Vanguard Total Bond Market II Index Fund

Schedule of Investments (unaudited)
As of March 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (65.0%)
U.S. Government Securities (41.8%)
United States Treasury Note/Bond	8.750%	8/15/20	15,755	16,228
United States Treasury Note/Bond	2.000%	9/30/20	2	2
United States Treasury Note/Bond	1.375%	10/31/20	3	3
United States Treasury Note/Bond	1.750%	10/31/20	2	2
United States Treasury Note/Bond	2.750%	11/30/20	2	2
United States Treasury Note/Bond	3.625%	2/15/21	27,415	28,220
United States Treasury Note/Bond	2.375%	4/15/21	218,258	223,134
United States Treasury Note/Bond	1.375%	4/30/21	117,322	118,789
United States Treasury Note/Bond	2.250%	4/30/21	75,747	77,416
United States Treasury Note/Bond	2.625%	5/15/21	332,092	341,068
United States Treasury Note/Bond	3.125%	5/15/21	100,610	103,817
United States Treasury Note/Bond	2.000%	5/31/21	87,899	89,726
United States Treasury Note/Bond	2.125%	5/31/21	447,608	457,540
United States Treasury Note/Bond	2.625%	6/15/21	226,450	232,854
United States Treasury Note/Bond	1.625%	6/30/21	159,563	162,355
United States Treasury Note/Bond	2.125%	6/30/21	199,510	204,155
United States Treasury Note/Bond	2.625%	7/15/21	273,625	281,878
United States Treasury Note/Bond	1.125%	7/31/21	231,305	233,798
United States Treasury Note/Bond	1.750%	7/31/21	322,112	328,454
United States Treasury Note/Bond	2.250%	7/31/21	109,725	112,486
United States Treasury Note/Bond	2.750%	8/15/21	275,798	285,106
United States Treasury Note/Bond	8.125%	8/15/21	34,550	38,054
United States Treasury Note/Bond	1.125%	8/31/21	224,994	227,561
United States Treasury Note/Bond	1.500%	8/31/21	97,298	98,971
United States Treasury Note/Bond	2.000%	8/31/21	241,675	247,340
United States Treasury Note/Bond	2.750%	9/15/21	54,665	56,621
United States Treasury Note/Bond	1.125%	9/30/21	6,848	6,933
United States Treasury Note/Bond	1.500%	9/30/21	87,869	89,475
United States Treasury Note/Bond	2.125%	9/30/21	193,750	198,927
United States Treasury Note/Bond	2.875%	10/15/21	1	1
United States Treasury Note/Bond	1.250%	10/31/21	200,342	203,285
United States Treasury Note/Bond	1.500%	10/31/21	289,587	295,199
United States Treasury Note/Bond	2.000%	10/31/21	275,870	283,067
United States Treasury Note/Bond	2.875%	11/15/21	49	51
United States Treasury Note/Bond	1.500%	11/30/21	13,553	13,835
United States Treasury Note/Bond	1.750%	11/30/21	420,296	430,543
United States Treasury Note/Bond	1.875%	11/30/21	100,425	103,014
United States Treasury Note/Bond	2.625%	12/15/21	272,994	283,870
United States Treasury Note/Bond	2.000%	12/31/21	121,840	125,438
United States Treasury Note/Bond	2.125%	12/31/21	116,875	120,546
United States Treasury Note/Bond	2.500%	1/15/22	379,491	394,435
United States Treasury Note/Bond	1.375%	1/31/22	103,740	105,879
United States Treasury Note/Bond	1.500%	1/31/22	324,393	331,439
United States Treasury Note/Bond	1.875%	1/31/22	323,028	332,215
United States Treasury Note/Bond	2.000%	2/15/22	39,412	40,650

United States Treasury Note/Bond	2.500%	2/15/22	240,133	249,964
United States Treasury Note/Bond	1.125%	2/28/22	589,495	599,446
United States Treasury Note/Bond	1.750%	2/28/22	235,777	242,150
United States Treasury Note/Bond	1.875%	2/28/22	304,490	313,719
United States Treasury Note/Bond	0.375%	3/31/22	2,206,725	2,212,595
United States Treasury Note/Bond	1.750%	3/31/22	202,337	208,091
United States Treasury Note/Bond	1.875%	3/31/22	345,708	356,566
United States Treasury Note/Bond	2.250%	4/15/22	383,190	398,157
United States Treasury Note/Bond	1.750%	4/30/22	193,091	198,824
United States Treasury Note/Bond	1.875%	4/30/22	212,589	219,398
United States Treasury Note/Bond	2.125%	5/15/22	371,910	385,972
United States Treasury Note/Bond	1.750%	5/31/22	67,332	69,352
United States Treasury Note/Bond	1.875%	5/31/22	111,900	115,624
United States Treasury Note/Bond	1.750%	6/15/22	317,504	327,524
United States Treasury Note/Bond	1.750%	6/30/22	367,600	379,547
United States Treasury Note/Bond	2.125%	6/30/22	135,735	141,164
United States Treasury Note/Bond	1.750%	7/15/22	348,260	359,523
United States Treasury Note/Bond	1.875%	7/31/22	269,263	279,024
United States Treasury Note/Bond	2.000%	7/31/22	187,730	195,005
United States Treasury Note/Bond	1.500%	8/15/22	365,753	376,155
United States Treasury Note/Bond	1.625%	8/15/22	259,234	267,213
United States Treasury Note/Bond	7.250%	8/15/22	75	87
United States Treasury Note/Bond	1.625%	8/31/22	341,015	351,617
United States Treasury Note/Bond	1.875%	8/31/22	229,931	238,411
United States Treasury Note/Bond	1.500%	9/15/22	583,810	600,776
United States Treasury Note/Bond	1.750%	9/30/22	268,153	277,538
United States Treasury Note/Bond	1.875%	9/30/22	334,051	346,892
United States Treasury Note/Bond	1.375%	10/15/22	447,361	459,315
United States Treasury Note/Bond	1.875%	10/31/22	317,955	330,673
United States Treasury Note/Bond	2.000%	10/31/22	320,049	333,901
United States Treasury Note/Bond	1.625%	11/15/22	576,461	596,095
United States Treasury Note/Bond	7.625%	11/15/22	150	178
* United States Treasury Note/Bond	2.000%	11/30/22	593,275	619,694
United States Treasury Note/Bond	1.625%	12/15/22	914,345	947,207
United States Treasury Note/Bond	2.125%	12/31/22	583,086	611,692
United States Treasury Note/Bond	1.500%	1/15/23	9,420	9,736
United States Treasury Note/Bond	1.750%	1/31/23	279,340	290,427
United States Treasury Note/Bond	2.375%	1/31/23	81,440	86,161
United States Treasury Note/Bond	2.000%	2/15/23	375,850	393,703
United States Treasury Note/Bond	1.500%	2/28/23	247,637	255,918
United States Treasury Note/Bond	2.625%	2/28/23	133,984	142,860
United States Treasury Note/Bond	0.500%	3/15/23	1,478,893	1,488,136
United States Treasury Note/Bond	1.500%	3/31/23	100,115	103,588
United States Treasury Note/Bond	2.500%	3/31/23	394,925	420,287
United States Treasury Note/Bond	1.625%	4/30/23	151,271	157,180
United States Treasury Note/Bond	2.750%	4/30/23	153,300	164,630
United States Treasury Note/Bond	1.750%	5/15/23	124,775	130,155
United States Treasury Note/Bond	1.625%	5/31/23	122,505	127,329
United States Treasury Note/Bond	2.750%	5/31/23	65,346	70,308
United States Treasury Note/Bond	1.375%	6/30/23	254,587	262,861
United States Treasury Note/Bond	2.625%	6/30/23	191,146	205,153
United States Treasury Note/Bond	1.250%	7/31/23	133,182	137,074
United States Treasury Note/Bond	2.750%	7/31/23	86,268	93,143
United States Treasury Note/Bond	2.500%	8/15/23	209,285	224,393
United States Treasury Note/Bond	1.375%	8/31/23	344,995	356,801
United States Treasury Note/Bond	1.375%	9/30/23	152,840	158,165
United States Treasury Note/Bond	2.875%	9/30/23	2	2

United States Treasury Note/Bond	2.875%	10/31/23	114,000	124,189
United States Treasury Note/Bond	2.750%	11/15/23	128,215	139,134
United States Treasury Note/Bond	2.125%	11/30/23	182,625	194,267
United States Treasury Note/Bond	2.875%	11/30/23	197,846	215,961
United States Treasury Note/Bond	2.250%	12/31/23	120,863	129,343
United States Treasury Note/Bond	2.625%	12/31/23	1,015,123	1,100,779
United States Treasury Note/Bond	2.250%	1/31/24	197,225	211,338
United States Treasury Note/Bond	2.500%	1/31/24	686,069	741,702
United States Treasury Note/Bond	2.750%	2/15/24	270,399	294,946
United States Treasury Note/Bond	2.125%	2/29/24	153,000	163,352
United States Treasury Note/Bond	2.375%	2/29/24	298,197	321,447
United States Treasury Note/Bond	2.125%	3/31/24	708,094	757,547
United States Treasury Note/Bond	2.000%	4/30/24	280,940	299,246
United States Treasury Note/Bond	2.250%	4/30/24	134,542	144,759
United States Treasury Note/Bond	2.500%	5/15/24	366,753	398,617
United States Treasury Note/Bond	2.000%	5/31/24	268,571	286,616
United States Treasury Note/Bond	1.750%	6/30/24	355,810	376,379
United States Treasury Note/Bond	2.000%	6/30/24	230,940	246,600
United States Treasury Note/Bond	1.750%	7/31/24	177,500	187,928
United States Treasury Note/Bond	2.125%	7/31/24	195,665	210,219
United States Treasury Note/Bond	2.375%	8/15/24	659,320	716,186
* United States Treasury Note/Bond	1.875%	8/31/24	243,460	259,209
United States Treasury Note/Bond	1.500%	9/30/24	396,425	416,123
United States Treasury Note/Bond	2.125%	9/30/24	248,720	267,995
United States Treasury Note/Bond	1.500%	10/31/24	76,061	79,936
United States Treasury Note/Bond	2.250%	10/31/24	359,393	389,550
United States Treasury Note/Bond	2.250%	11/15/24	483,372	524,159
* United States Treasury Note/Bond	1.500%	11/30/24	702,564	739,449
United States Treasury Note/Bond	2.125%	11/30/24	141,200	152,386
United States Treasury Note/Bond	1.750%	12/31/24	40,235	42,819
United States Treasury Note/Bond	2.250%	12/31/24	285,467	310,177
United States Treasury Note/Bond	2.500%	1/31/25	262,225	288,529
United States Treasury Note/Bond	2.000%	2/15/25	212,509	228,647
United States Treasury Note/Bond	1.125%	2/28/25	1,108,810	1,149,869
United States Treasury Note/Bond	2.750%	2/28/25	333,477	371,307
United States Treasury Note/Bond	0.500%	3/31/25	1,201,234	1,208,742
United States Treasury Note/Bond	2.875%	4/30/25	267,029	299,782
United States Treasury Note/Bond	2.125%	5/15/25	221,221	239,956
United States Treasury Note/Bond	2.875%	5/31/25	174,085	195,682
United States Treasury Note/Bond	2.750%	6/30/25	179,285	200,715
United States Treasury Note/Bond	2.875%	7/31/25	233,510	263,355
United States Treasury Note/Bond	2.000%	8/15/25	189,083	204,445
United States Treasury Note/Bond	6.875%	8/15/25	40,840	54,254
United States Treasury Note/Bond	2.750%	8/31/25	186,630	209,492
* United States Treasury Note/Bond	2.250%	11/15/25	434,690	477,003
United States Treasury Note/Bond	2.875%	11/30/25	416,497	472,203
United States Treasury Note/Bond	1.625%	2/15/26	534,932	569,371
United States Treasury Note/Bond	2.500%	2/28/26	384,057	428,823
United States Treasury Note/Bond	2.250%	3/31/26	467,794	515,818
United States Treasury Note/Bond	2.375%	4/30/26	160,000	177,850
United States Treasury Note/Bond	1.625%	5/15/26	519,378	553,625
United States Treasury Note/Bond	2.125%	5/31/26	378,579	415,373
United States Treasury Note/Bond	1.875%	6/30/26	393,440	425,962
United States Treasury Note/Bond	1.875%	7/31/26	282,000	305,530
United States Treasury Note/Bond	1.500%	8/15/26	634,832	672,624
United States Treasury Note/Bond	6.750%	8/15/26	8,800	12,129
United States Treasury Note/Bond	1.375%	8/31/26	430,805	453,491

United States Treasury Note/Bond	1.625%	9/30/26	56,188	60,086
United States Treasury Note/Bond	1.625%	10/31/26	346,480	370,626
* United States Treasury Note/Bond	2.000%	11/15/26	366,562	401,158
United States Treasury Note/Bond	6.500%	11/15/26	36,215	49,903
United States Treasury Note/Bond	1.625%	11/30/26	180,570	193,322
United States Treasury Note/Bond	1.750%	12/31/26	361,253	390,153
United States Treasury Note/Bond	1.500%	1/31/27	1,190	1,266
United States Treasury Note/Bond	2.250%	2/15/27	6,056	6,749
United States Treasury Note/Bond	6.625%	2/15/27	39,650	55,547
United States Treasury Note/Bond	1.125%	2/28/27	1,379,870	1,434,416
United States Treasury Note/Bond	0.625%	3/31/27	1,258,420	1,265,492
United States Treasury Note/Bond	2.375%	5/15/27	43,030	48,449
United States Treasury Note/Bond	2.250%	8/15/27	317,539	355,990
United States Treasury Note/Bond	6.375%	8/15/27	6,850	9,660
United States Treasury Note/Bond	2.250%	11/15/27	187,761	210,878
United States Treasury Note/Bond	6.125%	11/15/27	55,808	78,314
United States Treasury Note/Bond	2.750%	2/15/28	182,470	212,406
United States Treasury Note/Bond	2.875%	5/15/28	181,973	214,415
United States Treasury Note/Bond	2.875%	8/15/28	542,152	640,330
United States Treasury Note/Bond	5.500%	8/15/28	45,575	63,150
United States Treasury Note/Bond	3.125%	11/15/28	280,130	338,038
* United States Treasury Note/Bond	5.250%	11/15/28	76,342	105,018
United States Treasury Note/Bond	2.625%	2/15/29	76,983	89,902
United States Treasury Note/Bond	5.250%	2/15/29	52,279	72,333
United States Treasury Note/Bond	1.625%	8/15/29	102,706	111,500
United States Treasury Note/Bond	6.125%	8/15/29	37,930	56,350
United States Treasury Note/Bond	1.750%	11/15/29	150,000	164,859
United States Treasury Note/Bond	1.500%	2/15/30	2,643,110	2,849,193
United States Treasury Note/Bond	6.250%	5/15/30	114,435	174,818
United States Treasury Note/Bond	5.375%	2/15/31	128,675	189,273
United States Treasury Note/Bond	4.500%	2/15/36	121,843	185,601
United States Treasury Note/Bond	4.750%	2/15/37	33,500	52,867
United States Treasury Note/Bond	5.000%	5/15/37	57,327	92,879
United States Treasury Note/Bond	4.375%	2/15/38	63,450	97,812
United States Treasury Note/Bond	4.500%	5/15/38	63,579	99,551
United States Treasury Note/Bond	3.500%	2/15/39	894	1,256
United States Treasury Note/Bond	4.250%	5/15/39	117,867	181,054
United States Treasury Note/Bond	4.500%	8/15/39	100,656	159,383
United States Treasury Note/Bond	4.375%	11/15/39	120,905	189,727
United States Treasury Note/Bond	4.625%	2/15/40	44,805	72,542
United States Treasury Note/Bond	4.375%	5/15/40	149,320	235,319
United States Treasury Note/Bond	3.875%	8/15/40	140,325	208,799
United States Treasury Note/Bond	4.250%	11/15/40	141,854	220,671
* United States Treasury Note/Bond	4.750%	2/15/41	78,692	129,424
United States Treasury Note/Bond	4.375%	5/15/41	117,000	183,709
United States Treasury Note/Bond	3.750%	8/15/41	145,310	213,946
United States Treasury Note/Bond	3.125%	11/15/41	133,056	179,043
United States Treasury Note/Bond	3.125%	2/15/42	153,742	208,273
United States Treasury Note/Bond	3.000%	5/15/42	138,000	183,497
United States Treasury Note/Bond	2.750%	8/15/42	212,528	271,039
United States Treasury Note/Bond	2.750%	11/15/42	243,319	310,497
United States Treasury Note/Bond	3.125%	2/15/43	254,159	342,876
United States Treasury Note/Bond	2.875%	5/15/43	365,700	476,324
United States Treasury Note/Bond	3.625%	8/15/43	310,652	453,405
United States Treasury Note/Bond	3.750%	11/15/43	217,806	324,294
United States Treasury Note/Bond	3.625%	2/15/44	348,494	509,182
United States Treasury Note/Bond	3.125%	8/15/44	181,150	247,552

United States Treasury Note/Bond	3.000%	11/15/44	295,089	392,837
* United States Treasury Note/Bond	2.500%	2/15/45	366,882	453,213
United States Treasury Note/Bond	3.000%	5/15/45	362,154	489,472
United States Treasury Note/Bond	2.875%	8/15/45	365,506	484,069
United States Treasury Note/Bond	3.000%	11/15/45	1,817	2,466
United States Treasury Note/Bond	2.500%	2/15/46	233,698	291,284
United States Treasury Note/Bond	2.500%	5/15/46	332,873	414,374
United States Treasury Note/Bond	2.250%	8/15/46	334,838	398,092
United States Treasury Note/Bond	2.875%	11/15/46	204,990	272,251
United States Treasury Note/Bond	3.000%	2/15/47	104,099	142,160
United States Treasury Note/Bond	3.000%	5/15/47	202,051	276,873
United States Treasury Note/Bond	2.750%	8/15/47	102,418	134,279
United States Treasury Note/Bond	2.750%	11/15/47	310,732	407,205
United States Treasury Note/Bond	3.000%	2/15/48	389,470	535,459
United States Treasury Note/Bond	3.125%	5/15/48	411,233	577,910
United States Treasury Note/Bond	3.000%	8/15/48	454,182	626,417
United States Treasury Note/Bond	3.375%	11/15/48	183,303	270,086
United States Treasury Note/Bond	3.000%	2/15/49	207,173	286,578
United States Treasury Note/Bond	2.875%	5/15/49	463,731	628,861
United States Treasury Note/Bond	2.250%	8/15/49	242,020	292,844
United States Treasury Note/Bond	2.375%	11/15/49	991,233	1,235,324
United States Treasury Note/Bond	2.000%	2/15/50	1,060,885	1,231,953
				72,936,539
Agency Bonds and Notes (1.3%)
1 AID-Iraq	2.149%	1/18/22	9,025	9,281
1 AID-Israel	5.500%	9/18/23	6,500	7,515
1 AID-Israel	5.500%	12/4/23	7,002	8,140
1 AID-Israel	5.500%	4/26/24	5,575	6,569
1 AID-Israel	5.500%	9/18/33	150	218
1 AID-Jordan	2.578%	6/30/22	3,180	3,319
1 AID-Jordan	3.000%	6/30/25	4,325	4,724
1 AID-Tunisia	2.452%	7/24/21	2,300	2,340
1 AID-Tunisia	1.416%	8/5/21	2,830	2,833
1 AID-Ukraine	1.471%	9/29/21	6,825	6,926
Federal Farm Credit Banks	2.550%	3/11/21	15,750	16,076
Federal Farm Credit Banks	2.230%	4/5/21	15,750	16,048
Federal Farm Credit Banks	3.050%	11/15/21	6,050	6,302
Federal Farm Credit Banks	1.600%	12/28/21	10,300	10,502
Federal Farm Credit Banks	2.600%	1/18/22	6,000	6,229
Federal Farm Credit Banks	1.770%	6/26/23	6,300	6,558
Federal Farm Credit Banks	3.500%	12/20/23	5,100	5,658
Federal Home Loan Banks	2.250%	6/11/21	30,000	30,667
Federal Home Loan Banks	5.625%	6/11/21	17,350	18,433
Federal Home Loan Banks	1.875%	7/7/21	45,140	45,956
Federal Home Loan Banks	1.125%	7/14/21	24,275	24,487
Federal Home Loan Banks	3.000%	10/12/21	81,300	84,437
Federal Home Loan Banks	1.625%	11/19/21	38,030	38,745
Federal Home Loan Banks	1.875%	11/29/21	79,160	81,001
Federal Home Loan Banks	1.625%	12/20/21	66,960	68,286
Federal Home Loan Banks	2.125%	6/10/22	7,750	8,026
Federal Home Loan Banks	2.000%	9/9/22	11,665	12,092
Federal Home Loan Banks	1.375%	2/17/23	40,000	41,006
Federal Home Loan Banks	2.125%	3/10/23	28,800	30,170
Federal Home Loan Banks	2.500%	2/13/24	44,590	47,941
Federal Home Loan Banks	2.875%	6/14/24	200	219
Federal Home Loan Banks	1.500%	8/15/24	19,940	20,719
Federal Home Loan Banks	5.375%	8/15/24	1,585	1,910

Federal Home Loan Banks	2.875%	9/13/24	1,000	1,099
Federal Home Loan Banks	3.250%	11/16/28	19,645	23,072
Federal Home Loan Banks	5.500%	7/15/36	20,850	32,147
2 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	36,800	37,141
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	70,985	73,387
2 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	42,650	45,717
2 Federal Home Loan Mortgage Corp.	1.500%	2/12/25	60,000	62,400
2 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	2,573	3,810
2 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	35,301	54,971
2 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	28,178	43,797
2 Federal National Mortgage Assn.	1.375%	2/26/21	20,285	20,460
2 Federal National Mortgage Assn.	2.500%	4/13/21	35,000	35,775
2 Federal National Mortgage Assn.	2.750%	6/22/21	24,046	24,741
2 Federal National Mortgage Assn.	1.250%	8/17/21	26,506	26,800
2 Federal National Mortgage Assn.	1.375%	10/7/21	44,250	44,856
2 Federal National Mortgage Assn.	2.000%	1/5/22	101,000	103,712
2 Federal National Mortgage Assn.	2.625%	1/11/22	10,798	11,210
2 Federal National Mortgage Assn.	1.875%	4/5/22	61,000	62,692
2 Federal National Mortgage Assn.	2.250%	4/12/22	23,810	24,657
2 Federal National Mortgage Assn.	1.375%	9/6/22	15,115	15,435
2 Federal National Mortgage Assn.	2.000%	10/5/22	69,818	72,451
2 Federal National Mortgage Assn.	2.375%	1/19/23	25,381	26,707
2 Federal National Mortgage Assn.	2.875%	9/12/23	50,000	54,029
2 Federal National Mortgage Assn.	2.500%	2/5/24	45,214	48,592
2 Federal National Mortgage Assn.	1.750%	7/2/24	41,103	43,061
2 Federal National Mortgage Assn.	2.625%	9/6/24	8,755	9,519
2 Federal National Mortgage Assn.	1.625%	10/15/24	38,890	40,630
2 Federal National Mortgage Assn.	1.625%	1/7/25	43,250	45,199
2 Federal National Mortgage Assn.	2.125%	4/24/26	42,302	45,449
2 Federal National Mortgage Assn.	1.875%	9/24/26	30,435	32,293
2 Federal National Mortgage Assn.	6.250%	5/15/29	17,526	25,054
2 Federal National Mortgage Assn.	7.125%	1/15/30	8,850	13,656
2 Federal National Mortgage Assn.	7.250%	5/15/30	32,760	51,223
2 Federal National Mortgage Assn.	6.625%	11/15/30	27,435	41,948
2 Federal National Mortgage Assn.	5.625%	7/15/37	3,396	5,370
2 Federal National Mortgage Assn.	6.210%	8/6/38	300	510
Private Export Funding Corp.	4.300%	12/15/21	7,760	8,252
Private Export Funding Corp.	2.800%	5/15/22	1,125	1,177
Private Export Funding Corp.	2.050%	11/15/22	15,525	16,067
Private Export Funding Corp.	3.550%	1/15/24	16,425	18,098
Private Export Funding Corp.	2.450%	7/15/24	4,955	5,292
Private Export Funding Corp.	1.750%	11/15/24	3,115	3,245
Private Export Funding Corp.	3.250%	6/15/25	1,575	1,763
Tennessee Valley Authority	1.875%	8/15/22	3,875	4,003
Tennessee Valley Authority	2.875%	9/15/24	12,231	13,416
Tennessee Valley Authority	6.750%	11/1/25	19,581	25,977
Tennessee Valley Authority	2.875%	2/1/27	25,750	28,744
Tennessee Valley Authority	7.125%	5/1/30	9,625	14,917
Tennessee Valley Authority	4.700%	7/15/33	6,375	8,841
Tennessee Valley Authority	4.650%	6/15/35	4,000	5,369
Tennessee Valley Authority	5.880%	4/1/36	6,795	10,459
Tennessee Valley Authority	6.150%	1/15/38	665	1,081
Tennessee Valley Authority	5.500%	6/15/38	1,436	2,202
Tennessee Valley Authority	5.250%	9/15/39	15,248	23,225
Tennessee Valley Authority	4.875%	1/15/48	14,320	23,472
Tennessee Valley Authority	5.375%	4/1/56	5,585	9,809
Tennessee Valley Authority	4.625%	9/15/60	8,838	14,253

	Tennessee Valley Authority	4.250%	9/15/65	8,050	12,452
					2,229,017
Conventional Mortgage-Backed Securities (21.9%)
2,3	Fannie Mae Pool	2.000%	11/1/27–11/1/34	70,227	72,324
2,3,4Fannie Mae Pool		2.500%	11/1/26–2/1/50	1,229,186	1,280,711
2,3,4Fannie Mae Pool		3.000%	11/1/20–3/1/50	4,159,985	4,393,409
2,3,4Fannie Mae Pool		3.500%	5/1/20–4/1/50	3,931,128	4,196,553
2,3,4Fannie Mae Pool		4.000%	4/1/20–4/1/50	3,153,459	3,401,644
2,3,4Fannie Mae Pool		4.500%	4/1/20–4/1/50	1,201,035	1,311,815
2,3,4Fannie Mae Pool		5.000%	4/1/20–4/1/50	346,754	386,196
2,3	Fannie Mae Pool	5.500%	5/1/20–2/1/42	218,414	249,787
2,3	Fannie Mae Pool	6.000%	12/1/20–5/1/41	134,518	157,404
2,3	Fannie Mae Pool	6.500%	10/1/21–5/1/40	33,427	39,167
2,3	Fannie Mae Pool	7.000%	8/1/27–12/1/38	8,465	9,817
2,3	Fannie Mae Pool	7.500%	7/1/30–12/1/32	103	124
2,3	Fannie Mae Pool	8.000%	12/1/29	11	13
2,3	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	36,213	37,246
2,3	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/43	576,020	602,446
2,3	Freddie Mac Gold Pool	3.000%	4/1/21–4/1/48	1,985,257	2,113,406
2,3	Freddie Mac Gold Pool	3.500%	12/1/20–3/1/49	2,382,222	2,555,734
2,3	Freddie Mac Gold Pool	4.000%	7/1/20–2/1/49	1,730,435	1,867,032
2,3	Freddie Mac Gold Pool	4.500%	5/1/20–1/1/49	717,849	784,818
2,3	Freddie Mac Gold Pool	5.000%	4/1/20–11/1/48	216,364	238,712
2,3	Freddie Mac Gold Pool	5.500%	7/1/20–6/1/41	106,743	121,029
2,3	Freddie Mac Gold Pool	6.000%	8/1/20–5/1/40	51,270	59,998
2,3	Freddie Mac Gold Pool	6.500%	3/1/22–9/1/39	13,664	15,865
2,3	Freddie Mac Gold Pool	7.000%	3/1/26–12/1/38	4,934	5,684
2,3	Freddie Mac Gold Pool	7.500%	4/1/27–2/1/32	45	51
2,3	Freddie Mac Gold Pool	8.000%	1/1/27–11/1/31	71	81
2,3	Freddie Mac Gold Pool	8.500%	6/1/25	13	15
3	Ginnie Mae I Pool	3.000%	1/15/26–3/15/45	98,262	104,872
3	Ginnie Mae I Pool	3.500%	11/15/25–5/15/48	133,181	142,888
3	Ginnie Mae I Pool	4.000%	6/15/24–5/15/47	167,925	179,931
3	Ginnie Mae I Pool	4.500%	5/15/20–2/15/49	140,015	154,961
3	Ginnie Mae I Pool	5.000%	5/15/20–11/15/46	79,724	89,369
3	Ginnie Mae I Pool	5.500%	10/15/20–6/15/41	38,784	43,729
3	Ginnie Mae I Pool	6.000%	1/15/26–6/15/41	28,371	32,162
3	Ginnie Mae I Pool	6.500%	5/15/24–8/15/39	6,888	7,808
3	Ginnie Mae I Pool	7.000%	7/15/23–9/15/36	337	401
3	Ginnie Mae I Pool	7.500%	12/15/23	6	7
3	Ginnie Mae I Pool	8.000%	6/15/25–1/15/27	23	27
3,4	Ginnie Mae II Pool	2.500%	6/20/27–4/1/50	325,818	340,828
3,4	Ginnie Mae II Pool	3.000%	10/20/26–4/1/50	2,857,380	3,048,781
3,4	Ginnie Mae II Pool	3.500%	9/20/25–4/1/50	3,164,217	3,379,700
3,4	Ginnie Mae II Pool	4.000%	9/20/25–3/1/50	1,621,899	1,768,774
3,4	Ginnie Mae II Pool	4.500%	8/20/33–3/1/50	763,547	830,079
3	Ginnie Mae II Pool	5.000%	12/20/32–12/20/48	250,286	269,987
3,4	Ginnie Mae II Pool	5.500%	8/20/23–4/1/50	37,104	43,512
3	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	19,285	22,410
3	Ginnie Mae II Pool	6.500%	10/20/28–11/20/39	6,568	7,738
3	Ginnie Mae II Pool	7.000%	8/20/34–11/20/38	996	1,229
2,3	UMBS Pool	2.000%	1/1/32–11/1/34	23,128	23,793
2,3,4UMBS Pool		2.500%	10/1/34–5/1/50	534,676	554,341
2,3,4UMBS Pool		3.000%	11/1/28–4/1/50	1,586,883	1,668,510
2,3,4UMBS Pool		3.500%	9/1/33–2/1/50	849,982	905,081
2,3	UMBS Pool	4.000%	11/1/33–9/1/49	360,897	393,884
2,3,4UMBS Pool		4.500%	8/1/48–1/1/50	213,481	233,172

2,3	UMBS Pool	5.000%	3/1/49–4/1/49	91,005	100,318
2,3	UMBS Pool	5.500%	6/1/49	16,856	18,450
					38,267,823
	Nonconventional Mortgage-Backed Securities (0.0%)
2,3	Fannie Mae Pool	2.269%	7/1/43	3,050	3,138
2,3	Fannie Mae Pool	2.481%	9/1/43	355	357
2,3	Fannie Mae Pool	3.451%	4/1/41	501	511
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.290%	3.640%	12/1/41	625	653
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.310%	3.592%	9/1/37	1,164	1,206
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.392%	3.811%	10/1/37	159	165
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.479%	3.426%	3/1/43	1,823	1,858
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.509%	4.016%	7/1/36	141	149
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.530%	3.584%	12/1/43	709	765
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.585%	2.863%	6/1/43	1,318	1,335
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.607%	3.607%	11/1/33	43	47
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.623%	3.623%	2/1/36	151	156
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.625%	4.135%	8/1/35	211	226
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.627%	3.627%	3/1/38	83	87
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.635%	3.510%	11/1/36	22	23
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.639%	3.842%	8/1/39	722	749
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.643%	3.664%	1/1/37	76	83
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.657%	4.270%	10/1/42	528	533
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.658%	4.283%	7/1/35	183	194
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.660%	3.910%	9/1/40	67	71
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.665%	4.415%	6/1/36	12	13
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.680%	3.738%	1/1/42	743	777
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.682%	4.167%	10/1/37	391	407
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.682%	4.328%	4/1/36	60	64
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.683%	3.643%	12/1/33	62	66
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.687%	4.495%	6/1/42	916	966
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.709%	10/1/39	241	253
	2,3,5Fannie Mae Pool, 12M USD LIBOR +
	1.690%	3.976%	9/1/42	861	907

2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.690%	4.500%	5/1/40	228	240
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.695%	4.320%	7/1/39	91	96
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.698%	4.162%	8/1/40	160	170
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.700%	3.747%	12/1/40	206	220
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.700%	4.531%	7/1/37	140	150
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.701%	3.965%	10/1/42	626	670
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.705%	3.809%	11/1/39	119	128
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.711%	3.379%	9/1/43	1,364	1,410
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.722%	3.945%	11/1/39	317	336
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.726%	3.953%	9/1/34	96	99
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.728%	4.423%	5/1/42	945	997
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.746%	4.506%	7/1/41	856	909
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.748%	4.505%	5/1/35	105	111
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.750%	3.750%	2/1/36	157	170
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.750%	4.217%	10/1/40	131	140
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.767%	4.642%	6/1/41	127	135
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.771%	4.090%	5/1/42	284	301
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.780%	3.780%	2/1/41	206	220
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.791%	4.306%	7/1/42	646	704
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.793%	3.397%	8/1/42	1,156	1,173
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.795%	4.403%	3/1/42	613	656
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.797%	4.252%	3/1/42	632	685
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.799%	4.318%	2/1/42	1,885	2,026
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.804%	3.988%	12/1/39	297	313
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.805%	3.772%	11/1/41	480	519
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.810%	3.685%	10/1/40	543	578
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.810%	3.810%	12/1/40	244	260
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.810%	3.935%	11/1/33–11/1/39	270	290

2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.813%	3.858%	1/1/42	520	555
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.813%	3.963%	11/1/41	351	376
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.690%	11/1/40	184	196
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.741%	12/1/40	174	186
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.815%	2/1/41	346	372
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	3.924%	12/1/41	388	417
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.815%	4.693%	5/1/41	378	408
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.819%	3.893%	3/1/41	469	501
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.820%	3.913%	12/1/40	194	207
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.823%	3.823%	2/1/41	241	246
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.825%	4.825%	3/1/41	460	501
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.826%	4.330%	9/1/40	553	588
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.826%	4.576%	7/1/38	80	82
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.830%	4.580%	6/1/41	437	464
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.835%	3.856%	1/1/40	239	252
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.840%	4.391%	8/1/39	194	207
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.851%	4.443%	2/1/42	708	763
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.862%	4.745%	5/1/40	115	121
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.880%	4.183%	11/1/34	291	314
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.909%	4.784%	4/1/37	189	204
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.912%	4.787%	5/1/36	22	22
2,3,5Fannie Mae Pool, 12M USD LIBOR +
1.965%	3.965%	4/1/37	6	7
2,3,5Fannie Mae Pool, 12M USD LIBOR +
2.130%	4.388%	10/1/36	106	116
2,3,5Fannie Mae Pool, 1Y CMT + 2.155%	3.780%	12/1/37	370	387
2,3,5Fannie Mae Pool, 1Y CMT + 2.238%	4.613%	7/1/38	74	79
2,3,5Fannie Mae Pool, 1Y CMT + 2.268%	4.018%	12/1/35	83	89
2,3,5Fannie Mae Pool, 1Y CMT + 2.313%	3.964%	1/1/35	109	118
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.026%	3.208%	4/1/37	505	527
2,3,5Fannie Mae Pool, 6M USD LIBOR + 1.840%	3.715%	8/1/37	172	182
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 0.985%	3.235%	10/1/37	21	22
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.563%	3.699%	3/1/37	37	38

2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.570%	3.570%	3/1/37	10	11
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.588%	3.921%	9/1/37	56	58
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.625%	3.625%	1/1/38	38	41
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	3.755%	12/1/36	112	121
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	3.806%	11/1/43	1,045	1,094
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.640%	4.515%	5/1/42	123	123
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.660%	3.711%	10/1/37	357	378
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.695%	3.695%	2/1/37	77	83
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.727%	3.727%	1/1/35	20	22
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.743%	3.865%	12/1/36	152	159
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.745%	3.750%	12/1/40	745	787
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	3.816%	12/1/41	413	441
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	4.625%	5/1/38	31	32
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.765%	3.730%	12/1/36	41	45
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.796%	3.872%	12/1/34	108	111
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.798%	4.245%	6/1/37	266	288
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.825%	4.156%	3/1/42	435	465
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.834%	3.959%	12/1/35	140	150
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.840%	4.590%	6/1/37	26	28
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.851%	4.253%	1/1/37	72	77
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.862%	3.927%	2/1/42	141	151
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.867%	4.349%	8/1/37	79	83
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	3.880%	12/1/40–3/1/41	784	837
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.630%	6/1/40	186	193
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.698%	6/1/41	105	110
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.754%	6/1/40	222	234
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.880%	4.755%	5/1/40	233	243
2,3,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.885%	4.510%	7/1/38	63	65

2,3,5Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.889%	3.901%	2/1/42	493	503
2,3,5Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.895%	4.323%	9/1/40	574	612
2,3,5Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	3.844%	11/1/40	293	307
2,3,5Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.900%	4.734%	6/1/40	158	165
2,3,5Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	3.910%	2/1/41	433	470
2,3,5Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.910%	3.928%	1/1/41	77	83
2,3,5Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.977%	4.783%	5/1/37	705	733
2,3,5Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 1.995%	3.995%	3/1/37	142	153
2,3,5Freddie Mac Non Gold Pool, 12M USD
	LIBOR + 2.085%	4.085%	3/1/38	24	26
2,3,5Freddie Mac Non Gold Pool, 1Y CMT +
	2.000%	3.625%	7/1/35	21	22
2,3,5Freddie Mac Non Gold Pool, 1Y CMT +
	2.250%	3.757%	2/1/36	68	72
2,3,5Freddie Mac Non Gold Pool, 1Y CMT +
	2.250%	4.006%	11/1/34	301	319
2,3,5Freddie Mac Non Gold Pool, 1Y CMT +
	2.250%	4.397%	11/1/36	47	49
2,3,5Freddie Mac Non Gold Pool, 1Y CMT +
	2.250%	4.750%	5/1/36	125	132
2,3,5Freddie Mac Non Gold Pool, 1Y CMT +
	2.409%	4.065%	10/1/36	198	215
2,3,5Freddie Mac Non Gold Pool, 1Y CMT +
	2.549%	5.173%	3/1/37	38	39
2,3,5Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.355%	3.438%	6/1/37	90	92
2,3,5Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.570%	3.506%	3/1/37	9	9
2,3,5Freddie Mac Non Gold Pool, 6M USD LIBOR
	+ 1.665%	3.617%	1/1/37	213	226
3,5	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.125%	10/20/38–12/20/43	5,144	5,420
3,5	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.250%	7/20/38–8/20/41	2,449	2,571
3,5	Ginnie Mae II Pool, 1Y CMT + 1.500%	3.875%	6/20/29–6/20/43	3,985	4,208
3,5	Ginnie Mae II Pool, 1Y CMT + 1.500%	4.000%	1/20/41–3/20/43	6,042	6,381
3,5	Ginnie Mae II Pool, 1Y CMT + 2.000%	3.625%	11/20/40	34	36
3,5	Ginnie Mae II Pool, 1Y CMT + 2.000%	4.375%	5/20/41	289	301
					67,586
Total U.S. Government and Agency Obligations (Cost $105,573,462)					113,500,965
Asset-Backed/Commercial Mortgage-Backed Securities (2.7%)
3	Ally Auto Receivables Trust 2017-4	1.750%	12/15/21	1,876	1,870
3	Ally Auto Receivables Trust 2017-4	1.960%	7/15/22	2,568	2,512
3	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	2,626	2,628
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,450	1,457
3	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	1,201	1,198
3	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	1,925	1,927
3	Ally Auto Receivables Trust 2019-2	2.230%	1/16/24	12,500	12,690
3	Ally Auto Receivables Trust 2019-2	2.260%	8/15/24	1,450	1,452
3	Ally Auto Receivables Trust 2019-4	1.840%	6/17/24	10,370	10,283

3 Ally Auto Receivables Trust 2019-4	1.920%	1/15/25	1,250	1,239
3 Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	18,450	17,979
3 Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	4,925	4,968
3 American Express Credit Account Master
Trust 2017-3	1.770%	11/15/22	22,400	22,367
3 American Express Credit Account Master
Trust 2017-6	2.040%	5/15/23	16,125	16,097
3 American Express Credit Account Master
Trust 2017-7	2.350%	5/15/25	9,825	9,838
3 American Express Credit Account Master
Trust 2018-2	3.010%	10/15/25	11,025	11,262
3 American Express Credit Account Master
Trust 2018-4	2.990%	12/15/23	14,175	14,299
3 American Express Credit Account Master
Trust 2018-8	3.180%	4/15/24	9,000	9,019
3 AmeriCredit Automobile Receivables Trust
2017-2	1.980%	12/20/21	72	72
3 AmeriCredit Automobile Receivables Trust
2017-3	1.900%	3/18/22	863	862
3 AmeriCredit Automobile Receivables Trust
2018-1	3.070%	12/19/22	3,202	3,209
3 AmeriCredit Automobile Receivables Trust
2018-1	3.260%	1/18/24	2,456	2,474
3 AmeriCredit Automobile Receivables Trust
2018-1	3.500%	1/18/24	1,650	1,645
3 AmeriCredit Automobile Receivables Trust
2019-1	2.970%	11/20/23	3,950	3,966
3 Banc of America Commercial Mortgage Trust
2015-UBS7	3.429%	9/15/48	1,425	1,478
3 Banc of America Commercial Mortgage Trust
2015-UBS7	3.705%	9/15/48	2,525	2,676
3 Banc of America Commercial Mortgage Trust
2017-BNK3	3.116%	2/15/50	500	507
3 Banc of America Commercial Mortgage Trust
2017-BNK3	3.574%	2/15/50	7,560	7,962
3 Banc of America Commercial Mortgage Trust
2017-BNK3	3.748%	2/15/50	2,800	2,857
3 BANK 2017 - BNK4	3.625%	5/15/50	5,950	6,292
3 BANK 2017 - BNK5	3.390%	6/15/60	7,000	7,397
3 BANK 2017 - BNK5	3.624%	6/15/60	3,500	3,560
3 BANK 2017 - BNK6	3.518%	7/15/60	9,383	9,870
3 BANK 2017 - BNK6	3.741%	7/15/60	9,929	10,301
3 BANK 2017 - BNK7	3.175%	9/15/60	7,575	8,053
3 BANK 2017 - BNK7	3.435%	9/15/60	4,690	4,926
3 BANK 2017 - BNK7	3.748%	9/15/60	5,225	5,605
3 BANK 2017 - BNK8	3.488%	11/15/50	5,925	6,287
3 BANK 2017 - BNK8	3.731%	11/15/50	1,000	1,025
3 BANK 2017 - BNK9	3.279%	11/15/54	6,075	6,318
3 BANK 2017 - BNK9	3.538%	11/15/54	5,925	6,309
3 BANK 2018 - BN10	3.641%	2/15/61	1,425	1,507
3 BANK 2018 - BN10	3.688%	2/15/61	4,375	4,675
3 BANK 2018 - BN10	3.898%	2/15/61	1,650	1,689
3 BANK 2018 - BN11	4.046%	3/15/61	4,275	4,664
3 BANK 2018 - BN12	4.255%	5/15/61	5,100	5,741
3 BANK 2018 - BN12	4.359%	5/15/61	1,650	1,676
3 BANK 2018 - BN13	3.953%	8/15/61	2,235	2,466
3 BANK 2018 - BN13	4.217%	8/15/61	6,200	6,998

3 BANK 2018 - BN14	4.128%	9/15/60	5,725	5,906
3 BANK 2018 - BN14	4.231%	9/15/60	2,425	2,723
3 BANK 2018 - BN14	4.481%	9/15/60	2,600	2,766
3 BANK 2018 - BN15	4.407%	11/15/61	9,060	10,349
3 BANK 2019 - BN16	4.005%	2/15/52	6,850	7,632
3 BANK 2019 - BN17	3.714%	4/15/52	5,070	5,476
3 BANK 2019 - BN17	3.976%	4/15/52	2,125	2,178
3 BANK 2019 - BN18	3.584%	5/15/62	2,650	2,830
3 BANK 2019 - BN18	3.826%	5/15/62	2,050	2,086
3 BANK 2019 - BN19	3.183%	8/15/61	3,400	3,546
3 BANK 2019 - BN20	3.011%	9/15/62	7,775	7,969
3 BANK 2019 - BN21	2.851%	10/17/52	2,550	2,570
3 BANK 2019 - BN21	3.093%	10/17/52	3,275	3,131
3 BANK 2019 - BN22	2.978%	11/15/62	3,630	3,727
3 BANK 2019 - BN23	2.920%	12/15/52	8,290	8,401
3 BANK 2019 - BN23	3.203%	12/15/52	3,125	3,031
3 BANK 2019 - BN24	2.960%	11/15/62	6,225	6,383
3 BANK 2019 - BN24	3.283%	11/15/62	2,900	2,819
3 BANK 2020 - BN25	2.649%	1/15/63	4,025	4,021
3 BANK 2020 - BN25	2.841%	1/15/63	2,970	2,831
3 BANK 2020 - BN26	2.403%	3/15/63	7,625	7,455
3 BANK 2020 - BN26	2.687%	3/15/63	2,410	2,206
3 Bank of America Credit Card Trust 2018-A1	2.700%	7/17/23	20,100	20,107
3 Bank of America Credit Card Trust 2018-A2	3.000%	9/15/23	18,200	18,347
3 Bank of America Credit Card Trust 2018-A3	3.100%	12/15/23	6,750	6,831
3 Bank of America Credit Card Trust 2019-A1	1.740%	1/15/25	8,125	8,167
Bank of Nova Scotia	1.875%	4/26/21	5,225	5,276
3 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	10,625	10,949
3 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	2,900	3,007
3 BBCMS Mortgage Trust 2018-C2	4.314%	12/15/51	10,125	11,338
3 BBCMS Mortgage Trust 2019-C3	3.583%	5/15/52	17,100	17,759
3 BBCMS Mortgage Trust 2019-C4	2.919%	8/15/52	12,600	13,079
3 BBCMS Mortgage Trust 2019-C4	3.171%	8/15/52	1,050	1,011
3 BBCMS Mortgage Trust 2019-C5	3.063%	11/15/52	6,750	6,978
3 BBCMS Mortgage Trust 2019-C5	3.366%	11/15/52	4,150	4,130
3 BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	5,070	5,077
3 BBCMS Mortgage Trust 2020-C6	2.840%	2/15/53	1,600	1,486
3 Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	4,700	5,080
3 Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	2,050	2,117
3 Benchmark 2018-B2 Mortgage Trust	3.662%	2/15/51	4,150	4,283
3 Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	2,345	2,563
3 Benchmark 2018-B2 Mortgage Trust	4.084%	2/15/51	5,675	5,907
3 Benchmark 2018-B3 Mortgage Trust	3.848%	4/10/51	3,875	4,020
3 Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	10,250	11,315
3 Benchmark 2018-B4 Mortgage Trust	4.121%	7/15/51	2,725	3,026
3 Benchmark 2018-B4 Mortgage Trust	4.311%	7/15/51	4,000	4,210
3 Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	2,100	2,349
3 Benchmark 2018-B5 Mortgage Trust	4.419%	7/15/51	1,750	1,856
3 Benchmark 2018-B6 Mortgage Trust	4.203%	10/10/51	5,650	5,965
3 Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	7,075	7,949
3 Benchmark 2018-B6 Mortgage Trust	4.441%	10/10/51	2,175	2,312
3 Benchmark 2018-B7 Mortgage Trust	4.377%	5/15/53	2,225	2,362
3 Benchmark 2018-B7 Mortgage Trust	4.510%	5/15/53	2,425	2,774
3 Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	2,800	3,145
3 Benchmark 2018-B8 Mortgage Trust	4.532%	1/15/52	4,000	4,281
3 Benchmark 2019-B10 Mortgage Trust	3.717%	3/15/62	7,425	8,062
3 Benchmark 2019-B10 Mortgage Trust	3.979%	3/15/62	3,200	3,298

3 Benchmark 2019-B11 Mortgage Trust	3.542%	5/15/52	2,550	2,735
3 Benchmark 2019-B11 Mortgage Trust	3.784%	5/15/52	3,350	3,403
3 Benchmark 2019-B13 Mortgage Trust	2.952%	8/15/57	1,775	1,833
3 Benchmark 2019-B14 Mortgage Trust	3.049%	12/15/62	2,900	3,019
3 Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	1,045	1,077
3 Benchmark 2019-B9 Mortgage Trust	4.016%	3/15/52	6,509	7,211
3 Benchmark 2019-IG1 Mortgage Trust	2.687%	9/15/43	6,365	6,487
3 Benchmark 2019-IG1 Mortgage Trust	2.909%	9/15/43	2,125	2,010
3 Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	4,225	4,268
3 Benchmark 2020-B16 Mortgage Trust	2.944%	2/15/53	1,035	939
3 Benchmark 2020-B17 Mortgage Trust	2.289%	3/15/53	4,000	3,905
3 Benchmark 2020-B17 Mortgage Trust	2.583%	3/15/53	1,200	1,107
3 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	4,233	4,232
3 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	1,375	1,382
3 Cantor Commercial Real Estate Lending
2019-CF1	3.786%	5/15/52	5,705	6,195
3 Cantor Commercial Real Estate Lending
2019-CF2	2.874%	11/15/52	6,150	6,245
3 Cantor Commercial Real Estate Lending
2019-CF3	3.006%	1/15/53	6,225	6,428
3 Cantor Commercial Real Estate Lending
2019-CF3	3.298%	1/15/53	2,675	2,598
3 Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	5,025	4,999
3 Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	1,675	1,694
3 Capital One Auto Receivables Trust 2020-1	1.600%	11/15/24	2,520	2,475
3 Capital One Auto Receivables Trust 2020-1	1.630%	8/15/25	630	600
3 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	7,825	7,816
3 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	4,950	4,941
3 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	7,025	7,246
3 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	11,300	11,277
3 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	9,400	9,427
3 Capital One Multi-Asset Execution Trust
2018-A1	3.010%	2/15/24	5,250	5,223
3 Capital One Multi-Asset Execution Trust
2019-A1	2.840%	12/15/24	3,350	3,428
3 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	989	986
3 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	2,256	2,224
3 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,350	2,342
3 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	2,998	2,977
3 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	900	909
3 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	3,275	3,295
3 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	2,025	2,063
3 CarMax Auto Owner Trust 2019-4	2.020%	11/15/24	8,250	8,035
3 CarMax Auto Owner Trust 2019-4	2.130%	7/15/25	1,025	1,022
3 CarMax Auto Owner Trust 2020-1	1.890%	12/16/24	1,900	1,889
3 CarMax Auto Owner Trust 2020-1	2.030%	6/16/25	635	631
3 CD 2006-CD3 Commercial Mortgage Trust	5.648%	10/15/48	1,900	1,951
3 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	5,650	5,743
3 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	5,000	5,262
3 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	1,862	1,953
3 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	14,170	14,925
3 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	3,706	3,958

3 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	4,400	4,724
3 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	3,000	3,141
3 CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	3,500	3,732
3 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	2,400	2,448
3 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	4,715	4,976
3 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	2,825	2,952
3 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	12,700	14,252
3 CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	8,400	8,611
3 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	5,300	5,378
3 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	3,650	3,908
3 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	5,050	5,266
CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	3,600	3,682
3 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	9,400	9,761
3 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	3,000	3,234
3 Chase Issuance Trust 2012-A7	2.160%	9/15/24	12,805	13,020
3 Chase Issuance Trust 2014-A2	2.770%	3/15/23	7,550	7,633
3 Chase Issuance Trust 2015-A4	1.840%	4/15/22	5,400	5,393
3 Chase Issuance Trust 2016-A4	1.490%	7/15/22	6,125	6,103
3 Chase Issuance Trust 2020-A1	1.530%	1/15/25	21,035	21,174
3 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	15,000	15,028
3 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	6,525	6,569
3 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	7,175	7,174
3 Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	19,200	19,278
3 Citibank Credit Card Issuance Trust 2018-A3	3.290%	5/23/25	20,500	21,132
3 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	3,777	3,808
3 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	2,300	2,352
3 Citigroup Commercial Mortgage Trust 2013-
GC11	3.422%	4/10/46	1,300	1,324
3 Citigroup Commercial Mortgage Trust 2013-
GC15	3.942%	9/10/46	569	586
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	1,200	1,282
3 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	1,700	1,791
3 Citigroup Commercial Mortgage Trust 2013-
GC17	3.675%	11/10/46	409	420
3 Citigroup Commercial Mortgage Trust 2013-
GC17	4.131%	11/10/46	1,825	1,884
3 Citigroup Commercial Mortgage Trust 2013-
GC17	4.544%	11/10/46	750	796
3 Citigroup Commercial Mortgage Trust 2013-
GC17	5.095%	11/10/46	750	788
3 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	614	619
3 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	1,150	1,221
3 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	955	1,000

3 Citigroup Commercial Mortgage Trust 2014-
GC21	3.477%	5/10/47	311	320
3 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	1,675	1,751
3 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	1,350	1,372
3 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	2,725	2,849
3 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	6,215	6,343
3 Citigroup Commercial Mortgage Trust 2015-
GC27	3.137%	2/10/48	7,425	7,723
3 Citigroup Commercial Mortgage Trust 2015-
GC27	3.571%	2/10/48	3,025	3,138
3 Citigroup Commercial Mortgage Trust 2015-
GC29	2.674%	4/10/48	219	219
3 Citigroup Commercial Mortgage Trust 2015-
GC29	3.758%	4/10/48	2,937	2,910
3 Citigroup Commercial Mortgage Trust 2015-
GC31	3.762%	6/10/48	2,925	3,125
3 Citigroup Commercial Mortgage Trust 2015-
GC33	3.778%	9/10/58	3,375	3,575
3 Citigroup Commercial Mortgage Trust 2016-
C1	3.003%	5/10/49	2,075	2,121
3 Citigroup Commercial Mortgage Trust 2016-
C1	3.209%	5/10/49	3,950	4,134
3 Citigroup Commercial Mortgage Trust 2016-
C2	2.832%	8/10/49	2,500	2,489
3 Citigroup Commercial Mortgage Trust 2016-
GC36	3.616%	2/10/49	7,150	7,396
3 Citigroup Commercial Mortgage Trust 2016-
P4	2.902%	7/10/49	2,350	2,340
3 Citigroup Commercial Mortgage Trust 2017-
B1	3.458%	8/15/50	9,900	10,512
3 Citigroup Commercial Mortgage Trust 2017-
B1	3.711%	8/15/50	1,950	1,990
3 Citigroup Commercial Mortgage Trust 2017-
C4	3.471%	10/12/50	5,925	6,095
3 Citigroup Commercial Mortgage Trust 2017-
C4	3.764%	10/12/50	1,575	1,635
3 Citigroup Commercial Mortgage Trust 2018-
B2	3.788%	3/10/51	2,300	2,332
3 Citigroup Commercial Mortgage Trust 2018-
B2	4.009%	3/10/51	14,475	15,964
3 Citigroup Commercial Mortgage Trust 2018-
C6	4.412%	11/10/51	1,900	2,164
3 Citigroup Commercial Mortgage Trust 2019-
GC41	2.869%	8/10/56	10,500	10,773
3 Citigroup Commercial Mortgage Trust 2019-
GC43	3.038%	11/10/52	12,365	12,822
3 Citigroup Commercial Mortgage Trust 2020-
GC46	2.717%	2/15/53	5,055	5,100
3 Citigroup Commercial Mortgage Trust 2020-
GC46	2.918%	2/15/53	2,100	2,002
3 COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	1,285	1,313
3 COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	1,825	1,866
3 COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	5,334	5,266

3,6	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	2,195	2,222
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	6,262	6,296
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	1,500	1,516
3	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	660	706
3	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	993	1,022
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	1,750	1,812
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	6,490	6,972
3	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	1,310	1,400
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	793	806
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	1,428	1,479
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,125	1,189
3	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	750	786
3	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	350	353
3	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	289	297
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	3,700	3,885
3	COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	1,100	1,169
3	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	1,744	1,754
3	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	870	897
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,888	1,972
3	COMM 2013-CCRE9 Mortgage Trust	4.221%	7/10/45	2,295	2,389
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	2,020	2,114
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	3,194	3,271
3	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	2,184	2,209
3	COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	1,024	1,024
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	2,450	2,630
3	COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	2,725	2,879
3	COMM 2014-CCRE14 Mortgage Trust	4.625%	2/10/47	2,650	2,766
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	800	799
3	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	750	762
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	1,737	1,863
3	COMM 2014-CCRE15 Mortgage Trust	4.696%	2/10/47	869	918
3	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	1,240	1,277
3	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	1,975	2,090
3	COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	792	815
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	2,425	2,579
3	COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	955	958
3	COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	2,381	2,434
3	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	975	1,027
3	COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	1,281	1,339
3	COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	5,775	6,011
3	COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	1,550	1,608
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	1,525	1,606
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,207	5,460
3	COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	5,225	5,541
3	COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	359	357
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,550	1,643
3	COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	1	1
3	COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	521	535
3	COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	1,699	1,799
3	COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	475	496
3	COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	301	306
3	COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	3,075	3,242
3	COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	6,000	6,220
3	COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	1,502	1,551
3	COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	4,575	4,737
3	COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	632	632
3	COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	3,660	3,771

3	COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	7,500	7,885
3	COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	2,275	2,306
3	COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	544	544
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	5,325	5,522
3	COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	1,900	1,942
3	COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	2,200	2,259
3	COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	3,250	3,419
3	COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	1,450	1,437
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	3,500	3,771
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	7,125	7,552
3	COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	3,575	3,702
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,775	3,946
3	COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	733	743
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	4,000	4,132
3	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	1,775	1,833
3	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	5,300	5,673
3	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	4,375	4,545
3	COMM 2019-G44 Mortgage Trust	2.950%	8/15/57	4,970	5,113
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	3,750	3,957
3	CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	1,900	1,956
3	CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	1,525	1,534
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	4,650	4,911
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	1,800	1,859
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	2,772	2,862
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	3,550	3,737
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.104%	8/15/48	1,625	1,625
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	2,200	2,289
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	2,850	2,975
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	7,325	7,751
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	7,800	7,855
3	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	5,925	6,051
3	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	4,175	4,433
3	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	12,250	13,427
3	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	5,425	6,117
3	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	10,450	11,169
3	CSAIL 2019-C16 Commercial Mortgage
	Trust	3.329%	6/15/52	12,500	12,822
3	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	2,600	2,719
3	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	3,075	3,164
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	5,700	6,041
3	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	1,600	1,596
3	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	9,175	9,171
3	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	6,950	6,826
3	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	7,300	7,321
3	Discover Card Execution Note Trust 2018-A1	3.030%	8/15/25	10,175	10,393
3	Discover Card Execution Note Trust 2019-A3	1.890%	10/15/24	12,000	12,051
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	3,153	3,134
3	Drive Auto Receivables Trust 2018-4	3.360%	10/17/22	737	737
3	Drive Auto Receivables Trust 2020-1	2.080%	7/15/24	3,375	3,262
3	Drive Auto Receivables Trust 2020-1	2.360%	3/16/26	2,110	2,020
2,3	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	3,308	3,380
2,3	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	4,940	5,058

2,3	Fannie Mae-Aces 2013-M12	2.405%	3/25/23	6,149	6,345
2,3	Fannie Mae-Aces 2013-M14	2.623%	4/25/23	2,384	2,457
2,3	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	9,581	10,189
2,3	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	83	83
2,3	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	2,287	2,351
2,3	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	7,228	7,358
2,3	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	15	15
2,3	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	4,500	4,755
2,3	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	8,861	9,488
2,3	Fannie Mae-Aces 2014-M3	3.478%	1/25/24	4,063	4,330
2,3	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	5,650	6,011
2,3	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	5,212	5,291
2,3	Fannie Mae-Aces 2014-M7	3.266%	6/25/24	8,416	9,062
2,3	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	66	66
2,3	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	5,850	6,211
2,3	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	6,680	7,045
2,3	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	10,000	10,415
2,3	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	2,750	2,997
2,3	Fannie Mae-Aces 2015-M12	2.796%	5/25/25	7,025	7,441
2,3	Fannie Mae-Aces 2015-M13	2.711%	6/25/25	3,476	3,688
2,3	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	8,825	9,440
2,3	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	6,325	6,669
2,3	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	3,652	3,846
2,3	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	3,346	3,421
2,3	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	6,440	6,741
2,3	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	2,227	2,288
2,3	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	8,100	8,573
2,3	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	9,650	10,026
2,3	Fannie Mae-Aces 2016-M12	2.443%	9/25/26	9,400	9,934
2,3	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	3,996	4,080
2,3	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	3,639	3,869
2,3	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	3,525	3,747
2,3	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	7,900	8,242
2,3	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	5,150	5,443
2,3	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	1,652	1,694
2,3	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	2,825	2,893
2,3	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	14,000	14,639
2,3	Fannie Mae-Aces 2017-M1	2.417%	10/25/26	10,300	10,854
2,3	Fannie Mae-Aces 2017-M10	2.561%	7/25/24	4,280	4,499
2,3	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	5,100	5,631
2,3	Fannie Mae-Aces 2017-M12	3.079%	6/25/27	12,575	13,835
2,3	Fannie Mae-Aces 2017-M15	3.136%	11/25/27	11,675	12,715
2,3	Fannie Mae-Aces 2017-M2	2.801%	2/25/27	7,400	8,042
2,3	Fannie Mae-Aces 2017-M3	2.483%	12/25/26	12,300	12,955
2,3	Fannie Mae-Aces 2017-M4	2.584%	12/25/26	11,290	11,896
2,3	Fannie Mae-Aces 2017-M5	3.175%	4/25/29	1,455	1,623
2,3	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	8,240	9,011
2,3	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	21,979	23,890
2,3	Fannie Mae-Aces 2018-M10	3.384%	7/25/28	875	985
2,3	Fannie Mae-Aces 2018-M12	3.640%	8/25/30	15,800	18,253
2,3	Fannie Mae-Aces 2018-M14	3.578%	8/25/28	9,025	10,304
2,3	Fannie Mae-Aces 2018-M18	2.469%	8/25/29	11,000	11,368
2,3	Fannie Mae-Aces 2018-M2	2.903%	1/25/28	20,415	22,287
2,3	Fannie Mae-Aces 2018-M4	3.045%	3/25/28	7,361	8,095
2,3	Fannie Mae-Aces 2018-M7	3.052%	3/25/28	4,100	4,494
2,3	Fannie Mae-Aces 2018-M8	3.325%	6/25/28	4,478	4,995
2,3	Fannie Mae-Aces 2018-M8	3.610%	2/25/31	9,700	11,174

2,3	Fannie Mae-Aces 2019-M1	3.555%	9/25/28	6,025	6,813
2,3	Fannie Mae-Aces 2019-M2	3.631%	11/25/28	13,575	15,578
2,3	Fannie Mae-Aces 2019-M22	2.522%	8/25/29	16,250	17,364
2,3	Fannie Mae-Aces 2019-M5	3.273%	1/25/29	8,325	9,294
2,3	Fannie Mae-Aces 2019-M7	3.143%	4/25/29	10,450	11,690
2,3	Fannie Mae-Aces 2019-M9	2.937%	4/25/29	5,250	5,768
2,3	Fannie Mae-Aces 2020-M1	2.444%	9/25/29	6,330	6,694
2,3	Fannie Mae-Aces 2020-M5	2.210%	1/25/30	5,785	5,983
2,3	FHLMC Multifamily Structured Pass Through
	Certificates 2018-K083	4.050%	9/25/28	4,770	5,710
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	1,575	1,595
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K012	4.185%	12/25/20	2,614	2,648
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	4,487	4,571
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	11,651	11,923
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	5,371	5,480
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	13,400	13,666
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	8,300	8,478
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K022	2.355%	7/25/22	575	587
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	11,500	11,828
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	8,625	9,027
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	11,425	12,033
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	3,880	3,940
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	11,425	12,027
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	11,806	12,535
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	2,596	2,651
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	6,420	6,829
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	5,475	5,605
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	12,875	13,614
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	10,633	11,402
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	12,575	13,460
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	400	430
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K037	3.490%	1/25/24	475	512
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	1,404	1,426

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	5,425	5,853
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	1,270	1,296
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	2,500	2,704
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	2,542	2,620
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	9,300	10,066
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	9,600	10,378
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	1,256	1,276
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.670%	12/25/24	7,225	7,662
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	1,274	1,298
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	5,600	6,036
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	2,717	2,779
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	5,800	6,234
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	5,800	6,292
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	1,332	1,373
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	4,450	4,848
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	6,650	7,233
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	3,850	4,144
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	6,375	6,968
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	4,150	4,510
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	2,450	2,646
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	6,350	6,780
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K055	2.673%	3/25/26	7,500	7,992
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	5,325	5,635
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	9,375	9,954
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	5,800	6,199
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K059	3.120%	9/25/26	5,000	5,486
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K060	3.300%	10/25/26	8,000	8,884
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	17,600	19,603

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	18,250	20,434
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	16,200	18,151
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	15,580	17,288
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	17,557	19,691
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	5,840	6,505
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K068	3.244%	8/25/27	7,823	8,803
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K069	3.187%	9/25/27	8,875	9,957
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K070	3.303%	11/25/27	2,875	3,249
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K071	3.286%	11/25/27	3,950	4,460
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K072	3.444%	12/25/27	4,525	5,160
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K075	3.650%	2/25/28	6,975	8,066
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K076	3.900%	4/25/28	16,500	19,412
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K081	3.900%	8/25/28	7,400	8,758
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K082	3.920%	9/25/28	13,500	16,008
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K084	3.780%	10/25/28	16,175	18,960
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K085	4.060%	10/25/28	6,575	7,857
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K087	3.591%	10/25/27	1,255	1,376
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K088	3.690%	1/25/29	12,725	14,926
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K089	3.563%	1/25/29	11,000	12,796
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K092	3.298%	4/25/29	10,450	11,968
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K094	2.903%	6/25/29	12,550	13,993
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K095	2.785%	6/25/29	12,600	13,931
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K096	2.519%	7/25/29	10,925	11,851
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K098	2.425%	8/25/29	18,540	19,973
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K099	2.595%	9/25/29	9,350	10,215
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K103	2.651%	11/25/29	12,550	13,793
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.470%	3/25/31	4,150	4,803
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1511	3.542%	3/25/34	10,275	11,854

2,3	FHLMC Multifamily Structured Pass Through
	Certificates K1513	2.797%	8/25/34	9,150	10,345
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	3,500	3,911
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.294%	3/25/29	14,900	16,678
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K153	3.117%	10/25/31	8,100	8,993
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	11/25/32	4,100	4,822
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K155	3.750%	4/25/33	8,900	10,629
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	5/25/33	2,925	3,515
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K157	3.990%	8/25/33	3,775	4,518
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	1,181	1,182
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	11,080	11,120
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	12,819	13,010
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	12,895	13,124
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	2,864	2,887
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	6,800	6,935
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K722	2.183%	5/25/22	1,781	1,802
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K731	3.600%	2/25/25	10,225	11,088
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K734	3.208%	2/25/26	16,725	18,193
2,3	FHLMC Multifamily Structured Pass Through
	Certificates K737	2.525%	10/25/26	18,975	20,110
2,3	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	7,000	7,444
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K073	3.350%	1/25/28	7,025	7,963
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K074	3.600%	1/25/28	10,275	11,835
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K077	3.850%	5/25/28	12,500	14,628
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K078	3.854%	6/25/28	5,200	6,111
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K079	3.926%	6/25/28	23,650	27,972
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.736%	4/25/28	2,903	3,221
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K080	3.926%	7/25/28	7,525	8,912
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K087	3.771%	12/25/28	8,100	9,542
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K087	2.537%	10/25/29	15,400	16,758

2,3	FHLMC Multifamily Structures Pass Through
	Certificates K090	3.422%	2/25/29	9,625	11,094
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K101	2.524%	10/25/29	16,600	18,049
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K104	2.253%	2/25/52	20,545	21,926
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K105	1.872%	3/25/53	4,105	4,253
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.424%	4/25/32	1,500	1,711
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1504	3.459%	11/25/32	2,175	2,479
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.718%	1/25/31	3,300	3,894
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1510	3.794%	1/25/34	5,350	6,330
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K1514	2.859%	10/25/34	10,025	11,017
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	4,102	4,136
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	4,550	4,661
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	4,650	4,808
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	9,200	9,696
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K725	3.002%	1/25/24	16,500	17,437
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	14,700	15,520
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	7,800	8,187
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K728	3.064%	8/25/24	11,850	12,605
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.452%	9/25/24	1,036	1,074
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K730	3.590%	1/25/25	12,100	13,173
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K732	3.700%	5/25/25	10,450	11,475
2,3	FHLMC Multifamily Structures Pass Through
	Certificates K735	2.862%	5/25/26	16,250	17,451
2,3	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.370%	7/25/25	8,300	8,884
2,3	FHLMC Multifamily Structures Pass Through
	Certificates KC02	3.505%	3/25/29	3,100	3,596
2,3	FHLMC Multifamily Structures Pass Through
	Certificates KC02	2.982%	5/25/29	18,350	20,551
3	Fifth Third Auto Trust 2019-1	2.640%	12/15/23	5,850	5,778
3	Fifth Third Auto Trust 2019-1	2.690%	11/16/26	1,875	1,903
3	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	3,075	3,062
3	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	625	629
3	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	10,150	10,155
3	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	2,325	2,339
3	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	2,750	2,734
3	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	1,250	1,258
3	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	392	391

3 Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	2,675	2,671
3 Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	1,932	1,917
3 Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	756	732
3 Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	8,015	7,922
3 Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	7,325	7,346
3 Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	2,925	2,939
3 Ford Credit Floorplan Master Owner Trust A
Series 2017-1	2.070%	5/15/22	6,450	6,441
3 Ford Credit Floorplan Master Owner Trust A
Series 2017-2	2.160%	9/15/22	4,170	4,123
3 Ford Credit Floorplan Master Owner Trust A
Series 2017-3	2.480%	9/15/24	4,310	4,316
3 Ford Credit Floorplan Master Owner Trust A
Series 2018-1	2.950%	5/15/23	10,200	10,172
3 Ford Credit Floorplan Master Owner Trust A
Series 2018-2	3.170%	3/15/25	9,275	9,597
3 GM Financial Automobile Leasing Trust
2018-1	2.610%	1/20/21	1,035	1,036
3 GM Financial Automobile Leasing Trust
2018-1	2.680%	12/20/21	1,250	1,254
3 GM Financial Automobile Leasing Trust
2018-2	3.060%	6/21/21	1,076	1,070
3 GM Financial Automobile Leasing Trust
2018-2	3.160%	4/20/22	850	858
3 GM Financial Automobile Leasing Trust
2019-2	2.670%	3/21/22	2,925	2,928
3 GM Financial Automobile Leasing Trust
2019-2	2.720%	3/20/23	1,350	1,356
3 GM Financial Automobile Leasing Trust
2020-1	1.670%	12/20/22	1,160	1,144
3 GM Financial Automobile Leasing Trust
2020-1	1.700%	12/20/23	420	412
3 GM Financial Consumer Automobile 2018-2	2.810%	12/16/22	4,768	4,735
3 GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,075	4,143
3 GM Financial Consumer Automobile 2020-1	1.840%	9/16/24	4,220	4,064
3 GM Financial Consumer Automobile 2020-1	1.900%	3/17/25	1,265	1,125
3 GS Mortgage Securities Corporation II 2013-
GC10	2.943%	2/10/46	3,744	3,817
3 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	1,500	1,521
3 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	6,326	6,429
3 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	2,970	3,015
3 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	2,891	2,928
3 GS Mortgage Securities Trust 2013-GC10	3.279%	2/10/46	1,310	1,325
3 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	2,255	2,317
3 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	966	962
3 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	903	928
3 GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	545	555
3 GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	1,150	1,205
3 GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	11,250	11,762
3 GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	2,750	2,853
3 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	1,304	1,337
3 GS Mortgage Securities Trust 2014-GC22	3.516%	6/10/47	306	311
3 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	1,350	1,394
3 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	6,282	6,589
3 GS Mortgage Securities Trust 2014-GC24	4.511%	9/10/47	1,175	1,177
3 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	2,126	2,174
3 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	7,475	7,882

3 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	1,325	1,376
3 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	1,125	1,131
3 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	4,150	4,309
3 GS Mortgage Securities Trust 2015-GC30	2.726%	5/10/50	493	493
3 GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	3,700	3,885
3 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	3,675	3,806
3 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	1,425	1,467
3 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	3,575	3,692
3 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	3,400	3,597
3 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	2,700	2,776
3 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	7,125	7,204
3 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	2,450	2,596
3 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	1,825	1,855
3 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	5,750	6,111
3 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	2,300	2,307
3 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	5,300	5,560
3 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	13,872	14,826
3 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	3,700	3,620
3 GS Mortgage Securities Trust 2019-GC39	3.567%	5/10/52	4,175	4,446
3 GS Mortgage Securities Trust 2019-GC4	3.212%	9/1/52	2,875	2,772
3 GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	6,250	6,533
3 GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	12,265	12,668
3 GS Mortgage Securities Trust 2019-GSA1	3.048%	11/10/52	5,525	5,533
3 GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	5,900	6,051
3 GS Mortgage Securities Trust 2020-GC45	3.173%	2/13/53	1,690	1,588
3 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	1,995	1,990
3 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	1,586	1,571
3 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	1,758	1,736
3 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	6,694	6,614
3 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	2,700	2,609
3 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	2,725	2,710
3 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	2,050	2,016
3 Honda Auto Receivables 2018-4 Owner
Trust	2.520%	6/21/23	7,115	7,057
3 Honda Auto Receivables 2018-4 Owner
Trust	2.540%	3/21/25	1,360	1,384
3 Honda Auto Receivables 2020-1 Owner
Trust	1.610%	4/22/24	5,045	4,842
3 Honda Auto Receivables 2020-1 Owner
Trust	1.630%	10/21/26	765	722
3 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	2,054	2,048
3 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	2,646	2,628
3 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	3,250	3,290
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	3,490	3,564
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	8,694	8,778
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	3,638	3,693

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9	2.840%	12/15/47	1,789	1,807
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	2,352	2,399
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	1,042	1,046
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	881	912
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	1,500	1,576
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	4,900	5,186
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	1,250	1,296
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.963%	12/15/46	1,250	1,301
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	6,766	6,880
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	575	605
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	2,825	3,029
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	8,900	9,068
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	3,675	3,919
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	2,950	2,997
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.723%	3/15/50	10,700	11,575
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP5	3.876%	3/15/50	2,300	2,338
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	1,241	1,258
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	2,000	2,118
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	2,800	2,824
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR4	4.029%	3/10/52	10,300	11,322
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.386%	6/13/52	9,375	9,734
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2019-COR5	3.669%	6/13/52	825	814
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	1,982	2,058
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.039%	7/15/45	655	671
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	668	688
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	2,640	2,779
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	740	759
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	354	367

3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	3,920	4,139
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	2,010	2,075
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	888	916
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	4,320	4,585
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	775	805
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.892%	1/15/47	1,163	1,208
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	4,338	4,596
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	771	794
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.804%	2/15/47	935	979
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	17	17
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	1,900	1,926
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	1,900	2,010
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	1,525	1,566
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	822	838
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	950	1,000
3 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.997%	8/15/47	575	583
3 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	5,850	6,173
3 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	1,550	1,577
3 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	2,919	3,099
3 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	1,722	1,766
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	438	438
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,525	1,601
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	2,750	2,775
3 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	6,825	7,177
3 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	1,900	1,932
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	10,400	10,866
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	1,875	1,892
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	1,875	1,862

3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	3,596	3,641
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	1,341	1,339
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.042%	10/15/48	1,364	1,382
3 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	1,125	1,123
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	575	575
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	2,903	2,959
3 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	2,900	3,055
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	3,675	3,766
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	3,600	3,830
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	1,850	1,905
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	1,709	1,757
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	1,841	1,958
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	4,625	4,730
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	3,575	3,768
3 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	2,610	2,778
3 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	2,925	2,995
3 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	2,580	2,680
3 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	1,250	1,243
3 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	12,950	13,940
3 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	3,975	4,013
3 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	2,825	2,981
3 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.713%	10/15/50	1,775	1,785
3 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	10,300	11,483
3 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	1,250	1,307
3 JPMDB Commerical Mortgage Securities
Trust 2019-COR6	3.057%	11/13/52	8,300	8,576
3 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	490	490
3 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	600	600
3 Mercedes-Benz Auto Lease Trust 2020-A	1.840%	12/15/22	2,950	2,889
3 Mercedes-Benz Auto Lease Trust 2020-A	1.880%	9/15/25	1,250	1,249
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	2,890	2,943

3 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6	2.858%	11/15/45	3,308	3,349
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.083%	7/15/46	400	420
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.153%	8/15/46	990	1,048
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.353%	8/15/46	490	508
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	3.824%	10/15/46	531	546
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	3,360	3,441
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	2,200	2,331
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.756%	11/15/46	1,100	1,138
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	1,707	1,710
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	341	343
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	2,100	2,082
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	1,000	1,012
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	1,275	1,308
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	1,125	1,145
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	1,353	1,362
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	3,050	3,201
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.764%	2/15/47	1,150	1,197
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	656	671
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	2,875	3,013
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.336%	6/15/47	1,150	1,170
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	172	172
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	1,000	1,061
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.474%	10/15/47	1,150	1,173
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	1,902	1,951
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	3,275	3,463
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	1,817	1,857
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	6,650	6,903
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C21	3.338%	3/15/48	1,500	1,537

3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	3,750	3,826
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	2,950	3,088
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	1,875	1,867
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	254	253
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	1,050	1,078
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.719%	7/15/50	3,650	3,861
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.383%	10/15/48	3,850	4,025
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C25	3.635%	10/15/48	1,975	2,066
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.323%	10/15/48	2,325	2,396
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C26	3.531%	10/15/48	2,625	2,658
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.557%	12/15/47	1,800	1,872
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C27	3.753%	12/15/47	2,175	2,311
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.288%	1/15/49	2,425	2,502
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C28	3.544%	1/15/49	7,000	7,292
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.140%	5/15/49	1,500	1,543
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C29	3.325%	5/15/49	750	782
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C30	2.860%	9/15/49	7,300	7,323
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C31	3.102%	11/15/49	9,400	9,641
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.720%	12/15/49	7,600	8,043
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2016-C32	3.994%	12/15/49	3,050	3,166
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.599%	5/15/50	6,500	6,929
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C33	3.852%	5/15/50	3,800	3,925
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.276%	11/15/52	3,600	3,796
3 Morgan Stanley Bank of America Merrill
Lynch Trust 2017-C34	3.536%	11/15/52	5,250	5,568
3 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	6,000	6,106
3 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	1,800	1,792
3 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	2,525	2,645
3 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	3,650	3,704
3 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	2,951	2,964
3 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	7,300	7,486
3 Morgan Stanley Capital I Trust 2016-UB12	3.778%	12/15/49	3,000	3,092
3 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	7,350	7,764
3 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	5,800	6,161

3 Morgan Stanley Capital I Trust 2018-H4	4.310%	12/15/51	9,975	11,299
3 Morgan Stanley Capital I Trust 2019-H6	3.417%	6/15/52	11,660	12,422
3 Morgan Stanley Capital I Trust 2019-H6	3.700%	6/15/52	1,450	1,449
3 Morgan Stanley Capital I Trust 2019-L2	4.071%	3/15/52	6,700	7,475
3 Morgan Stanley Capital I Trust 2019-L3	3.127%	11/15/52	8,415	8,782
3 Morgan Stanley Capital I Trust 2020-L4	2.698%	2/15/53	8,485	8,547
3 Morgan Stanley Capital I Trust 2020-L4	2.880%	2/15/53	1,275	1,193
6 National Australia Bank Ltd.	2.250%	3/16/21	12,000	12,185
3 Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	105	105
3 Nissan Auto Lease Trust 2020-A	1.840%	1/17/23	2,100	2,076
3 Nissan Auto Lease Trust 2020-A	1.880%	4/15/25	850	841
3 Nissan Auto Receivables 2016-B Owner
Trust	1.540%	10/17/22	1,773	1,761
3 Nissan Auto Receivables 2016-C Owner
Trust	1.380%	1/17/23	2,174	2,163
3 Nissan Auto Receivables 2017-B Owner
Trust	1.750%	10/15/21	2,115	2,108
3 Nissan Auto Receivables 2017-B Owner
Trust	1.950%	10/16/23	2,848	2,803
3 Nissan Auto Receivables 2018-A Owner
Trust	2.650%	5/16/22	4,105	4,116
3 Nissan Auto Receivables 2018-A Owner
Trust	2.890%	6/17/24	4,025	4,074
3 Nissan Auto Receivables 2019-B Owner
Trust	2.500%	11/15/23	5,850	5,764
3 Nissan Auto Receivables 2019-B Owner
Trust	2.540%	12/15/25	1,455	1,468
3 Nissan Auto Receivables 2019-C	1.930%	7/15/24	7,000	6,972
3 Nissan Auto Receivables 2019-C	1.950%	5/15/26	1,650	1,636
3 Public Service New Hampshire Funding LLC
2018-1	3.094%	2/1/26	1,287	1,322
3 Public Service New Hampshire Funding LLC
2018-1	3.506%	8/1/28	975	1,087
3 Public Service New Hampshire Funding LLC
2018-1	3.814%	2/1/35	2,200	2,405
Royal Bank of Canada	2.300%	3/22/21	5,000	5,065
3 Santander Drive Auto Receivables Trust
2018-2	3.030%	9/15/22	962	960
3 Santander Drive Auto Receivables Trust
2018-2	3.350%	7/17/23	2,425	2,437
3 Santander Drive Auto Receivables Trust
2018-3	3.290%	10/17/22	750	750
3 Santander Drive Auto Receivables Trust
2018-3	3.510%	8/15/23	2,725	2,742
3 SG Commercial Mortgage Securities Trust
2016-C5	3.055%	10/10/48	5,975	6,049
3 Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	12,425	12,648
3 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	15,525	15,527
3 Synchrony Credit Card Master Note Trust
2017-2	2.620%	10/15/25	6,675	6,750
3 Synchrony Credit Card Master Note Trust
2018-1	2.970%	3/15/24	12,225	12,309
3 Synchrony Credit Card Master Note Trust
2018-2	3.470%	5/15/26	12,300	12,749
6 Toronto-Dominion Bank	2.250%	3/15/21	8,000	8,117
6 Toronto-Dominion Bank	2.500%	1/18/22	10,000	10,292

3 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	658	657
3 Toyota Auto Receivables 2017-B Owner
Trust	1.760%	7/15/21	3,429	3,397
3 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	5,664	5,657
3 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	4,308	4,309
3 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	2,850	2,853
3 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	5,050	5,047
3 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	900	918
3 Toyota Auto Receivables 2020-A Owner
Trust	1.660%	5/15/24	6,355	6,136
3 Toyota Auto Receivables 2020-A Owner
Trust	1.680%	5/15/25	1,060	1,017
3 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	7,800	8,270
3 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	3,400	3,619
3 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	5,850	6,201
3 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	1,550	1,640
3 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	6,975	7,278
3 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	2,900	2,970
3 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	4,700	4,970
3 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	5,875	6,225
3 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	2,594	2,690
3 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	3,950	4,133
3 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	5,700	6,118
3 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	3,000	3,116
3 UBS Commercial Mortgage Trust 2018-C10	4.313%	5/15/51	8,250	9,321
3 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,550	1,721
3 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	10,165	11,293
3 UBS Commercial Mortgage Trust 2018-C12	4.587%	8/15/51	4,000	4,291
3 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	2,688	2,828
3 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	9,825	11,003
3 UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	1,750	1,878
3 UBS Commercial Mortgage Trust 2018-C14	4.448%	12/15/51	10,250	11,585
3 UBS Commercial Mortgage Trust 2018-C15	4.341%	12/15/51	9,375	10,560
3 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	6,125	6,579
3 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	2,225	2,432
3 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	3,250	3,334
3 UBS Commercial Mortgage Trust 2018-C9	4.117%	3/15/51	12,275	13,542
3 UBS Commercial Mortgage Trust 2019-C16	3.605%	4/15/52	4,200	4,499
3 UBS Commercial Mortgage Trust 2019-C16	3.887%	4/15/52	1,250	1,273
3 UBS Commercial Mortgage Trust 2019-C17	2.921%	10/15/52	4,910	4,956
3 UBS Commercial Mortgage Trust 2019-C18	3.035%	12/15/52	2,850	2,875
3 UBS Commercial Mortgage Trust 2019-C18	3.378%	12/15/52	1,700	1,661
3 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	10,200	10,307
3 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	2,870	2,906
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	4,765	4,832
3 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	700	713

3 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	2,300	2,281
3 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	850	883
3 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	4,389	4,458
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	21	21
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	653	663
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	12,090	12,395
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	400	412
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.244%	12/15/47	1,331	1,361
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	1,813	1,836
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	3,725	3,841
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	1,875	1,916
3 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	3,686	3,751
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	2,075	2,154
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	1,500	1,529
3 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	5,425	5,671
3 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	1,040	1,063
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	3,820	3,927
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	1,029	1,047
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	4,535	4,697
3 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	1,900	1,864
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	1,425	1,477
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	2,000	2,147
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	1,775	1,857
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	284	284
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	2,675	2,713
3 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	1,500	1,548
3 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	2,875	2,994
3 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	1,800	1,934

3 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	7,740	8,138
3 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	4,875	4,835
3 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.814%	8/15/49	1,200	1,162
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	1,929	1,989
3 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	4,200	4,264
3 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	1,450	1,462
3 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	2,900	3,021
3 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	2,900	3,142
3 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	3,275	3,273
3 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	5,654	5,744
3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	16,230	17,275
3 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	4,556	4,845
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	7,000	7,058
3 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	3,900	3,988
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	3,925	4,101
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	5,900	6,328
3 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	1,575	1,641
3 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	9,900	10,663
3 Wells Fargo Commercial Mortgage Trust
2017-C42	3.330%	12/15/50	4,815	5,138
3 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	10,000	10,580
3 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	15,275	16,053
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	12,250	13,327
3 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	2,125	2,212
3 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	8,200	8,986
3 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	12,975	14,415
3 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	10,575	11,843
3 Wells Fargo Commercial Mortgage Trust
2019-C49	4.023%	3/15/52	10,450	11,635
3 Wells Fargo Commercial Mortgage Trust
2019-C50	3.729%	5/15/52	6,075	6,354

3 Wells Fargo Commercial Mortgage Trust
2019-C52	3.143%	8/15/52	3,775	3,612
3 Wells Fargo Commercial Mortgage Trust
2019-C53	3.040%	10/15/52	8,225	8,383
3 Wells Fargo Commercial Mortgage Trust
2019-C54	3.146%	12/15/52	4,975	5,115
3 Wells Fargo Commercial Mortgage Trust
2018-C47	4.442%	9/15/61	17,050	18,699
3 Wells Fargo Commercial Mortgage Trust
2019-C51	3.311%	6/15/52	8,750	9,107
3 Wells Fargo Commercial Mortgage Trust
2019-C52	2.892%	8/15/52	1,600	1,611
3 Wells Fargo Commercial Mortgage Trust
2020-C55	2.725%	2/15/53	4,635	4,582
3 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	8,500	8,572
3 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	4,213	4,289
3 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	3,511	3,585
3 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	2,200	2,254
3 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	1,600	1,625
3 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	2,880	2,922
3 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	2,414	2,467
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	1,045	1,052
3 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	495	500
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	2,154	2,189
3 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	421	427
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	3,250	3,359
3 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	1,725	1,759
3 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	483	495
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	2,640	2,770
3 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	660	687
3 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	1,093	1,130
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	1,520	1,624
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	2,530	2,661
3 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	541	556
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	925	979

3 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	725	762
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	725	755
3 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	5	5
3 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	1,500	1,493
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	7,268	7,759
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	375	388
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.690%	12/15/46	563	589
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	16	16
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	1,100	1,109
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	1,475	1,564
3 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.738%	3/15/46	375	394
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	384	394
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	553	558
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	1,450	1,552
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	475	487
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	647	665
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.723%	5/15/47	2,200	2,271
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	1,150	1,203
3 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	1,220	1,265
3 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	3,000	3,129
3 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	6,275	6,637
3 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	1,200	1,216
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	1,887	1,944
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	1,150	1,225
3 WFRBS Commercial Mortgage Trust 2014-
C23	4.210%	10/15/57	800	838
3 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	1,224	1,247
3 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	2,075	2,120
3 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	1,441	1,480

3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	4,415	4,514
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	1,840	1,916
3 World Financial Network Credit Card Master
Note Trust Series 2017-C	2.310%	8/15/24	6,375	6,305
3 World Financial Network Credit Card Master
Note Trust Series 2018-A	3.070%	12/16/24	8,050	8,020
3 World Omni Auto Receivables Trust 2019-C	1.960%	12/16/24	5,050	5,032
3 World Omni Auto Receivables Trust 2019-C	2.030%	12/15/25	1,400	1,392
3 World Omni Auto Receivables Trust 2020-A	1.100%	4/15/25	3,995	3,705
3 World Omni Automobile Lease Securitization
Trust 2018-B	3.190%	12/15/21	5,770	5,606
3 World Omni Automobile Lease Securitization
Trust 2018-B	3.300%	3/15/24	2,500	2,514
3 World Omni Automobile Lease Securitization
Trust 2020-A	1.700%	1/17/23	2,225	2,094
3 World Omni Automobile Lease Securitization
Trust 2020-A	1.790%	6/16/25	1,275	1,244
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,628,943)				4,805,274
Corporate Bonds (24.9%)
Finance (8.0%)
Banking (5.7%)
Ally Financial Inc.	4.250%	4/15/21	5,000	4,931
Ally Financial Inc.	4.125%	2/13/22	15,030	14,767
Ally Financial Inc.	3.875%	5/21/24	4,000	3,680
Ally Financial Inc.	5.125%	9/30/24	6,065	5,966
Ally Financial Inc.	8.000%	11/1/31	23,200	26,825
American Express Co.	3.375%	5/17/21	7,900	7,990
American Express Co.	3.700%	11/5/21	7,229	7,414
American Express Co.	2.500%	8/1/22	7,800	7,846
American Express Co.	2.650%	12/2/22	12,750	12,886
American Express Co.	3.400%	2/27/23	24,700	25,481
American Express Co.	3.700%	8/3/23	10,100	10,609
American Express Co.	3.400%	2/22/24	10,000	10,428
American Express Co.	2.500%	7/30/24	6,000	6,027
American Express Co.	3.000%	10/30/24	37,355	38,409
American Express Co.	3.625%	12/5/24	19,560	19,816
American Express Co.	4.050%	12/3/42	1,040	1,244
American Express Credit Corp.	2.250%	5/5/21	19,270	19,270
American Express Credit Corp.	2.700%	3/3/22	26,325	26,513
American Express Credit Corp.	3.300%	5/3/27	4,975	5,253
Associated Bank NA	3.500%	8/13/21	3,100	3,183
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	22,100	22,206
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	5,900	5,949
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	4,150	4,210
Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	16,850	16,996
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	268
Banco Santander SA	3.125%	2/23/23	10,000	9,923
Banco Santander SA	3.848%	4/12/23	6,000	6,000
Banco Santander SA	2.706%	6/27/24	2,800	2,776
Banco Santander SA	5.179%	11/19/25	11,300	11,504
Banco Santander SA	4.250%	4/11/27	18,975	18,993
Banco Santander SA	3.800%	2/23/28	10,000	9,684
Banco Santander SA	4.379%	4/12/28	10,600	10,853
Bancolombia SA	3.000%	1/29/25	2,700	2,403
Bank of America Corp.	2.625%	4/19/21	11,370	11,441

3 Bank of America Corp.	2.369%	7/21/21	15,125	15,106
3 Bank of America Corp.	2.328%	10/1/21	21,000	20,775
3 Bank of America Corp.	3.499%	5/17/22	13,350	13,480
Bank of America Corp.	2.503%	10/21/22	16,925	17,073
Bank of America Corp.	3.300%	1/11/23	28,650	29,690
3 Bank of America Corp.	3.124%	1/20/23	4,130	4,171
3 Bank of America Corp.	2.816%	7/21/23	32,850	33,254
Bank of America Corp.	4.100%	7/24/23	22,253	23,535
3 Bank of America Corp.	3.004%	12/20/23	23,431	23,868
3 Bank of America Corp.	3.550%	3/5/24	43,855	45,390
3 Bank of America Corp.	3.864%	7/23/24	2,000	2,097
Bank of America Corp.	4.200%	8/26/24	45,489	48,616
Bank of America Corp.	4.000%	1/22/25	50,180	52,809
3 Bank of America Corp.	3.458%	3/15/25	20,000	20,872
Bank of America Corp.	3.950%	4/21/25	12,350	12,938
Bank of America Corp.	3.875%	8/1/25	4,900	5,256
3 Bank of America Corp.	3.093%	10/1/25	16,100	16,423
3 Bank of America Corp.	2.456%	10/22/25	11,675	11,689
3 Bank of America Corp.	3.366%	1/23/26	18,450	19,353
3 Bank of America Corp.	2.015%	2/13/26	1,755	1,718
Bank of America Corp.	4.450%	3/3/26	22,051	24,210
Bank of America Corp.	3.500%	4/19/26	21,565	22,964
Bank of America Corp.	4.250%	10/22/26	15,915	17,382
3 Bank of America Corp.	3.559%	4/23/27	39,330	41,157
Bank of America Corp.	3.248%	10/21/27	27,300	28,487
3 Bank of America Corp.	3.824%	1/20/28	7,992	8,407
3 Bank of America Corp.	3.705%	4/24/28	15,875	16,585
3 Bank of America Corp.	3.593%	7/21/28	35,625	36,963
3 Bank of America Corp.	3.419%	12/20/28	75,091	77,553
3 Bank of America Corp.	3.970%	3/5/29	10,000	10,800
3 Bank of America Corp.	3.194%	7/23/30	2,865	2,888
3 Bank of America Corp.	2.884%	10/22/30	10,000	9,991
Bank of America Corp.	6.110%	1/29/37	16,687	21,026
3 Bank of America Corp.	4.244%	4/24/38	17,571	20,251
Bank of America Corp.	7.750%	5/14/38	17,790	25,506
3 Bank of America Corp.	4.078%	4/23/40	21,905	24,693
Bank of America Corp.	5.875%	2/7/42	13,775	19,354
Bank of America Corp.	5.000%	1/21/44	19,360	24,636
Bank of America Corp.	4.875%	4/1/44	11,875	12,706
Bank of America Corp.	4.750%	4/21/45	2,875	2,994
3 Bank of America Corp.	4.443%	1/20/48	28,475	32,746
3 Bank of America Corp.	3.946%	1/23/49	10,575	11,421
3 Bank of America Corp.	4.330%	3/15/50	1,600	1,912
3 Bank of America Corp.	4.083%	3/20/51	50,000	56,687
Bank of America NA	6.000%	10/15/36	7,400	9,370
Bank of Montreal	3.100%	4/13/21	17,000	17,167
Bank of Montreal	1.900%	8/27/21	17,600	17,640
Bank of Montreal	2.900%	3/26/22	27,150	27,474
Bank of Montreal	2.350%	9/11/22	1,503	1,520
Bank of Montreal	2.550%	11/6/22	928	927
Bank of Montreal	3.300%	2/5/24	7,960	8,306
Bank of Montreal	2.500%	6/28/24	8,700	8,640
3 Bank of Montreal	4.338%	10/5/28	3,850	3,864
3 Bank of Montreal	3.803%	12/15/32	17,990	17,383
Bank of New York Mellon Corp.	2.050%	5/3/21	10,400	10,452
Bank of New York Mellon Corp.	3.550%	9/23/21	3,150	3,241
Bank of New York Mellon Corp.	2.600%	2/7/22	9,150	9,252

Bank of New York Mellon Corp.	1.850%	1/27/23	21,000	21,103
Bank of New York Mellon Corp.	2.950%	1/29/23	38,570	39,441
Bank of New York Mellon Corp.	3.500%	4/28/23	4,500	4,697
3 Bank of New York Mellon Corp.	2.661%	5/16/23	15,938	16,157
Bank of New York Mellon Corp.	3.450%	8/11/23	8,000	8,374
Bank of New York Mellon Corp.	2.200%	8/16/23	8,000	8,051
Bank of New York Mellon Corp.	3.650%	2/4/24	1,100	1,162
Bank of New York Mellon Corp.	3.400%	5/15/24	2,875	3,015
Bank of New York Mellon Corp.	3.250%	9/11/24	7,422	7,766
Bank of New York Mellon Corp.	3.000%	2/24/25	200	208
Bank of New York Mellon Corp.	2.800%	5/4/26	3,075	3,164
Bank of New York Mellon Corp.	2.450%	8/17/26	4,500	4,529
Bank of New York Mellon Corp.	3.250%	5/16/27	12,900	13,520
Bank of New York Mellon Corp.	3.400%	1/29/28	6,200	6,625
3 Bank of New York Mellon Corp.	3.442%	2/7/28	6,975	7,421
Bank of New York Mellon Corp.	3.000%	10/30/28	3,700	3,631
Bank of Nova Scotia	2.800%	7/21/21	16,580	16,657
Bank of Nova Scotia	2.700%	3/7/22	1,600	1,616
Bank of Nova Scotia	2.000%	11/15/22	3,750	3,748
Bank of Nova Scotia	2.375%	1/18/23	17,350	17,269
Bank of Nova Scotia	1.950%	2/1/23	21,300	21,110
Bank of Nova Scotia	2.200%	2/3/25	26,885	26,721
Bank of Nova Scotia	4.500%	12/16/25	19,100	20,076
Bank of Nova Scotia	2.700%	8/3/26	23,425	23,648
Bank One Corp.	7.625%	10/15/26	875	1,093
Bank One Corp.	8.000%	4/29/27	2,500	3,301
Bank One Michigan	8.250%	11/1/24	6,000	7,347
Barclays plc	3.200%	8/10/21	3,500	3,495
Barclays plc	3.684%	1/10/23	18,925	18,828
3 Barclays plc	4.610%	2/15/23	17,800	18,044
3 Barclays plc	4.338%	5/16/24	14,800	14,818
Barclays plc	3.650%	3/16/25	14,900	14,666
3 Barclays plc	3.932%	5/7/25	45,920	45,823
Barclays plc	4.375%	1/12/26	17,200	17,582
Barclays plc	5.200%	5/12/26	16,625	17,251
Barclays plc	4.337%	1/10/28	7,820	7,983
Barclays plc	4.836%	5/9/28	17,450	17,809
3 Barclays plc	4.972%	5/16/29	400	431
3 Barclays plc	5.088%	6/20/30	14,575	13,089
BBVA USA	3.500%	6/11/21	9,025	8,980
BBVA USA	2.875%	6/29/22	14,100	13,744
BNP Paribas SA	5.000%	1/15/21	4	4
BNP Paribas SA	3.250%	3/3/23	4,625	4,723
6 BNP Paribas SA	3.800%	1/10/24	500	504
BNP Paribas SA	4.250%	10/15/24	1,330	1,322
BPCE SA	2.750%	12/2/21	13,750	13,736
6 BPCE SA	3.000%	5/22/22	5,700	5,592
BPCE SA	4.000%	4/15/24	10,980	11,436
BPCE SA	3.375%	12/2/26	4,000	4,056
6 BPCE SA	3.250%	1/11/28	275	283
Canadian Imperial Bank of Commerce	2.550%	6/16/22	16,025	16,251
Canadian Imperial Bank of Commerce	3.500%	9/13/23	8,000	8,422
Canadian Imperial Bank of Commerce	3.100%	4/2/24	10,625	10,947
Canadian Imperial Bank of Commerce	2.250%	1/28/25	5,445	5,373
3 Capital One Bank USA NA	2.014%	1/27/23	20,325	19,840
Capital One Bank USA NA	3.375%	2/15/23	15,110	14,806
3 Capital One Bank USA NA	2.280%	1/28/26	24,325	22,363

Capital One Financial Corp.	3.450%	4/30/21	8,000	8,030
Capital One Financial Corp.	4.750%	7/15/21	445	455
Capital One Financial Corp.	3.050%	3/9/22	7,350	7,297
Capital One Financial Corp.	3.200%	1/30/23	22,000	21,781
Capital One Financial Corp.	3.500%	6/15/23	1,378	1,373
Capital One Financial Corp.	3.900%	1/29/24	4,000	4,068
Capital One Financial Corp.	3.750%	4/24/24	8,070	8,160
Capital One Financial Corp.	3.300%	10/30/24	14,194	13,895
Capital One Financial Corp.	3.200%	2/5/25	7,000	7,023
Capital One Financial Corp.	4.250%	4/30/25	1,530	1,574
Capital One Financial Corp.	4.200%	10/29/25	625	618
Capital One Financial Corp.	3.750%	7/28/26	12,700	11,923
Capital One Financial Corp.	3.750%	3/9/27	4,750	4,595
Capital One Financial Corp.	3.800%	1/31/28	19,950	19,703
Capital One NA	2.950%	7/23/21	19,250	19,298
Capital One NA	2.250%	9/13/21	7,600	7,453
Capital One NA	2.650%	8/8/22	11,900	11,780
Citibank NA	3.400%	7/23/21	12,725	12,963
3 Citibank NA	2.844%	5/20/22	3,050	3,069
Citigroup Inc.	2.700%	3/30/21	25,720	25,817
Citigroup Inc.	2.350%	8/2/21	7,850	7,840
Citigroup Inc.	2.900%	12/8/21	35,350	35,656
Citigroup Inc.	4.500%	1/14/22	4,675	4,862
Citigroup Inc.	2.750%	4/25/22	21,100	21,309
Citigroup Inc.	4.050%	7/30/22	9,500	9,732
Citigroup Inc.	2.700%	10/27/22	5,000	5,031
3 Citigroup Inc.	2.312%	11/4/22	8,025	8,004
3 Citigroup Inc.	3.142%	1/24/23	22,000	22,248
Citigroup Inc.	3.375%	3/1/23	1,925	1,984
Citigroup Inc.	3.500%	5/15/23	22,865	23,206
3 Citigroup Inc.	2.876%	7/24/23	7,650	7,707
Citigroup Inc.	3.875%	10/25/23	25,880	27,011
3 Citigroup Inc.	4.044%	6/1/24	4,900	5,156
Citigroup Inc.	3.750%	6/16/24	2,400	2,515
Citigroup Inc.	4.000%	8/5/24	5,525	5,692
Citigroup Inc.	3.875%	3/26/25	26,019	27,166
Citigroup Inc.	3.300%	4/27/25	1,950	2,018
Citigroup Inc.	4.400%	6/10/25	39,525	41,989
Citigroup Inc.	5.500%	9/13/25	4,400	4,911
Citigroup Inc.	3.700%	1/12/26	7,702	8,183
Citigroup Inc.	4.600%	3/9/26	27,650	29,800
Citigroup Inc.	3.400%	5/1/26	10,250	10,841
Citigroup Inc.	3.200%	10/21/26	31,250	32,382
Citigroup Inc .	4.300%	11/20/26	7,850	8,166
Citigroup Inc.	4.450%	9/29/27	30,500	31,991
3 Citigroup Inc.	3.887%	1/10/28	25,625	26,976
Citigroup Inc.	6.625%	1/15/28	25	28
3 Citigroup Inc.	3.668%	7/24/28	48,950	50,745
Citigroup Inc.	4.125%	7/25/28	600	623
3 Citigroup Inc.	3.520%	10/27/28	15,050	15,316
3 Citigroup Inc.	3.980%	3/20/30	8,325	8,909
3 Citigroup Inc.	2.976%	11/5/30	29,100	28,848
3 Citigroup Inc.	2.666%	1/29/31	1,725	1,671
Citigroup Inc.	6.625%	6/15/32	225	268
Citigroup Inc.	5.875%	2/22/33	3,000	3,486
Citigroup Inc.	6.000%	10/31/33	5,485	6,629
Citigroup Inc.	6.125%	8/25/36	10,418	11,877

3 Citigroup Inc.	3.878%	1/24/39	11,125	11,719
Citigroup Inc.	8.125%	7/15/39	17,836	28,493
Citigroup Inc.	5.875%	1/30/42	13,339	17,874
Citigroup Inc.	6.675%	9/13/43	4,600	6,101
Citigroup Inc.	4.950%	11/7/43	8,250	8,984
Citigroup Inc.	5.300%	5/6/44	6,200	7,270
Citigroup Inc.	4.650%	7/30/45	7,275	8,730
Citigroup Inc.	4.750%	5/18/46	1,658	1,822
3 Citigroup Inc.	4.281%	4/24/48	1,850	1,998
Citigroup Inc.	4.650%	7/23/48	6,745	8,128
Citizens Bank NA	2.550%	5/13/21	550	549
Citizens Bank NA	2.650%	5/26/22	5,600	5,593
Citizens Bank NA	3.700%	3/29/23	9,000	9,416
Citizens Bank NA	3.250%	2/14/22	12,000	12,165
Citizens Bank NA	3.750%	2/18/26	3,900	3,983
Citizens Financial Group Inc.	2.375%	7/28/21	1,000	1,008
Citizens Financial Group Inc.	4.300%	12/3/25	3,950	4,003
Citizens Financial Group Inc.	2.850%	7/27/26	950	928
Citizens Financial Group Inc.	2.500%	2/6/30	11,045	10,192
Comerica Bank	4.000%	7/27/25	2,975	2,989
Comerica Inc.	3.700%	7/31/23	19,887	20,409
Comerica Inc.	3.800%	7/22/26	850	841
Comerica Inc.	4.000%	2/1/29	300	314
6 Commonwealth Bank of Australia	2.750%	3/10/22	2,600	2,616
6 Commonwealth Bank of Australia	3.350%	6/4/24	40,150	41,657
6 Commonwealth Bank of Australia	2.625%	9/6/26	500	506
Cooperatieve Rabobank UA	2.750%	1/10/22	14,500	14,496
Cooperatieve Rabobank UA	3.875%	2/8/22	19,821	19,892
Cooperatieve Rabobank UA	3.950%	11/9/22	43,693	43,627
Cooperatieve Rabobank UA	4.625%	12/1/23	13,410	13,763
Cooperatieve Rabobank UA	3.375%	5/21/25	7,592	7,901
Cooperatieve Rabobank UA	4.375%	8/4/25	9,175	9,180
Cooperatieve Rabobank UA	3.750%	7/21/26	7,725	7,363
Cooperatieve Rabobank UA	5.750%	12/1/43	1,646	2,025
Cooperatieve Rabobank UA	5.250%	8/4/45	15,873	20,044
Credit Suisse AG	3.000%	10/29/21	12,050	12,292
Credit Suisse AG	2.100%	11/12/21	6,900	6,866
Credit Suisse AG	3.625%	9/9/24	7,847	8,249
6 Credit Suisse Group AG	3.574%	1/9/23	17,625	17,668
6 Credit Suisse Group AG	4.282%	1/9/28	5,700	5,883
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	25,505	25,460
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,450	1,474
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	18,815	19,214
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	32,302	32,773
Credit Suisse Group Funding Guernsey Ltd.	4.550%	4/17/26	9,950	10,497
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	12,080	14,469
Credit Suisse USA Inc.	7.125%	7/15/32	4,791	6,820
6 Danske Bank A/S	2.800%	3/10/21	200	201
Deutsche Bank AG	3.375%	5/12/21	1,675	1,616
Deutsche Bank AG	4.250%	10/14/21	20,575	19,570
Deutsche Bank AG	3.300%	11/16/22	5,900	5,797
Deutsche Bank AG	3.950%	2/27/23	15,000	14,836
Deutsche Bank AG	4.100%	1/13/26	3,475	3,150
Deutsche Bank AG	3.700%	5/30/24	4,350	3,910
Deutsche Bank AG	5.000%	2/14/22	3,425	3,357
3 Deutsche Bank AG	3.961%	11/26/25	23,000	21,275
Discover Bank	3.200%	8/9/21	1,400	1,393

Discover Bank	3.350%	2/6/23	9,300	9,334
Discover Bank	4.200%	8/8/23	9,475	9,818
Discover Bank	2.450%	9/12/24	6,400	6,089
Discover Bank	4.250%	3/13/26	2,175	2,113
Discover Bank	3.450%	7/27/26	6,250	6,043
3 Discover Bank	4.682%	8/9/28	3,000	3,090
Discover Bank	2.700%	2/6/30	3,000	2,656
Discover Financial Services	5.200%	4/27/22	1,050	1,076
Discover Financial Services	3.850%	11/21/22	5,630	5,749
Discover Financial Services	3.950%	11/6/24	15,800	16,001
Discover Financial Services	3.750%	3/4/25	12,486	12,331
Discover Financial Services	4.500%	1/30/26	6,600	6,730
Discover Financial Services	4.100%	2/9/27	5,300	5,100
Fifth Third Bancorp	3.500%	3/15/22	7,725	7,802
Fifth Third Bancorp	4.300%	1/16/24	7,050	7,429
Fifth Third Bancorp	3.650%	1/25/24	13,138	13,580
Fifth Third Bancorp	2.375%	1/28/25	3,600	3,510
Fifth Third Bancorp	3.950%	3/14/28	4,400	4,619
Fifth Third Bancorp	8.250%	3/1/38	9,138	12,695
Fifth Third Bank	2.250%	6/14/21	16,300	16,335
Fifth Third Bank	3.350%	7/26/21	5,625	5,693
Fifth Third Bank	3.950%	7/28/25	10,900	11,841
Fifth Third Bank	3.850%	3/15/26	10,500	10,721
Fifth Third Bank	1.800%	1/30/23	5,285	5,219
Fifth Third Bank	2.250%	2/1/27	3,400	3,228
First Republic Bank	2.500%	6/6/22	9,800	9,653
First Republic Bank	4.375%	8/1/46	1,450	1,479
First Republic Bank	4.625%	2/13/47	2,675	3,014
3 First Republic Bank	1.912%	2/12/24	3,000	2,876
FirstMerit Bank NA	4.270%	11/25/26	2,150	2,220
Goldman Sachs Capital I	6.345%	2/15/34	9,435	11,133
Goldman Sachs Group Inc.	2.625%	4/25/21	10,250	10,262
Goldman Sachs Group Inc.	5.250%	7/27/21	13,561	14,053
Goldman Sachs Group Inc.	2.350%	11/15/21	8,650	8,640
Goldman Sachs Group Inc.	5.750%	1/24/22	25,044	26,593
Goldman Sachs Group Inc.	3.000%	4/26/22	36,220	36,310
3 Goldman Sachs Group Inc.	2.876%	10/31/22	28,525	28,701
Goldman Sachs Group Inc.	3.625%	1/22/23	23,459	24,253
Goldman Sachs Group Inc.	3.200%	2/23/23	20,315	20,724
3 Goldman Sachs Group Inc.	2.908%	6/5/23	25,000	24,977
Goldman Sachs Group Inc.	3.625%	2/20/24	32,500	33,641
Goldman Sachs Group Inc.	4.000%	3/3/24	29,950	31,135
Goldman Sachs Group Inc.	3.850%	7/8/24	7,878	8,223
Goldman Sachs Group Inc.	3.500%	1/23/25	19,580	20,072
Goldman Sachs Group Inc.	3.750%	5/22/25	9,029	9,355
Goldman Sachs Group Inc.	4.250%	10/21/25	3,750	3,942
Goldman Sachs Group Inc.	3.750%	2/25/26	21,600	22,493
Goldman Sachs Group Inc.	3.500%	11/16/26	33,115	33,859
Goldman Sachs Group Inc.	5.950%	1/15/27	3,845	4,276
Goldman Sachs Group Inc.	3.850%	1/26/27	22,750	23,093
3 Goldman Sachs Group Inc.	3.691%	6/5/28	28,075	28,800
3 Goldman Sachs Group Inc.	3.814%	4/23/29	25,359	26,240
3 Goldman Sachs Group Inc.	4.223%	5/1/29	15,275	16,172
Goldman Sachs Group Inc.	6.450%	5/1/36	8,400	10,166
Goldman Sachs Group Inc.	6.750%	10/1/37	38,874	51,220
3 Goldman Sachs Group Inc.	4.017%	10/31/38	12,647	13,390
3 Goldman Sachs Group Inc.	4.411%	4/23/39	16,050	17,465

Goldman Sachs Group Inc.	6.250%	2/1/41	18,091	25,060
Goldman Sachs Group Inc.	4.800%	7/8/44	28,520	33,761
Goldman Sachs Group Inc.	5.150%	5/22/45	22,225	24,469
Goldman Sachs Group Inc.	4.750%	10/21/45	2,200	2,626
HSBC Bank USA NA	7.000%	1/15/39	7,726	9,404
HSBC Holdings plc	3.400%	3/8/21	30,973	31,134
HSBC Holdings plc	5.100%	4/5/21	14,670	14,922
HSBC Holdings plc	2.950%	5/25/21	30,225	30,328
HSBC Holdings plc	2.650%	1/5/22	30,865	30,547
HSBC Holdings plc	4.875%	1/14/22	1,895	1,949
HSBC Holdings plc	4.000%	3/30/22	6,080	6,229
3 HSBC Holdings plc	3.262%	3/13/23	29,170	29,216
HSBC Holdings plc	3.600%	5/25/23	15,300	15,320
3 HSBC Holdings plc	3.033%	11/22/23	4,000	3,820
HSBC Holdings plc	4.250%	3/14/24	10,600	10,819
3 HSBC Holdings plc	3.950%	5/18/24	33,900	34,585
3 HSBC Holdings plc	3.803%	3/11/25	11,525	11,959
3 HSBC Holdings plc	2.633%	11/7/25	1,500	1,481
HSBC Holdings plc	4.300%	3/8/26	32,035	34,198
HSBC Holdings plc	3.900%	5/25/26	23,300	23,783
3 HSBC Holdings plc	4.292%	9/12/26	39,600	41,409
HSBC Holdings plc	4.375%	11/23/26	21,300	21,795
3 HSBC Holdings plc	4.041%	3/13/28	10,200	10,371
3 HSBC Holdings plc	4.583%	6/19/29	7,500	7,868
HSBC Holdings plc	7.625%	5/17/32	575	823
HSBC Holdings plc	7.350%	11/27/32	600	744
HSBC Holdings plc	6.500%	5/2/36	8,965	10,900
HSBC Holdings plc	6.500%	9/15/37	28,615	34,197
HSBC Holdings plc	6.800%	6/1/38	5,553	6,915
HSBC Holdings plc	6.100%	1/14/42	3,325	4,285
HSBC Holdings plc	5.250%	3/14/44	25,750	27,783
HSBC USA Inc.	3.500%	6/23/24	11,475	11,568
Huntington Bancshares Inc.	3.150%	3/14/21	9,700	9,749
Huntington Bancshares Inc.	2.300%	1/14/22	1,500	1,483
Huntington Bancshares Inc.	4.000%	5/15/25	7,750	8,117
Huntington Bancshares Inc.	2.550%	2/4/30	1,935	1,762
Huntington National Bank	3.250%	5/14/21	12,500	12,594
Huntington National Bank	3.125%	4/1/22	4,500	4,558
Huntington National Bank	2.500%	8/7/22	10,000	10,023
Huntington National Bank	1.800%	2/3/23	10,000	9,761
Huntington National Bank	3.550%	10/6/23	5,700	5,908
ING Groep NV	3.150%	3/29/22	3,050	3,070
ING Groep NV	4.100%	10/2/23	17,000	17,316
ING Groep NV	3.550%	4/9/24	5,200	5,221
ING Groep NV	3.950%	3/29/27	10,500	10,678
ING Groep NV	4.550%	10/2/28	4,000	4,253
ING Groep NV	4.050%	4/9/29	10,160	10,454
JPMorgan Chase & Co.	2.550%	3/1/21	18,315	18,384
JPMorgan Chase & Co.	4.625%	5/10/21	1,140	1,168
JPMorgan Chase & Co.	2.400%	6/7/21	9,500	9,536
JPMorgan Chase & Co.	2.295%	8/15/21	47,400	47,340
JPMorgan Chase & Co.	4.350%	8/15/21	16,115	16,597
JPMorgan Chase & Co.	4.500%	1/24/22	31,150	32,551
3 JPMorgan Chase & Co.	3.514%	6/18/22	12,625	12,813
JPMorgan Chase & Co.	3.250%	9/23/22	24,350	25,079
JPMorgan Chase & Co.	2.972%	1/15/23	13,995	14,111
JPMorgan Chase & Co.	3.200%	1/25/23	8,799	9,122

3 JPMorgan Chase & Co.	3.207%	4/1/23	14,900	15,136
3 JPMorgan Chase & Co.	2.776%	4/25/23	15,450	15,642
JPMorgan Chase & Co.	3.375%	5/1/23	6,000	6,225
JPMorgan Chase & Co.	2.700%	5/18/23	15,475	15,880
3 JPMorgan Chase & Co.	3.559%	4/23/24	46,855	48,678
JPMorgan Chase & Co.	3.625%	5/13/24	8,566	9,048
3 JPMorgan Chase & Co.	3.797%	7/23/24	6,025	6,318
JPMorgan Chase & Co.	3.875%	9/10/24	53,814	57,043
3 JPMorgan Chase & Co.	4.023%	12/5/24	3,000	3,180
JPMorgan Chase & Co.	3.125%	1/23/25	28,145	29,267
3 JPMorgan Chase & Co.	3.220%	3/1/25	25,850	26,783
JPMorgan Chase & Co.	3.900%	7/15/25	23,341	24,820
3 JPMorgan Chase & Co.	2.301%	10/15/25	10,000	10,000
3 JPMorgan Chase & Co.	2.005%	3/13/26	10,000	9,888
JPMorgan Chase & Co.	3.300%	4/1/26	23,000	24,126
JPMorgan Chase & Co.	3.200%	6/15/26	20,100	20,885
JPMorgan Chase & Co.	2.950%	10/1/26	34,625	35,784
JPMorgan Chase & Co.	4.125%	12/15/26	28,750	31,158
JPMorgan Chase & Co.	4.250%	10/1/27	10,100	10,986
JPMorgan Chase & Co.	3.625%	12/1/27	9,750	10,093
3 JPMorgan Chase & Co.	3.782%	2/1/28	29,075	30,999
3 JPMorgan Chase & Co.	3.509%	1/23/29	38,350	39,760
3 JPMorgan Chase & Co.	4.005%	4/23/29	13,930	15,014
3 JPMorgan Chase & Co.	4.203%	7/23/29	20,925	22,658
3 JPMorgan Chase & Co.	3.702%	5/6/30	450	483
JPMorgan Chase & Co.	8.750%	9/1/30	240	348
3 JPMorgan Chase & Co.	4.493%	3/24/31	38,332	44,321
JPMorgan Chase & Co.	6.400%	5/15/38	11,465	16,338
3 JPMorgan Chase & Co.	3.882%	7/24/38	32,050	35,816
JPMorgan Chase & Co.	5.500%	10/15/40	23,084	31,567
JPMorgan Chase & Co.	5.400%	1/6/42	5,075	6,940
JPMorgan Chase & Co.	5.625%	8/16/43	14,010	18,581
JPMorgan Chase & Co.	4.850%	2/1/44	1,000	1,270
JPMorgan Chase & Co.	4.950%	6/1/45	14,100	17,731
3 JPMorgan Chase & Co.	4.260%	2/22/48	24,500	29,614
3 JPMorgan Chase & Co.	4.032%	7/24/48	1,000	1,166
3 JPMorgan Chase & Co.	3.964%	11/15/48	38,450	44,554
3 JPMorgan Chase & Co.	3.897%	1/23/49	11,870	13,695
KeyBank NA	3.350%	6/15/21	3,275	3,336
KeyBank NA	2.500%	11/22/21	11,000	11,019
KeyBank NA	2.400%	6/9/22	1,550	1,552
KeyBank NA	2.300%	9/14/22	9,550	9,574
KeyBank NA	3.375%	3/7/23	4,000	4,111
KeyBank NA	3.300%	6/1/25	1,125	1,171
KeyBank NA	3.400%	5/20/26	2,000	1,992
3 KeyBank NA	3.180%	10/15/27	2,625	2,573
KeyBank NA	6.950%	2/1/28	500	606
KeyCorp	5.100%	3/24/21	9,090	9,261
KeyCorp	4.150%	10/29/25	6,750	7,078
KeyCorp	4.100%	4/30/28	18,000	18,619
KeyCorp	2.550%	10/1/29	6,400	5,770
Lloyds Banking Group plc	3.000%	1/11/22	5,340	5,252
3 Lloyds Banking Group plc	2.858%	3/17/23	10,675	10,529
Lloyds Banking Group plc	4.050%	8/16/23	34,800	35,987
3 Lloyds Banking Group plc	2.907%	11/7/23	18,670	18,297
Lloyds Banking Group plc	3.900%	3/12/24	8,500	8,609
Lloyds Banking Group plc	4.450%	5/8/25	7,000	7,502

Lloyds Banking Group plc	4.582%	12/10/25	21,246	21,676
3 Lloyds Banking Group plc	2.438%	2/5/26	5,185	4,874
Lloyds Banking Group plc	4.650%	3/24/26	12,514	12,744
Lloyds Banking Group plc	3.750%	1/11/27	9,750	9,905
Lloyds Banking Group plc	4.375%	3/22/28	20,510	21,824
Lloyds Banking Group plc	4.550%	8/16/28	4,150	4,403
3 Lloyds Banking Group plc	3.574%	11/7/28	21,225	21,075
Lloyds Banking Group plc	5.300%	12/1/45	325	287
Lloyds Banking Group plc	4.344%	1/9/48	5,525	5,472
M&T Bank Corp.	3.550%	7/26/23	4,500	4,736
Manufacturers & Traders Trust Co.	2.900%	2/6/25	7,195	7,336
Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,000	6,972
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	6,996	7,002
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	5,800	5,943
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	9,466	9,422
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	11,625	11,837
Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	22,750	23,089
Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	27,575	27,529
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	6,800	6,786
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	12,780	13,018
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	20,673
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	3,000	3,034
Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	28,000	28,808
Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	14,800	14,774
Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	14,300	14,162
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	11,160	11,778
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	652	696
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	4,500	4,505
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	8,619	8,864
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	25,550	25,663
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	13,650	14,501
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	4,870	5,132
Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	14,225	14,390
Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	900	862
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	5,600	5,974
Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	750	729
Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	11,450	11,479
Mizuho Financial Group Inc.	3.549%	3/5/23	3,175	3,205
3 Mizuho Financial Group Inc.	2.721%	7/16/23	17,775	17,732
3 Mizuho Financial Group Inc.	3.922%	9/11/24	4,506	4,808
3 Mizuho Financial Group Inc.	2.839%	7/16/25	17,775	15,710
3 Mizuho Financial Group Inc.	2.555%	9/13/25	4,275	4,136
Mizuho Financial Group Inc.	4.018%	3/5/28	14,250	15,318
3 Mizuho Financial Group Inc.	4.254%	9/11/29	5,600	6,434
3 Mizuho Financial Group Inc.	3.153%	7/16/30	27,200	26,459
Morgan Stanley	5.750%	1/25/21	40	41
Morgan Stanley	2.500%	4/21/21	25,300	25,363
Morgan Stanley	5.500%	7/28/21	3,275	3,406
Morgan Stanley	2.625%	11/17/21	10,435	10,448
Morgan Stanley	2.750%	5/19/22	32,475	32,839
Morgan Stanley	4.875%	11/1/22	16,525	17,394
Morgan Stanley	3.125%	1/23/23	25,025	25,589
Morgan Stanley	4.100%	5/22/23	20,525	21,193
3 Morgan Stanley	3.737%	4/24/24	6,349	6,492
Morgan Stanley	3.875%	4/29/24	26,540	27,926
Morgan Stanley	3.700%	10/23/24	23,665	25,001
Morgan Stanley	4.000%	7/23/25	46,975	50,263

Morgan Stanley	5.000%	11/24/25	25,290	27,570
Morgan Stanley	3.875%	1/27/26	28,029	29,989
Morgan Stanley	3.125%	7/27/26	37,700	38,967
Morgan Stanley	6.250%	8/9/26	9,650	11,545
Morgan Stanley	4.350%	9/8/26	24,070	25,790
Morgan Stanley	3.625%	1/20/27	16,785	17,726
Morgan Stanley	3.950%	4/23/27	5,255	5,460
3 Morgan Stanley	3.591%	7/22/28	20,765	21,754
3 Morgan Stanley	3.772%	1/24/29	19,225	20,266
3 Morgan Stanley	2.699%	1/22/31	12,600	12,332
3 Morgan Stanley	3.622%	4/1/31	70,000	72,813
Morgan Stanley	7.250%	4/1/32	7,000	9,593
3 Morgan Stanley	3.971%	7/22/38	1,850	1,993
Morgan Stanley	6.375%	7/24/42	28,425	41,145
Morgan Stanley	4.300%	1/27/45	19,394	23,588
MUFG Americas Holdings Corp.	3.500%	6/18/22	5,600	5,570
MUFG Americas Holdings Corp.	3.000%	2/10/25	3,700	3,256
MUFG Union Bank NA	3.150%	4/1/22	31,800	31,830
MUFG Union Bank NA	2.100%	12/9/22	19,290	19,423
National Australia Bank Ltd.	1.875%	7/12/21	5,500	5,450
National Australia Bank Ltd.	3.375%	9/20/21	8,750	8,875
National Australia Bank Ltd.	3.700%	11/4/21	6,000	6,104
National Australia Bank Ltd.	2.800%	1/10/22	3,250	3,265
National Australia Bank Ltd.	2.500%	5/22/22	7,600	7,683
National Australia Bank Ltd.	3.000%	1/20/23	3,200	3,314
National Australia Bank Ltd.	3.375%	1/14/26	3,350	3,540
National Australia Bank Ltd.	2.500%	7/12/26	12,175	12,201
National Bank of Canada	2.100%	2/1/23	12,945	12,851
Northern Trust Corp.	2.375%	8/2/22	5,480	5,692
Northern Trust Corp.	3.950%	10/30/25	8,750	9,054
Northern Trust Corp.	3.650%	8/3/28	3,425	4,051
Northern Trust Corp.	3.150%	5/3/29	4,200	4,357
3 Northern Trust Corp.	3.375%	5/8/32	4,950	5,422
People's United Bank NA	4.000%	7/15/24	3,000	3,182
People's United Financial Inc.	3.650%	12/6/22	5,695	5,898
PNC Bank NA	2.150%	4/29/21	15,000	15,249
PNC Bank NA	2.550%	12/9/21	17,100	17,612
PNC Bank NA	2.625%	2/17/22	20,800	21,512
PNC Bank NA	2.450%	7/28/22	925	906
PNC Bank NA	2.700%	11/1/22	16,088	15,886
3 PNC Bank NA	2.028%	12/9/22	6,440	6,407
PNC Bank NA	2.950%	1/30/23	4,500	4,490
PNC Bank NA	3.300%	10/30/24	3,850	3,998
PNC Bank NA	2.950%	2/23/25	5,750	5,472
PNC Bank NA	3.250%	6/1/25	4,550	4,738
PNC Bank NA	4.200%	11/1/25	4,625	5,357
PNC Bank NA	3.100%	10/25/27	275	283
PNC Bank NA	3.250%	1/22/28	10,775	11,126
PNC Bank NA	4.050%	7/26/28	5,750	6,385
PNC Bank NA	2.700%	10/22/29	3,500	3,513
PNC Financial Services Group Inc.	2.854%	11/9/22	5,300	5,340
PNC Financial Services Group Inc.	3.500%	1/23/24	17,050	17,688
PNC Financial Services Group Inc.	3.900%	4/29/24	17,900	18,517
PNC Financial Services Group Inc.	3.150%	5/19/27	19,075	19,906
PNC Financial Services Group Inc.	3.450%	4/23/29	13,400	13,669
PNC Financial Services Group Inc.	2.550%	1/22/30	9,000	8,719
PNC Funding Corp.	3.300%	3/8/22	2,740	2,871

Regions Bank	2.750%	4/1/21	4,700	4,670
Regions Bank	6.450%	6/26/37	1,229	1,463
3 Regions Bank	3.374%	8/13/21	5,950	5,982
Regions Financial Corp.	2.750%	8/14/22	2,625	2,596
Regions Financial Corp.	3.800%	8/14/23	7,000	7,289
Regions Financial Corp.	7.375%	12/10/37	7,000	8,750
Royal Bank of Canada	3.200%	4/30/21	25,100	25,216
Royal Bank of Canada	2.750%	2/1/22	13,000	13,283
Royal Bank of Canada	2.800%	4/29/22	14,000	14,186
Royal Bank of Canada	1.950%	1/17/23	5,425	5,367
Royal Bank of Canada	3.700%	10/5/23	8,800	9,164
Royal Bank of Canada	2.550%	7/16/24	7,800	7,938
Royal Bank of Canada	2.250%	11/1/24	35,000	35,325
Royal Bank of Canada	4.650%	1/27/26	6,400	6,437
Royal Bank of Scotland Group plc	6.125%	12/15/22	5,000	5,157
3 Royal Bank of Scotland Group plc	3.498%	5/15/23	10,050	10,061
Royal Bank of Scotland Group plc	6.100%	6/10/23	8,000	8,190
Royal Bank of Scotland Group plc	3.875%	9/12/23	24,300	24,181
Royal Bank of Scotland Group plc	6.000%	12/19/23	5,550	5,730
Royal Bank of Scotland Group plc	5.125%	5/28/24	23,143	23,147
3 Royal Bank of Scotland Group plc	4.519%	6/25/24	22,000	22,360
3 Royal Bank of Scotland Group plc	4.269%	3/22/25	11,500	11,405
Royal Bank of Scotland Group plc	4.800%	4/5/26	1,700	1,788
3 Royal Bank of Scotland Group plc	4.892%	5/18/29	15,800	16,712
3 Royal Bank of Scotland Group plc	3.754%	11/1/29	2,225	2,047
3 Royal Bank of Scotland Group plc	5.076%	1/27/30	30,500	33,017
3 Royal Bank of Scotland Group plc	4.445%	5/8/30	200	209
Santander Holdings USA Inc.	3.400%	1/18/23	11,400	10,700
Santander Holdings USA Inc.	3.500%	6/7/24	5,000	4,738
Santander Holdings USA Inc.	4.500%	7/17/25	18,500	17,344
Santander Holdings USA Inc.	3.244%	10/5/26	24,318	19,454
Santander Holdings USA Inc.	4.400%	7/13/27	37,150	36,452
Santander UK Group Holdings plc	2.875%	8/5/21	7,375	7,280
Santander UK Group Holdings plc	3.571%	1/10/23	7,000	6,961
3 Santander UK Group Holdings plc	3.373%	1/5/24	7,300	7,128
3 Santander UK Group Holdings plc	3.823%	11/3/28	4,000	4,201
Santander UK plc	3.400%	6/1/21	14,650	14,517
Santander UK plc	2.100%	1/13/23	22,360	21,661
Santander UK plc	4.000%	3/13/24	12,350	12,825
Santander UK plc	2.875%	6/18/24	3,450	3,448
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	8,800	8,767
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	20,850	20,772
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	5,500	5,568
State Street Corp.	4.375%	3/7/21	1,185	1,210
State Street Corp.	1.950%	5/19/21	26,097	25,962
3 State Street Corp.	2.653%	5/15/23	12,000	11,710
State Street Corp.	3.100%	5/15/23	19,007	19,483
State Street Corp.	3.700%	11/20/23	373	388
3 State Street Corp.	3.776%	12/3/24	5,800	6,067
State Street Corp.	3.550%	8/18/25	11,086	11,653
3 State Street Corp.	2.354%	11/1/25	13,825	13,426
State Street Corp.	2.650%	5/19/26	4,725	4,706
3 State Street Corp.	4.141%	12/3/29	2,250	2,460
State Street Corp.	2.400%	1/24/30	16,130	15,812
3 State Street Corp.	3.031%	11/1/34	2,850	2,589
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	1,725	1,780
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	550	567

Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	5,350	5,702
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	5,875	6,101
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	9,400	9,899
Sumitomo Mitsui Banking Corp.	3.650%	7/23/25	2,500	2,704
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	4,545	4,548
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	6,850	6,781
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	8,950	8,936
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	10,000	10,050
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	8,350	8,417
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	8,000	7,984
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	7,300	7,560
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	10,000	10,466
Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	7,262	7,453
Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	32,450	32,387
Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	33,700	33,214
Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	4,715	4,669
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	18,600	19,849
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	17,900	17,907
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	16,425	16,221
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	2,000	2,061
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	5,350	5,591
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	14,400	14,519
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	8,775	9,247
Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/28	3,575	3,784
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	12,500	12,496
Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	6,400	5,728
Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	3,600	3,454
SVB Financial Group	3.500%	1/29/25	3,603	3,755
Svenska Handelsbanken AB	2.450%	3/30/21	15,750	15,804
Svenska Handelsbanken AB	3.350%	5/24/21	26,000	26,306
Svenska Handelsbanken AB	1.875%	9/7/21	4,525	4,512
Synchrony Bank	3.650%	5/24/21	5,900	5,826
Synchrony Bank	3.000%	6/15/22	2,375	2,274
Synchrony Financial	3.750%	8/15/21	7,450	7,338
Synchrony Financial	2.850%	7/25/22	1,900	1,809
Synchrony Financial	4.375%	3/19/24	1,625	1,599
Synchrony Financial	4.250%	8/15/24	2,350	2,263
Synchrony Financial	4.500%	7/23/25	15,525	15,194
Synchrony Financial	3.700%	8/4/26	4,325	4,048
Synchrony Financial	3.950%	12/1/27	12,415	11,536
Synchrony Financial	5.150%	3/19/29	1,250	1,236
3 Synovus Bank/Columbus GA	2.289%	2/10/23	1,750	1,722
Synovus Financial Corp.	3.125%	11/1/22	2,775	2,784
Toronto-Dominion Bank	2.125%	4/7/21	23,600	23,445
Toronto-Dominion Bank	1.800%	7/13/21	17,100	17,138
Toronto-Dominion Bank	1.900%	12/1/22	9,950	9,939
Toronto-Dominion Bank	3.500%	7/19/23	5,000	5,238
Toronto-Dominion Bank	3.250%	3/11/24	19,900	20,862
Toronto-Dominion Bank	2.650%	6/12/24	7,500	7,666
3 Toronto-Dominion Bank	3.625%	9/15/31	6,400	6,360
Truist Bank	2.850%	4/1/21	3,000	3,007
Truist Bank	2.625%	1/15/22	10,232	10,335
Truist Bank	2.800%	5/17/22	4,000	4,050
Truist Bank	2.450%	8/1/22	8,583	8,614
3 Truist Bank	3.502%	8/2/22	4,400	4,420
Truist Bank	3.000%	2/2/23	5,000	5,099
Truist Bank	2.750%	5/1/23	2,150	2,171

Truist Bank	3.200%	4/1/24	39,615	40,906
3 Truist Bank	3.689%	8/2/24	8,900	8,994
Truist Bank	2.150%	12/6/24	9,810	9,676
Truist Bank	3.625%	9/16/25	9,350	9,287
Truist Bank	3.300%	5/15/26	3,000	3,091
Truist Bank	3.800%	10/30/26	3,450	3,440
Truist Financial Corp	2.900%	3/3/21	2,525	2,531
Truist Financial Corp.	2.050%	5/10/21	14,025	13,999
Truist Financial Corp.	3.200%	9/3/21	8,000	8,047
Truist Financial Corp.	2.700%	1/27/22	10,025	10,062
Truist Financial Corp.	3.950%	3/22/22	2,049	2,080
Truist Financial Corp.	2.750%	4/1/22	7,000	7,042
Truist Financial Corp.	3.050%	6/20/22	7,000	7,050
Truist Financial Corp.	3.750%	12/6/23	600	631
Truist Financial Corp.	2.500%	8/1/24	10,525	10,319
Truist Financial Corp.	2.850%	10/26/24	19,544	19,539
Truist Financial Corp.	4.000%	5/1/25	8,000	8,601
Truist Financial Corp.	3.700%	6/5/25	16,500	17,219
Truist Financial Corp.	3.875%	3/19/29	6,609	6,708
US Bancorp	4.125%	5/24/21	2,515	2,575
US Bancorp	2.625%	1/24/22	10,050	10,213
US Bancorp	3.000%	3/15/22	4,225	4,320
US Bancorp	2.950%	7/15/22	10,725	10,938
US Bancorp	3.700%	1/30/24	11,050	11,641
US Bancorp	3.375%	2/5/24	11,500	11,980
US Bancorp	2.400%	7/30/24	11,100	11,079
US Bancorp	3.600%	9/11/24	2,490	2,588
US Bancorp	3.950%	11/17/25	1,318	1,418
US Bancorp	3.100%	4/27/26	4,450	4,528
US Bancorp	2.375%	7/22/26	17,025	16,624
US Bancorp	3.150%	4/27/27	11,275	11,661
US Bancorp	3.900%	4/26/28	4,475	4,935
US Bancorp	3.000%	7/30/29	1,470	1,548
US Bank NA	2.850%	1/23/23	4,625	4,723
US Bank NA	3.400%	7/24/23	7,825	8,225
US Bank NA	2.800%	1/27/25	17,050	17,191
US Bank NA	3.450%	11/16/21	3,700	3,759
US Bank NA	1.800%	1/21/22	12,025	12,055
US Bank NA	2.650%	5/23/22	10,250	10,417
US Bank NA	1.950%	1/9/23	10,950	10,992
US Bank NA	2.050%	1/21/25	6,500	6,457
Wachovia Corp.	6.605%	10/1/25	1,150	1,337
Wachovia Corp.	7.500%	4/15/35	500	659
Wachovia Corp.	5.500%	8/1/35	4,725	5,966
Wachovia Corp.	6.550%	10/15/35	250	335
Wells Fargo & Co.	3.000%	1/22/21	10	10
Wells Fargo & Co.	2.500%	3/4/21	23,225	23,311
Wells Fargo & Co.	4.600%	4/1/21	15,015	15,333
Wells Fargo & Co.	2.100%	7/26/21	47,400	47,280
Wells Fargo & Co.	3.500%	3/8/22	7,815	7,950
Wells Fargo & Co.	2.625%	7/22/22	14,270	14,448
Wells Fargo & Co.	3.069%	1/24/23	56,577	57,490
Wells Fargo & Co.	3.450%	2/13/23	23,387	24,060
Wells Fargo & Co.	4.125%	8/15/23	26,812	27,526
Wells Fargo & Co.	4.480%	1/16/24	6,800	7,326
Wells Fargo & Co.	3.750%	1/24/24	5,710	6,046
3 Wells Fargo & Co.	2.406%	10/30/25	55,000	54,244

3 Wells Fargo & Co.	2.164%	2/11/26	20,000	19,505
Wells Fargo & Co.	3.000%	4/22/26	40,975	42,158
Wells Fargo & Co.	4.100%	6/3/26	27,600	28,912
Wells Fargo & Co.	3.000%	10/23/26	23,423	23,948
3 Wells Fargo & Co.	3.196%	6/17/27	20,000	20,600
Wells Fargo & Co.	4.300%	7/22/27	2,625	2,751
Wells Fargo & Co.	4.150%	1/24/29	9,405	10,251
3 Wells Fargo & Co.	4.478%	4/4/31	30,000	33,906
Wells Fargo & Co.	5.375%	2/7/35	9,100	10,891
Wells Fargo & Co.	5.375%	11/2/43	30,854	37,025
Wells Fargo & Co.	5.606%	1/15/44	15,600	18,558
Wells Fargo & Co.	4.650%	11/4/44	16,595	18,612
Wells Fargo & Co.	3.900%	5/1/45	6,805	7,664
Wells Fargo & Co.	4.900%	11/17/45	19,525	22,258
Wells Fargo & Co.	4.400%	6/14/46	7,400	7,963
Wells Fargo & Co.	4.750%	12/7/46	16,280	18,776
3 Wells Fargo & Co.	5.013%	4/4/51	48,000	60,780
3 Wells Fargo Bank NA	3.325%	7/23/21	20,505	20,505
Wells Fargo Bank NA	3.625%	10/22/21	14,850	15,259
3 Wells Fargo Bank NA	2.897%	5/27/22	9,000	9,000
Wells Fargo Bank NA	3.550%	8/14/23	24,875	26,054
Wells Fargo Bank NA	5.950%	8/26/36	3,700	4,718
Wells Fargo Bank NA	5.850%	2/1/37	11,275	15,123
Wells Fargo Bank NA	6.600%	1/15/38	10,645	14,690
3 Wells Fargo Capital X	5.950%	12/1/86	3,425	4,302
Westpac Banking Corp.	2.100%	5/13/21	28,075	27,924
Westpac Banking Corp.	2.000%	8/19/21	8,750	8,712
Westpac Banking Corp.	2.500%	6/28/22	28,000	27,744
Westpac Banking Corp.	2.750%	1/11/23	7,900	7,969
Westpac Banking Corp.	2.000%	1/13/23	7,000	6,918
Westpac Banking Corp.	3.650%	5/15/23	7,400	7,660
Westpac Banking Corp.	2.350%	2/19/25	6,208	6,259
Westpac Banking Corp.	2.850%	5/13/26	17,925	18,509
Westpac Banking Corp.	2.700%	8/19/26	1,550	1,598
Westpac Banking Corp.	3.350%	3/8/27	11,900	12,071
Westpac Banking Corp.	3.400%	1/25/28	150	148
Westpac Banking Corp.	2.650%	1/16/30	7,000	6,945
3 Westpac Banking Corp.	2.894%	2/4/30	22,925	21,922
3 Westpac Banking Corp.	4.322%	11/23/31	17,460	17,023
Westpac Banking Corp.	4.110%	7/24/34	5,950	5,742
Zions Bancorp NA	3.500%	8/27/21	9,050	9,364
Zions Bancorp NA	3.250%	10/29/29	3,090	2,626

Brokerage (0.3%)
Affiliated Managers Group Inc.	4.250%	2/15/24	3,122	3,385
Affiliated Managers Group Inc.	3.500%	8/1/25	4,300	4,548
Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,011
Ameriprise Financial Inc.	4.000%	10/15/23	10,169	10,710
Ameriprise Financial Inc.	3.700%	10/15/24	4,500	4,563
Ameriprise Financial Inc.	3.000%	4/2/25	600	597
Ameriprise Financial Inc.	2.875%	9/15/26	4,300	4,292
BGC Partners Inc.	5.125%	5/27/21	3,450	3,483
BGC Partners Inc.	3.750%	10/1/24	3,376	3,016
BlackRock Inc.	4.250%	5/24/21	5,725	5,874
BlackRock Inc.	3.500%	3/18/24	7,650	8,094
BlackRock Inc.	3.200%	3/15/27	6,000	6,256
BlackRock Inc.	3.250%	4/30/29	5,000	5,247

BlackRock Inc.	2.400%	4/30/30	11,000	10,970
Brookfield Asset Management Inc.	4.000%	1/15/25	4,796	4,831
Brookfield Finance Inc.	4.250%	6/2/26	1,015	1,047
Brookfield Finance Inc.	3.900%	1/25/28	5,500	5,678
Brookfield Finance Inc.	4.850%	3/29/29	8,625	8,628
Brookfield Finance Inc.	4.700%	9/20/47	8,175	7,840
Brookfield Finance LLC	4.000%	4/1/24	9,920	9,971
Brookfield Finance LLC	3.450%	4/15/50	7,700	6,153
Cboe Global Markets Inc.	3.650%	1/12/27	4,910	5,012
Charles Schwab Corp.	3.250%	5/21/21	10,400	10,426
Charles Schwab Corp.	3.225%	9/1/22	4,464	4,514
Charles Schwab Corp.	2.650%	1/25/23	7,225	7,343
Charles Schwab Corp.	3.550%	2/1/24	10,180	10,692
Charles Schwab Corp.	3.850%	5/21/25	2,000	2,160
Charles Schwab Corp.	3.450%	2/13/26	3,225	3,401
Charles Schwab Corp.	3.200%	3/2/27	3,500	3,692
Charles Schwab Corp.	3.200%	1/25/28	5,350	5,582
Charles Schwab Corp.	4.000%	2/1/29	5,550	5,862
Charles Schwab Corp.	3.250%	5/22/29	5,990	6,135
CME Group Inc.	3.000%	9/15/22	20,055	20,238
CME Group Inc.	3.750%	6/15/28	2,671	2,984
CME Group Inc.	5.300%	9/15/43	7,140	9,700
E*TRADE Financial Corp.	2.950%	8/24/22	4,262	4,118
E*TRADE Financial Corp.	3.800%	8/24/27	5,250	5,206
E*TRADE Financial Corp.	4.500%	6/20/28	3,630	3,732
Eaton Vance Corp.	3.625%	6/15/23	2,875	2,938
Eaton Vance Corp.	3.500%	4/6/27	2,600	2,648
Franklin Resources Inc.	2.800%	9/15/22	6,875	6,948
Franklin Resources Inc.	2.850%	3/30/25	3,000	2,969
Intercontinental Exchange Inc.	2.350%	9/15/22	5,375	5,375
Intercontinental Exchange Inc.	4.000%	10/15/23	9,975	10,798
Intercontinental Exchange Inc.	3.750%	12/1/25	10,115	10,685
Intercontinental Exchange Inc.	3.100%	9/15/27	5,100	5,180
Intercontinental Exchange Inc.	3.750%	9/21/28	4,375	4,654
Intercontinental Exchange Inc.	4.250%	9/21/48	1,115	1,292
Invesco Finance plc	3.125%	11/30/22	16,300	16,311
Invesco Finance plc	4.000%	1/30/24	14,250	14,583
Invesco Finance plc	3.750%	1/15/26	10	10
Invesco Finance plc	5.375%	11/30/43	7,125	8,965
Janus Capital Group Inc.	4.875%	8/1/25	2,400	2,457
Jefferies Financial Group Inc.	5.500%	10/18/23	7,200	7,275
Jefferies Group LLC	6.875%	4/15/21	5,345	5,357
Jefferies Group LLC	5.125%	1/20/23	2,400	2,442
Jefferies Group LLC	4.850%	1/15/27	8,925	8,835
Jefferies Group LLC	6.450%	6/8/27	1,235	1,285
Jefferies Group LLC	6.250%	1/15/36	3,055	2,654
Jefferies Group LLC	6.500%	1/20/43	4,305	3,753
Jefferies Group LLC / Jefferies Group Capital
Finance Inc.	4.150%	1/23/30	13,010	11,350
Lazard Group LLC	3.750%	2/13/25	100	99
Lazard Group LLC	3.625%	3/1/27	5,075	4,894
Lazard Group LLC	4.500%	9/19/28	9,350	9,472
Legg Mason Inc.	4.750%	3/15/26	3,502	3,554
Legg Mason Inc.	5.625%	1/15/44	4,875	5,217
Nasdaq Inc.	4.250%	6/1/24	4,325	4,511
Nasdaq Inc.	3.850%	6/30/26	4,350	4,519
Nomura Holdings Inc.	3.103%	1/16/30	18,115	17,073

Raymond James Financial Inc.	3.625%	9/15/26	3,066	3,053
Raymond James Financial Inc.	4.650%	4/1/30	3,045	3,182
Raymond James Financial Inc.	4.950%	7/15/46	7,275	7,980
Stifel Financial Corp.	3.500%	12/1/20	3,475	3,412
Stifel Financial Corp.	4.250%	7/18/24	10,548	10,307
TD Ameritrade Holding Corp.	2.950%	4/1/22	10,775	10,775
TD Ameritrade Holding Corp.	3.625%	4/1/25	1,900	1,973
TD Ameritrade Holding Corp.	3.300%	4/1/27	8,850	8,959
TD Ameritrade Holding Corp.	2.750%	10/1/29	2,590	2,538

Finance Companies (0.2%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	10/1/25	6,375	5,534
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	4,210	3,263
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	6,685	6,149
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	8,620	7,756
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	12/16/21	1,330	1,193
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	8,400	7,317
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	2,125	1,772
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	6,850	5,826
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.300%	1/23/23	5,045	3,926
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.125%	7/3/23	1,000	850
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.875%	1/16/24	970	854
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	1/15/25	2,050	1,698
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.450%	4/3/26	1,500	1,176
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.875%	1/23/28	15,650	12,211
Air Lease Corp.	2.500%	3/1/21	10,025	9,123
Air Lease Corp.	3.875%	4/1/21	9,743	8,817
Air Lease Corp.	3.375%	6/1/21	2,025	1,823
Air Lease Corp.	3.500%	1/15/22	11,465	10,433
Air Lease Corp.	3.750%	2/1/22	5,625	5,182
Air Lease Corp.	2.625%	7/1/22	5,000	4,350
Air Lease Corp.	2.250%	1/15/23	1,000	845
Air Lease Corp.	2.750%	1/15/23	4,000	3,400
Air Lease Corp.	3.875%	7/3/23	4,350	3,915
Air Lease Corp.	3.000%	9/15/23	7,825	6,651
Air Lease Corp.	4.250%	2/1/24	6,350	5,461
Air Lease Corp.	4.250%	9/15/24	600	533
Air Lease Corp.	2.300%	2/1/25	4,500	3,589
Air Lease Corp.	3.250%	3/1/25	7,000	5,500
Air Lease Corp.	3.750%	6/1/26	2,000	1,680
Air Lease Corp.	3.625%	4/1/27	6,775	5,420
Air Lease Corp.	3.625%	12/1/27	5,700	4,681
Air Lease Corp.	4.625%	10/1/28	4,300	3,693

Air Lease Corp.	3.250%	10/1/29	4,265	3,199
Air Lease Corp.	3.000%	2/1/30	7,000	5,390
Aircastle Ltd.	4.400%	9/25/23	5,800	5,594
Aircastle Ltd.	4.125%	5/1/24	5,463	4,821
Aircastle Ltd.	4.250%	6/15/26	5,000	4,288
Ares Capital Corp.	3.500%	2/10/23	11,500	10,675
Ares Capital Corp.	4.200%	6/10/24	6,610	6,147
Ares Capital Corp.	4.250%	3/1/25	1,554	1,348
Ares Capital Corp.	3.250%	7/15/25	7,700	6,657
FS KKR Capital Corp.	4.750%	5/15/22	3,125	2,863
FS KKR Capital Corp.	4.625%	7/15/24	4,375	3,381
FS KKR Capital Corp.	4.125%	2/1/25	3,800	3,503
GATX Corp.	3.250%	3/30/25	2,300	2,366
GATX Corp.	3.250%	9/15/26	2,800	2,856
GATX Corp.	3.850%	3/30/27	4,000	4,143
GATX Corp.	3.500%	3/15/28	7,000	7,141
GATX Corp.	4.550%	11/7/28	2,585	2,846
GATX Corp.	4.700%	4/1/29	4,000	4,330
GATX Corp.	5.200%	3/15/44	325	376
GATX Corp.	4.500%	3/30/45	2,175	2,248
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	61,816	66,700
International Lease Finance Corp.	4.625%	4/15/21	3,260	3,086
International Lease Finance Corp.	8.625%	1/15/22	24,045	23,322
International Lease Finance Corp.	5.875%	8/15/22	8,212	7,390
Oaktree Specialty Lending Corp.	3.500%	2/25/25	2,000	1,826
Owl Rock Capital Corp.	5.250%	4/15/24	1,000	985
Owl Rock Capital Corp.	4.000%	3/30/25	1,500	1,159
Owl Rock Capital Corp.	3.750%	7/22/25	8,300	7,110
Prospect Capital Corp.	5.875%	3/15/23	550	544
TPG Specialty Lending Inc.	3.875%	11/1/24	2,800	2,861

Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/30	725	952
AEGON Funding Co. LLC	5.750%	12/15/20	4,731	4,857
3 Aegon NV	5.500%	4/11/48	4,000	3,985
Aetna Inc.	2.750%	11/15/22	10,160	10,116
Aetna Inc.	2.800%	6/15/23	14,700	14,903
Aetna Inc.	3.500%	11/15/24	6,500	6,603
Aetna Inc.	6.625%	6/15/36	5,400	6,979
Aetna Inc.	6.750%	12/15/37	5,000	6,573
Aetna Inc.	4.500%	5/15/42	4,325	4,564
Aetna Inc.	4.125%	11/15/42	4,525	4,599
Aetna Inc.	4.750%	3/15/44	2,520	2,757
Aetna Inc.	3.875%	8/15/47	4,075	4,183
Aflac Inc.	3.625%	6/15/23	8,280	8,442
Aflac Inc.	3.625%	11/15/24	4,610	4,858
Aflac Inc.	3.250%	3/17/25	5,175	5,279
Aflac Inc.	2.875%	10/15/26	7,775	7,661
Aflac Inc.	3.600%	4/1/30	2,000	2,032
Aflac Inc.	4.000%	10/15/46	1,700	1,614
Aflac Inc.	4.750%	1/15/49	4,450	4,773
Alleghany Corp.	4.950%	6/27/22	2,950	3,190
Alleghany Corp.	4.900%	9/15/44	4,575	4,658
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	5,400	5,591
Allstate Corp.	3.150%	6/15/23	9,742	9,882
Allstate Corp.	3.280%	12/15/26	4,000	4,147

Allstate Corp.	5.350%	6/1/33	1,700	2,209
Allstate Corp.	5.550%	5/9/35	495	664
Allstate Corp.	5.950%	4/1/36	525	707
Allstate Corp.	4.500%	6/15/43	5,950	7,185
Allstate Corp.	3.850%	8/10/49	2,280	2,591
3 Allstate Corp.	5.750%	8/15/53	5,450	4,830
3 Allstate Corp.	6.500%	5/15/67	2,575	2,826
American Equity Investment Life Holding Co.	5.000%	6/15/27	4,550	4,385
American Financial Group Inc.	3.500%	8/15/26	2,825	3,193
American Financial Group Inc.	4.500%	6/15/47	5,830	5,744
American Financial Group Inc.	5.250%	4/2/30	4,000	3,891
American International Group Inc.	3.300%	3/1/21	5,825	5,831
American International Group Inc.	4.875%	6/1/22	13,425	13,878
American International Group Inc.	4.125%	2/15/24	2,605	2,675
American International Group Inc.	3.750%	7/10/25	3,790	3,854
American International Group Inc.	3.900%	4/1/26	6,750	6,899
American International Group Inc.	4.200%	4/1/28	8,525	8,728
American International Group Inc.	4.250%	3/15/29	5,700	5,953
American International Group Inc.	3.875%	1/15/35	8,525	8,328
American International Group Inc.	4.700%	7/10/35	3,860	4,036
American International Group Inc.	6.250%	5/1/36	12,905	15,270
American International Group Inc.	4.500%	7/16/44	12,465	12,975
American International Group Inc.	4.800%	7/10/45	7,575	7,997
3 American International Group Inc.	5.750%	4/1/48	7,950	6,837
American International Group Inc.	4.375%	1/15/55	10,040	9,594
3 American International Group Inc.	8.175%	5/15/68	2,900	3,335
Anthem Inc.	3.700%	8/15/21	5,830	5,907
Anthem Inc.	3.125%	5/15/22	10,275	10,360
Anthem Inc.	2.950%	12/1/22	6,500	6,579
Anthem Inc.	3.300%	1/15/23	11,621	11,775
Anthem Inc.	3.500%	8/15/24	11,182	11,438
Anthem Inc.	3.350%	12/1/24	8,272	8,430
Anthem Inc.	2.375%	1/15/25	6,000	5,918
Anthem Inc.	3.650%	12/1/27	17,075	17,575
Anthem Inc.	4.101%	3/1/28	28,000	30,140
Anthem Inc.	5.950%	12/15/34	1	1
Anthem Inc.	5.850%	1/15/36	1,200	1,564
Anthem Inc.	6.375%	6/15/37	5,865	8,119
Anthem Inc.	4.625%	5/15/42	9,575	10,291
Anthem Inc.	4.650%	1/15/43	8,850	9,833
Anthem Inc.	5.100%	1/15/44	2,855	3,397
Anthem Inc.	4.650%	8/15/44	7,812	8,406
Anthem Inc.	4.375%	12/1/47	12,090	13,035
Anthem Inc.	4.550%	3/1/48	4,700	5,270
Anthem Inc.	4.850%	8/15/54	2,525	2,851
Aon Corp.	4.500%	12/15/28	8,500	9,425
Aon Corp.	6.250%	9/30/40	2,650	3,689
Aon plc	2.800%	3/15/21	8,355	8,240
Aon plc	4.000%	11/27/23	2,675	2,754
Aon plc	3.500%	6/14/24	10,100	10,561
Aon plc	3.875%	12/15/25	3,475	3,719
Aon plc	4.600%	6/14/44	5,250	6,135
Aon plc	4.750%	5/15/45	5,150	6,024
Arch Capital Finance LLC	4.011%	12/15/26	4,725	5,486
Arch Capital Finance LLC	5.031%	12/15/46	4,725	5,353
Arch Capital Group Ltd.	7.350%	5/1/34	1,100	1,550
Arch Capital Group US Inc.	5.144%	11/1/43	5,950	6,809

Aspen Insurance Holdings Ltd.	4.650%	11/15/23	11,780	11,770
Assurant Inc.	4.000%	3/15/23	6,975	7,065
Assurant Inc.	4.200%	9/27/23	1,500	1,611
Assurant Inc.	4.900%	3/27/28	1,600	1,759
Assurant Inc.	3.700%	2/22/30	1,300	1,304
Assurant Inc.	6.750%	2/15/34	763	1,016
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	4,450	4,514
Athene Holding Ltd.	4.125%	1/12/28	8,525	7,795
Athene Holding Ltd.	6.150%	4/3/30	2,725	2,720
AXA SA	8.600%	12/15/30	9,320	12,396
AXIS Specialty Finance LLC	3.900%	7/15/29	2,600	2,656
3 AXIS Specialty Finance LLC	4.900%	1/15/40	2,650	2,239
AXIS Specialty Finance plc	4.000%	12/6/27	10,000	10,901
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	4,025	4,162
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	580	796
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,725	3,213
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	15,979	18,749
Berkshire Hathaway Finance Corp.	4.250%	1/15/49	500	616
Berkshire Hathaway Inc.	2.200%	3/15/21	225	226
Berkshire Hathaway Inc.	3.750%	8/15/21	2,260	2,319
Berkshire Hathaway Inc.	3.400%	1/31/22	2,000	2,068
Berkshire Hathaway Inc.	3.000%	2/11/23	2,625	2,730
Berkshire Hathaway Inc.	2.750%	3/15/23	14,654	15,250
Berkshire Hathaway Inc.	3.125%	3/15/26	38,625	41,256
Berkshire Hathaway Inc.	4.500%	2/11/43	7,290	8,750
Brighthouse Financial Inc.	3.700%	6/22/27	10,343	8,902
Brighthouse Financial Inc.	4.700%	6/22/47	12,645	10,104
Brown & Brown Inc.	4.200%	9/15/24	3,555	3,724
Brown & Brown Inc.	4.500%	3/15/29	3,575	3,918
Chubb Corp.	6.000%	5/11/37	4,200	5,814
Chubb Corp.	6.500%	5/15/38	955	1,382
Chubb INA Holdings Inc.	2.875%	11/3/22	21,344	21,548
Chubb INA Holdings Inc.	2.700%	3/13/23	5,060	5,141
Chubb INA Holdings Inc.	3.350%	5/15/24	7,900	8,254
Chubb INA Holdings Inc.	3.150%	3/15/25	7,654	7,979
Chubb INA Holdings Inc.	3.350%	5/3/26	12,270	12,986
Chubb INA Holdings Inc.	6.700%	5/15/36	1,550	2,257
Chubb INA Holdings Inc.	4.150%	3/13/43	6,100	7,120
Chubb INA Holdings Inc.	4.350%	11/3/45	7,861	9,476
Cigna Holding Co.	4.375%	12/15/20	200	201
Cincinnati Financial Corp.	6.920%	5/15/28	6,363	8,192
CNA Financial Corp.	5.750%	8/15/21	2,665	2,743
CNA Financial Corp.	3.950%	5/15/24	7,955	8,113
CNA Financial Corp.	4.500%	3/1/26	2,650	2,699
CNA Financial Corp.	3.450%	8/15/27	5,000	4,623
CNA Financial Corp.	3.900%	5/1/29	11,450	11,369
CNO Financial Group Inc.	5.250%	5/30/29	4,500	4,365
Enstar Group Ltd.	4.500%	3/10/22	1,750	1,726
Enstar Group Ltd.	4.950%	6/1/29	6,810	6,441
Equitable Holdings Inc.	3.900%	4/20/23	2,403	2,399
Equitable Holdings Inc.	7.000%	4/1/28	1,860	2,413
Equitable Holdings Inc.	4.350%	4/20/28	21,650	20,707
Equitable Holdings Inc.	5.000%	4/20/48	13,410	12,727
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	3,225	3,950
Fairfax Financial Holdings Ltd.	4.850%	4/17/28	4,000	4,287
First American Financial Corp.	4.600%	11/15/24	4,650	5,192
Globe Life Inc.	4.550%	9/15/28	3,200	3,230

Hanover Insurance Group Inc.	4.500%	4/15/26	3,120	3,208
Hartford Financial Services Group Inc.	6.100%	10/1/41	6,380	8,110
Hartford Financial Services Group Inc.	6.625%	4/15/42	1,793	2,359
Hartford Financial Services Group Inc.	4.400%	3/15/48	820	889
Hartford Financial Services Group Inc.	3.600%	8/19/49	8,500	7,979
Humana Inc.	3.150%	12/1/22	4,825	4,781
Humana Inc.	3.850%	10/1/24	21,575	21,831
Humana Inc.	3.950%	3/15/27	9,950	10,129
Humana Inc.	4.875%	4/1/30	4,500	4,829
Humana Inc.	4.625%	12/1/42	4,680	5,058
Humana Inc.	4.950%	10/1/44	6,100	6,912
Kemper Corp.	4.350%	2/15/25	1,500	1,520
Lincoln National Corp.	4.850%	6/24/21	12	12
Lincoln National Corp.	4.200%	3/15/22	4,985	5,295
Lincoln National Corp.	4.000%	9/1/23	3,200	3,256
Lincoln National Corp.	3.350%	3/9/25	225	224
Lincoln National Corp.	3.625%	12/12/26	9,925	10,024
Lincoln National Corp.	3.800%	3/1/28	9,750	9,371
Lincoln National Corp.	3.050%	1/15/30	1,625	1,509
Lincoln National Corp.	6.300%	10/9/37	4,150	4,923
Lincoln National Corp.	7.000%	6/15/40	1,070	1,504
Lincoln National Corp.	4.350%	3/1/48	4,100	3,972
Loews Corp.	2.625%	5/15/23	9,675	9,549
Loews Corp.	6.000%	2/1/35	3,025	3,983
Loews Corp.	4.125%	5/15/43	4,065	4,267
Manulife Financial Corp.	4.150%	3/4/26	8,850	8,984
3 Manulife Financial Corp.	4.061%	2/24/32	9,120	9,136
Manulife Financial Corp.	5.375%	3/4/46	8,075	9,749
Markel Corp.	4.900%	7/1/22	4,665	4,882
Markel Corp.	3.500%	11/1/27	4,175	4,186
Markel Corp.	3.350%	9/17/29	2,555	2,512
Markel Corp.	5.000%	4/5/46	4,150	4,301
Markel Corp.	4.300%	11/1/47	2,200	2,072
Markel Corp.	5.000%	5/20/49	2,500	2,599
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	2,265	2,315
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	4,300	4,354
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	8,212	8,259
Marsh & McLennan Cos. Inc.	3.875%	3/15/24	17,595	17,895
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	5,600	5,767
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	4,225	4,244
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	5,150	5,435
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	11,545	12,700
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	4,025	4,980
Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,650	4,244
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	3,225	3,608
Marsh & McLennan Cos. Inc.	4.200%	3/1/48	1,350	1,477
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	7,924	10,114
Mercury General Corp.	4.400%	3/15/27	3,265	3,615
MetLife Inc.	3.048%	12/15/22	8,950	9,032
MetLife Inc.	4.368%	9/15/23	275	289
MetLife Inc.	3.600%	4/10/24	15,943	16,714
MetLife Inc.	3.000%	3/1/25	8,475	8,540
MetLife Inc.	3.600%	11/13/25	4,975	5,160
MetLife Inc.	4.550%	3/23/30	825	928
MetLife Inc.	6.375%	6/15/34	3,445	4,599
MetLife Inc.	5.700%	6/15/35	2,309	2,973
MetLife Inc.	5.875%	2/6/41	12,142	15,573

MetLife Inc.	4.125%	8/13/42	10,475	11,173
MetLife Inc.	4.875%	11/13/43	8,419	9,419
MetLife Inc.	4.721%	12/15/44	6,350	7,000
MetLife Inc.	4.050%	3/1/45	135	136
3 MetLife Inc.	6.400%	12/15/66	16,231	16,961
3 MetLife Inc.	10.750%	8/1/69	500	690
Munich Re America Corp.	7.450%	12/15/26	1,200	1,571
3 Nationwide Financial Services Inc.	6.750%	5/15/87	700	748
Old Republic International Corp.	4.875%	10/1/24	5,266	5,456
Old Republic International Corp.	3.875%	8/26/26	4,560	4,662
PartnerRe Finance B LLC	3.700%	7/2/29	4,600	4,789
Primerica Inc.	4.750%	7/15/22	1,900	1,956
Principal Financial Group Inc.	3.400%	5/15/25	9,000	8,902
Principal Financial Group Inc.	3.100%	11/15/26	14,485	13,977
Principal Financial Group Inc.	3.700%	5/15/29	5,000	5,162
Principal Financial Group Inc.	6.050%	10/15/36	375	464
Principal Financial Group Inc.	4.625%	9/15/42	1,000	1,069
Principal Financial Group Inc.	4.350%	5/15/43	2,710	2,766
Principal Financial Group Inc.	4.300%	11/15/46	3,154	3,487
Progressive Corp.	3.750%	8/23/21	10,555	10,683
Progressive Corp.	6.625%	3/1/29	2,150	2,866
Progressive Corp.	4.350%	4/25/44	3,219	3,824
Progressive Corp.	4.125%	4/15/47	3,329	3,931
Progressive Corp.	4.200%	3/15/48	4,196	5,064
Progressive Corp.	3.950%	3/26/50	8,500	9,809
Prudential Financial Inc.	4.500%	11/16/21	675	689
Prudential Financial Inc.	3.500%	5/15/24	1,175	1,214
Prudential Financial Inc.	3.878%	3/27/28	4,700	4,879
Prudential Financial Inc.	5.750%	7/15/33	2,630	3,259
Prudential Financial Inc.	5.700%	12/14/36	7,720	9,800
Prudential Financial Inc.	6.625%	12/1/37	3,250	4,383
Prudential Financial Inc.	3.000%	3/10/40	6,000	5,488
Prudential Financial Inc.	6.625%	6/21/40	3,020	4,094
Prudential Financial Inc.	6.200%	11/15/40	1,065	1,423
3 Prudential Financial Inc.	5.875%	9/15/42	10,936	10,389
3 Prudential Financial Inc.	5.625%	6/15/43	18,725	17,625
Prudential Financial Inc.	5.100%	8/15/43	2,775	3,355
3 Prudential Financial Inc.	5.200%	3/15/44	2,350	2,077
Prudential Financial Inc.	4.600%	5/15/44	15,600	16,324
3 Prudential Financial Inc.	5.375%	5/15/45	4,850	4,268
3 Prudential Financial Inc.	4.500%	9/15/47	1,500	1,207
Prudential Financial Inc.	3.905%	12/7/47	10,933	10,616
Prudential Financial Inc.	4.418%	3/27/48	250	258
3 Prudential Financial Inc.	5.700%	9/15/48	5,000	4,400
Prudential Financial Inc.	3.935%	12/7/49	4,454	4,257
Reinsurance Group of America Inc.	5.000%	6/1/21	5,766	5,923
Reinsurance Group of America Inc.	4.700%	9/15/23	1,500	1,603
Reinsurance Group of America Inc.	3.950%	9/15/26	1,500	1,564
Reinsurance Group of America Inc.	3.900%	5/15/29	3,350	3,479
RenaissanceRe Finance Inc.	3.700%	4/1/25	2,500	2,681
RenaissanceRe Finance Inc.	3.450%	7/1/27	3,525	3,725
RenaissanceRe Holdings Ltd.	3.600%	4/15/29	1,020	1,109
Selective Insurance Group Inc.	5.375%	3/1/49	2,600	3,363
Sompo International Holdings Ltd.	4.700%	10/15/22	9,375	9,521
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	2,175	2,798
Transatlantic Holdings Inc.	8.000%	11/30/39	4,125	5,646
Travelers Cos. Inc.	6.750%	6/20/36	1,125	1,620

Travelers Cos. Inc.	6.250%	6/15/37	7,090	9,882
Travelers Cos. Inc.	5.350%	11/1/40	4,920	6,465
Travelers Cos. Inc.	4.600%	8/1/43	2,920	3,623
Travelers Cos. Inc.	4.300%	8/25/45	1,250	1,499
Travelers Cos. Inc.	3.750%	5/15/46	4,925	5,487
Travelers Cos. Inc.	4.000%	5/30/47	12,600	14,663
Travelers Cos. Inc.	4.100%	3/4/49	1,680	1,995
Travelers Property Casualty Corp.	6.375%	3/15/33	535	756
Trinity Acquisition plc	4.400%	3/15/26	1,328	1,383
UnitedHealth Group Inc.	2.125%	3/15/21	2,575	2,594
UnitedHealth Group Inc.	3.150%	6/15/21	2,000	2,028
UnitedHealth Group Inc.	3.375%	11/15/21	270	276
UnitedHealth Group Inc.	2.875%	12/15/21	4,400	4,485
UnitedHealth Group Inc.	2.875%	3/15/22	3,300	3,356
UnitedHealth Group Inc.	3.350%	7/15/22	10,475	10,814
UnitedHealth Group Inc.	2.375%	10/15/22	4,000	4,048
UnitedHealth Group Inc.	2.750%	2/15/23	3,990	4,087
UnitedHealth Group Inc.	2.875%	3/15/23	8,005	8,219
UnitedHealth Group Inc.	3.500%	6/15/23	4,000	4,183
UnitedHealth Group Inc.	2.375%	8/15/24	4,475	4,593
UnitedHealth Group Inc.	3.750%	7/15/25	40,688	43,873
UnitedHealth Group Inc.	3.100%	3/15/26	7,275	7,624
UnitedHealth Group Inc.	3.450%	1/15/27	13,000	13,837
UnitedHealth Group Inc.	3.850%	6/15/28	5,000	5,544
UnitedHealth Group Inc.	3.875%	12/15/28	3,325	3,693
UnitedHealth Group Inc.	2.875%	8/15/29	5,000	5,178
UnitedHealth Group Inc.	5.800%	3/15/36	4,000	5,196
UnitedHealth Group Inc.	6.500%	6/15/37	1,085	1,502
UnitedHealth Group Inc.	6.625%	11/15/37	5,100	7,176
UnitedHealth Group Inc.	6.875%	2/15/38	13,845	19,998
UnitedHealth Group Inc.	3.500%	8/15/39	16,205	17,523
UnitedHealth Group Inc.	5.950%	2/15/41	2,700	3,695
UnitedHealth Group Inc.	4.375%	3/15/42	1,775	2,062
UnitedHealth Group Inc.	3.950%	10/15/42	4,900	5,495
UnitedHealth Group Inc.	4.250%	3/15/43	9,907	11,354
UnitedHealth Group Inc.	4.750%	7/15/45	17,738	21,979
UnitedHealth Group Inc.	4.200%	1/15/47	21,950	25,227
UnitedHealth Group Inc.	4.250%	4/15/47	11,175	12,891
UnitedHealth Group Inc.	4.250%	6/15/48	13,053	15,516
UnitedHealth Group Inc.	4.450%	12/15/48	9,075	11,348
Unum Group	4.000%	3/15/24	3,300	3,274
Unum Group	5.750%	8/15/42	6,143	6,025
Unum Group	4.500%	12/15/49	4,600	3,566
Voya Financial Inc.	3.125%	7/15/24	9,414	9,299
Voya Financial Inc.	3.650%	6/15/26	3,050	3,064
Voya Financial Inc.	5.700%	7/15/43	4,350	5,101
Voya Financial Inc.	4.800%	6/15/46	1,935	2,070
3 Voya Financial Inc.	4.700%	1/23/48	7,000	5,740
3 Voya Financial Inc.	5.650%	5/15/53	500	454
Willis North America Inc.	3.600%	5/15/24	5,910	6,013
Willis North America Inc.	4.500%	9/15/28	5,800	6,398
Willis North America Inc.	2.950%	9/15/29	1,500	1,484
Willis North America Inc.	5.050%	9/15/48	2,750	3,314
Willis North America Inc.	3.875%	9/15/49	8,375	8,715
Willis Towers Watson plc	5.750%	3/15/21	1,385	1,388
WR Berkley Corp.	4.625%	3/15/22	6,400	6,800
WR Berkley Corp.	6.250%	2/15/37	150	203

WR Berkley Corp.	4.750%	8/1/44	3,280	3,318
XLIT Ltd.	4.450%	3/31/25	2,650	2,678
XLIT Ltd.	5.250%	12/15/43	4,850	5,704
XLIT Ltd.	5.500%	3/31/45	4,350	5,219

Other Finance (0.0%)
Jones Lang LaSalle Inc.	4.400%	11/15/22	1,150	1,139
ORIX Corp.	2.900%	7/18/22	2,950	2,982
ORIX Corp.	3.250%	12/4/24	2,000	1,985
ORIX Corp.	3.700%	7/18/27	8,150	8,433

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	665	657
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	9,225	9,639
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	5,275	5,207
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,550	2,619
Alexandria Real Estate Equities Inc.	3.800%	4/15/26	3,000	3,011
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,030	4,100
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	2,375	2,419
Alexandria Real Estate Equities Inc.	2.750%	12/15/29	1,046	956
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	6,725	7,138
Alexandria Real Estate Equities Inc.	3.375%	8/15/31	8,500	7,783
Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,525	2,608
Alexandria Real Estate Equities Inc.	4.000%	2/1/50	4,500	4,216
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	3,575	3,680
American Campus Communities Operating
Partnership LP	3.300%	7/15/26	1,000	1,024
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	3,075	3,071
American Campus Communities Operating
Partnership LP	2.850%	2/1/30	8,030	7,514
American Homes 4 Rent LP	4.250%	2/15/28	1,220	1,170
American Homes 4 Rent LP	4.900%	2/15/29	3,625	3,536
AvalonBay Communities Inc.	2.950%	9/15/22	75	75
AvalonBay Communities Inc.	2.850%	3/15/23	4,890	4,933
AvalonBay Communities Inc.	4.200%	12/15/23	1,680	1,737
AvalonBay Communities Inc.	3.500%	11/15/24	2,447	2,468
AvalonBay Communities Inc.	3.450%	6/1/25	4,295	4,343
AvalonBay Communities Inc.	2.950%	5/11/26	4,000	3,929
AvalonBay Communities Inc.	2.900%	10/15/26	4,750	4,766
AvalonBay Communities Inc.	3.350%	5/15/27	5,000	4,980
AvalonBay Communities Inc.	3.200%	1/15/28	4,175	4,132
AvalonBay Communities Inc.	2.300%	3/1/30	5,100	4,863
AvalonBay Communities Inc.	3.900%	10/15/46	900	892
AvalonBay Communities Inc.	4.150%	7/1/47	1,000	1,067
Boston Properties LP	4.125%	5/15/21	4,130	4,159
Boston Properties LP	3.850%	2/1/23	8,325	8,488
Boston Properties LP	3.125%	9/1/23	1,771	1,769
Boston Properties LP	3.800%	2/1/24	1,580	1,659
Boston Properties LP	3.200%	1/15/25	8,121	8,009
Boston Properties LP	3.650%	2/1/26	6,800	7,022
Boston Properties LP	2.750%	10/1/26	2,300	2,201
Boston Properties LP	4.500%	12/1/28	4,700	5,038
Boston Properties LP	3.400%	6/21/29	4,500	4,327
Brandywine Operating Partnership LP	3.950%	2/15/23	5,475	5,634
Brandywine Operating Partnership LP	3.950%	11/15/27	16,505	16,610

Brixmor Operating Partnership LP	3.875%	8/15/22	3,950	3,751
Brixmor Operating Partnership LP	3.250%	9/15/23	1,475	1,403
Brixmor Operating Partnership LP	3.650%	6/15/24	2,000	1,833
Brixmor Operating Partnership LP	3.850%	2/1/25	12,425	12,170
Brixmor Operating Partnership LP	4.125%	6/15/26	2,850	2,953
Brixmor Operating Partnership LP	3.900%	3/15/27	7,225	7,189
Camden Property Trust	2.950%	12/15/22	5,575	5,570
Camden Property Trust	4.100%	10/15/28	2,475	2,582
Camden Property Trust	3.150%	7/1/29	5,165	5,083
Camden Property Trust	3.350%	11/1/49	1,550	1,311
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	4,000	4,271
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	5,675	5,662
Corporate Office Properties LP	3.700%	6/15/21	6,375	6,461
Corporate Office Properties LP	3.600%	5/15/23	1,600	1,566
Corporate Office Properties LP	5.250%	2/15/24	6,725	6,961
CubeSmart LP	4.375%	12/15/23	6,650	7,140
CubeSmart LP	4.000%	11/15/25	1,375	1,445
CubeSmart LP	3.125%	9/1/26	2,425	2,385
CubeSmart LP	4.375%	2/15/29	1,925	1,997
CubeSmart LP	3.000%	2/15/30	3,100	2,889
CyrusOne LP / CyrusOne Finance Corp.	2.900%	11/15/24	5,370	5,262
Digital Realty Trust LP	3.950%	7/1/22	7,575	7,815
Digital Realty Trust LP	3.625%	10/1/22	3,675	3,780
Digital Realty Trust LP	2.750%	2/1/23	2,400	2,424
Digital Realty Trust LP	4.750%	10/1/25	4,650	5,012
Digital Realty Trust LP	3.700%	8/15/27	5,350	5,167
Digital Realty Trust LP	4.450%	7/15/28	6,553	6,756
Digital Realty Trust LP	3.600%	7/1/29	8,375	8,174
Duke Realty LP	3.875%	10/15/22	6,175	6,329
Duke Realty LP	3.625%	4/15/23	1,740	1,756
Duke Realty LP	3.750%	12/1/24	2,179	2,255
Duke Realty LP	3.250%	6/30/26	4,050	4,034
Duke Realty LP	4.000%	9/15/28	2,025	2,106
Duke Realty LP	2.875%	11/15/29	1,000	956
Duke Realty LP	3.050%	3/1/50	4,675	3,701
EPR Properties	5.250%	7/15/23	3,375	3,222
EPR Properties	4.500%	4/1/25	7,023	6,286
EPR Properties	4.750%	12/15/26	1,100	1,031
EPR Properties	4.500%	6/1/27	245	221
EPR Properties	4.950%	4/15/28	4,150	3,802
EPR Properties	3.750%	8/15/29	5,830	4,765
ERP Operating LP	4.625%	12/15/21	1,459	1,488
ERP Operating LP	3.000%	4/15/23	1,675	1,688
ERP Operating LP	3.375%	6/1/25	300	306
ERP Operating LP	2.850%	11/1/26	9,175	9,154
ERP Operating LP	3.500%	3/1/28	7,000	7,109
ERP Operating LP	4.150%	12/1/28	3,600	3,800
ERP Operating LP	3.000%	7/1/29	6,195	6,067
ERP Operating LP	4.500%	7/1/44	4,200	4,474
ERP Operating LP	4.500%	6/1/45	3,750	4,107
ERP Operating LP	4.000%	8/1/47	2,775	2,829
Essex Portfolio LP	5.200%	3/15/21	1,750	1,797
Essex Portfolio LP	3.375%	1/15/23	1,000	1,001
Essex Portfolio LP	3.250%	5/1/23	1,425	1,411
Essex Portfolio LP	3.875%	5/1/24	1,575	1,630

Essex Portfolio LP	3.500%	4/1/25	8,950	9,606
Essex Portfolio LP	3.375%	4/15/26	3,485	3,548
Essex Portfolio LP	4.000%	3/1/29	5,795	5,937
Essex Portfolio LP	3.000%	1/15/30	4,630	4,806
Essex Portfolio LP	2.650%	3/15/32	4,510	3,982
Essex Portfolio LP	4.500%	3/15/48	6,335	6,413
Federal Realty Investment Trust	2.750%	6/1/23	2,650	2,708
Federal Realty Investment Trust	3.250%	7/15/27	4,725	4,702
Federal Realty Investment Trust	3.200%	6/15/29	3,350	3,313
Federal Realty Investment Trust	4.500%	12/1/44	7,075	7,707
Healthcare Realty Trust Inc.	3.625%	1/15/28	2,810	2,701
Healthcare Trust of America Holdings LP	3.700%	4/15/23	2,600	2,490
Healthcare Trust of America Holdings LP	3.500%	8/1/26	3,300	3,143
Healthcare Trust of America Holdings LP	3.750%	7/1/27	4,475	4,247
Healthcare Trust of America Holdings LP	3.100%	2/15/30	3,405	3,045
Healthpeak Properties Inc.	3.150%	8/1/22	3,375	3,260
Healthpeak Properties Inc.	4.250%	11/15/23	4,958	5,030
Healthpeak Properties Inc.	4.200%	3/1/24	10,067	10,202
Healthpeak Properties Inc.	3.875%	8/15/24	4,350	4,312
Healthpeak Properties Inc.	3.400%	2/1/25	4,850	4,541
Healthpeak Properties Inc.	4.000%	6/1/25	775	756
Healthpeak Properties Inc.	3.250%	7/15/26	2,000	1,996
Healthpeak Properties Inc.	3.500%	7/15/29	6,270	6,127
Healthpeak Properties Inc.	6.750%	2/1/41	1,496	1,892
Highwoods Realty LP	3.200%	6/15/21	9,209	9,319
Highwoods Realty LP	3.875%	3/1/27	3,850	3,869
Highwoods Realty LP	4.125%	3/15/28	3,000	3,027
Host Hotels & Resorts LP	3.750%	10/15/23	6,034	5,250
Host Hotels & Resorts LP	3.375%	12/15/29	2,770	2,202
Hudson Pacific Properties LP	3.950%	11/1/27	2,500	2,510
Hudson Pacific Properties LP	4.650%	4/1/29	1,500	1,566
Hudson Pacific Properties LP	3.250%	1/15/30	2,585	2,412
Kilroy Realty LP	3.800%	1/15/23	10,550	10,670
Kilroy Realty LP	3.450%	12/15/24	2,000	2,137
Kilroy Realty LP	4.375%	10/1/25	800	876
Kilroy Realty LP	4.750%	12/15/28	2,150	2,267
Kilroy Realty LP	4.250%	8/15/29	2,975	2,981
Kilroy Realty LP	3.050%	2/15/30	12,025	11,019
Kimco Realty Corp.	3.200%	5/1/21	125	124
Kimco Realty Corp.	3.400%	11/1/22	7,275	7,303
Kimco Realty Corp.	3.125%	6/1/23	875	870
Kimco Realty Corp.	3.300%	2/1/25	3,125	3,042
Kimco Realty Corp.	2.800%	10/1/26	1,893	1,873
Kimco Realty Corp.	4.250%	4/1/45	325	284
Kimco Realty Corp.	4.125%	12/1/46	400	355
Kimco Realty Corp.	4.450%	9/1/47	3,050	2,762
Kite Realty Group LP	4.000%	10/1/26	7,900	7,381
Life Storage LP	3.500%	7/1/26	9,625	9,271
Life Storage LP	3.875%	12/15/27	1,000	970
Life Storage LP	4.000%	6/15/29	1,950	1,986
Mid-America Apartments LP	4.300%	10/15/23	2,400	2,472
Mid-America Apartments LP	3.750%	6/15/24	2,725	2,783
Mid-America Apartments LP	4.000%	11/15/25	75	79
Mid-America Apartments LP	3.600%	6/1/27	7,770	7,808
Mid-America Apartments LP	3.950%	3/15/29	4,535	4,625
Mid-America Apartments LP	2.750%	3/15/30	5,245	4,844
National Retail Properties Inc.	3.300%	4/15/23	900	906

National Retail Properties Inc.	3.900%	6/15/24	2,750	2,850
National Retail Properties Inc.	4.000%	11/15/25	2,875	3,068
National Retail Properties Inc.	3.600%	12/15/26	2,475	2,529
National Retail Properties Inc.	3.500%	10/15/27	5,050	5,017
National Retail Properties Inc.	4.300%	10/15/28	2,500	2,591
National Retail Properties Inc.	2.500%	4/15/30	8,375	7,475
National Retail Properties Inc.	4.800%	10/15/48	2,275	2,388
National Retail Properties Inc.	3.100%	4/15/50	8,375	6,348
Office Properties Income Trust	4.000%	7/15/22	2,725	2,567
Omega Healthcare Investors Inc.	4.375%	8/1/23	18,025	17,822
Omega Healthcare Investors Inc.	4.950%	4/1/24	3,325	3,273
Omega Healthcare Investors Inc.	4.500%	1/15/25	6,765	6,515
Omega Healthcare Investors Inc.	5.250%	1/15/26	5,250	5,203
Omega Healthcare Investors Inc.	4.500%	4/1/27	7,375	7,062
Omega Healthcare Investors Inc.	4.750%	1/15/28	1,984	1,907
Omega Healthcare Investors Inc.	3.625%	10/1/29	12,269	10,702
Physicians Realty LP	4.300%	3/15/27	6,400	6,215
Physicians Realty LP	3.950%	1/15/28	3,000	2,771
Piedmont Operating Partnership LP	3.400%	6/1/23	6,150	6,189
Piedmont Operating Partnership LP	4.450%	3/15/24	1,750	1,861
Prologis LP	3.750%	11/1/25	1,450	1,556
Prologis LP	2.125%	4/15/27	3,395	3,341
Prologis LP	3.875%	9/15/28	2,500	2,622
Prologis LP	4.375%	2/1/29	4,000	4,333
Prologis LP	4.375%	9/15/48	3,500	3,609
Public Storage	2.370%	9/15/22	5,510	5,458
Public Storage	3.094%	9/15/27	2,600	2,490
Public Storage	3.385%	5/1/29	2,000	2,000
Realty Income Corp.	3.250%	10/15/22	9,900	9,892
Realty Income Corp.	4.650%	8/1/23	1,825	1,869
Realty Income Corp.	3.875%	7/15/24	1,950	1,952
Realty Income Corp.	3.875%	4/15/25	6,840	6,951
Realty Income Corp.	4.125%	10/15/26	10,420	10,291
Realty Income Corp.	3.650%	1/15/28	7,725	7,626
Realty Income Corp.	3.250%	6/15/29	6,053	5,715
Realty Income Corp.	4.650%	3/15/47	9,855	9,682
Regency Centers Corp.	3.750%	11/15/22	2,000	2,092
Regency Centers LP	3.600%	2/1/27	2,010	2,048
Regency Centers LP	4.125%	3/15/28	1,375	1,451
Regency Centers LP	2.950%	9/15/29	1,500	1,547
Regency Centers LP	4.400%	2/1/47	5,650	5,683
Regency Centers LP	4.650%	3/15/49	4,225	4,464
Sabra Health Care LP	5.125%	8/15/26	2,500	2,374
Sabra Health Care LP	3.900%	10/15/29	8,975	8,147
Sabra Health Care LP / Sabra Capital Corp.	4.800%	6/1/24	1,840	1,954
Select Income REIT	4.150%	2/1/22	1,975	1,887
Select Income REIT	4.250%	5/15/24	1,325	1,246
Select Income REIT	4.500%	2/1/25	5,916	5,822
Service Properties Trust	4.500%	6/15/23	1,891	1,418
Service Properties Trust	4.650%	3/15/24	3,525	2,306
Service Properties Trust	4.350%	10/1/24	5,320	3,899
Service Properties Trust	4.500%	3/15/25	1,550	1,155
Service Properties Trust	5.250%	2/15/26	2,035	1,445
Service Properties Trust	4.750%	10/1/26	2,695	2,248
Service Properties Trust	4.950%	2/15/27	4,000	3,396
Service Properties Trust	3.950%	1/15/28	3,925	3,020
Service Properties Trust	4.950%	10/1/29	8,800	7,230

Service Properties Trust	4.375%	2/15/30	6,700	4,597
Simon Property Group LP	2.500%	7/15/21	2,000	1,963
Simon Property Group LP	2.350%	1/30/22	3,525	3,514
Simon Property Group LP	2.625%	6/15/22	10,300	10,140
Simon Property Group LP	2.750%	2/1/23	3,625	3,544
Simon Property Group LP	2.750%	6/1/23	6,000	5,912
Simon Property Group LP	3.750%	2/1/24	5,000	5,029
Simon Property Group LP	2.000%	9/13/24	2,170	2,081
Simon Property Group LP	3.375%	10/1/24	4,212	4,250
Simon Property Group LP	3.500%	9/1/25	2,800	2,817
Simon Property Group LP	3.300%	1/15/26	6,380	6,370
Simon Property Group LP	3.250%	11/30/26	2,800	2,706
Simon Property Group LP	3.375%	6/15/27	8,780	8,529
Simon Property Group LP	3.375%	12/1/27	4,700	4,543
Simon Property Group LP	2.450%	9/13/29	10,685	9,655
Simon Property Group LP	6.750%	2/1/40	4,550	5,716
Simon Property Group LP	4.750%	3/15/42	5,448	5,484
Simon Property Group LP	4.250%	10/1/44	200	185
Simon Property Group LP	4.250%	11/30/46	4,700	4,423
Simon Property Group LP	3.250%	9/13/49	7,135	5,738
SITE Centers Corp.	3.900%	8/15/24	8,125	8,418
SITE Centers Corp.	3.625%	2/1/25	6,000	6,120
SITE Centers Corp.	4.250%	2/1/26	1,700	1,731
SITE Centers Corp.	4.700%	6/1/27	14,350	15,262
SL Green Operating Partnership LP	3.250%	10/15/22	3,300	3,301
Spirit Realty LP	3.200%	1/15/27	2,000	1,766
Spirit Realty LP	4.000%	7/15/29	2,650	2,488
STORE Capital Corp.	4.500%	3/15/28	3,195	3,099
STORE Capital Corp.	4.625%	3/15/29	5,000	5,238
Tanger Properties LP	3.750%	12/1/24	1,000	1,013
Tanger Properties LP	3.125%	9/1/26	4,710	4,584
Tanger Properties LP	3.875%	7/15/27	2,600	2,512
UDR Inc.	3.750%	7/1/24	200	222
UDR Inc.	2.950%	9/1/26	4,400	4,102
UDR Inc.	3.500%	7/1/27	5,250	5,228
UDR Inc.	3.500%	1/15/28	5,075	4,989
UDR Inc.	3.000%	8/15/31	3,500	3,375
UDR Inc.	3.100%	11/1/34	3,335	3,021
Ventas Realty LP	3.100%	1/15/23	4,120	4,044
Ventas Realty LP	3.125%	6/15/23	7,060	6,912
Ventas Realty LP	3.500%	4/15/24	3,075	2,971
Ventas Realty LP	3.750%	5/1/24	2,325	2,311
Ventas Realty LP	2.650%	1/15/25	3,610	3,614
Ventas Realty LP	4.125%	1/15/26	1,825	1,799
Ventas Realty LP	3.250%	10/15/26	9,075	8,486
Ventas Realty LP	3.850%	4/1/27	2,075	2,050
Ventas Realty LP	4.000%	3/1/28	12,985	12,949
Ventas Realty LP	4.400%	1/15/29	1,865	1,905
Ventas Realty LP	3.000%	1/15/30	3,865	3,439
Ventas Realty LP	4.750%	11/15/30	765	764
Ventas Realty LP	5.700%	9/30/43	1,000	1,054
Ventas Realty LP	4.375%	2/1/45	5,740	5,045
Ventas Realty LP	4.875%	4/15/49	1,200	1,153
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	6,827	6,797
VEREIT Operating Partnership LP	4.600%	2/6/24	2,550	2,502
VEREIT Operating Partnership LP	4.625%	11/1/25	5,175	5,065
VEREIT Operating Partnership LP	4.875%	6/1/26	2,925	2,848

VEREIT Operating Partnership LP	3.950%	8/15/27	5,350	5,083
VEREIT Operating Partnership LP	3.100%	12/15/29	5,365	4,594
Vornado Realty LP	3.500%	1/15/25	3,524	3,370
Washington REIT	3.950%	10/15/22	1,050	1,060
6 WEA Finance LLC / Westfield UK & Europe
Finance plc	3.750%	9/17/24	500	487
Weingarten Realty Investors	3.375%	10/15/22	8,375	8,629
Weingarten Realty Investors	3.500%	4/15/23	2,200	2,275
Weingarten Realty Investors	4.450%	1/15/24	600	637
Weingarten Realty Investors	3.850%	6/1/25	900	944
Welltower Inc.	3.750%	3/15/23	16,519	16,163
Welltower Inc.	3.950%	9/1/23	3,475	3,511
Welltower Inc.	4.500%	1/15/24	5,500	5,543
Welltower Inc.	3.625%	3/15/24	10,690	10,715
Welltower Inc.	4.000%	6/1/25	18,665	18,884
Welltower Inc.	4.250%	4/1/26	9,775	10,111
Welltower Inc.	4.250%	4/15/28	1,525	1,504
Welltower Inc.	4.125%	3/15/29	3,145	3,208
Welltower Inc.	6.500%	3/15/41	1,250	1,555
Welltower Inc.	5.125%	3/15/43	950	995
Welltower Inc.	4.950%	9/1/48	4,500	4,637
WP Carey Inc.	4.600%	4/1/24	7,705	7,638
WP Carey Inc.	4.000%	2/1/25	1,250	1,261
WP Carey Inc.	4.250%	10/1/26	2,350	2,456
WP Carey Inc.	3.850%	7/15/29	2,200	2,121
				14,025,301
Industrial (15.0%)
Basic Industry (0.7%)
Air Products & Chemicals Inc.	3.000%	11/3/21	9,710	9,828
Air Products & Chemicals Inc.	3.350%	7/31/24	11,545	11,922
Airgas Inc.	3.650%	7/15/24	9,075	9,594
Albemarle Corp.	4.150%	12/1/24	6,265	6,450
Albemarle Corp.	5.450%	12/1/44	3,240	3,426
6 Albemarle Wodgina Pty Ltd.	3.450%	11/15/29	1,910	1,816
ArcelorMittal	3.600%	7/16/24	5,000	4,487
ArcelorMittal	6.125%	6/1/25	5,200	5,089
ArcelorMittal	4.550%	3/11/26	16,500	14,871
ArcelorMittal	4.250%	7/16/29	6,525	5,505
ArcelorMittal	7.000%	10/15/39	6,600	6,550
ArcelorMittal	6.750%	3/1/41	1,500	1,470
Barrick Gold Corp.	6.450%	10/15/35	1,050	1,146
Barrick Gold Corp.	5.250%	4/1/42	7,060	8,283
Barrick North America Finance LLC	5.700%	5/30/41	9,970	11,572
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	7,459	8,960
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	12,690	12,291
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	7,475	7,898
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	100	106
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	8,290	9,435
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	18,890	24,424
6 Braskem America Finance Co.	7.125%	7/22/41	200	176
Braskem Finance Ltd.	6.450%	2/3/24	4,300	4,106
Cabot Corp.	3.700%	7/15/22	400	411
Cabot Corp.	4.000%	7/1/29	2,800	2,954
Celanese US Holdings LLC	5.875%	6/15/21	3,950	4,091
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	5,866	5,003
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	8,500	6,768
Dow Chemical Co.	3.500%	10/1/24	6,585	6,662

Dow Chemical Co.	4.550%	11/30/25	4,500	4,731
Dow Chemical Co.	4.800%	11/30/28	4,000	4,263
Dow Chemical Co.	7.375%	11/1/29	5,350	6,778
Dow Chemical Co.	4.250%	10/1/34	6,455	6,073
Dow Chemical Co.	9.400%	5/15/39	9,860	14,858
Dow Chemical Co.	5.250%	11/15/41	3,860	4,012
Dow Chemical Co.	4.375%	11/15/42	16,430	16,400
Dow Chemical Co.	5.550%	11/30/48	5,375	6,029
DuPont de Nemours Inc.	4.205%	11/15/23	19,000	19,977
DuPont de Nemours Inc.	4.493%	11/15/25	12,000	13,038
DuPont de Nemours Inc.	4.725%	11/15/28	20,925	22,848
DuPont de Nemours Inc.	5.319%	11/15/38	12,525	13,891
DuPont de Nemours Inc.	5.419%	11/15/48	13,140	15,022
Eastman Chemical Co.	3.600%	8/15/22	7,095	7,187
Eastman Chemical Co.	3.800%	3/15/25	11,142	11,274
Eastman Chemical Co.	4.800%	9/1/42	4,650	4,850
Eastman Chemical Co.	4.650%	10/15/44	5,725	6,175
Ecolab Inc.	4.350%	12/8/21	4,569	4,699
Ecolab Inc.	2.375%	8/10/22	7,115	7,112
Ecolab Inc.	3.250%	1/14/23	2,325	2,334
Ecolab Inc.	2.700%	11/1/26	3,100	3,157
Ecolab Inc.	3.250%	12/1/27	4,100	3,958
Ecolab Inc.	4.800%	3/24/30	1,000	1,138
Ecolab Inc.	5.500%	12/8/41	2,156	2,528
Ecolab Inc.	3.950%	12/1/47	9,746	10,155
Fibria Overseas Finance Ltd.	5.250%	5/12/24	7,725	7,426
Fibria Overseas Finance Ltd.	4.000%	1/14/25	5,900	5,453
Fibria Overseas Finance Ltd.	5.500%	1/17/27	4,325	4,152
FMC Corp.	3.950%	2/1/22	3,000	3,078
FMC Corp.	4.100%	2/1/24	6,500	6,879
FMC Corp.	3.450%	10/1/29	11,277	11,386
FMC Corp.	4.500%	10/1/49	3,000	2,993
Georgia-Pacific LLC	8.000%	1/15/24	8,030	9,697
Georgia-Pacific LLC	7.375%	12/1/25	2,500	3,161
Georgia-Pacific LLC	7.250%	6/1/28	1,000	1,283
Georgia-Pacific LLC	7.750%	11/15/29	1,750	2,418
Georgia-Pacific LLC	8.875%	5/15/31	4,460	6,760
Huntsman International LLC	4.500%	5/1/29	4,404	3,766
International Flavors & Fragrances Inc.	3.200%	5/1/23	1,475	1,506
International Flavors & Fragrances Inc.	4.450%	9/26/28	2,000	2,251
International Flavors & Fragrances Inc.	4.375%	6/1/47	4,300	3,991
International Flavors & Fragrances Inc.	5.000%	9/26/48	5,000	5,103
International Paper Co.	7.500%	8/15/21	4,779	5,075
International Paper Co.	3.650%	6/15/24	7,000	7,200
International Paper Co.	3.800%	1/15/26	1,010	1,077
International Paper Co.	5.000%	9/15/35	3,135	3,652
International Paper Co.	7.300%	11/15/39	3,787	5,020
International Paper Co.	6.000%	11/15/41	2,600	3,127
International Paper Co.	4.800%	6/15/44	11,425	11,746
International Paper Co.	5.150%	5/15/46	5,293	5,675
International Paper Co.	4.400%	8/15/47	10,681	10,685
International Paper Co.	4.350%	8/15/48	6,075	6,245
Kinross Gold Corp.	5.125%	9/1/21	900	911
Kinross Gold Corp.	5.950%	3/15/24	3,091	2,998
Kinross Gold Corp.	4.500%	7/15/27	467	432
Lubrizol Corp.	6.500%	10/1/34	420	544
LYB International Finance BV	4.000%	7/15/23	7,856	7,695

LYB International Finance BV	5.250%	7/15/43	7,856	8,165
LYB International Finance BV	4.875%	3/15/44	6,910	7,454
LYB International Finance II BV	3.500%	3/2/27	11,000	10,767
LYB International Finance III LLC	4.200%	10/15/49	1,460	1,428
LyondellBasell Industries NV	6.000%	11/15/21	12,650	12,899
LyondellBasell Industries NV	5.750%	4/15/24	6,658	7,271
LyondellBasell Industries NV	4.625%	2/26/55	5,050	4,784
Mosaic Co.	3.750%	11/15/21	3,875	3,803
Mosaic Co.	3.250%	11/15/22	10,450	10,003
Mosaic Co.	4.250%	11/15/23	12,507	11,812
Mosaic Co.	4.050%	11/15/27	3,260	2,822
Mosaic Co.	5.450%	11/15/33	1,805	1,696
Mosaic Co.	4.875%	11/15/41	4,195	3,401
Mosaic Co.	5.625%	11/15/43	4,100	3,699
Newmont Corp.	3.625%	6/9/21	2,145	2,120
Newmont Corp.	3.700%	3/15/23	2,835	2,847
Newmont Corp.	2.800%	10/1/29	13,450	12,743
Newmont Corp.	2.250%	10/1/30	3,000	2,778
Newmont Corp.	5.875%	4/1/35	780	960
Newmont Corp.	6.250%	10/1/39	6,626	8,481
Newmont Corp.	4.875%	3/15/42	8,225	9,667
Nucor Corp.	4.125%	9/15/22	3,426	3,524
Nucor Corp.	4.000%	8/1/23	6,027	6,368
Nucor Corp.	6.400%	12/1/37	7,875	10,395
Nucor Corp.	5.200%	8/1/43	6,225	7,380
Nucor Corp.	4.400%	5/1/48	2,780	3,074
Nutrien Ltd.	3.150%	10/1/22	4,135	4,238
Nutrien Ltd.	3.500%	6/1/23	6,664	7,274
Nutrien Ltd.	3.625%	3/15/24	500	498
Nutrien Ltd.	3.375%	3/15/25	5,450	5,543
Nutrien Ltd.	3.000%	4/1/25	4,000	3,919
Nutrien Ltd.	4.000%	12/15/26	2,700	3,257
Nutrien Ltd.	4.125%	3/15/35	5,525	6,662
Nutrien Ltd.	7.125%	5/23/36	200	253
Nutrien Ltd.	5.625%	12/1/40	4,875	5,440
Nutrien Ltd.	6.125%	1/15/41	1,375	1,651
Nutrien Ltd.	4.900%	6/1/43	6,410	6,930
Nutrien Ltd.	5.250%	1/15/45	4,320	4,736
Nutrien Ltd.	5.000%	4/1/49	3,997	4,601
Packaging Corp. of America	4.500%	11/1/23	8,345	9,087
Packaging Corp. of America	3.650%	9/15/24	4,570	4,798
Packaging Corp. of America	3.400%	12/15/27	700	704
Packaging Corp. of America	3.000%	12/15/29	8,403	8,473
Packaging Corp. of America	4.050%	12/15/49	1,600	1,589
PPG Industries Inc.	2.400%	8/15/24	10,920	10,774
Praxair Inc.	4.050%	3/15/21	120	121
Praxair Inc.	3.000%	9/1/21	8,125	8,271
Praxair Inc.	2.450%	2/15/22	15,971	16,028
Praxair Inc.	2.200%	8/15/22	10,243	10,087
Praxair Inc.	2.650%	2/5/25	3,500	3,556
Praxair Inc.	3.200%	1/30/26	3,000	3,162
Praxair Inc.	3.550%	11/7/42	2,500	2,368
Rayonier Inc.	3.750%	4/1/22	1,950	1,996
Reliance Steel & Aluminum Co.	4.500%	4/15/23	4,225	4,164
Rio Tinto Alcan Inc.	6.125%	12/15/33	3,229	4,241
Rio Tinto Alcan Inc.	5.750%	6/1/35	3,935	4,977
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	30,475	31,878

Rio Tinto Finance USA Ltd.	7.125%	7/15/28	375	492
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	5,485	6,961
Rio Tinto Finance USA plc	4.750%	3/22/42	3,975	4,919
Rio Tinto Finance USA plc	4.125%	8/21/42	2,237	2,655
Rohm & Haas Co.	7.850%	7/15/29	5,275	6,602
RPM International Inc.	3.450%	11/15/22	3,275	3,331
RPM International Inc.	3.750%	3/15/27	3,875	3,916
RPM International Inc.	4.550%	3/1/29	2,500	2,655
RPM International Inc.	5.250%	6/1/45	3,592	3,696
RPM International Inc.	4.250%	1/15/48	10,120	9,367
Sasol Financing International Ltd.	4.500%	11/14/22	5,260	2,564
Sasol Financing USA LLC	5.875%	3/27/24	8,765	3,681
Sherwin-Williams Co.	4.200%	1/15/22	500	511
Sherwin-Williams Co.	2.750%	6/1/22	796	793
Sherwin-Williams Co.	3.125%	6/1/24	2,375	2,368
Sherwin-Williams Co.	3.450%	8/1/25	5,425	5,640
Sherwin-Williams Co.	3.950%	1/15/26	5,450	5,822
Sherwin-Williams Co.	3.450%	6/1/27	17,500	16,974
Sherwin-Williams Co.	2.950%	8/15/29	10,000	9,832
Sherwin-Williams Co.	4.000%	12/15/42	1,000	1,019
Sherwin-Williams Co.	4.550%	8/1/45	1,590	1,665
Sherwin-Williams Co.	4.500%	6/1/47	12,725	14,501
Sherwin-Williams Co.	3.800%	8/15/49	5,000	4,733
Southern Copper Corp.	3.500%	11/8/22	2,400	2,337
Southern Copper Corp.	3.875%	4/23/25	2,800	2,799
Southern Copper Corp.	7.500%	7/27/35	3,725	4,124
Southern Copper Corp.	6.750%	4/16/40	1,550	1,807
Southern Copper Corp.	5.250%	11/8/42	17,045	17,487
Southern Copper Corp.	5.875%	4/23/45	12,397	13,091
Steel Dynamics Inc.	2.800%	12/15/24	2,000	1,865
Steel Dynamics Inc.	3.450%	4/15/30	7,500	6,787
Suzano Austria GmbH	6.000%	1/15/29	18,350	17,110
Suzano Austria GmbH	5.000%	1/15/30	6,700	5,866
Teck Resources Ltd.	6.125%	10/1/35	9,906	9,074
Teck Resources Ltd.	6.000%	8/15/40	2,830	2,434
Teck Resources Ltd.	6.250%	7/15/41	6,800	5,767
Vale Canada Ltd.	7.200%	9/15/32	2,737	2,737
Vale Overseas Ltd.	6.250%	8/10/26	20,860	22,790
Vale Overseas Ltd.	8.250%	1/17/34	500	595
Vale Overseas Ltd.	6.875%	11/21/36	13,119	14,382
Vale Overseas Ltd.	6.875%	11/10/39	12,515	13,626
Vale SA	5.625%	9/11/42	4,597	4,482
Westlake Chemical Corp.	3.600%	8/15/26	2,804	2,589
Westlake Chemical Corp.	5.000%	8/15/46	13,210	11,428
Westlake Chemical Corp.	4.375%	11/15/47	275	218
WestRock MWV LLC	8.200%	1/15/30	5,804	7,473
WestRock MWV LLC	7.950%	2/15/31	6,200	7,982
WestRock RKT Co.	4.900%	3/1/22	1,950	1,982
WestRock RKT Co.	4.000%	3/1/23	2,865	2,862
Weyerhaeuser Co.	4.700%	3/15/21	570	570
Weyerhaeuser Co.	3.250%	3/15/23	500	498
Weyerhaeuser Co.	4.625%	9/15/23	3,125	3,176
Weyerhaeuser Co.	8.500%	1/15/25	800	989
Weyerhaeuser Co.	4.000%	11/15/29	11,200	11,362
Weyerhaeuser Co.	7.375%	3/15/32	8,605	10,628
Weyerhaeuser Co.	6.875%	12/15/33	2,250	2,545
WRKCo Inc.	3.000%	9/15/24	2,575	2,579

WRKCo Inc.	3.750%	3/15/25	4,389	4,428
WRKCo Inc.	4.650%	3/15/26	7,495	8,006
WRKCo Inc.	3.375%	9/15/27	4,700	4,676
WRKCo Inc.	4.000%	3/15/28	5,000	5,124
WRKCo Inc.	3.900%	6/1/28	2,000	2,057
WRKCo Inc.	4.900%	3/15/29	5,265	5,771
Yamana Gold Inc.	4.625%	12/15/27	2,700	2,699

Capital Goods (1.4%)
3M Co.	1.625%	9/19/21	4,625	4,621
3M Co.	2.750%	3/1/22	7,518	7,621
3M Co.	2.000%	6/26/22	1,982	1,989
3M Co.	1.750%	2/14/23	5,300	5,267
3M Co.	2.250%	3/15/23	1,950	1,964
3M Co.	3.250%	2/14/24	3,075	3,242
3M Co.	2.000%	2/14/25	6,425	6,509
3M Co.	2.875%	10/15/27	5,150	5,325
3M Co.	3.625%	9/14/28	3,816	4,140
3M Co.	3.375%	3/1/29	7,075	7,552
3M Co.	2.375%	8/26/29	7,775	7,813
3M Co.	3.875%	6/15/44	1,000	1,128
3M Co.	3.125%	9/19/46	7,375	7,289
3M Co.	3.625%	10/15/47	5,125	5,496
3M Co.	4.000%	9/14/48	7,550	8,587
3M Co.	3.250%	8/26/49	3,825	3,958
ABB Finance USA Inc.	2.875%	5/8/22	8,285	8,323
ABB Finance USA Inc.	3.375%	4/3/23	250	266
ABB Finance USA Inc.	3.800%	4/3/28	6,475	6,931
ABB Finance USA Inc.	4.375%	5/8/42	6,900	7,537
Allegion plc	3.500%	10/1/29	3,455	3,348
Allegion US Holding Co. Inc.	3.200%	10/1/24	2,053	1,913
Allegion US Holding Co. Inc.	3.550%	10/1/27	3,100	3,056
Avery Dennison Corp.	4.875%	12/6/28	3,160	3,564
Avery Dennison Corp.	2.650%	4/30/30	2,290	2,135
6 Bemis Co. Inc.	4.500%	10/15/21	1,205	1,234
6 Bemis Co. Inc.	3.100%	9/15/26	2,450	2,510
Boeing Co.	2.300%	8/1/21	3,500	3,385
Boeing Co.	8.750%	8/15/21	390	408
Boeing Co.	2.350%	10/30/21	2,000	1,913
Boeing Co.	2.125%	3/1/22	5,075	4,780
Boeing Co.	2.700%	5/1/22	4,425	4,201
Boeing Co.	2.800%	3/1/23	7,350	6,760
Boeing Co.	1.875%	6/15/23	3,100	2,848
Boeing Co.	2.800%	3/1/24	2,000	1,889
Boeing Co.	2.850%	10/30/24	4,740	4,415
Boeing Co.	2.500%	3/1/25	580	534
Boeing Co.	7.250%	6/15/25	325	359
Boeing Co.	3.100%	5/1/26	4,875	4,480
Boeing Co.	2.250%	6/15/26	1,750	1,544
Boeing Co.	2.700%	2/1/27	7,265	6,685
Boeing Co.	2.800%	3/1/27	1,975	1,818
Boeing Co.	3.250%	3/1/28	2,926	2,764
Boeing Co.	3.450%	11/1/28	2,342	2,204
Boeing Co.	2.950%	2/1/30	2,905	2,694
Boeing Co.	6.125%	2/15/33	5,775	6,288
Boeing Co.	3.600%	5/1/34	8,425	7,555
Boeing Co.	3.250%	2/1/35	9,000	7,800

Boeing Co.	6.625%	2/15/38	1,000	1,003
Boeing Co.	3.550%	3/1/38	1,392	1,202
Boeing Co.	3.500%	3/1/39	3,415	2,984
Boeing Co.	6.875%	3/15/39	7,905	8,161
Boeing Co.	5.875%	2/15/40	480	453
Boeing Co.	3.375%	6/15/46	7,000	5,945
Boeing Co.	3.650%	3/1/47	4,800	4,285
Boeing Co.	3.850%	11/1/48	1,903	1,726
Boeing Co.	3.900%	5/1/49	7,345	6,641
Boeing Co.	3.825%	3/1/59	2,300	2,026
Carlisle Cos. Inc.	3.750%	11/15/22	1,605	1,640
Carlisle Cos. Inc.	3.500%	12/1/24	3,623	3,773
Carlisle Cos. Inc.	3.750%	12/1/27	3,050	3,191
6 Carrier Global Corp.	1.923%	2/15/23	3,000	2,922
6 Carrier Global Corp.	2.242%	2/15/25	14,700	14,180
6 Carrier Global Corp.	2.493%	2/15/27	8,000	7,536
6 Carrier Global Corp.	2.722%	2/15/30	10,000	9,090
6 Carrier Global Corp.	3.377%	4/5/40	10,000	9,048
6 Carrier Global Corp.	3.577%	4/5/50	16,075	13,894
Caterpillar Financial Services Corp.	2.650%	5/17/21	4,200	4,206
Caterpillar Financial Services Corp.	1.700%	8/9/21	7,900	7,815
Caterpillar Financial Services Corp.	2.750%	8/20/21	1,300	1,291
Caterpillar Financial Services Corp.	3.150%	9/7/21	2,900	2,952
Caterpillar Financial Services Corp.	1.931%	10/1/21	9,438	9,258
Caterpillar Financial Services Corp.	2.950%	2/26/22	8,050	8,190
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,604	1,605
Caterpillar Financial Services Corp.	2.400%	6/6/22	7,000	7,015
Caterpillar Financial Services Corp.	1.950%	11/18/22	15,520	15,444
Caterpillar Financial Services Corp.	2.550%	11/29/22	8,000	8,018
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,100	1,095
Caterpillar Financial Services Corp.	3.450%	5/15/23	5,350	5,488
Caterpillar Financial Services Corp.	3.650%	12/7/23	3,000	3,168
Caterpillar Financial Services Corp.	2.850%	5/17/24	4,100	4,123
Caterpillar Financial Services Corp.	3.300%	6/9/24	7,175	7,333
Caterpillar Financial Services Corp.	2.150%	11/8/24	2,749	2,760
Caterpillar Financial Services Corp.	3.250%	12/1/24	6,320	6,380
Caterpillar Financial Services Corp.	2.400%	8/9/26	3,300	3,164
Caterpillar Inc.	3.900%	5/27/21	14,147	14,474
Caterpillar Inc.	2.600%	6/26/22	15,425	15,566
Caterpillar Inc.	3.400%	5/15/24	3,500	3,642
Caterpillar Inc.	5.300%	9/15/35	3,100	4,029
Caterpillar Inc.	6.050%	8/15/36	9,241	12,422
Caterpillar Inc.	5.200%	5/27/41	5,147	6,555
Caterpillar Inc.	3.803%	8/15/42	11,604	12,973
Caterpillar Inc.	4.300%	5/15/44	2,830	3,156
Caterpillar Inc.	3.250%	9/19/49	13,190	13,241
Caterpillar Inc.	4.750%	5/15/64	1,650	2,266
CNH Industrial Capital LLC	4.375%	4/5/22	2,750	2,653
CNH Industrial Capital LLC	4.200%	1/15/24	11,865	11,191
CNH Industrial NV	4.500%	8/15/23	1,350	1,316
CNH Industrial NV	3.850%	11/15/27	2,950	2,812
Crane Co.	4.450%	12/15/23	5,690	6,166
Crane Co.	4.200%	3/15/48	3,925	3,699
CRH America Inc.	5.750%	1/15/21	2,290	2,370
Deere & Co.	2.600%	6/8/22	6,165	6,249
Deere & Co.	5.375%	10/16/29	6,170	7,437
Deere & Co.	3.900%	6/9/42	7,237	7,881

Deere & Co.	2.875%	9/7/49	1,300	1,226
Dover Corp.	3.150%	11/15/25	5,900	6,146
Dover Corp.	2.950%	11/4/29	2,600	2,636
Dover Corp.	6.600%	3/15/38	2,050	2,731
Dover Corp.	5.375%	3/1/41	1,695	2,066
Eagle Materials Inc.	4.500%	8/1/26	4,700	4,303
Eaton Corp.	2.750%	11/2/22	12,994	13,107
Eaton Corp.	3.103%	9/15/27	7,765	7,826
Eaton Corp.	4.000%	11/2/32	7,729	8,054
Eaton Corp.	4.150%	11/2/42	1,175	1,306
Eaton Corp.	3.915%	9/15/47	4,950	5,186
Embraer Netherlands Finance BV	5.050%	6/15/25	6,675	5,516
Embraer Netherlands Finance BV	5.400%	2/1/27	6,100	5,196
6 Embraer Overseas Ltd.	5.696%	9/16/23	3,340	2,854
Embraer SA	5.150%	6/15/22	3,850	3,349
Emerson Electric Co.	2.625%	12/1/21	11,025	10,911
Emerson Electric Co.	2.625%	2/15/23	3,500	3,433
Emerson Electric Co.	3.150%	6/1/25	1,800	1,792
Emerson Electric Co.	5.250%	11/15/39	440	526
Flowserve Corp.	3.500%	9/15/22	12,705	12,653
Flowserve Corp.	4.000%	11/15/23	4,575	4,732
Fortive Corp.	2.350%	6/15/21	5,122	5,019
Fortive Corp.	3.150%	6/15/26	4,472	4,556
Fortive Corp.	4.300%	6/15/46	5,250	5,357
Fortune Brands Home & Security Inc.	4.000%	9/21/23	9,750	10,050
Fortune Brands Home & Security Inc.	4.000%	6/15/25	4,350	4,479
Fortune Brands Home & Security Inc.	3.250%	9/15/29	800	765
General Dynamics Corp.	3.000%	5/11/21	2,170	2,193
General Dynamics Corp.	3.875%	7/15/21	1,925	1,964
General Dynamics Corp.	2.250%	11/15/22	4,722	4,752
General Dynamics Corp.	3.375%	5/15/23	8,500	8,889
General Dynamics Corp.	1.875%	8/15/23	18,200	18,112
General Dynamics Corp.	2.375%	11/15/24	5,019	5,109
General Dynamics Corp.	3.500%	5/15/25	9,743	10,380
General Dynamics Corp.	2.125%	8/15/26	8,000	7,932
General Dynamics Corp.	2.625%	11/15/27	10,440	10,593
General Dynamics Corp.	3.750%	5/15/28	7,135	7,624
General Dynamics Corp.	3.600%	11/15/42	3,064	3,213
General Electric Co.	4.650%	10/17/21	8,692	8,934
General Electric Co.	3.150%	9/7/22	7,206	7,223
General Electric Co.	2.700%	10/9/22	24,690	24,255
General Electric Co.	3.100%	1/9/23	3,973	3,944
General Electric Co.	3.375%	3/11/24	14,800	14,771
General Electric Co.	3.450%	5/15/24	4,892	4,894
General Electric Co.	6.750%	3/15/32	21,984	26,199
General Electric Co.	6.150%	8/7/37	8,246	9,710
General Electric Co.	5.875%	1/14/38	20,311	23,872
General Electric Co.	6.875%	1/10/39	18,378	23,633
General Electric Co.	4.125%	10/9/42	6,542	6,379
Hexcel Corp.	4.700%	8/15/25	1,350	1,460
Honeywell International Inc.	4.250%	3/1/21	10,530	10,725
Honeywell International Inc.	1.850%	11/1/21	9,350	9,365
Honeywell International Inc.	2.150%	8/8/22	3,500	3,530
Honeywell International Inc.	3.350%	12/1/23	10,140	10,221
Honeywell International Inc.	2.300%	8/15/24	7,425	7,475
Honeywell International Inc.	2.500%	11/1/26	5,375	5,453
Honeywell International Inc.	2.700%	8/15/29	4,250	4,313

Honeywell International Inc.	5.700%	3/15/36	4,580	5,858
Honeywell International Inc.	5.700%	3/15/37	4,945	6,206
Honeywell International Inc.	5.375%	3/1/41	5,995	7,491
Honeywell International Inc.	3.812%	11/21/47	725	804
Hubbell Inc.	3.350%	3/1/26	2,800	2,838
Hubbell Inc.	3.150%	8/15/27	3,425	3,517
Hubbell Inc.	3.500%	2/15/28	4,645	4,742
6 Huntington Ingalls Industries Inc.	3.844%	5/1/25	3,500	3,604
Huntington Ingalls Industries Inc.	3.483%	12/1/27	4,608	4,539
6 Huntington Ingalls Industries Inc.	4.200%	5/1/30	3,800	3,951
Illinois Tool Works Inc.	3.375%	9/15/21	2,895	2,950
Illinois Tool Works Inc.	3.500%	3/1/24	7,912	8,072
Illinois Tool Works Inc.	2.650%	11/15/26	11,050	11,176
Illinois Tool Works Inc.	3.900%	9/1/42	8,712	9,613
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	2/21/21	2,500	2,524
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	7,625	7,909
Ingersoll-Rand Global Holding Co. Ltd.	3.750%	8/21/28	50	54
Ingersoll-Rand Global Holding Co. Ltd.	4.300%	2/21/48	1,750	1,832
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	9,605	9,903
Ingersoll-Rand Luxembourg Finance SA	3.500%	3/21/26	1,170	1,224
Ingersoll-Rand Luxembourg Finance SA	3.800%	3/21/29	10,715	10,837
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	3,050	3,229
Ingersoll-Rand Luxembourg Finance SA	4.500%	3/21/49	3,025	3,162
John Deere Capital Corp.	3.900%	7/12/21	8,268	8,426
John Deere Capital Corp.	3.125%	9/10/21	6,700	6,740
John Deere Capital Corp.	3.150%	10/15/21	9,091	9,077
John Deere Capital Corp.	2.650%	1/6/22	7,350	7,348
John Deere Capital Corp.	2.750%	3/15/22	2,250	2,230
John Deere Capital Corp.	2.150%	9/8/22	10,350	10,204
John Deere Capital Corp.	2.700%	1/6/23	300	295
John Deere Capital Corp.	2.800%	1/27/23	7,615	7,517
John Deere Capital Corp.	2.800%	3/6/23	10,950	11,218
John Deere Capital Corp.	3.450%	6/7/23	800	804
John Deere Capital Corp.	3.650%	10/12/23	3,150	3,324
John Deere Capital Corp.	2.600%	3/7/24	3,000	3,108
John Deere Capital Corp.	3.350%	6/12/24	9,931	10,110
John Deere Capital Corp.	2.650%	6/24/24	4,421	4,380
John Deere Capital Corp.	2.050%	1/9/25	11,150	11,091
John Deere Capital Corp.	3.450%	3/13/25	10,705	10,738
John Deere Capital Corp.	3.400%	9/11/25	1,750	1,827
John Deere Capital Corp.	2.650%	6/10/26	1,900	1,824
John Deere Capital Corp.	2.250%	9/14/26	965	987
John Deere Capital Corp.	2.800%	9/8/27	4,100	4,185
John Deere Capital Corp.	3.050%	1/6/28	7,700	8,002
John Deere Capital Corp.	3.450%	3/7/29	4,475	4,818
John Deere Capital Corp.	2.800%	7/18/29	5,575	5,744
John Deere Capital Corp.	2.450%	1/9/30	380	386
Johnson Controls International plc	3.625%	7/2/24	4,302	4,505
Johnson Controls International plc	3.900%	2/14/26	4,082	4,360
Johnson Controls International plc	6.000%	1/15/36	954	1,187
Johnson Controls International plc	4.625%	7/2/44	7,850	8,020
Johnson Controls International plc	5.125%	9/14/45	1,045	1,106
Johnson Controls International plc	4.500%	2/15/47	9,495	9,855
Johnson Controls International plc	4.950%	7/2/64	3,658	3,763
Kennametal Inc.	3.875%	2/15/22	1,525	1,542
Kennametal Inc.	4.625%	6/15/28	6,620	7,075
6 L3Harris Technologies Inc.	3.850%	6/15/23	8,950	9,301

6 L3Harris Technologies Inc.	3.950%	5/28/24	1,040	1,100
L3Harris Technologies Inc.	3.832%	4/27/25	7,510	7,814
6 L3Harris Technologies Inc.	3.850%	12/15/26	5,500	5,674
6 L3Harris Technologies Inc.	4.400%	6/15/28	5,350	5,654
L3Harris Technologies Inc.	2.900%	12/15/29	2,130	2,032
L3Harris Technologies Inc.	4.854%	4/27/35	1,925	2,109
L3Harris Technologies Inc.	6.150%	12/15/40	4,625	6,148
L3Harris Technologies Inc.	5.054%	4/27/45	4,170	4,625
Leggett & Platt Inc.	3.800%	11/15/24	3,725	3,919
Leggett & Platt Inc.	3.500%	11/15/27	12,475	12,082
Legrand France SA	8.500%	2/15/25	3,350	4,378
Lennox International Inc.	3.000%	11/15/23	1,000	1,018
Lockheed Martin Corp.	3.350%	9/15/21	9,219	9,376
Lockheed Martin Corp.	3.100%	1/15/23	9,780	9,913
Lockheed Martin Corp.	2.900%	3/1/25	6,252	6,460
Lockheed Martin Corp.	3.550%	1/15/26	6,000	6,445
Lockheed Martin Corp.	3.600%	3/1/35	9,240	10,179
Lockheed Martin Corp.	4.500%	5/15/36	4,725	5,046
Lockheed Martin Corp.	6.150%	9/1/36	7,685	9,910
Lockheed Martin Corp.	5.720%	6/1/40	3,301	4,138
Lockheed Martin Corp.	4.850%	9/15/41	622	736
Lockheed Martin Corp.	4.070%	12/15/42	12,765	14,820
Lockheed Martin Corp.	3.800%	3/1/45	8,096	8,781
Lockheed Martin Corp.	4.700%	5/15/46	10,200	12,582
Lockheed Martin Corp.	4.090%	9/15/52	9,061	10,992
Martin Marietta Materials Inc.	4.250%	7/2/24	2,985	3,111
Martin Marietta Materials Inc.	3.450%	6/1/27	3,225	3,225
Martin Marietta Materials Inc.	3.500%	12/15/27	3,707	3,713
Martin Marietta Materials Inc.	4.250%	12/15/47	7,600	7,586
Masco Corp.	3.500%	4/1/21	2,715	2,689
Masco Corp.	5.950%	3/15/22	583	593
Masco Corp.	4.450%	4/1/25	4,700	4,808
Masco Corp.	4.375%	4/1/26	4,500	4,434
Masco Corp.	3.500%	11/15/27	6,550	6,122
Masco Corp.	7.750%	8/1/29	1,144	1,390
Masco Corp.	4.500%	5/15/47	2,200	1,874
Mohawk Industries Inc.	3.850%	2/1/23	6,125	6,236
Northrop Grumman Corp.	3.500%	3/15/21	1,650	1,665
Northrop Grumman Corp.	2.550%	10/15/22	5,050	5,045
Northrop Grumman Corp.	3.250%	8/1/23	11,375	11,623
Northrop Grumman Corp.	2.930%	1/15/25	8,400	8,514
Northrop Grumman Corp.	3.200%	2/1/27	6,200	6,420
Northrop Grumman Corp.	3.250%	1/15/28	5,005	5,242
Northrop Grumman Corp.	5.050%	11/15/40	2,525	3,114
Northrop Grumman Corp.	4.750%	6/1/43	3,090	3,737
Northrop Grumman Corp.	3.850%	4/15/45	2,000	2,054
Northrop Grumman Corp.	4.030%	10/15/47	16,910	19,302
Northrop Grumman Corp.	5.250%	5/1/50	3,710	4,987
Northrop Grumman Systems Corp.	7.750%	2/15/31	3,120	4,288
Nvent Finance Sarl	3.950%	4/15/23	2,100	2,187
Nvent Finance Sarl	4.550%	4/15/28	3,850	4,264
Oshkosh Corp.	4.600%	5/15/28	7,375	7,375
Oshkosh Corp.	3.100%	3/1/30	600	549
6 Otis Worldwide Corp.	2.056%	4/5/25	6,275	6,169
6 Otis Worldwide Corp.	2.293%	4/5/27	5,000	4,796
6 Otis Worldwide Corp.	2.565%	2/15/30	10,000	9,759
6 Otis Worldwide Corp.	3.112%	2/15/40	7,960	7,485

6 Otis Worldwide Corp.	3.362%	2/15/50	3,040	2,938
Owens Corning	4.200%	12/1/24	6,030	6,148
Owens Corning	3.400%	8/15/26	1,400	1,340
Owens Corning	3.950%	8/15/29	4,000	3,896
Owens Corning	7.000%	12/1/36	1,787	2,017
Owens Corning	4.300%	7/15/47	4,325	3,836
Owens Corning	4.400%	1/30/48	3,200	2,881
Parker-Hannifin Corp.	3.500%	9/15/22	5,646	5,742
Parker-Hannifin Corp.	2.700%	6/14/24	4,700	4,665
Parker-Hannifin Corp.	3.300%	11/21/24	11,650	12,138
Parker-Hannifin Corp.	3.250%	3/1/27	13,825	13,964
Parker-Hannifin Corp.	4.200%	11/21/34	3,900	4,109
Parker-Hannifin Corp.	6.250%	5/15/38	2,925	3,810
Parker-Hannifin Corp.	4.450%	11/21/44	4,870	5,195
Parker-Hannifin Corp.	4.100%	3/1/47	5,500	5,627
Parker-Hannifin Corp.	4.000%	6/14/49	6,575	6,846
Precision Castparts Corp.	2.500%	1/15/23	13,970	14,041
Precision Castparts Corp.	3.250%	6/15/25	9,300	9,914
Precision Castparts Corp.	3.900%	1/15/43	6,575	6,839
Precision Castparts Corp.	4.375%	6/15/45	5,712	6,203
Raytheon Co.	2.500%	12/15/22	18,875	19,344
Raytheon Co.	3.150%	12/15/24	2,250	2,350
Raytheon Co.	7.200%	8/15/27	1,010	1,296
Raytheon Co.	4.875%	10/15/40	450	536
Raytheon Co.	4.700%	12/15/41	6,350	7,382
Raytheon Co.	4.200%	12/15/44	795	892
Republic Services Inc.	5.250%	11/15/21	8,838	9,194
Republic Services Inc.	3.550%	6/1/22	475	487
Republic Services Inc.	4.750%	5/15/23	2,425	2,557
Republic Services Inc.	2.500%	8/15/24	4,500	4,544
Republic Services Inc.	3.200%	3/15/25	6,809	7,188
Republic Services Inc.	2.900%	7/1/26	4,275	4,336
Republic Services Inc.	2.300%	3/1/30	5,600	5,296
Republic Services Inc.	6.200%	3/1/40	3,390	4,593
Republic Services Inc.	5.700%	5/15/41	5,665	7,601
Republic Services Inc.	3.050%	3/1/50	3,000	2,642
Rockwell Automation Inc.	3.500%	3/1/29	3,975	4,201
Rockwell Automation Inc.	4.200%	3/1/49	5,025	5,718
Rockwell Collins Inc.	3.100%	11/15/21	1,000	977
Rockwell Collins Inc.	2.800%	3/15/22	12,000	12,111
Rockwell Collins Inc.	3.700%	12/15/23	2,775	2,890
Rockwell Collins Inc.	3.200%	3/15/24	12,107	12,479
Rockwell Collins Inc.	3.500%	3/15/27	14,800	15,282
Rockwell Collins Inc.	4.800%	12/15/43	1,250	1,389
Rockwell Collins Inc.	4.350%	4/15/47	9,250	10,124
Roper Technologies Inc.	2.800%	12/15/21	10,575	10,588
Roper Technologies Inc.	3.125%	11/15/22	400	404
Roper Technologies Inc.	2.350%	9/15/24	8,450	8,232
Roper Technologies Inc.	3.850%	12/15/25	2,675	2,725
Roper Technologies Inc.	3.800%	12/15/26	11,559	11,915
Roper Technologies Inc.	4.200%	9/15/28	7,100	7,660
Roper Technologies Inc.	2.950%	9/15/29	4,000	3,965
Snap-on Inc.	6.125%	9/1/21	3,135	3,314
Snap-on Inc.	3.250%	3/1/27	1,900	1,978
Snap-on Inc.	4.100%	3/1/48	2,600	2,882
Sonoco Products Co.	5.750%	11/1/40	4,210	4,901
Spirit AeroSystems Inc.	3.950%	6/15/23	1,840	1,603

Stanley Black & Decker Inc.	3.400%	12/1/21	4,025	4,062
Stanley Black & Decker Inc.	2.900%	11/1/22	7,700	7,690
Stanley Black & Decker Inc.	3.400%	3/1/26	2,500	2,569
Stanley Black & Decker Inc.	2.300%	3/15/30	13,300	12,944
Stanley Black & Decker Inc.	5.200%	9/1/40	2,950	3,570
Stanley Black & Decker Inc.	4.850%	11/15/48	6,200	7,103
3 Stanley Black & Decker Inc.	4.000%	3/15/60	2,000	1,893
Textron Inc.	4.300%	3/1/24	2,625	2,670
Textron Inc.	3.875%	3/1/25	7,600	7,601
Textron Inc.	4.000%	3/15/26	6,200	6,267
Textron Inc.	3.650%	3/15/27	11,961	11,646
Textron Inc.	3.375%	3/1/28	5,450	5,154
Timken Co.	3.875%	9/1/24	1,000	1,044
Timken Co.	4.500%	12/15/28	7,320	7,842
United Technologies Corp.	3.650%	8/16/23	2,546	2,686
United Technologies Corp.	3.950%	8/16/25	16,875	18,389
United Technologies Corp.	3.125%	5/4/27	350	358
United Technologies Corp.	6.700%	8/1/28	325	398
United Technologies Corp.	4.125%	11/16/28	21,975	24,284
United Technologies Corp.	7.500%	9/15/29	4,125	5,821
United Technologies Corp.	5.400%	5/1/35	3,225	4,062
United Technologies Corp.	6.050%	6/1/36	5,215	6,948
United Technologies Corp.	6.125%	7/15/38	8,750	11,662
United Technologies Corp.	4.450%	11/16/38	9,665	10,883
United Technologies Corp.	5.700%	4/15/40	11,350	14,014
United Technologies Corp.	4.500%	6/1/42	25,065	29,049
United Technologies Corp.	4.150%	5/15/45	11,675	13,026
United Technologies Corp.	3.750%	11/1/46	9,800	10,094
United Technologies Corp.	4.050%	5/4/47	10,525	11,556
Valmont Industries Inc.	5.000%	10/1/44	5,944	5,824
Valmont Industries Inc.	5.250%	10/1/54	3,275	3,048
Vulcan Materials Co.	4.500%	4/1/25	2,750	2,840
Vulcan Materials Co.	4.500%	6/15/47	10,137	10,208
Wabtec Corp.	4.400%	3/15/24	8,205	8,145
Wabtec Corp.	3.450%	11/15/26	6,375	5,798
Wabtec Corp.	4.950%	9/15/28	10,675	10,301
Waste Connections Inc.	3.500%	5/1/29	9,370	9,536
Waste Connections Inc.	2.600%	2/1/30	7,400	6,948
Waste Connections Inc.	3.050%	4/1/50	2,075	1,824
Waste Management Inc.	4.600%	3/1/21	6,375	6,462
Waste Management Inc.	2.900%	9/15/22	100	101
Waste Management Inc.	2.400%	5/15/23	9,676	9,487
Waste Management Inc.	3.500%	5/15/24	10,074	10,028
Waste Management Inc.	2.950%	6/15/24	6,625	6,711
Waste Management Inc.	3.125%	3/1/25	7,735	8,021
Waste Management Inc.	3.200%	6/15/26	6,084	6,294
Waste Management Inc.	3.150%	11/15/27	1,150	1,170
Waste Management Inc.	3.450%	6/15/29	8,705	9,326
Waste Management Inc.	3.900%	3/1/35	4,785	5,133
Waste Management Inc.	4.000%	7/15/39	4,450	4,841
Waste Management Inc.	4.100%	3/1/45	6,250	6,915
Waste Management Inc.	4.150%	7/15/49	8,550	10,185
WW Grainger Inc.	1.850%	2/15/25	4,040	4,032
WW Grainger Inc.	4.600%	6/15/45	9,875	11,613
WW Grainger Inc.	3.750%	5/15/46	2,975	2,912
WW Grainger Inc.	4.200%	5/15/47	2,500	2,650
Xylem Inc.	3.250%	11/1/26	5,950	6,529

Xylem Inc.	4.375%	11/1/46	4,180	4,501

Communication (2.3%)
Activision Blizzard Inc.	2.300%	9/15/21	10,379	10,206
Activision Blizzard Inc.	2.600%	6/15/22	3,375	3,403
Activision Blizzard Inc.	3.400%	9/15/26	8,000	8,464
Activision Blizzard Inc.	3.400%	6/15/27	1,700	1,756
Activision Blizzard Inc.	4.500%	6/15/47	3,805	4,695
America Movil SAB de CV	3.125%	7/16/22	13,640	13,770
America Movil SAB de CV	3.625%	4/22/29	7,600	7,819
America Movil SAB de CV	6.375%	3/1/35	8,615	11,281
America Movil SAB de CV	6.125%	11/15/37	2,850	3,663
America Movil SAB de CV	6.125%	3/30/40	16,336	20,892
America Movil SAB de CV	4.375%	7/16/42	9,675	10,379
America Movil SAB de CV	4.375%	4/22/49	9,980	10,860
American Tower Corp.	3.450%	9/15/21	7,675	7,713
American Tower Corp.	2.250%	1/15/22	3,150	3,045
American Tower Corp.	4.700%	3/15/22	5,000	5,084
American Tower Corp.	3.500%	1/31/23	27,228	27,419
American Tower Corp.	5.000%	2/15/24	10,213	10,817
American Tower Corp.	3.375%	5/15/24	7,330	7,249
American Tower Corp.	2.950%	1/15/25	2,500	2,486
American Tower Corp.	2.400%	3/15/25	7,300	7,186
American Tower Corp.	4.000%	6/1/25	3,525	3,672
American Tower Corp.	3.375%	10/15/26	10,670	10,672
American Tower Corp.	3.125%	1/15/27	4,590	4,429
American Tower Corp.	3.550%	7/15/27	7,860	7,861
American Tower Corp.	3.950%	3/15/29	5,750	5,964
American Tower Corp.	3.800%	8/15/29	14,110	14,484
American Tower Corp.	2.900%	1/15/30	6,000	5,709
American Tower Corp.	3.700%	10/15/49	5,700	5,295
AT&T Inc.	4.450%	5/15/21	4,750	4,869
AT&T Inc.	4.000%	1/15/22	7,160	7,327
AT&T Inc.	3.000%	2/15/22	7,950	8,015
AT&T Inc.	3.200%	3/1/22	10,325	10,473
AT&T Inc.	3.800%	3/15/22	15,254	15,748
AT&T Inc.	3.400%	6/15/22	6,501	6,621
AT&T Inc.	3.000%	6/30/22	22,805	22,990
AT&T Inc.	3.600%	2/17/23	16,405	16,887
AT&T Inc.	4.050%	12/15/23	4,340	4,542
AT&T Inc.	3.800%	3/1/24	10,967	11,552
AT&T Inc.	3.900%	3/11/24	8,000	8,296
AT&T Inc.	4.450%	4/1/24	11,779	12,472
AT&T Inc.	3.550%	6/1/24	5,200	5,357
AT&T Inc.	3.950%	1/15/25	3,000	3,162
AT&T Inc.	3.400%	5/15/25	41,504	42,976
AT&T Inc.	3.600%	7/15/25	19,900	20,718
AT&T Inc.	3.875%	1/15/26	9,066	9,294
AT&T Inc.	4.125%	2/17/26	18,000	19,225
AT&T Inc.	3.800%	2/15/27	14,500	15,066
AT&T Inc.	4.250%	3/1/27	10,000	10,662
AT&T Inc.	4.100%	2/15/28	17,444	18,315
AT&T Inc.	4.350%	3/1/29	25,600	27,546
AT&T Inc.	4.300%	2/15/30	8,552	9,198
AT&T Inc.	4.500%	5/15/35	27,975	29,959
AT&T Inc.	5.250%	3/1/37	22,620	26,299
AT&T Inc.	4.900%	8/15/37	19,625	22,004

AT&T Inc.	4.850%	3/1/39	10,600	11,983
AT&T Inc.	6.350%	3/15/40	8,700	11,082
AT&T Inc.	6.100%	7/15/40	2,000	2,502
AT&T Inc.	6.000%	8/15/40	2,470	3,087
AT&T Inc.	5.350%	9/1/40	28,053	32,569
AT&T Inc.	6.375%	3/1/41	9,921	12,435
AT&T Inc.	5.550%	8/15/41	50	59
AT&T Inc.	5.375%	10/15/41	6,930	7,924
AT&T Inc.	5.150%	3/15/42	10,734	12,350
AT&T Inc.	4.900%	6/15/42	10,315	11,473
AT&T Inc.	4.300%	12/15/42	13,211	14,010
AT&T Inc.	5.350%	12/15/43	4,057	4,417
AT&T Inc.	4.650%	6/1/44	9,930	10,694
AT&T Inc.	4.800%	6/15/44	18,650	20,754
AT&T Inc.	4.350%	6/15/45	22,998	24,273
AT&T Inc.	4.750%	5/15/46	25,023	27,748
AT&T Inc.	5.150%	11/15/46	22,613	27,245
AT&T Inc.	5.450%	3/1/47	15,000	18,267
AT&T Inc.	4.500%	3/9/48	34,401	37,285
AT&T Inc.	4.550%	3/9/49	19,505	20,977
AT&T Inc.	5.150%	2/15/50	12,600	14,715
AT&T Inc.	5.700%	3/1/57	6,570	7,884
AT&T Inc.	5.300%	8/15/58	8,051	7,904
Bell Canada Inc.	4.300%	7/29/49	5,000	5,780
British Telecommunications plc	4.500%	12/4/23	5,150	5,361
British Telecommunications plc	5.125%	12/4/28	5,000	5,578
British Telecommunications plc	9.625%	12/15/30	21,651	33,676
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	9,550	9,591
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.464%	7/23/22	30,000	31,002
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	9,705	10,037
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.908%	7/23/25	40,800	43,210
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.750%	2/15/28	17,080	16,697
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.200%	3/15/28	5,250	5,346
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	6,000	6,490
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.384%	10/23/35	18,800	22,340
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	4/1/38	6,925	7,559
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.484%	10/23/45	26,134	32,076

Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.375%	5/1/47	19,835	21,393
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.750%	4/1/48	18,850	21,374
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.125%	7/1/49	6,100	6,507
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.800%	3/1/50	11,590	12,059
Charter Communications Operating LLC /
Charter Communications Operating
Capital	6.834%	10/23/55	3,650	4,365
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,075	2,451
Comcast Corp.	3.125%	7/15/22	12,865	13,263
Comcast Corp.	2.750%	3/1/23	10,000	10,305
Comcast Corp.	3.000%	2/1/24	12,340	12,992
Comcast Corp.	3.600%	3/1/24	4,275	4,577
Comcast Corp.	3.700%	4/15/24	10,000	10,738
Comcast Corp.	3.375%	2/15/25	9,400	10,032
Comcast Corp.	3.100%	4/1/25	6,000	6,394
Comcast Corp.	3.375%	8/15/25	14,097	14,966
Comcast Corp.	3.950%	10/15/25	18,988	20,987
Comcast Corp.	3.150%	3/1/26	15,255	15,997
Comcast Corp.	2.350%	1/15/27	13,515	13,492
Comcast Corp.	3.300%	2/1/27	12,135	12,825
Comcast Corp.	3.300%	4/1/27	6,000	6,369
Comcast Corp.	3.150%	2/15/28	17,300	17,879
Comcast Corp.	4.150%	10/15/28	30,787	35,123
Comcast Corp.	3.400%	4/1/30	12,000	12,954
Comcast Corp.	4.250%	10/15/30	10,750	12,487
Comcast Corp.	4.250%	1/15/33	15,535	18,040
Comcast Corp.	7.050%	3/15/33	2,200	3,002
Comcast Corp.	4.200%	8/15/34	8,400	9,589
Comcast Corp.	5.650%	6/15/35	5,990	7,957
Comcast Corp.	4.400%	8/15/35	17,405	20,473
Comcast Corp.	6.500%	11/15/35	13,950	19,871
Comcast Corp.	3.200%	7/15/36	8,175	8,538
Comcast Corp.	6.450%	3/15/37	8,723	11,822
Comcast Corp.	6.950%	8/15/37	8,748	12,451
Comcast Corp.	3.900%	3/1/38	5,000	5,540
Comcast Corp.	6.400%	5/15/38	4,604	6,231
Comcast Corp.	4.600%	10/15/38	23,065	27,958
Comcast Corp.	6.550%	7/1/39	3,475	4,806
Comcast Corp.	3.250%	11/1/39	10,200	10,709
Comcast Corp.	6.400%	3/1/40	6,325	8,619
Comcast Corp.	3.750%	4/1/40	6,200	6,805
Comcast Corp.	4.650%	7/15/42	16,336	20,524
Comcast Corp.	4.500%	1/15/43	6,150	7,380
Comcast Corp.	4.600%	8/15/45	14,592	17,880
Comcast Corp.	3.400%	7/15/46	10,915	11,654
Comcast Corp.	4.000%	8/15/47	5,000	5,739
Comcast Corp.	3.969%	11/1/47	14,979	17,295
Comcast Corp.	4.000%	3/1/48	8,875	10,286

Comcast Corp.	4.700%	10/15/48	18,380	23,681
Comcast Corp.	3.999%	11/1/49	22,900	27,148
Comcast Corp.	3.450%	2/1/50	6,100	6,567
Comcast Corp.	4.049%	11/1/52	8,780	10,475
Comcast Corp.	4.950%	10/15/58	21,460	28,632
Crown Castle International Corp.	2.250%	9/1/21	8,608	8,453
Crown Castle International Corp.	4.875%	4/15/22	7,500	7,664
Crown Castle International Corp.	5.250%	1/15/23	10,765	11,262
Crown Castle International Corp.	3.150%	7/15/23	5,525	5,326
Crown Castle International Corp.	3.200%	9/1/24	7,750	7,361
Crown Castle International Corp.	4.450%	2/15/26	10,170	10,603
Crown Castle International Corp.	3.700%	6/15/26	19,130	19,701
Crown Castle International Corp.	4.000%	3/1/27	2,275	2,341
Crown Castle International Corp.	3.650%	9/1/27	10,000	9,902
Crown Castle International Corp.	3.800%	2/15/28	16,200	16,184
Crown Castle International Corp.	3.100%	11/15/29	3,175	3,059
Crown Castle International Corp.	3.300%	7/1/30	2,900	2,876
Crown Castle International Corp.	4.750%	5/15/47	3,200	3,198
Crown Castle International Corp.	5.200%	2/15/49	5,350	5,815
Crown Castle International Corp.	4.150%	7/1/50	2,000	1,978
Deutsche Telekom International Finance BV	8.750%	6/15/30	36,833	50,060
Discovery Communications LLC	4.375%	6/15/21	1,420	1,439
Discovery Communications LLC	3.500%	6/15/22	6,725	6,810
Discovery Communications LLC	2.950%	3/20/23	7,900	7,882
Discovery Communications LLC	3.250%	4/1/23	1,325	1,324
Discovery Communications LLC	3.800%	3/13/24	3,640	3,625
Discovery Communications LLC	3.900%	11/15/24	7,525	7,460
Discovery Communications LLC	3.450%	3/15/25	5,061	4,910
Discovery Communications LLC	3.950%	6/15/25	4,000	3,904
Discovery Communications LLC	4.900%	3/11/26	9,000	9,170
Discovery Communications LLC	3.950%	3/20/28	17,714	17,322
Discovery Communications LLC	4.125%	5/15/29	2,000	1,942
Discovery Communications LLC	5.000%	9/20/37	14,300	14,155
Discovery Communications LLC	6.350%	6/1/40	6,015	6,862
Discovery Communications LLC	4.950%	5/15/42	6,571	6,334
Discovery Communications LLC	4.875%	4/1/43	7,665	7,278
Discovery Communications LLC	5.200%	9/20/47	9,554	9,343
Discovery Communications LLC	5.300%	5/15/49	2,385	2,421
Electronic Arts Inc.	3.700%	3/1/21	10,060	10,139
Electronic Arts Inc.	4.800%	3/1/26	3,090	3,415
6 Fox Corp.	3.666%	1/25/22	5,580	5,711
6 Fox Corp.	4.030%	1/25/24	13,265	13,809
7 Fox Corp.	3.050%	4/7/25	1,500	1,498
6 Fox Corp.	4.709%	1/25/29	12,325	13,476
7 Fox Corp.	3.500%	4/8/30	4,400	4,391
6 Fox Corp.	5.476%	1/25/39	10,800	12,623
6 Fox Corp.	5.576%	1/25/49	9,300	11,200
Grupo Televisa SAB	6.625%	3/18/25	2,025	2,205
Grupo Televisa SAB	4.625%	1/30/26	5,420	5,682
Grupo Televisa SAB	8.500%	3/11/32	275	390
Grupo Televisa SAB	6.625%	1/15/40	4,845	5,554
Grupo Televisa SAB	5.000%	5/13/45	20,160	20,015
Grupo Televisa SAB	5.250%	5/24/49	4,300	4,447
Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,075	1,084
Interpublic Group of Cos. Inc.	3.750%	2/15/23	11,196	10,947
Interpublic Group of Cos. Inc.	4.200%	4/15/24	4,320	4,415
Interpublic Group of Cos. Inc.	4.650%	10/1/28	2,855	2,917

Interpublic Group of Cos. Inc.	4.750%	3/30/30	2,500	2,485
Interpublic Group of Cos. Inc.	5.400%	10/1/48	5,000	5,271
Koninklijke KPN NV	8.375%	10/1/30	5,000	6,421
Moody's Corp.	3.250%	6/7/21	1,900	1,904
Moody's Corp.	2.750%	12/15/21	2,884	2,845
Moody's Corp.	4.500%	9/1/22	4,908	5,012
Moody's Corp.	4.875%	2/15/24	7,965	8,597
Moody's Corp.	5.250%	7/15/44	5,515	6,818
NBCUniversal Media LLC	2.875%	1/15/23	24,149	24,936
NBCUniversal Media LLC	6.400%	4/30/40	6,300	9,390
NBCUniversal Media LLC	5.950%	4/1/41	3,395	4,698
NBCUniversal Media LLC	4.450%	1/15/43	4,500	5,374
Omnicom Group Inc.	2.450%	4/30/30	7,100	6,652
Omnicom Group Inc.	4.200%	6/1/30	5,200	5,387
Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	12,051	12,234
Omnicom Group Inc. / Omnicom Capital Inc.	3.650%	11/1/24	7,375	7,531
Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	12,675	12,633
Orange SA	4.125%	9/14/21	14,622	14,870
Orange SA	9.000%	3/1/31	16,090	24,414
Orange SA	5.375%	1/13/42	11,690	14,716
Orange SA	5.500%	2/6/44	4,770	6,173
RELX Capital Inc.	3.500%	3/16/23	6,300	6,562
RELX Capital Inc.	4.000%	3/18/29	4,000	4,203
Rogers Communications Inc.	3.000%	3/15/23	5,000	5,103
Rogers Communications Inc.	4.100%	10/1/23	6,400	6,835
Rogers Communications Inc.	3.625%	12/15/25	5,435	5,740
Rogers Communications Inc.	2.900%	11/15/26	1,500	1,515
Rogers Communications Inc.	7.500%	8/15/38	300	456
Rogers Communications Inc.	4.500%	3/15/43	7,615	8,561
Rogers Communications Inc.	5.000%	3/15/44	5,000	6,038
Rogers Communications Inc.	4.300%	2/15/48	5,000	5,682
Rogers Communications Inc.	4.350%	5/1/49	14,050	15,896
Rogers Communications Inc.	3.700%	11/15/49	2,400	2,477
S&P Global Inc.	4.000%	6/15/25	6,225	6,556
S&P Global Inc.	4.400%	2/15/26	8,100	8,807
S&P Global Inc.	2.500%	12/1/29	5,300	5,175
S&P Global Inc.	4.500%	5/15/48	3,700	4,684
S&P Global Inc.	3.250%	12/1/49	5,500	5,478
TCI Communications Inc.	7.875%	2/15/26	1,675	2,119
TCI Communications Inc.	7.125%	2/15/28	725	959
Telefonica Emisiones SAU	4.570%	4/27/23	5,875	6,048
Telefonica Emisiones SAU	4.103%	3/8/27	17,275	17,909
Telefonica Emisiones SAU	7.045%	6/20/36	15,972	19,966
Telefonica Emisiones SAU	4.665%	3/6/38	5,670	5,708
Telefonica Emisiones SAU	5.213%	3/8/47	16,635	18,694
Telefonica Emisiones SAU	4.895%	3/6/48	9,400	9,801
Telefonica Emisiones SAU	5.520%	3/1/49	9,550	10,493
Telefonica Europe BV	8.250%	9/15/30	8,362	12,022
TELUS Corp.	2.800%	2/16/27	8,525	8,739
TELUS Corp.	4.300%	6/15/49	5,300	5,584
Thomson Reuters Corp.	4.300%	11/23/23	4,515	4,661
Thomson Reuters Corp.	3.350%	5/15/26	5,310	5,254
Thomson Reuters Corp.	5.500%	8/15/35	3,075	3,682
Thomson Reuters Corp.	5.850%	4/15/40	4,111	4,913
Thomson Reuters Corp.	5.650%	11/23/43	2,750	3,277
Time Warner Cable LLC	4.000%	9/1/21	10,125	10,151
Time Warner Cable LLC	6.550%	5/1/37	14,905	17,531

Time Warner Cable LLC	7.300%	7/1/38	10,248	12,623
Time Warner Cable LLC	6.750%	6/15/39	8,092	9,241
Time Warner Cable LLC	5.875%	11/15/40	7,215	7,625
Time Warner Cable LLC	5.500%	9/1/41	9,070	9,574
Time Warner Cable LLC	4.500%	9/15/42	9,460	8,924
Time Warner Entertainment Co. LP	8.375%	7/15/33	4,175	5,516
TWDC Enterprises 18 Corp.	2.950%	6/15/27	250	259
Verizon Communications Inc.	3.450%	3/15/21	6,775	6,872
Verizon Communications Inc.	4.600%	4/1/21	7,860	8,052
Verizon Communications Inc.	2.946%	3/15/22	8,253	8,426
Verizon Communications Inc.	3.125%	3/16/22	15,540	15,983
Verizon Communications Inc.	2.450%	11/1/22	11,550	11,642
Verizon Communications Inc.	5.150%	9/15/23	20,905	23,337
Verizon Communications Inc.	3.500%	11/1/24	14,266	15,194
Verizon Communications Inc.	3.376%	2/15/25	20,500	21,971
Verizon Communications Inc.	2.625%	8/15/26	17,800	18,332
Verizon Communications Inc.	4.125%	3/16/27	28,725	32,215
Verizon Communications Inc.	4.329%	9/21/28	42,914	49,494
Verizon Communications Inc.	4.016%	12/3/29	31,264	35,220
Verizon Communications Inc.	3.150%	3/22/30	6,135	6,607
Verizon Communications Inc.	4.500%	8/10/33	30,744	36,963
Verizon Communications Inc.	4.400%	11/1/34	28,630	33,492
Verizon Communications Inc.	4.272%	1/15/36	18,651	21,802
Verizon Communications Inc.	5.250%	3/16/37	23,230	29,685
Verizon Communications Inc.	4.812%	3/15/39	11,235	13,826
Verizon Communications Inc.	4.750%	11/1/41	7,350	8,558
Verizon Communications Inc.	3.850%	11/1/42	7,974	8,868
Verizon Communications Inc.	4.125%	8/15/46	6,330	7,334
Verizon Communications Inc.	4.862%	8/21/46	36,320	47,268
Verizon Communications Inc.	4.522%	9/15/48	30,867	38,813
Verizon Communications Inc.	5.012%	4/15/49	19,268	25,859
Verizon Communications Inc.	4.000%	3/22/50	10,350	12,289
Verizon Communications Inc.	4.672%	3/15/55	24,000	30,576
ViacomCBS Inc.	3.875%	12/15/21	9,090	8,890
ViacomCBS Inc.	3.375%	3/1/22	1,000	995
ViacomCBS Inc.	2.500%	2/15/23	8,650	8,120
ViacomCBS Inc.	2.900%	6/1/23	3,550	3,352
ViacomCBS Inc.	4.250%	9/1/23	21,450	21,872
ViacomCBS Inc.	3.875%	4/1/24	4,989	4,983
ViacomCBS Inc.	3.700%	8/15/24	5,125	5,160
ViacomCBS Inc.	3.500%	1/15/25	4,825	4,639
ViacomCBS Inc.	4.750%	5/15/25	5,000	4,988
ViacomCBS Inc.	4.000%	1/15/26	3,000	3,076
ViacomCBS Inc.	2.900%	1/15/27	17,869	17,263
ViacomCBS Inc.	3.375%	2/15/28	4,075	3,659
ViacomCBS Inc.	3.700%	6/1/28	7,919	7,553
ViacomCBS Inc.	4.950%	1/15/31	14,000	13,780
ViacomCBS Inc.	5.500%	5/15/33	3,700	3,596
ViacomCBS Inc.	6.875%	4/30/36	4,610	5,217
ViacomCBS Inc.	5.900%	10/15/40	2,525	2,419
ViacomCBS Inc.	4.850%	7/1/42	10,293	8,725
ViacomCBS Inc.	4.375%	3/15/43	7,340	6,462
ViacomCBS Inc.	5.850%	9/1/43	14,770	15,194
ViacomCBS Inc.	4.900%	8/15/44	5,040	4,449
Vodafone Group plc	3.750%	1/16/24	21,250	21,760
Vodafone Group plc	4.125%	5/30/25	13,125	13,918
Vodafone Group plc	4.375%	5/30/28	21,955	23,086

Vodafone Group plc	7.875%	2/15/30	1,163	1,453
Vodafone Group plc	6.250%	11/30/32	5,145	5,872
Vodafone Group plc	6.150%	2/27/37	2,495	2,884
Vodafone Group plc	5.000%	5/30/38	19,219	21,350
Vodafone Group plc	4.375%	2/19/43	13,155	13,603
Vodafone Group plc	5.250%	5/30/48	24,410	29,600
Vodafone Group plc	4.875%	6/19/49	12,949	14,292
Vodafone Group plc	4.250%	9/17/50	13,265	13,486
Walt Disney Co.	2.550%	2/15/22	2,950	2,976
Walt Disney Co.	2.450%	3/4/22	3,000	3,046
Walt Disney Co.	3.000%	9/15/22	22,439	23,169
Walt Disney Co.	2.350%	12/1/22	2,300	2,340
Walt Disney Co.	1.750%	8/30/24	1,230	1,239
Walt Disney Co.	3.700%	9/15/24	10,176	10,963
Walt Disney Co.	3.350%	3/24/25	3,700	4,033
Walt Disney Co.	3.150%	9/17/25	3,800	3,822
Walt Disney Co.	3.700%	10/15/25	4,810	5,223
Walt Disney Co.	3.000%	2/13/26	8,285	8,623
Walt Disney Co.	1.850%	7/30/26	7,720	7,627
Walt Disney Co.	3.375%	11/15/26	8,060	8,520
Walt Disney Co.	2.000%	9/1/29	15,400	15,013
Walt Disney Co.	3.800%	3/22/30	3,420	3,835
Walt Disney Co.	7.000%	3/1/32	2,925	4,237
Walt Disney Co.	6.550%	3/15/33	2,415	3,152
Walt Disney Co.	6.200%	12/15/34	8,795	11,942
Walt Disney Co.	6.400%	12/15/35	12,950	18,341
Walt Disney Co.	6.150%	3/1/37	14,208	18,524
Walt Disney Co.	6.650%	11/15/37	6,876	9,964
Walt Disney Co.	4.625%	3/23/40	3,010	3,691
Walt Disney Co.	4.375%	8/16/41	3,310	3,689
Walt Disney Co.	4.125%	12/1/41	11,701	13,144
Walt Disney Co.	3.700%	12/1/42	8,195	8,379
Walt Disney Co.	5.400%	10/1/43	6,133	8,164
Walt Disney Co.	4.750%	9/15/44	11,795	14,643
Walt Disney Co.	2.750%	9/1/49	9,750	9,578
Walt Disney Co.	4.700%	3/23/50	7,745	10,120
Weibo Corp.	3.500%	7/5/24	6,875	6,796
WPP Finance 2010	3.625%	9/7/22	4,400	4,376
WPP Finance 2010	3.750%	9/19/24	4,490	4,530

Consumer Cyclical (1.6%)
Advance Auto Parts Inc.	4.500%	1/15/22	325	331
Advance Auto Parts Inc.	4.500%	12/1/23	1,850	1,910
Alibaba Group Holding Ltd.	3.125%	11/28/21	10,185	10,269
Alibaba Group Holding Ltd.	2.800%	6/6/23	6,625	6,680
Alibaba Group Holding Ltd.	3.600%	11/28/24	4,890	5,154
Alibaba Group Holding Ltd.	3.400%	12/6/27	17,025	18,122
Alibaba Group Holding Ltd.	4.500%	11/28/34	5,710	6,705
Alibaba Group Holding Ltd.	4.000%	12/6/37	10,760	12,133
Alibaba Group Holding Ltd.	4.200%	12/6/47	11,375	13,687
Alibaba Group Holding Ltd.	4.400%	12/6/57	9,000	12,125
Amazon.com Inc.	3.300%	12/5/21	7,999	8,270
Amazon.com Inc.	2.500%	11/29/22	2,505	2,584
Amazon.com Inc.	2.400%	2/22/23	14,620	15,210
Amazon.com Inc.	3.800%	12/5/24	3,301	3,657
Amazon.com Inc.	5.200%	12/3/25	7,460	8,875
Amazon.com Inc.	3.150%	8/22/27	22,705	24,952

Amazon.com Inc.	4.800%	12/5/34	12,070	15,700
Amazon.com Inc.	3.875%	8/22/37	27,490	32,873
Amazon.com Inc.	4.950%	12/5/44	10,960	15,234
Amazon.com Inc.	4.050%	8/22/47	20,330	26,057
Amazon.com Inc.	4.250%	8/22/57	19,075	25,825
American Honda Finance Corp.	1.650%	7/12/21	4,450	4,400
American Honda Finance Corp.	1.700%	9/9/21	16,925	16,645
American Honda Finance Corp.	3.375%	12/10/21	3,500	3,526
American Honda Finance Corp.	1.950%	5/20/22	5,640	5,546
American Honda Finance Corp.	2.200%	6/27/22	6,250	6,133
American Honda Finance Corp.	2.600%	11/16/22	4,825	4,774
American Honda Finance Corp.	1.950%	5/10/23	20,000	19,600
American Honda Finance Corp.	3.450%	7/14/23	4,130	4,213
American Honda Finance Corp.	3.625%	10/10/23	4,175	4,281
American Honda Finance Corp.	2.900%	2/16/24	6,100	6,141
American Honda Finance Corp.	2.400%	6/27/24	4,200	4,141
American Honda Finance Corp.	2.150%	9/10/24	6,000	5,857
American Honda Finance Corp.	2.300%	9/9/26	3,650	3,488
American Honda Finance Corp.	2.350%	1/8/27	4,300	4,068
American Honda Finance Corp.	3.500%	2/15/28	2,000	2,014
Aptiv Corp.	4.150%	3/15/24	8,355	8,165
Aptiv plc	4.250%	1/15/26	2,550	2,581
Aptiv plc	4.350%	3/15/29	1,400	1,313
Aptiv plc	4.400%	10/1/46	4,825	3,833
Aptiv plc	5.400%	3/15/49	3,390	3,085
Automatic Data Processing Inc.	3.375%	9/15/25	8,850	9,340
AutoNation Inc.	3.500%	11/15/24	2,300	2,230
AutoNation Inc.	4.500%	10/1/25	9,905	9,657
AutoNation Inc.	3.800%	11/15/27	6,075	5,965
AutoZone Inc.	2.500%	4/15/21	1,125	1,120
AutoZone Inc.	3.700%	4/15/22	8,325	8,571
AutoZone Inc.	2.875%	1/15/23	3,080	3,122
AutoZone Inc.	3.125%	4/18/24	1,900	1,970
AutoZone Inc.	3.250%	4/15/25	7,940	7,900
AutoZone Inc.	3.125%	4/21/26	5,200	5,369
AutoZone Inc.	3.750%	6/1/27	5,500	5,525
AutoZone Inc.	3.750%	4/18/29	3,665	3,722
Best Buy Co. Inc.	5.500%	3/15/21	650	663
Best Buy Co. Inc.	4.450%	10/1/28	9,000	9,251
Block Financial LLC	5.500%	11/1/22	5,000	5,010
Block Financial LLC	5.250%	10/1/25	13,075	12,737
Booking Holdings Inc.	2.750%	3/15/23	2,275	2,257
Booking Holdings Inc.	3.650%	3/15/25	7,850	7,889
Booking Holdings Inc.	3.600%	6/1/26	11,245	11,277
Booking Holdings Inc.	3.550%	3/15/28	170	173
BorgWarner Inc.	3.375%	3/15/25	2,763	2,716
BorgWarner Inc.	4.375%	3/15/45	3,765	3,684
Costco Wholesale Corp.	2.150%	5/18/21	8,000	8,067
Costco Wholesale Corp.	2.250%	2/15/22	4,800	4,790
Costco Wholesale Corp.	2.300%	5/18/22	7,875	8,012
Costco Wholesale Corp.	2.750%	5/18/24	10,000	10,491
Costco Wholesale Corp.	3.000%	5/18/27	6,407	6,949
Cummins Inc.	3.650%	10/1/23	2,790	2,960
Cummins Inc.	7.125%	3/1/28	100	127
Cummins Inc.	4.875%	10/1/43	7,190	8,496
Daimler Finance North America LLC	8.500%	1/18/31	8,820	12,154
Darden Restaurants Inc.	3.850%	5/1/27	4,275	3,929

Darden Restaurants Inc.	4.550%	2/15/48	3,850	2,998
Dollar General Corp.	3.250%	4/15/23	9,468	9,596
Dollar General Corp.	4.150%	11/1/25	7,100	7,212
Dollar General Corp.	3.875%	4/15/27	5,525	5,600
Dollar General Corp.	4.125%	5/1/28	4,400	4,674
Dollar Tree Inc.	3.700%	5/15/23	4,500	4,580
Dollar Tree Inc.	4.000%	5/15/25	10,615	10,921
Dollar Tree Inc.	4.200%	5/15/28	6,270	6,393
DR Horton Inc.	2.550%	12/1/20	875	871
DR Horton Inc.	4.375%	9/15/22	3,800	3,768
DR Horton Inc.	4.750%	2/15/23	3,675	3,673
DR Horton Inc.	5.750%	8/15/23	4,050	4,103
DR Horton Inc.	2.500%	10/15/24	5,030	4,697
eBay Inc.	2.875%	8/1/21	5,675	5,621
eBay Inc.	3.800%	3/9/22	5,675	5,775
eBay Inc.	2.600%	7/15/22	5,030	5,043
eBay Inc.	2.750%	1/30/23	7,400	7,271
eBay Inc.	1.900%	3/11/25	4,375	4,126
eBay Inc.	2.700%	3/11/30	4,375	3,986
Expedia Group Inc.	5.000%	2/15/26	5,315	4,810
Expedia Group Inc.	3.800%	2/15/28	5,870	5,188
Expedia Group Inc.	3.250%	2/15/30	6,355	5,180
Ford Holdings LLC	9.300%	3/1/30	1,175	1,002
Ford Motor Co.	4.346%	12/8/26	9,000	6,930
Ford Motor Co.	6.375%	2/1/29	2,565	1,848
Ford Motor Co.	7.450%	7/16/31	4,335	3,121
Ford Motor Co.	4.750%	1/15/43	8,860	4,430
Ford Motor Credit Co. LLC	3.336%	3/18/21	7,800	7,449
Ford Motor Credit Co. LLC	5.875%	8/2/21	6,845	6,707
Ford Motor Credit Co. LLC	3.350%	11/1/22	13,000	12,117
Ford Motor Credit Co. LLC	3.087%	1/9/23	9,997	8,995
Ford Motor Credit Co. LLC	4.063%	11/1/24	1,150	1,043
General Motors Co.	4.875%	10/2/23	20,533	18,285
General Motors Co.	4.000%	4/1/25	11,489	9,679
General Motors Co.	4.200%	10/1/27	1,500	1,242
General Motors Co.	5.000%	10/1/28	6,075	5,227
General Motors Co.	5.000%	4/1/35	5,805	4,258
General Motors Co.	6.600%	4/1/36	7,336	6,380
General Motors Co.	5.150%	4/1/38	8,115	5,934
General Motors Co.	6.250%	10/2/43	11,550	9,167
General Motors Co.	5.200%	4/1/45	9,713	7,455
General Motors Co.	6.750%	4/1/46	5,965	4,772
General Motors Co.	5.400%	4/1/48	5,600	3,976
General Motors Co.	5.950%	4/1/49	2,850	2,184
General Motors Financial Co. Inc.	4.200%	3/1/21	8,065	7,731
General Motors Financial Co. Inc.	3.550%	4/9/21	6,550	6,262
General Motors Financial Co. Inc.	3.200%	7/6/21	14,317	13,439
General Motors Financial Co. Inc.	4.375%	9/25/21	3,440	3,224
General Motors Financial Co. Inc.	4.200%	11/6/21	4,050	3,850
General Motors Financial Co. Inc.	3.450%	1/14/22	6,765	6,323
General Motors Financial Co. Inc.	3.450%	4/10/22	20,089	18,626
General Motors Financial Co. Inc.	3.150%	6/30/22	3,225	2,911
General Motors Financial Co. Inc.	3.550%	7/8/22	10,000	9,296
General Motors Financial Co. Inc.	3.250%	1/5/23	1,175	1,057
General Motors Financial Co. Inc.	3.700%	5/9/23	9,930	8,921
General Motors Financial Co. Inc.	4.250%	5/15/23	9,768	8,835
General Motors Financial Co. Inc.	4.150%	6/19/23	8,000	7,274

General Motors Financial Co. Inc.	5.100%	1/17/24	12,371	11,374
General Motors Financial Co. Inc.	3.950%	4/13/24	3,703	3,359
General Motors Financial Co. Inc.	3.500%	11/7/24	17,065	14,961
General Motors Financial Co. Inc.	4.000%	1/15/25	7,278	6,464
General Motors Financial Co. Inc.	2.900%	2/26/25	10,605	9,076
General Motors Financial Co. Inc.	4.350%	4/9/25	10,600	9,202
General Motors Financial Co. Inc.	4.300%	7/13/25	125	109
General Motors Financial Co. Inc.	5.250%	3/1/26	4,900	4,323
General Motors Financial Co. Inc.	4.000%	10/6/26	5,475	4,474
General Motors Financial Co. Inc.	4.350%	1/17/27	18,050	14,903
General Motors Financial Co. Inc.	3.850%	1/5/28	4,375	3,588
General Motors Financial Co. Inc.	5.650%	1/17/29	4,075	3,553
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	5,000	4,565
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	9,354	8,681
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	8,406	7,513
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	750	664
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	5,225	4,455
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/30	5,750	4,406
Harley-Davidson Inc.	4.625%	7/28/45	2,685	2,566
Harman International Industries Inc.	4.150%	5/15/25	3,475	3,649
Home Depot Inc.	2.000%	4/1/21	5,975	5,981
Home Depot Inc.	4.400%	4/1/21	10,425	10,607
Home Depot Inc.	3.250%	3/1/22	3,000	3,099
Home Depot Inc.	2.625%	6/1/22	8,494	8,661
Home Depot Inc.	2.700%	4/1/23	3,300	3,404
Home Depot Inc.	3.750%	2/15/24	1,934	2,039
Home Depot Inc.	3.000%	4/1/26	11,400	12,071
Home Depot Inc.	2.500%	4/15/27	9,115	9,291
Home Depot Inc.	2.800%	9/14/27	5,480	5,678
Home Depot Inc.	3.900%	12/6/28	2,190	2,443
Home Depot Inc.	2.950%	6/15/29	11,430	11,844
Home Depot Inc.	2.700%	4/15/30	14,750	15,034
Home Depot Inc.	5.875%	12/16/36	26,456	37,509
Home Depot Inc.	3.300%	4/15/40	20,000	20,494
Home Depot Inc.	5.950%	4/1/41	6,630	9,271
Home Depot Inc.	4.200%	4/1/43	8,125	9,332
Home Depot Inc.	4.875%	2/15/44	136	169
Home Depot Inc.	4.400%	3/15/45	7,525	8,807
Home Depot Inc.	4.250%	4/1/46	11,580	13,747
Home Depot Inc.	3.900%	6/15/47	8,680	9,850
Home Depot Inc.	4.500%	12/6/48	6,095	7,600
Home Depot Inc.	3.125%	12/15/49	6,055	6,103
Home Depot Inc.	3.350%	4/15/50	10,000	10,420
Home Depot Inc.	3.500%	9/15/56	5,195	5,194
Hyatt Hotels Corp.	3.375%	7/15/23	4,185	3,861
Hyatt Hotels Corp.	4.850%	3/15/26	2,125	2,061
Hyatt Hotels Corp.	4.375%	9/15/28	3,805	3,501
IHS Markit Ltd.	3.625%	5/1/24	7,000	6,930
IHS Markit Ltd.	4.750%	8/1/28	8,865	9,175
IHS Markit Ltd.	4.250%	5/1/29	4,200	4,273
JD.com Inc.	3.125%	4/29/21	796	802
JD.com Inc.	3.875%	4/29/26	4,077	4,236
JD.com Inc.	3.375%	1/14/30	3,100	3,115
JD.com Inc.	4.125%	1/14/50	2,100	2,145
Kohl's Corp.	3.250%	2/1/23	1,700	1,590
Kohl's Corp.	4.750%	12/15/23	1,062	1,026
Kohl's Corp.	4.250%	7/17/25	6,577	5,688

Kohl's Corp.	5.550%	7/17/45	4,075	2,778
Las Vegas Sands Corp.	3.200%	8/8/24	7,730	6,976
Las Vegas Sands Corp.	2.900%	6/25/25	4,560	3,979
Las Vegas Sands Corp.	3.500%	8/18/26	6,430	5,883
Las Vegas Sands Corp.	3.900%	8/8/29	3,200	2,792
Lear Corp.	4.250%	5/15/29	6,850	6,059
Lear Corp.	3.500%	5/30/30	3,800	3,269
Lear Corp.	5.250%	5/15/49	5,690	4,873
Lowe's Cos. Inc.	3.750%	4/15/21	3,745	3,797
Lowe's Cos. Inc.	3.800%	11/15/21	2,675	2,661
Lowe's Cos. Inc.	3.120%	4/15/22	1,875	1,862
Lowe's Cos. Inc.	3.875%	9/15/23	3,844	3,991
Lowe's Cos. Inc.	3.125%	9/15/24	2,900	2,958
Lowe's Cos. Inc.	3.375%	9/15/25	12,835	13,145
Lowe's Cos. Inc.	2.500%	4/15/26	19,425	19,223
Lowe's Cos. Inc.	3.100%	5/3/27	2,800	2,810
Lowe's Cos. Inc.	6.500%	3/15/29	267	327
Lowe's Cos. Inc.	3.650%	4/5/29	4,080	4,210
Lowe's Cos. Inc.	4.650%	4/15/42	7,075	7,750
Lowe's Cos. Inc.	4.250%	9/15/44	1,950	1,925
Lowe's Cos. Inc.	4.375%	9/15/45	6,075	6,304
Lowe's Cos. Inc.	3.700%	4/15/46	10,025	9,485
Lowe's Cos. Inc.	4.050%	5/3/47	10,622	10,587
Lowe's Cos. Inc.	4.550%	4/5/49	5,120	5,864
Macy's Retail Holdings Inc.	3.450%	1/15/21	2,665	2,139
Macy's Retail Holdings Inc.	2.875%	2/15/23	4,453	3,206
Magna International Inc.	3.625%	6/15/24	9,445	8,737
Magna International Inc.	4.150%	10/1/25	2,775	2,635
Marriott International Inc.	2.875%	3/1/21	2,500	2,334
Marriott International Inc.	3.125%	10/15/21	4,825	4,355
Marriott International Inc.	3.250%	9/15/22	3,525	3,230
Marriott International Inc.	3.750%	3/15/25	7,359	6,586
Marriott International Inc.	3.750%	10/1/25	2,190	2,039
Marriott International Inc.	3.125%	6/15/26	1,080	967
Mastercard Inc.	2.000%	11/21/21	5,230	5,267
Mastercard Inc.	3.375%	4/1/24	13,320	14,130
Mastercard Inc.	2.000%	3/3/25	20,320	20,755
Mastercard Inc.	2.950%	11/21/26	7,800	8,306
Mastercard Inc.	3.500%	2/26/28	7,670	8,304
Mastercard Inc.	2.950%	6/1/29	6,575	7,023
Mastercard Inc.	3.800%	11/21/46	4,350	5,006
Mastercard Inc.	3.950%	2/26/48	5,030	5,931
Mastercard Inc.	3.650%	6/1/49	2,030	2,298
Mastercard Inc.	3.850%	3/26/50	6,725	8,210
McDonald's Corp.	3.625%	5/20/21	1,750	1,782
McDonald's Corp.	2.625%	1/15/22	6,265	6,369
McDonald's Corp.	3.350%	4/1/23	10,775	11,131
McDonald's Corp.	3.375%	5/26/25	11,405	11,780
McDonald's Corp.	3.300%	7/1/25	3,000	3,106
McDonald's Corp.	3.700%	1/30/26	22,340	23,605
McDonald's Corp.	3.500%	3/1/27	6,760	6,896
McDonald's Corp.	3.500%	7/1/27	4,000	4,218
McDonald's Corp.	3.800%	4/1/28	3,133	3,260
McDonald's Corp.	2.625%	9/1/29	960	934
McDonald's Corp.	3.600%	7/1/30	5,000	5,274
McDonald's Corp.	4.700%	12/9/35	7,900	8,923
McDonald's Corp.	6.300%	10/15/37	425	553

McDonald's Corp.	6.300%	3/1/38	3,925	4,983
McDonald's Corp.	5.700%	2/1/39	5,175	6,194
McDonald's Corp.	3.700%	2/15/42	4,175	4,182
McDonald's Corp.	3.625%	5/1/43	4,300	4,178
McDonald's Corp.	4.600%	5/26/45	6,860	7,676
McDonald's Corp.	4.875%	12/9/45	15,500	18,317
McDonald's Corp.	4.450%	3/1/47	7,890	8,573
McDonald's Corp.	4.450%	9/1/48	7,755	8,576
McDonald's Corp.	3.625%	9/1/49	3,000	3,039
McDonald's Corp.	4.200%	4/1/50	4,000	4,454
NIKE Inc.	2.250%	5/1/23	625	632
NIKE Inc.	2.400%	3/27/25	4,125	4,295
NIKE Inc.	2.375%	11/1/26	11,270	11,524
NIKE Inc.	2.750%	3/27/27	4,000	4,179
NIKE Inc.	2.850%	3/27/30	3,000	3,169
NIKE Inc.	3.250%	3/27/40	5,000	5,217
NIKE Inc.	3.625%	5/1/43	6,025	6,629
NIKE Inc.	3.875%	11/1/45	10,575	12,866
NIKE Inc.	3.375%	11/1/46	4,125	4,288
NIKE Inc.	3.375%	3/27/50	6,000	6,589
Nordstrom Inc.	4.000%	10/15/21	5,315	5,049
Nordstrom Inc.	4.000%	3/15/27	5,825	4,714
Nordstrom Inc.	6.950%	3/15/28	1,540	1,500
Nordstrom Inc.	4.375%	4/1/30	4,818	3,776
Nordstrom Inc.	5.000%	1/15/44	3,845	2,698
NVR Inc.	3.950%	9/15/22	16,588	16,591
O'Reilly Automotive Inc.	4.625%	9/15/21	125	127
O'Reilly Automotive Inc.	3.800%	9/1/22	4,979	5,032
O'Reilly Automotive Inc.	3.850%	6/15/23	7,025	7,185
O'Reilly Automotive Inc.	3.550%	3/15/26	1,525	1,538
O'Reilly Automotive Inc.	3.600%	9/1/27	11,795	11,854
O'Reilly Automotive Inc.	4.350%	6/1/28	1,675	1,740
O'Reilly Automotive Inc.	4.200%	4/1/30	3,000	3,103
PACCAR Financial Corp.	2.250%	2/25/21	1,500	1,500
PACCAR Financial Corp.	2.800%	3/1/21	3,300	3,318
PACCAR Financial Corp.	3.150%	8/9/21	4,000	3,979
PACCAR Financial Corp.	2.850%	3/1/22	1,500	1,475
PACCAR Financial Corp.	2.650%	5/10/22	5,000	4,892
PACCAR Financial Corp.	2.300%	8/10/22	2,300	2,239
PACCAR Financial Corp.	2.000%	9/26/22	1,000	981
PACCAR Financial Corp.	3.400%	8/9/23	7,000	6,804
PACCAR Financial Corp.	2.150%	8/15/24	3,500	3,293
PACCAR Financial Corp.	1.800%	2/6/25	2,800	2,638
QVC Inc.	5.125%	7/2/22	3,510	2,913
QVC Inc.	4.375%	3/15/23	5,100	4,890
QVC Inc.	4.850%	4/1/24	5,315	4,584
QVC Inc.	4.450%	2/15/25	1,150	977
QVC Inc.	4.750%	2/15/27	4,000	3,545
QVC Inc.	5.450%	8/15/34	825	633
QVC Inc.	5.950%	3/15/43	4,050	2,754
Ralph Lauren Corp.	3.750%	9/15/25	3,850	4,000
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	3,750	2,728
Royal Caribbean Cruises Ltd.	3.700%	3/15/28	5,725	3,600
Sands China Ltd.	4.600%	8/8/23	15,935	16,254
Sands China Ltd.	5.125%	8/8/25	13,800	13,800
Sands China Ltd.	5.400%	8/8/28	13,950	13,078
Starbucks Corp.	2.700%	6/15/22	2,920	2,959

Starbucks Corp.	3.100%	3/1/23	11,735	11,949
Starbucks Corp.	3.850%	10/1/23	5,150	5,371
Starbucks Corp.	3.800%	8/15/25	580	616
Starbucks Corp.	2.450%	6/15/26	11,585	11,472
Starbucks Corp.	3.500%	3/1/28	5,575	5,761
Starbucks Corp.	4.000%	11/15/28	7,100	7,553
Starbucks Corp.	3.550%	8/15/29	4,950	5,197
Starbucks Corp.	4.300%	6/15/45	1,800	1,915
Starbucks Corp.	4.500%	11/15/48	14,375	16,020
Tapestry Inc.	3.000%	7/15/22	2,850	2,877
Tapestry Inc.	4.250%	4/1/25	3,746	3,843
Tapestry Inc.	4.125%	7/15/27	6,520	5,555
Target Corp.	2.900%	1/15/22	9,305	9,479
Target Corp.	3.500%	7/1/24	9,386	10,020
Target Corp.	2.250%	4/15/25	1,800	1,833
Target Corp.	2.500%	4/15/26	4,290	4,393
Target Corp.	3.375%	4/15/29	6,750	7,316
Target Corp.	2.350%	2/15/30	3,730	3,782
Target Corp.	2.650%	9/15/30	2,000	2,053
Target Corp.	6.350%	11/1/32	2,180	2,894
Target Corp.	6.500%	10/15/37	5,208	7,424
Target Corp.	7.000%	1/15/38	3,725	5,540
Target Corp.	4.000%	7/1/42	5,800	6,801
Target Corp.	3.625%	4/15/46	7,865	8,815
TJX Cos. Inc.	2.750%	6/15/21	17,825	17,882
TJX Cos. Inc.	2.500%	5/15/23	5,798	5,815
TJX Cos. Inc.	3.500%	4/15/25	3,000	3,068
TJX Cos. Inc.	2.250%	9/15/26	10,275	9,853
TJX Cos. Inc.	3.750%	4/15/27	2,000	2,053
TJX Cos. Inc.	3.875%	4/15/30	3,000	3,102
TJX Cos. Inc.	4.500%	4/15/50	3,000	3,259
Toyota Motor Corp.	3.183%	7/20/21	7,000	7,079
Toyota Motor Corp.	2.157%	7/2/22	5,485	5,444
Toyota Motor Corp.	3.419%	7/20/23	8,500	8,679
Toyota Motor Corp.	2.358%	7/2/24	11,015	11,015
Toyota Motor Credit Corp.	1.900%	4/8/21	15,771	15,850
Toyota Motor Credit Corp.	2.950%	4/13/21	11,565	11,605
Toyota Motor Credit Corp.	3.400%	9/15/21	7,019	7,137
Toyota Motor Credit Corp.	1.800%	10/7/21	3,400	3,413
Toyota Motor Credit Corp.	2.600%	1/11/22	8,300	8,319
Toyota Motor Credit Corp.	3.300%	1/12/22	9,650	9,762
Toyota Motor Credit Corp.	2.650%	4/12/22	6,750	6,801
Toyota Motor Credit Corp.	2.800%	7/13/22	1,065	1,071
Toyota Motor Credit Corp.	2.150%	9/8/22	12,100	12,011
Toyota Motor Credit Corp.	2.625%	1/10/23	1,725	1,727
Toyota Motor Credit Corp.	2.700%	1/11/23	3,950	3,942
Toyota Motor Credit Corp.	2.250%	10/18/23	4,050	3,974
Toyota Motor Credit Corp.	3.350%	1/8/24	200	207
Toyota Motor Credit Corp.	2.900%	4/17/24	4,600	4,645
Toyota Motor Credit Corp.	1.800%	2/13/25	5,065	4,895
Toyota Motor Credit Corp.	3.400%	4/14/25	3,025	3,094
Toyota Motor Credit Corp.	3.200%	1/11/27	6,590	6,737
Toyota Motor Credit Corp.	3.050%	1/11/28	13,475	13,493
Toyota Motor Credit Corp.	3.650%	1/8/29	3,475	3,597
Toyota Motor Credit Corp.	2.150%	2/13/30	9,575	8,897
Visa Inc.	2.150%	9/15/22	8,000	8,147
Visa Inc.	2.800%	12/14/22	16,775	17,466

Visa Inc.	3.150%	12/14/25	21,207	23,094
Visa Inc.	1.900%	4/15/27	7,800	7,778
Visa Inc.	2.750%	9/15/27	8,550	8,887
Visa Inc.	2.050%	4/15/30	5,150	5,143
Visa Inc.	4.150%	12/14/35	17,330	21,773
Visa Inc.	2.700%	4/15/40	5,400	5,360
Visa Inc.	4.300%	12/14/45	24,960	31,285
Visa Inc.	3.650%	9/15/47	6,950	7,759
Walgreen Co.	3.100%	9/15/22	7,185	7,197
Walgreen Co.	4.400%	9/15/42	4,276	4,176
Walgreens Boots Alliance Inc.	3.300%	11/18/21	6,250	6,346
Walgreens Boots Alliance Inc.	3.800%	11/18/24	10,800	11,128
Walgreens Boots Alliance Inc.	3.450%	6/1/26	15,555	15,459
Walgreens Boots Alliance Inc.	4.800%	11/18/44	11,865	11,660
Walgreens Boots Alliance Inc.	4.650%	6/1/46	6,095	5,193
Walmart Inc.	3.125%	6/23/21	14,000	14,295
Walmart Inc.	2.350%	12/15/22	11,040	11,371
Walmart Inc.	2.550%	4/11/23	12,735	13,169
Walmart Inc.	3.400%	6/26/23	12,475	13,274
Walmart Inc.	3.300%	4/22/24	16,600	17,777
Walmart Inc.	2.850%	7/8/24	16,905	17,555
Walmart Inc.	2.650%	12/15/24	16,122	16,825
Walmart Inc.	3.550%	6/26/25	17,070	18,629
Walmart Inc.	3.050%	7/8/26	8,035	8,648
Walmart Inc.	5.875%	4/5/27	8,160	10,015
Walmart Inc.	3.700%	6/26/28	5,525	6,185
Walmart Inc.	3.250%	7/8/29	11,100	12,202
Walmart Inc.	7.550%	2/15/30	4,191	6,067
Walmart Inc.	5.250%	9/1/35	16,090	22,280
Walmart Inc.	6.200%	4/15/38	13,580	19,241
Walmart Inc.	3.950%	6/28/38	7,175	8,503
Walmart Inc.	5.625%	4/1/40	7,685	10,750
Walmart Inc.	4.875%	7/8/40	7,145	9,198
Walmart Inc.	5.000%	10/25/40	2,155	2,825
Walmart Inc.	4.000%	4/11/43	8,385	10,110
Walmart Inc.	4.300%	4/22/44	5,250	6,342
Walmart Inc.	3.625%	12/15/47	9,315	10,925
Walmart Inc.	4.050%	6/29/48	14,025	17,614
Walmart Inc.	2.950%	9/24/49	9,200	10,144
Western Union Co.	3.600%	3/15/22	4,725	4,787
Western Union Co.	2.850%	1/10/25	4,885	4,874
Western Union Co.	6.200%	11/17/36	5,200	5,014
Western Union Co.	6.200%	6/21/40	1,430	1,324

Consumer Noncyclical (4.1%)
Abbott Laboratories	3.400%	11/30/23	17,551	18,460
Abbott Laboratories	2.950%	3/15/25	10,427	10,806
Abbott Laboratories	3.875%	9/15/25	4,750	5,138
Abbott Laboratories	3.750%	11/30/26	12,761	14,110
Abbott Laboratories	4.750%	11/30/36	20,360	25,746
Abbott Laboratories	6.150%	11/30/37	3,830	5,486
Abbott Laboratories	6.000%	4/1/39	350	462
Abbott Laboratories	5.300%	5/27/40	1,851	2,411
Abbott Laboratories	4.750%	4/15/43	3,600	4,805
Abbott Laboratories	4.900%	11/30/46	17,135	23,441
AbbVie Inc.	2.300%	5/14/21	13,650	13,643
AbbVie Inc.	3.375%	11/14/21	9,125	9,247

6 AbbVie Inc.	2.150%	11/19/21	16,785	16,695
AbbVie Inc.	2.900%	11/6/22	26,362	26,719
AbbVie Inc.	3.200%	11/6/22	15,666	16,051
6 AbbVie Inc.	2.300%	11/21/22	26,075	26,077
AbbVie Inc.	2.850%	5/14/23	13,825	14,006
AbbVie Inc.	3.750%	11/14/23	13,300	13,822
6 AbbVie Inc.	2.600%	11/21/24	31,450	31,479
AbbVie Inc.	3.600%	5/14/25	33,510	35,105
AbbVie Inc.	3.200%	5/14/26	17,230	17,612
6 AbbVie Inc.	2.950%	11/21/26	29,715	30,275
AbbVie Inc.	4.250%	11/14/28	5,945	6,425
6 AbbVie Inc.	3.200%	11/21/29	34,233	34,451
AbbVie Inc.	4.500%	5/14/35	22,415	24,755
AbbVie Inc.	4.300%	5/14/36	9,275	10,053
6 AbbVie Inc.	4.050%	11/21/39	30,445	31,819
AbbVie Inc.	4.400%	11/6/42	21,318	23,895
AbbVie Inc.	4.700%	5/14/45	28,603	32,128
AbbVie Inc.	4.450%	5/14/46	14,128	15,299
AbbVie Inc.	4.875%	11/14/48	1,291	1,487
6 AbbVie Inc.	4.250%	11/21/49	41,285	44,300
Actavis Inc.	3.250%	10/1/22	21,214	21,206
Adventist Health System/West	2.952%	3/1/29	4,420	4,354
Adventist Health System/West	3.630%	3/1/49	4,745	4,971
Advocate Health & Hospitals Corp.	3.829%	8/15/28	2,300	2,530
Advocate Health & Hospitals Corp.	4.272%	8/15/48	4,050	4,844
Advocate Health & Hospitals Corp.	3.387%	10/15/49	3,275	3,680
Agilent Technologies Inc.	3.200%	10/1/22	6,015	6,036
Agilent Technologies Inc.	3.875%	7/15/23	3,975	4,100
Agilent Technologies Inc.	3.050%	9/22/26	6,700	6,415
Agilent Technologies Inc.	2.750%	9/15/29	1,000	979
Ahold Finance USA LLC	6.875%	5/1/29	1,100	1,449
AHS Hospital Corp.	5.024%	7/1/45	3,300	4,240
Allergan Finance LLC	4.625%	10/1/42	6,310	7,508
Allergan Funding SCS	3.450%	3/15/22	19,650	19,620
Allergan Funding SCS	3.850%	6/15/24	9,625	9,917
Allergan Funding SCS	3.800%	3/15/25	26,023	26,525
Allergan Funding SCS	4.550%	3/15/35	13,620	14,775
Allergan Funding SCS	4.850%	6/15/44	12,616	14,411
Allergan Funding SCS	4.750%	3/15/45	4,125	4,277
Allergan Inc.	2.800%	3/15/23	650	659
Allina Health System	3.887%	4/15/49	3,750	4,039
Altria Group Inc.	4.750%	5/5/21	9,840	9,958
Altria Group Inc.	3.490%	2/14/22	9,830	9,979
Altria Group Inc.	2.850%	8/9/22	14,175	14,246
Altria Group Inc.	2.950%	5/2/23	3,200	3,161
Altria Group Inc.	4.000%	1/31/24	10,500	10,752
Altria Group Inc.	3.800%	2/14/24	2,700	2,718
Altria Group Inc.	4.400%	2/14/26	13,025	13,470
Altria Group Inc.	2.625%	9/16/26	2,200	2,090
Altria Group Inc.	4.800%	2/14/29	15,775	16,425
Altria Group Inc.	5.800%	2/14/39	18,100	19,835
Altria Group Inc.	4.250%	8/9/42	7,841	7,601
Altria Group Inc.	4.500%	5/2/43	9,059	8,794
Altria Group Inc.	5.375%	1/31/44	12,738	14,137
Altria Group Inc.	3.875%	9/16/46	12,459	11,226
Altria Group Inc.	5.950%	2/14/49	1,575	1,828
Altria Group Inc.	6.200%	2/14/59	6,365	7,054

AmerisourceBergen Corp.	3.500%	11/15/21	6,550	6,597
AmerisourceBergen Corp.	3.400%	5/15/24	7,375	7,507
AmerisourceBergen Corp.	3.250%	3/1/25	5,725	5,813
AmerisourceBergen Corp.	3.450%	12/15/27	6,525	6,522
AmerisourceBergen Corp.	4.250%	3/1/45	1,682	1,627
Amgen Inc.	3.875%	11/15/21	6,245	6,384
Amgen Inc.	2.700%	5/1/22	3,675	3,706
Amgen Inc.	2.650%	5/11/22	13,372	13,485
Amgen Inc.	3.625%	5/15/22	11,075	11,347
Amgen Inc.	2.250%	8/19/23	7,100	7,103
Amgen Inc.	3.625%	5/22/24	15,438	16,209
Amgen Inc.	1.900%	2/21/25	4,000	3,912
Amgen Inc.	3.125%	5/1/25	3,100	3,234
Amgen Inc.	2.600%	8/19/26	16,425	16,637
Amgen Inc.	3.200%	11/2/27	4,430	4,587
Amgen Inc.	2.450%	2/21/30	4,500	4,466
Amgen Inc.	6.400%	2/1/39	2,100	2,909
Amgen Inc.	3.150%	2/21/40	11,615	11,550
Amgen Inc.	4.950%	10/1/41	8,685	10,328
Amgen Inc.	5.150%	11/15/41	6,800	7,089
Amgen Inc.	4.400%	5/1/45	13,680	16,066
Amgen Inc.	4.563%	6/15/48	10,752	12,925
Amgen Inc.	3.375%	2/21/50	12,000	12,379
Amgen Inc.	4.663%	6/15/51	29,143	36,958
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.900%	2/1/46	103,498	116,656
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	3.650%	2/1/26	37,899	39,863
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	52,111	54,332
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	13,929	13,886
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	24,837	25,589
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	14,106	14,688
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,575	3,728
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	12,425	11,801
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	8,986	9,237
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	6,842	7,584
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,605	3,639
Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	7,587	7,933
Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	19,025	20,508
Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	17,322	18,256
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	30,318	33,379
Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	5,575	6,188
Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	13,325	13,760
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	6,050	8,953
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,400	3,950
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	14,276	15,905
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	10,357	9,690
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	24,925	26,430
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	19,110	19,187
Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	525	617
Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	17,760	18,227
Archer-Daniels-Midland Co.	3.375%	3/15/22	8,525	8,724
Archer-Daniels-Midland Co.	2.500%	8/11/26	8,750	8,810
Archer-Daniels-Midland Co.	5.935%	10/1/32	530	693
Archer-Daniels-Midland Co.	5.375%	9/15/35	2,395	3,038
Archer-Daniels-Midland Co.	4.535%	3/26/42	7,600	8,408

Archer-Daniels-Midland Co.	4.016%	4/16/43	6,416	7,145
Archer-Daniels-Midland Co.	3.750%	9/15/47	5,500	5,884
Archer-Daniels-Midland Co.	4.500%	3/15/49	5,325	6,396
Ascension Health	2.532%	11/15/29	5,226	5,117
Ascension Health	3.106%	11/15/39	4,450	4,543
Ascension Health	3.945%	11/15/46	8,010	9,270
3 Ascension Health	4.847%	11/15/53	1,875	2,344
AstraZeneca plc	2.375%	6/12/22	7,875	7,912
AstraZeneca plc	3.500%	8/17/23	12,260	12,858
AstraZeneca plc	3.375%	11/16/25	19,368	20,248
AstraZeneca plc	6.450%	9/15/37	23,043	32,910
AstraZeneca plc	4.000%	9/18/42	10,740	11,975
AstraZeneca plc	4.375%	11/16/45	7,600	9,423
BAT Capital Corp.	2.764%	8/15/22	11,750	11,547
BAT Capital Corp.	3.222%	8/15/24	21,410	21,139
BAT Capital Corp.	3.215%	9/6/26	9,250	8,764
BAT Capital Corp.	4.700%	4/2/27	2,500	2,549
BAT Capital Corp.	3.557%	8/15/27	31,250	29,548
BAT Capital Corp.	3.462%	9/6/29	2,568	2,345
BAT Capital Corp.	4.906%	4/2/30	5,000	5,129
BAT Capital Corp.	4.390%	8/15/37	16,550	15,260
BAT Capital Corp.	4.540%	8/15/47	20,450	18,584
BAT Capital Corp.	5.282%	4/2/50	2,500	2,509
Baxalta Inc.	3.600%	6/23/22	3,605	3,779
Baxalta Inc.	4.000%	6/23/25	7,133	7,492
Baxalta Inc.	5.250%	6/23/45	4,188	5,129
Baxter International Inc.	1.700%	8/15/21	4,425	4,391
Baxter International Inc.	2.600%	8/15/26	2,025	1,991
Baxter International Inc.	3.500%	8/15/46	5,725	5,177
Baylor Scott & White Holdings	4.185%	11/15/45	4,230	4,977
Beam Suntory Inc.	3.250%	5/15/22	600	601
Beam Suntory Inc.	3.250%	6/15/23	1,400	1,408
Becton Dickinson & Co.	3.125%	11/8/21	11,235	11,243
Becton Dickinson & Co.	2.894%	6/6/22	20,650	20,658
Becton Dickinson & Co.	3.300%	3/1/23	3,000	2,920
Becton Dickinson & Co.	3.875%	5/15/24	1,231	1,207
Becton Dickinson & Co.	3.734%	12/15/24	11,128	11,287
Becton Dickinson & Co.	6.700%	12/1/26	2,300	2,624
Becton Dickinson & Co.	3.700%	6/6/27	12,860	13,062
Becton Dickinson & Co.	4.875%	5/15/44	940	1,026
Becton Dickinson & Co.	4.685%	12/15/44	9,915	10,457
Becton Dickinson & Co.	4.669%	6/6/47	10,620	11,202
Biogen Inc.	3.625%	9/15/22	11,316	11,621
Biogen Inc.	4.050%	9/15/25	22,320	23,557
Biogen Inc.	5.200%	9/15/45	12,905	17,146
Boston Scientific Corp.	3.375%	5/15/22	2,975	3,030
Boston Scientific Corp.	3.450%	3/1/24	8,370	8,543
Boston Scientific Corp.	3.850%	5/15/25	3,382	3,527
Boston Scientific Corp.	3.750%	3/1/26	6,157	6,374
Boston Scientific Corp.	4.000%	3/1/29	9,115	9,643
Boston Scientific Corp.	7.000%	11/15/35	4,850	7,216
Boston Scientific Corp.	4.550%	3/1/39	8,175	8,846
Boston Scientific Corp.	7.375%	1/15/40	1,150	1,861
Boston Scientific Corp.	4.700%	3/1/49	6,215	6,955
6 Bristol-Myers Squibb Co.	2.550%	5/14/21	11,100	11,222
6 Bristol-Myers Squibb Co.	2.250%	8/15/21	3,450	3,461
6 Bristol-Myers Squibb Co.	2.600%	5/16/22	6,325	6,454

Bristol-Myers Squibb Co.	2.000%	8/1/22	7,950	7,976
6 Bristol-Myers Squibb Co.	3.550%	8/15/22	3,985	4,127
6 Bristol-Myers Squibb Co.	2.750%	2/15/23	5,400	5,485
Bristol-Myers Squibb Co.	7.150%	6/15/23	100	115
6 Bristol-Myers Squibb Co.	4.000%	8/15/23	3,550	3,774
Bristol-Myers Squibb Co.	3.250%	11/1/23	4,250	4,377
6 Bristol-Myers Squibb Co.	3.625%	5/15/24	17,415	18,448
6 Bristol-Myers Squibb Co.	2.900%	7/26/24	31,645	33,217
6 Bristol-Myers Squibb Co.	3.875%	8/15/25	27,350	29,607
6 Bristol-Myers Squibb Co.	3.200%	6/15/26	19,925	21,270
6 Bristol-Myers Squibb Co.	3.450%	11/15/27	9,725	10,430
6 Bristol-Myers Squibb Co.	3.900%	2/20/28	13,900	15,530
6 Bristol-Myers Squibb Co.	3.400%	7/26/29	23,100	25,413
6 Bristol-Myers Squibb Co.	4.125%	6/15/39	9,725	11,688
6 Bristol-Myers Squibb Co.	5.700%	10/15/40	2,792	3,878
Bristol-Myers Squibb Co.	3.250%	8/1/42	4,265	4,428
6 Bristol-Myers Squibb Co.	5.250%	8/15/43	6,055	8,441
6 Bristol-Myers Squibb Co.	5.000%	8/15/45	15,715	20,966
6 Bristol-Myers Squibb Co.	4.350%	11/15/47	11,800	15,014
6 Bristol-Myers Squibb Co.	4.550%	2/20/48	11,475	14,798
6 Bristol-Myers Squibb Co.	4.250%	10/26/49	27,680	34,602
Brown-Forman Corp.	3.500%	4/15/25	3,250	3,472
Brown-Forman Corp.	4.500%	7/15/45	3,595	4,026
Bunge Ltd. Finance Corp.	3.000%	9/25/22	8,768	8,645
Bunge Ltd. Finance Corp.	4.350%	3/15/24	6,700	6,904
Bunge Ltd. Finance Corp.	3.250%	8/15/26	5,540	5,160
Bunge Ltd. Finance Corp.	3.750%	9/25/27	3,750	3,452
Campbell Soup Co.	2.500%	8/2/22	1,850	1,833
Campbell Soup Co.	3.650%	3/15/23	3,022	3,054
Campbell Soup Co.	3.950%	3/15/25	6,660	6,948
Campbell Soup Co.	3.300%	3/19/25	4,125	4,083
Campbell Soup Co.	4.150%	3/15/28	6,950	7,514
Campbell Soup Co.	4.800%	3/15/48	3,635	4,332
Cardinal Health Inc.	2.616%	6/15/22	8,550	8,525
Cardinal Health Inc.	3.200%	6/15/22	4,012	4,050
Cardinal Health Inc.	3.200%	3/15/23	4,450	4,437
Cardinal Health Inc.	3.079%	6/15/24	312	309
Cardinal Health Inc.	3.750%	9/15/25	1,750	1,798
Cardinal Health Inc.	3.410%	6/15/27	1,520	1,525
Cardinal Health Inc.	4.600%	3/15/43	4,150	4,177
Cardinal Health Inc.	4.500%	11/15/44	3,275	3,010
Cardinal Health Inc.	4.900%	9/15/45	3,580	3,748
Cardinal Health Inc.	4.368%	6/15/47	4,950	5,023
Children's Hospital Corp.	4.115%	1/1/47	1,575	1,943
Children's Hospital Medical Center	4.268%	5/15/44	1,050	1,331
CHRISTUS Health	4.341%	7/1/28	5,100	5,579
Church & Dwight Co. Inc.	2.450%	8/1/22	1,500	1,485
Church & Dwight Co. Inc.	3.150%	8/1/27	3,575	3,696
Church & Dwight Co. Inc.	3.950%	8/1/47	3,200	3,449
Cigna Corp.	3.400%	9/17/21	5,585	5,639
6 Cigna Corp.	3.900%	2/15/22	13,466	13,902
6 Cigna Corp.	3.050%	11/30/22	5,500	5,322
6 Cigna Corp.	3.000%	7/15/23	14,000	14,082
Cigna Corp.	3.750%	7/15/23	6,945	7,150
6 Cigna Corp.	3.500%	6/15/24	6,330	6,293
6 Cigna Corp.	3.250%	4/15/25	13,075	13,198
Cigna Corp.	4.125%	11/15/25	7,510	7,957

6 Cigna Corp.	4.500%	2/25/26	19,100	20,584
6 Cigna Corp.	3.400%	3/1/27	17,690	17,945
6 Cigna Corp.	7.875%	5/15/27	362	458
6 Cigna Corp.	3.050%	10/15/27	4,855	4,775
Cigna Corp.	4.375%	10/15/28	14,685	15,814
Cigna Corp.	4.800%	8/15/38	14,850	16,668
Cigna Corp.	3.200%	3/15/40	5,550	5,142
6 Cigna Corp.	6.125%	11/15/41	4,034	5,184
6 Cigna Corp.	5.375%	2/15/42	550	610
6 Cigna Corp.	4.800%	7/15/46	10,575	11,916
6 Cigna Corp.	3.875%	10/15/47	7,200	7,300
Cigna Corp.	4.900%	12/15/48	18,440	21,845
Cigna Corp.	3.400%	3/15/50	3,100	2,928
City of Hope	5.623%	11/15/43	2,000	3,045
City of Hope	4.378%	8/15/48	7,375	9,917
Cleveland Clinic Foundation	4.858%	1/1/14	3,215	4,422
Clorox Co.	3.800%	11/15/21	1,238	1,285
Clorox Co.	3.050%	9/15/22	4,675	4,840
Clorox Co.	3.500%	12/15/24	3,925	4,070
Clorox Co.	3.100%	10/1/27	6,100	6,324
Clorox Co.	3.900%	5/15/28	3,500	3,843
Coca-Cola Co.	1.550%	9/1/21	10,550	10,555
Coca-Cola Co.	3.300%	9/1/21	4,955	5,087
Coca-Cola Co.	2.200%	5/25/22	3,625	3,684
Coca-Cola Co.	2.500%	4/1/23	10,229	10,411
Coca-Cola Co.	3.200%	11/1/23	9,850	10,697
Coca-Cola Co.	1.750%	9/6/24	8,625	8,777
Coca-Cola Co.	2.875%	10/27/25	10,650	11,172
Coca-Cola Co.	2.550%	6/1/26	7,825	8,052
Coca-Cola Co.	2.250%	9/1/26	10,530	10,460
Coca-Cola Co.	2.900%	5/25/27	1,875	1,982
Coca-Cola Co.	2.125%	9/6/29	6,200	6,229
Coca-Cola Consolidated Inc.	3.800%	11/25/25	8,117	8,354
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	7,800	9,029
Colgate-Palmolive Co.	2.450%	11/15/21	3,505	3,527
Colgate-Palmolive Co.	2.300%	5/3/22	5,561	5,657
Colgate-Palmolive Co.	2.250%	11/15/22	14,525	14,754
Colgate-Palmolive Co.	1.950%	2/1/23	4,200	4,235
Colgate-Palmolive Co.	3.250%	3/15/24	4,682	4,949
Colgate-Palmolive Co.	4.000%	8/15/45	6,045	7,213
Colgate-Palmolive Co.	3.700%	8/1/47	2,890	3,302
CommonSpirit Health	2.950%	11/1/22	3,225	3,077
CommonSpirit Health	2.760%	10/1/24	5,000	5,035
CommonSpirit Health	3.347%	10/1/29	7,750	7,548
3 CommonSpirit Health	4.350%	11/1/42	8,435	8,274
CommonSpirit Health	3.817%	10/1/49	2,500	2,525
CommonSpirit Health	4.187%	10/1/49	9,300	8,711
Conagra Brands Inc.	3.800%	10/22/21	10,550	10,631
Conagra Brands Inc.	3.250%	9/15/22	4,300	4,130
Conagra Brands Inc.	3.200%	1/25/23	6,011	5,871
Conagra Brands Inc.	4.300%	5/1/24	8,000	8,280
Conagra Brands Inc.	4.600%	11/1/25	12,025	12,707
Conagra Brands Inc.	7.000%	10/1/28	700	827
Conagra Brands Inc.	4.850%	11/1/28	10,950	11,761
Conagra Brands Inc.	8.250%	9/15/30	4,025	5,363
Conagra Brands Inc.	5.300%	11/1/38	5,815	6,305
Conagra Brands Inc.	5.400%	11/1/48	8,650	9,744

Constellation Brands Inc.	3.750%	5/1/21	4,261	4,265
Constellation Brands Inc.	2.700%	5/9/22	6,607	6,465
Constellation Brands Inc.	2.650%	11/7/22	6,825	6,629
Constellation Brands Inc.	3.200%	2/15/23	5,900	5,906
Constellation Brands Inc.	4.250%	5/1/23	16,800	17,417
Constellation Brands Inc.	4.750%	11/15/24	9,521	10,214
Constellation Brands Inc.	4.400%	11/15/25	3,375	3,453
Constellation Brands Inc.	4.750%	12/1/25	2,700	2,829
Constellation Brands Inc.	3.700%	12/6/26	5,625	5,636
Constellation Brands Inc.	3.500%	5/9/27	3,275	3,225
Constellation Brands Inc.	3.600%	2/15/28	7,070	6,933
Constellation Brands Inc.	3.150%	8/1/29	9,700	9,036
Constellation Brands Inc.	4.500%	5/9/47	4,500	4,220
Constellation Brands Inc.	4.100%	2/15/48	3,025	2,775
Cottage Health Obligated Group	3.304%	11/1/49	5,185	5,186
Covidien International Finance SA	3.200%	6/15/22	5,869	6,048
Covidien International Finance SA	2.950%	6/15/23	2,530	2,633
CVS Health Corp.	3.350%	3/9/21	18,009	18,130
CVS Health Corp.	2.125%	6/1/21	10,970	10,899
CVS Health Corp.	3.500%	7/20/22	12,345	12,603
CVS Health Corp.	2.750%	12/1/22	10,490	10,551
CVS Health Corp.	4.750%	12/1/22	9,000	9,423
CVS Health Corp.	3.700%	3/9/23	27,965	28,981
CVS Health Corp.	4.000%	12/5/23	6,780	7,079
CVS Health Corp.	3.375%	8/12/24	6,365	6,510
CVS Health Corp.	4.100%	3/25/25	54,987	57,987
CVS Health Corp.	3.875%	7/20/25	32,601	34,542
CVS Health Corp.	2.875%	6/1/26	7,060	7,136
CVS Health Corp.	3.000%	8/15/26	7,000	6,997
CVS Health Corp.	3.625%	4/1/27	5,000	5,119
CVS Health Corp.	4.300%	3/25/28	65,075	69,158
CVS Health Corp.	3.250%	8/15/29	11,796	11,666
CVS Health Corp.	3.750%	4/1/30	16,850	17,343
CVS Health Corp.	4.875%	7/20/35	5,475	6,098
CVS Health Corp.	4.780%	3/25/38	40,050	43,056
CVS Health Corp.	6.125%	9/15/39	3,950	4,735
CVS Health Corp.	4.125%	4/1/40	1,000	1,010
CVS Health Corp.	5.300%	12/5/43	11,043	12,748
CVS Health Corp.	5.125%	7/20/45	30,860	35,397
CVS Health Corp.	5.050%	3/25/48	50,900	57,932
CVS Health Corp.	4.250%	4/1/50	3,525	3,689
Danaher Corp.	3.350%	9/15/25	3,800	3,989
Danaher Corp.	4.375%	9/15/45	2,975	2,952
Dartmouth-Hitchcock Health	4.178%	8/1/48	3,100	3,439
Delhaize America LLC	9.000%	4/15/31	1,930	2,829
DH Europe Finance II Sarl	2.050%	11/15/22	9,115	8,939
DH Europe Finance II Sarl	2.200%	11/15/24	9,727	9,464
DH Europe Finance II Sarl	2.600%	11/15/29	7,000	6,965
DH Europe Finance II Sarl	3.250%	11/15/39	8,080	7,865
DH Europe Finance II Sarl	3.400%	11/15/49	1,000	983
Diageo Capital plc	2.625%	4/29/23	11,470	11,596
Diageo Capital plc	2.125%	10/24/24	9,400	9,175
Diageo Capital plc	3.875%	5/18/28	1,000	1,056
Diageo Capital plc	2.375%	10/24/29	6,250	6,010
Diageo Capital plc	5.875%	9/30/36	500	646
Diageo Capital plc	3.875%	4/29/43	5,469	5,692
Diageo Investment Corp.	2.875%	5/11/22	15,854	16,005

Diageo Investment Corp.	7.450%	4/15/35	1,450	2,132
Diageo Investment Corp.	4.250%	5/11/42	3,512	3,824
Dignity Health	3.125%	11/1/22	950	956
Dignity Health	3.812%	11/1/24	5,150	5,718
Dignity Health	4.500%	11/1/42	6,000	6,479
Dignity Health	5.267%	11/1/64	1,075	1,290
Duke University Health System Inc.	3.920%	6/1/47	4,300	4,932
Edwards Lifesciences Corp.	4.300%	6/15/28	4,750	5,134
Eli Lilly & Co.	2.350%	5/15/22	6,533	6,645
Eli Lilly & Co.	2.750%	6/1/25	3,158	3,285
Eli Lilly & Co.	3.375%	3/15/29	9,775	10,798
Eli Lilly & Co.	3.950%	3/15/49	16,578	20,790
Estee Lauder Cos. Inc.	1.700%	5/10/21	2,825	2,823
Estee Lauder Cos. Inc.	3.150%	3/15/27	4,300	4,425
Estee Lauder Cos. Inc.	2.375%	12/1/29	6,000	5,835
Estee Lauder Cos. Inc.	6.000%	5/15/37	1,650	2,172
Estee Lauder Cos. Inc.	4.375%	6/15/45	4,375	4,980
Estee Lauder Cos. Inc.	4.150%	3/15/47	1,880	1,912
Estee Lauder Cos. Inc.	3.125%	12/1/49	5,885	5,695
Flowers Foods Inc.	4.375%	4/1/22	2,950	3,057
Flowers Foods Inc.	3.500%	10/1/26	3,500	3,610
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	600	592
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	3,550	3,777
Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	17,900	16,640
General Mills Inc.	3.150%	12/15/21	7,875	8,077
General Mills Inc.	2.600%	10/12/22	4,550	4,596
General Mills Inc.	3.700%	10/17/23	12,550	12,581
General Mills Inc.	3.650%	2/15/24	3,885	3,943
General Mills Inc.	4.000%	4/17/25	1,000	1,051
General Mills Inc.	4.200%	4/17/28	8,675	9,388
General Mills Inc.	2.875%	4/15/30	1,170	1,168
General Mills Inc.	4.550%	4/17/38	6,825	7,459
General Mills Inc.	5.400%	6/15/40	4,550	5,495
General Mills Inc.	4.150%	2/15/43	4,375	4,478
General Mills Inc.	4.700%	4/17/48	1,620	1,890
Gilead Sciences Inc.	4.500%	4/1/21	8,450	8,606
Gilead Sciences Inc.	4.400%	12/1/21	14,264	14,741
Gilead Sciences Inc.	3.250%	9/1/22	8,635	8,884
Gilead Sciences Inc.	2.500%	9/1/23	17,775	18,010
Gilead Sciences Inc.	3.700%	4/1/24	6,216	6,553
Gilead Sciences Inc.	3.500%	2/1/25	2,568	2,746
Gilead Sciences Inc.	3.650%	3/1/26	24,046	26,201
Gilead Sciences Inc.	2.950%	3/1/27	12,700	13,072
Gilead Sciences Inc.	4.600%	9/1/35	9,394	12,040
Gilead Sciences Inc.	4.000%	9/1/36	6,200	7,026
Gilead Sciences Inc.	5.650%	12/1/41	8,810	11,977
Gilead Sciences Inc.	4.800%	4/1/44	15,300	19,293
Gilead Sciences Inc.	4.500%	2/1/45	15,825	19,373
Gilead Sciences Inc.	4.750%	3/1/46	18,891	24,707
Gilead Sciences Inc.	4.150%	3/1/47	2,830	3,431
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	4,956	5,119
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	11,925	12,569
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	10,150	10,974
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	9,425	10,493
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,400	4,365
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	26,539	39,990
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,375	1,560

GlaxoSmithKline Capital plc	3.125%	5/14/21	20,500	20,757
GlaxoSmithKline Capital plc	2.850%	5/8/22	10,800	11,095
GlaxoSmithKline Capital plc	2.875%	6/1/22	14,275	14,645
GlaxoSmithKline Capital plc	3.000%	6/1/24	5,225	5,431
Hackensack Meridian Health Inc.	4.211%	7/1/48	4,000	4,667
Hackensack Meridian Health Inc.	4.500%	7/1/57	2,100	3,027
3 Hartford HealthCare Corp.	3.447%	7/1/54	3,205	3,065
Hasbro Inc.	3.150%	5/15/21	3,200	3,140
Hasbro Inc.	3.900%	11/19/29	8,000	7,181
Hasbro Inc.	6.350%	3/15/40	3,700	3,714
Hasbro Inc.	5.100%	5/15/44	4,413	3,714
HCA Inc.	4.750%	5/1/23	11,146	11,369
HCA Inc.	5.000%	3/15/24	17,690	18,331
HCA Inc.	5.250%	4/15/25	18,063	18,876
HCA Inc.	5.250%	6/15/26	13,022	13,673
HCA Inc.	4.500%	2/15/27	1,350	1,399
HCA Inc.	4.125%	6/15/29	13,475	13,475
HCA Inc.	5.125%	6/15/39	11,085	11,362
HCA Inc.	5.500%	6/15/47	12,300	13,284
Hershey Co.	3.100%	5/15/21	4,250	4,269
Hershey Co.	2.625%	5/1/23	2,750	2,736
Hershey Co.	3.375%	5/15/23	10,050	10,223
Hershey Co.	2.050%	11/15/24	2,291	2,280
Hershey Co.	3.200%	8/21/25	2,695	2,968
Hershey Co.	2.450%	11/15/29	5,381	5,300
Hershey Co.	3.125%	11/15/49	2,935	2,661
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	5,450	6,012
Ingredion Inc.	3.200%	10/1/26	4,000	4,081
JM Smucker Co.	3.500%	10/15/21	7,245	7,378
JM Smucker Co.	3.000%	3/15/22	2,605	2,645
JM Smucker Co.	3.500%	3/15/25	6,034	6,169
JM Smucker Co.	3.375%	12/15/27	4,220	4,191
JM Smucker Co.	4.250%	3/15/35	2,650	2,747
JM Smucker Co.	4.375%	3/15/45	1,885	1,868
Johns Hopkins Health System Corp.	3.837%	5/15/46	3,925	4,449
Johnson & Johnson	3.550%	5/15/21	2,325	2,365
Johnson & Johnson	2.450%	12/5/21	5,000	5,098
Johnson & Johnson	2.250%	3/3/22	12,950	13,188
Johnson & Johnson	2.050%	3/1/23	5,969	6,092
Johnson & Johnson	6.730%	11/15/23	1,203	1,448
Johnson & Johnson	3.375%	12/5/23	6,875	7,386
Johnson & Johnson	2.625%	1/15/25	15,929	16,871
Johnson & Johnson	2.450%	3/1/26	3,450	3,677
Johnson & Johnson	2.950%	3/3/27	8,550	9,247
Johnson & Johnson	2.900%	1/15/28	6,580	7,158
Johnson & Johnson	6.950%	9/1/29	2,650	3,602
Johnson & Johnson	4.950%	5/15/33	6,100	8,201
Johnson & Johnson	4.375%	12/5/33	12,279	15,791
Johnson & Johnson	3.550%	3/1/36	8,500	9,747
Johnson & Johnson	3.625%	3/3/37	12,425	14,261
Johnson & Johnson	5.950%	8/15/37	4,489	6,715
Johnson & Johnson	3.400%	1/15/38	8,000	9,123
Johnson & Johnson	5.850%	7/15/38	3,797	5,411
Johnson & Johnson	4.500%	9/1/40	5,000	6,359
Johnson & Johnson	4.850%	5/15/41	825	1,121
Johnson & Johnson	4.500%	12/5/43	7,620	9,900

Johnson & Johnson	3.700%	3/1/46	17,925	22,075
Johnson & Johnson	3.750%	3/3/47	550	658
Johnson & Johnson	3.500%	1/15/48	7,200	8,859
Kaiser Foundation Hospitals	3.500%	4/1/22	1,835	1,882
Kaiser Foundation Hospitals	3.150%	5/1/27	4,900	5,061
Kaiser Foundation Hospitals	4.875%	4/1/42	5,300	6,107
Kaiser Foundation Hospitals	4.150%	5/1/47	12,075	14,311
Kaiser Foundation Hospitals	3.266%	11/1/49	5,300	5,321
Kellogg Co.	2.650%	12/1/23	4,536	4,486
Kellogg Co.	3.250%	4/1/26	5,025	5,182
Kellogg Co.	3.400%	11/15/27	10,475	10,686
Kellogg Co.	4.300%	5/15/28	2,375	2,579
Kellogg Co.	7.450%	4/1/31	767	1,022
Kellogg Co.	4.500%	4/1/46	3,950	4,332
Keurig Dr Pepper Inc.	3.551%	5/25/21	10,825	10,945
Keurig Dr Pepper Inc.	2.700%	11/15/22	2,725	2,703
Keurig Dr Pepper Inc.	4.057%	5/25/23	16,325	17,010
Keurig Dr Pepper Inc.	3.130%	12/15/23	7,725	7,827
Keurig Dr Pepper Inc.	4.417%	5/25/25	3,895	4,157
Keurig Dr Pepper Inc.	3.400%	11/15/25	6,485	6,598
Keurig Dr Pepper Inc.	2.550%	9/15/26	5,500	5,257
Keurig Dr Pepper Inc.	3.430%	6/15/27	2,600	2,601
Keurig Dr Pepper Inc.	7.450%	5/1/38	305	423
Keurig Dr Pepper Inc.	4.985%	5/25/38	3,675	3,952
Keurig Dr Pepper Inc.	4.500%	11/15/45	11,525	11,695
Keurig Dr Pepper Inc.	4.420%	12/15/46	3,000	2,991
Kimberly-Clark Corp.	3.875%	3/1/21	4,015	4,119
Kimberly-Clark Corp.	2.400%	3/1/22	5,275	5,339
Kimberly-Clark Corp.	2.400%	6/1/23	1,600	1,629
Kimberly-Clark Corp.	3.050%	8/15/25	3,075	3,252
Kimberly-Clark Corp.	2.750%	2/15/26	3,625	3,775
Kimberly-Clark Corp.	3.950%	11/1/28	3,575	4,002
Kimberly-Clark Corp.	3.200%	4/25/29	3,875	4,158
Kimberly-Clark Corp.	6.625%	8/1/37	300	437
Kimberly-Clark Corp.	5.300%	3/1/41	8,275	10,590
Kimberly-Clark Corp.	3.700%	6/1/43	2,025	2,379
Kimberly-Clark Corp.	3.900%	5/4/47	2,774	3,091
Kimberly-Clark Corp.	2.875%	2/7/50	4,650	4,519
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,123	2,544
Koninklijke Philips NV	6.875%	3/11/38	4,600	6,523
Koninklijke Philips NV	5.000%	3/15/42	7,775	9,455
Kroger Co.	2.950%	11/1/21	9,861	9,946
Kroger Co.	3.400%	4/15/22	4,102	4,199
Kroger Co.	2.800%	8/1/22	2,800	2,834
Kroger Co.	3.850%	8/1/23	9,757	10,315
Kroger Co.	4.000%	2/1/24	4,309	4,545
Kroger Co.	3.500%	2/1/26	1,800	1,862
Kroger Co.	2.650%	10/15/26	5,605	5,625
Kroger Co.	7.700%	6/1/29	4,025	5,293
Kroger Co.	8.000%	9/15/29	6,150	8,277
Kroger Co.	7.500%	4/1/31	1,125	1,550
Kroger Co.	6.900%	4/15/38	3,327	4,535
Kroger Co.	5.400%	7/15/40	2,650	3,019
Kroger Co.	5.000%	4/15/42	4,149	4,508
Kroger Co.	5.150%	8/1/43	1,000	1,104
Kroger Co.	3.875%	10/15/46	5,950	5,829
Kroger Co.	4.450%	2/1/47	5,375	5,869

Kroger Co.	4.650%	1/15/48	3,874	4,166
Kroger Co.	5.400%	1/15/49	1,800	2,156
Kroger Co.	3.950%	1/15/50	7,075	7,470
Laboratory Corp. of America Holdings	3.200%	2/1/22	6,075	6,148
Laboratory Corp. of America Holdings	3.750%	8/23/22	550	566
Laboratory Corp. of America Holdings	4.000%	11/1/23	550	571
Laboratory Corp. of America Holdings	3.250%	9/1/24	7,500	7,633
Laboratory Corp. of America Holdings	2.300%	12/1/24	4,000	3,941
Laboratory Corp. of America Holdings	3.600%	2/1/25	11,108	11,549
Laboratory Corp. of America Holdings	3.600%	9/1/27	5,225	5,261
Laboratory Corp. of America Holdings	2.950%	12/1/29	5,775	5,511
Laboratory Corp. of America Holdings	4.700%	2/1/45	8,410	9,508
3 Mayo Clinic	3.774%	11/15/43	5,125	6,142
3 Mayo Clinic	4.000%	11/15/47	1,875	2,372
3 Mayo Clinic	4.128%	11/15/52	1,150	1,513
McCormick & Co. Inc.	3.900%	7/15/21	875	888
McCormick & Co. Inc.	2.700%	8/15/22	5,450	5,466
McCormick & Co. Inc.	3.150%	8/15/24	6,775	6,769
McCormick & Co. Inc.	3.400%	8/15/27	10,500	10,820
McCormick & Co. Inc.	4.200%	8/15/47	1,320	1,370
McKesson Corp.	2.700%	12/15/22	9,300	9,284
McKesson Corp.	2.850%	3/15/23	1,500	1,512
McKesson Corp.	3.796%	3/15/24	364	376
McKesson Corp.	3.950%	2/16/28	4,350	4,599
McKesson Corp.	4.750%	5/30/29	3,700	4,200
McKesson Corp.	6.000%	3/1/41	375	466
Mead Johnson Nutrition Co.	4.125%	11/15/25	6,435	6,663
Mead Johnson Nutrition Co.	5.900%	11/1/39	5,160	6,712
Mead Johnson Nutrition Co.	4.600%	6/1/44	7,635	8,776
3 MedStar Health Inc.	3.626%	8/15/49	4,000	4,312
Medtronic Inc.	3.150%	3/15/22	15,340	15,889
Medtronic Inc.	3.500%	3/15/25	13,793	14,859
Medtronic Inc.	4.375%	3/15/35	24,644	30,237
Medtronic Inc.	4.625%	3/15/45	14,942	19,969
Memorial Health Services	3.447%	11/1/49	5,000	5,116
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	700	907
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	4,605	5,507
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,700	2,008
Merck & Co. Inc.	2.350%	2/10/22	11,034	11,154
Merck & Co. Inc.	2.400%	9/15/22	10,820	11,121
Merck & Co. Inc.	2.800%	5/18/23	15,925	16,533
Merck & Co. Inc.	2.900%	3/7/24	4,750	4,942
Merck & Co. Inc.	2.750%	2/10/25	22,453	23,697
Merck & Co. Inc.	3.400%	3/7/29	13,470	14,901
Merck & Co. Inc.	6.500%	12/1/33	5,650	8,052
Merck & Co. Inc.	3.900%	3/7/39	7,610	8,844
Merck & Co. Inc.	3.600%	9/15/42	8,245	9,254
Merck & Co. Inc.	4.150%	5/18/43	10,889	12,826
Merck & Co. Inc.	3.700%	2/10/45	17,309	20,334
Mercy Health	4.302%	7/1/28	1,750	1,982
Molson Coors Beverage Co.	2.100%	7/15/21	9,162	8,952
Molson Coors Beverage Co.	3.500%	5/1/22	826	828
Molson Coors Beverage Co.	3.000%	7/15/26	20,476	19,270
Molson Coors Beverage Co.	5.000%	5/1/42	9,000	8,984
Molson Coors Beverage Co.	4.200%	7/15/46	4,650	4,212
6 Mondelez International Holdings Netherlands
BV	2.125%	9/19/22	3,800	3,779

Mondelez International Inc.	3.625%	2/13/26	3,500	3,685
Mondelez International Inc.	4.625%	5/7/48	2,100	2,307
3 Montefiore Obligated Group	5.246%	11/1/48	6,800	7,067
3 Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	2,100	2,216
3 Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	5,000	5,078
6 Mylan Inc.	3.125%	1/15/23	325	319
Mylan Inc.	4.200%	11/29/23	8,205	8,241
Mylan Inc.	4.550%	4/15/28	2,115	2,141
Mylan Inc.	5.400%	11/29/43	4,820	4,912
Mylan NV	3.150%	6/15/21	11,852	11,741
Mylan NV	3.950%	6/15/26	17,595	17,902
Mylan NV	5.250%	6/15/46	9,800	9,879
New York & Presbyterian Hospital	4.024%	8/1/45	4,390	4,850
New York & Presbyterian Hospital	4.063%	8/1/56	4,575	4,627
New York & Presbyterian Hospital	3.954%	8/1/19	5,685	5,589
Northwell Healthcare Inc.	3.979%	11/1/46	6,975	6,682
Northwell Healthcare Inc.	4.260%	11/1/47	7,550	8,117
Northwell Healthcare Inc.	3.809%	11/1/49	4,195	4,207
Novartis Capital Corp.	2.400%	5/17/22	24,250	24,757
Novartis Capital Corp.	2.400%	9/21/22	5,794	5,878
Novartis Capital Corp.	3.400%	5/6/24	15,653	16,717
Novartis Capital Corp.	1.750%	2/14/25	4,300	4,334
Novartis Capital Corp.	3.000%	11/20/25	15,077	15,804
Novartis Capital Corp.	2.000%	2/14/27	5,000	5,002
Novartis Capital Corp.	3.100%	5/17/27	10,875	11,569
Novartis Capital Corp.	2.200%	8/14/30	5,175	5,326
Novartis Capital Corp.	3.700%	9/21/42	5,175	5,996
Novartis Capital Corp.	4.400%	5/6/44	12,961	16,678
Novartis Capital Corp.	4.000%	11/20/45	11,000	13,580
Novartis Capital Corp.	2.750%	8/14/50	10,065	10,474
3 NYU Hospitals Center	4.368%	7/1/47	4,775	4,908
NYU Langone Hospitals	5.750%	7/1/43	3,100	3,930
NYU Langone Hospitals	4.784%	7/1/44	3,425	3,699
NYU Langone Hospitals	3.380%	7/1/55	7,245	6,758
Ochsner Clinic Foundation	5.897%	5/15/45	275	362
Orlando Health Obligated Group	4.089%	10/1/48	2,200	2,746
Partners Healthcare System Inc.	3.765%	7/1/48	1,000	986
Partners Healthcare System Inc.	3.192%	7/1/49	3,275	3,125
Partners Healthcare System Inc.	4.117%	7/1/55	2,500	2,922
Partners Healthcare System Inc.	3.342%	7/1/60	10,400	9,805
PeaceHealth Obligated Group	4.787%	11/15/48	3,300	4,403
PepsiCo Inc.	2.000%	4/15/21	7,225	7,219
PepsiCo Inc.	3.000%	8/25/21	12,620	12,863
PepsiCo Inc.	1.700%	10/6/21	6,125	6,106
PepsiCo Inc.	2.750%	3/5/22	10,320	10,620
PepsiCo Inc.	2.250%	5/2/22	6,000	6,037
PepsiCo Inc.	3.100%	7/17/22	3,425	3,568
PepsiCo Inc.	2.750%	3/1/23	7,975	8,306
PepsiCo Inc.	3.600%	3/1/24	5,334	5,765
PepsiCo Inc.	2.750%	4/30/25	6,850	7,127
PepsiCo Inc.	3.500%	7/17/25	4,000	4,279
PepsiCo Inc.	2.850%	2/24/26	2,750	2,905
PepsiCo Inc.	2.375%	10/6/26	14,525	15,111
PepsiCo Inc.	3.000%	10/15/27	13,525	14,424
PepsiCo Inc.	2.625%	7/29/29	5,933	6,181
PepsiCo Inc.	4.000%	3/5/42	7,800	9,455
PepsiCo Inc.	3.600%	8/13/42	4,100	4,698

PepsiCo Inc.	4.250%	10/22/44	6,375	8,012
PepsiCo Inc.	4.600%	7/17/45	4,460	5,858
PepsiCo Inc.	4.450%	4/14/46	12,550	16,497
PepsiCo Inc.	3.450%	10/6/46	14,075	16,050
PepsiCo Inc.	3.375%	7/29/49	10,665	11,994
PepsiCo Inc.	2.875%	10/15/49	4,450	4,604
PerkinElmer Inc.	3.300%	9/15/29	7,350	6,903
Perrigo Finance Unlimited Co.	3.500%	3/15/21	1,264	1,238
Perrigo Finance Unlimited Co.	3.500%	12/15/21	3,798	3,887
Perrigo Finance Unlimited Co.	3.900%	12/15/24	7,600	7,314
Perrigo Finance Unlimited Co.	4.375%	3/15/26	6,980	6,936
Perrigo Finance Unlimited Co.	4.900%	12/15/44	3,011	3,436
Pfizer Inc.	1.950%	6/3/21	12,550	12,609
Pfizer Inc.	3.000%	9/15/21	5,500	5,587
Pfizer Inc.	2.200%	12/15/21	4,200	4,241
Pfizer Inc.	2.800%	3/11/22	5,085	5,204
Pfizer Inc.	3.000%	6/15/23	5,760	5,965
Pfizer Inc.	3.200%	9/15/23	6,225	6,509
Pfizer Inc.	2.950%	3/15/24	7,925	8,234
Pfizer Inc.	3.400%	5/15/24	650	689
Pfizer Inc.	2.750%	6/3/26	12,725	13,359
Pfizer Inc.	3.000%	12/15/26	17,825	19,021
Pfizer Inc.	3.600%	9/15/28	8,025	8,859
Pfizer Inc.	3.450%	3/15/29	11,800	13,061
Pfizer Inc.	4.000%	12/15/36	10,550	11,976
Pfizer Inc.	4.100%	9/15/38	7,275	8,586
Pfizer Inc.	3.900%	3/15/39	6,505	7,618
Pfizer Inc.	7.200%	3/15/39	19,540	30,874
Pfizer Inc.	5.600%	9/15/40	1,700	2,324
Pfizer Inc.	4.300%	6/15/43	5,010	6,072
Pfizer Inc.	4.400%	5/15/44	13,075	16,066
Pfizer Inc.	4.125%	12/15/46	10,475	13,008
Pfizer Inc.	4.200%	9/15/48	8,775	11,202
Pharmacia LLC	6.600%	12/1/28	5,248	6,913
Philip Morris International Inc.	4.125%	5/17/21	4,458	4,548
Philip Morris International Inc.	2.900%	11/15/21	3,450	3,480
Philip Morris International Inc.	2.625%	2/18/22	5,000	5,012
Philip Morris International Inc.	2.375%	8/17/22	7,400	7,461
Philip Morris International Inc.	2.500%	8/22/22	3,000	3,079
Philip Morris International Inc.	2.500%	11/2/22	5,900	5,930
Philip Morris International Inc.	2.625%	3/6/23	2,970	2,940
Philip Morris International Inc.	2.125%	5/10/23	4,230	4,156
Philip Morris International Inc.	3.600%	11/15/23	7,660	7,979
Philip Morris International Inc.	2.875%	5/1/24	9,625	9,691
Philip Morris International Inc.	3.250%	11/10/24	10,600	11,234
Philip Morris International Inc.	3.375%	8/11/25	4,625	4,893
Philip Morris International Inc.	2.750%	2/25/26	10,500	10,696
Philip Morris International Inc.	3.125%	8/17/27	4,500	4,510
Philip Morris International Inc.	3.125%	3/2/28	4,230	4,427
Philip Morris International Inc.	3.375%	8/15/29	1,725	1,816
Philip Morris International Inc.	6.375%	5/16/38	7,600	10,360
Philip Morris International Inc.	4.375%	11/15/41	10,418	11,136
Philip Morris International Inc.	4.500%	3/20/42	4,665	5,123
Philip Morris International Inc.	3.875%	8/21/42	6,202	6,440
Philip Morris International Inc.	4.125%	3/4/43	9,815	10,495
Philip Morris International Inc.	4.875%	11/15/43	6,450	7,553
Philip Morris International Inc.	4.250%	11/10/44	7,760	8,634

3 Procter & Gamble - Esop	9.360%	1/1/21	254	263
Procter & Gamble Co.	1.700%	11/3/21	7,105	7,170
Procter & Gamble Co.	2.300%	2/6/22	7,164	7,324
Procter & Gamble Co.	3.100%	8/15/23	8,250	8,680
Procter & Gamble Co.	2.700%	2/2/26	4,500	4,758
Procter & Gamble Co.	2.450%	11/3/26	10,300	10,912
Procter & Gamble Co.	2.850%	8/11/27	6,575	7,103
Procter & Gamble Co.	3.000%	3/25/30	2,500	2,774
Procter & Gamble Co.	5.500%	2/1/34	5,200	6,855
Procter & Gamble Co.	5.800%	8/15/34	897	1,211
Procter & Gamble Co.	5.550%	3/5/37	4,500	6,364
Procter & Gamble Co.	3.550%	3/25/40	3,050	3,554
Procter & Gamble Co.	3.500%	10/25/47	5,100	5,818
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	1,250	1,317
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	6,900	6,711
3 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	3,125	3,351
3 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	3,500	3,878
Quest Diagnostics Inc.	4.700%	4/1/21	1,335	1,351
Quest Diagnostics Inc.	4.250%	4/1/24	3,300	3,429
Quest Diagnostics Inc.	3.500%	3/30/25	1,250	1,269
Quest Diagnostics Inc.	3.450%	6/1/26	10,900	11,001
Quest Diagnostics Inc.	4.200%	6/30/29	2,740	2,897
Quest Diagnostics Inc.	2.950%	6/30/30	8,245	8,249
Quest Diagnostics Inc.	5.750%	1/30/40	876	1,068
Quest Diagnostics Inc.	4.700%	3/30/45	1,250	1,426
Reynolds American Inc.	4.000%	6/12/22	5,100	5,168
Reynolds American Inc.	4.850%	9/15/23	2,345	2,445
Reynolds American Inc.	4.450%	6/12/25	24,550	24,971
Reynolds American Inc.	5.700%	8/15/35	6,545	7,227
Reynolds American Inc.	7.250%	6/15/37	4,800	5,641
Reynolds American Inc.	8.125%	5/1/40	2,239	2,777
Reynolds American Inc.	7.000%	8/4/41	2,040	2,292
Reynolds American Inc.	6.150%	9/15/43	5,075	5,488
Reynolds American Inc.	5.850%	8/15/45	19,440	20,539
RWJ Barnabas Health Inc.	3.949%	7/1/46	3,500	3,680
RWJ Barnabas Health Inc.	3.477%	7/1/49	1,400	1,437
Sanofi	4.000%	3/29/21	10,615	10,837
Sanofi	3.375%	6/19/23	15,000	15,721
Sanofi	3.625%	6/19/28	10,775	11,693
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	32,500	32,378
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	24,882	25,426
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	25,820	26,401
Spectrum Health System Obligated Group	3.487%	7/15/49	2,855	2,964
SSM Health Care Corp.	3.688%	6/1/23	7,600	7,329
SSM Health Care Corp.	3.823%	6/1/27	3,600	3,682
Stanford Health Care	3.795%	11/15/48	5,075	6,199
Stryker Corp.	3.375%	5/15/24	5,425	5,638
Stryker Corp.	3.375%	11/1/25	6,265	6,495
Stryker Corp.	3.500%	3/15/26	8,747	9,110
Stryker Corp.	3.650%	3/7/28	5,300	5,607
Stryker Corp.	4.100%	4/1/43	3,475	3,788
Stryker Corp.	4.375%	5/15/44	2,575	2,925
Stryker Corp.	4.625%	3/15/46	6,120	7,249

Sutter Health	3.695%	8/15/28	3,025	3,193
Sutter Health	4.091%	8/15/48	4,400	4,763
Sysco Corp.	2.500%	7/15/21	1,825	1,827
Sysco Corp.	2.600%	6/12/22	1,800	1,732
Sysco Corp.	3.550%	3/15/25	2,000	1,985
Sysco Corp.	3.750%	10/1/25	4,775	4,769
Sysco Corp.	3.300%	7/15/26	8,250	8,133
Sysco Corp.	3.250%	7/15/27	14,864	13,585
Sysco Corp.	2.400%	2/15/30	1,815	1,529
Sysco Corp.	4.850%	10/1/45	3,480	3,537
Sysco Corp.	4.500%	4/1/46	5,275	5,073
Sysco Corp.	4.450%	3/15/48	6,425	6,265
Sysco Corp.	3.300%	2/15/50	5,300	3,843
Sysco Corp.	6.600%	4/1/50	750	819
Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	9,625	9,755
Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	10,050	10,603
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	15,050	17,092
3 Texas Health Resources	4.330%	11/15/55	900	1,045
Thermo Fisher Scientific Inc.	3.000%	4/15/23	8,000	8,086
Thermo Fisher Scientific Inc.	4.150%	2/1/24	1,600	1,679
Thermo Fisher Scientific Inc.	3.650%	12/15/25	6,075	6,305
Thermo Fisher Scientific Inc.	2.950%	9/19/26	9,995	9,973
Thermo Fisher Scientific Inc.	3.200%	8/15/27	7,600	7,744
Thermo Fisher Scientific Inc.	2.600%	10/1/29	7,000	6,791
Thermo Fisher Scientific Inc.	4.497%	3/25/30	3,420	3,848
Thermo Fisher Scientific Inc.	5.300%	2/1/44	4,390	5,266
Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,525	4,731
Toledo Hospital	5.325%	11/15/28	2,935	3,145
Toledo Hospital	5.750%	11/15/38	3,350	3,883
Toledo Hospital	6.015%	11/15/48	3,450	3,783
Trinity Health Corp.	4.125%	12/1/45	5,070	5,555
Tyson Foods Inc.	2.250%	8/23/21	4,850	4,823
Tyson Foods Inc.	4.500%	6/15/22	13,525	13,972
Tyson Foods Inc.	3.900%	9/28/23	3,300	3,430
Tyson Foods Inc.	3.950%	8/15/24	19,065	20,458
Tyson Foods Inc.	4.000%	3/1/26	7,000	7,423
Tyson Foods Inc.	3.550%	6/2/27	11,175	11,456
Tyson Foods Inc.	4.350%	3/1/29	19,000	20,643
Tyson Foods Inc.	4.875%	8/15/34	4,325	4,846
Tyson Foods Inc.	4.550%	6/2/47	7,625	8,520
Tyson Foods Inc.	5.100%	9/28/48	12,900	16,066
Unilever Capital Corp.	2.750%	3/22/21	1,250	1,265
Unilever Capital Corp.	1.375%	7/28/21	8,395	8,372
Unilever Capital Corp.	3.000%	3/7/22	5,075	5,207
Unilever Capital Corp.	3.125%	3/22/23	200	206
Unilever Capital Corp.	3.250%	3/7/24	13,175	13,826
Unilever Capital Corp.	2.600%	5/5/24	19,965	20,476
Unilever Capital Corp.	3.100%	7/30/25	3,875	4,091
Unilever Capital Corp.	2.000%	7/28/26	6,200	6,209
Unilever Capital Corp.	2.900%	5/5/27	6,400	6,771
Unilever Capital Corp.	2.125%	9/6/29	5,750	5,570
Unilever Capital Corp.	5.900%	11/15/32	8,600	11,350
Whirlpool Corp.	4.850%	6/15/21	1,575	1,610
Whirlpool Corp.	4.700%	6/1/22	6,700	7,041
Whirlpool Corp.	4.000%	3/1/24	2,675	2,780
Whirlpool Corp.	3.700%	5/1/25	800	824
Whirlpool Corp.	4.750%	2/26/29	6,200	6,396

Whirlpool Corp.	4.500%	6/1/46	4,675	4,348
3 Willis-Knighton Medical Center	4.813%	9/1/48	2,000	2,796
Wyeth LLC	7.250%	3/1/23	2,000	2,276
Wyeth LLC	6.450%	2/1/24	10,991	12,617
Wyeth LLC	6.500%	2/1/34	4,425	6,347
Wyeth LLC	6.000%	2/15/36	1,680	2,284
Wyeth LLC	5.950%	4/1/37	17,010	24,025
Zeneca Wilmington Inc.	7.000%	11/15/23	5,100	5,946
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	1,550	1,542
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	8,400	8,345
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	1,175	1,189
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	16,070	16,163
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,750	1,864
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	6,710	6,224
Zoetis Inc.	3.250%	8/20/21	2,625	2,672
Zoetis Inc.	3.250%	2/1/23	16,023	16,313
Zoetis Inc.	4.500%	11/13/25	2,915	3,146
Zoetis Inc.	3.000%	9/12/27	8,040	8,118
Zoetis Inc.	3.900%	8/20/28	4,950	5,304
Zoetis Inc.	4.700%	2/1/43	10,790	12,406
Zoetis Inc.	3.950%	9/12/47	4,375	4,631
Zoetis Inc.	4.450%	8/20/48	2,600	3,003

Energy (1.9%)
Apache Corp.	3.250%	4/15/22	2,982	2,281
Apache Corp.	4.375%	10/15/28	3,430	1,826
Apache Corp.	7.750%	12/15/29	799	496
Apache Corp.	5.100%	9/1/40	13,375	6,253
Apache Corp.	5.250%	2/1/42	5,365	2,320
Apache Corp.	4.750%	4/15/43	12,843	5,908
Apache Corp.	4.250%	1/15/44	7,675	3,387
Apache Corp.	5.350%	7/1/49	2,500	1,153
Baker Hughes a GE Co. LLC	5.125%	9/15/40	6,540	5,730
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	16,280	15,446
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.337%	12/15/27	7,675	7,034
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	3.138%	11/7/29	5,100	4,424
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	4.080%	12/15/47	15,200	12,109
Boardwalk Pipelines LP	3.375%	2/1/23	2,240	1,942
Boardwalk Pipelines LP	4.950%	12/15/24	575	466
Boardwalk Pipelines LP	5.950%	6/1/26	14,910	13,494
Boardwalk Pipelines LP	4.450%	7/15/27	2,695	2,093
BP Capital Markets America Inc.	4.742%	3/11/21	8,615	8,666
BP Capital Markets America Inc.	2.112%	9/16/21	9,250	9,064
BP Capital Markets America Inc.	3.245%	5/6/22	11,075	11,126
BP Capital Markets America Inc.	2.520%	9/19/22	5,500	5,439
BP Capital Markets America Inc.	2.750%	5/10/23	20,495	20,306
BP Capital Markets America Inc.	3.216%	11/28/23	5,800	5,884
BP Capital Markets America Inc.	3.790%	2/6/24	3,460	3,544
BP Capital Markets America Inc.	3.224%	4/14/24	2,697	2,729
BP Capital Markets America Inc.	3.796%	9/21/25	5,525	5,702
BP Capital Markets America Inc.	3.410%	2/11/26	8,500	8,614
BP Capital Markets America Inc.	3.119%	5/4/26	17,501	17,628
BP Capital Markets America Inc.	3.017%	1/16/27	7,247	7,194

BP Capital Markets America Inc.	3.937%	9/21/28	7,750	8,104
BP Capital Markets America Inc.	4.234%	11/6/28	13,225	14,307
BP Capital Markets America Inc.	3.000%	2/24/50	12,000	10,846
BP Capital Markets plc	3.561%	11/1/21	17,674	17,789
BP Capital Markets plc	3.062%	3/17/22	550	551
BP Capital Markets plc	2.500%	11/6/22	7,375	7,280
BP Capital Markets plc	3.994%	9/26/23	2,700	2,780
BP Capital Markets plc	3.814%	2/10/24	2,825	2,897
BP Capital Markets plc	3.535%	11/4/24	10,326	10,603
BP Capital Markets plc	3.506%	3/17/25	6,314	6,492
BP Capital Markets plc	3.279%	9/19/27	22,573	22,713
BP Capital Markets plc	3.723%	11/28/28	12,825	13,227
Burlington Resources Finance Co.	7.200%	8/15/31	7,062	8,098
Burlington Resources Finance Co.	7.400%	12/1/31	3,875	4,437
Canadian Natural Resources Ltd.	3.450%	11/15/21	915	854
Canadian Natural Resources Ltd.	2.950%	1/15/23	8,000	6,930
Canadian Natural Resources Ltd.	3.800%	4/15/24	15,765	13,289
Canadian Natural Resources Ltd.	3.850%	6/1/27	10,775	8,531
Canadian Natural Resources Ltd.	7.200%	1/15/32	1,875	2,021
Canadian Natural Resources Ltd.	6.450%	6/30/33	2,645	2,090
Canadian Natural Resources Ltd.	5.850%	2/1/35	2,212	1,859
Canadian Natural Resources Ltd.	6.500%	2/15/37	5,965	4,861
Canadian Natural Resources Ltd.	6.250%	3/15/38	6,343	4,924
Canadian Natural Resources Ltd.	6.750%	2/1/39	3,035	2,333
Canadian Natural Resources Ltd.	4.950%	6/1/47	5,615	4,063
Cenovus Energy Inc.	3.000%	8/15/22	4,559	3,260
Cenovus Energy Inc.	4.250%	4/15/27	3,050	1,495
Cenovus Energy Inc.	5.250%	6/15/37	5,580	2,485
Cenovus Energy Inc.	6.750%	11/15/39	5,775	2,769
Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	7,000	6,160
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	13,875	11,655
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	20,654	18,485
6 Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	7,000	5,355
Chevron Corp.	2.100%	5/16/21	9,450	9,443
Chevron Corp.	2.411%	3/3/22	3,925	3,939
Chevron Corp.	2.498%	3/3/22	4,350	4,404
Chevron Corp.	2.355%	12/5/22	20,964	21,242
Chevron Corp.	3.191%	6/24/23	28,428	29,663
Chevron Corp.	2.895%	3/3/24	14,000	14,463
Chevron Corp.	3.326%	11/17/25	2,400	2,557
Chevron Corp.	2.954%	5/16/26	7,700	8,097
Cimarex Energy Co.	4.375%	6/1/24	5,900	4,565
Cimarex Energy Co.	3.900%	5/15/27	5,805	4,216
Cimarex Energy Co.	4.375%	3/15/29	3,280	2,206
Columbia Pipeline Group Inc.	4.500%	6/1/25	10,298	10,154
Columbia Pipeline Group Inc.	5.800%	6/1/45	4,385	4,589
Concho Resources Inc.	3.750%	10/1/27	9,660	8,163
Concho Resources Inc.	4.300%	8/15/28	8,700	7,721
Concho Resources Inc.	4.875%	10/1/47	7,300	5,621
Concho Resources Inc.	4.850%	8/15/48	1,065	812
Conoco Funding Co.	7.250%	10/15/31	1,740	2,348
ConocoPhillips	5.900%	10/15/32	2,225	2,562
ConocoPhillips	5.900%	5/15/38	7,161	8,508
ConocoPhillips	6.500%	2/1/39	23,463	29,537
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	6,071	6,845
ConocoPhillips Co.	3.350%	11/15/24	2,625	2,611
ConocoPhillips Co.	4.950%	3/15/26	15,835	16,749

ConocoPhillips Co.	4.300%	11/15/44	4,000	3,842
ConocoPhillips Holding Co.	6.950%	4/15/29	6,300	7,718
Continental Resources Inc.	4.500%	4/15/23	1,195	663
Continental Resources Inc.	3.800%	6/1/24	8,823	4,456
Continental Resources Inc.	4.375%	1/15/28	7,825	3,619
Continental Resources Inc.	4.900%	6/1/44	2,965	1,290
Devon Energy Corp.	5.850%	12/15/25	2,425	1,964
Devon Energy Corp.	7.950%	4/15/32	2,314	2,305
Devon Energy Corp.	5.600%	7/15/41	9,995	5,785
Devon Energy Corp.	4.750%	5/15/42	13,000	8,320
Devon Energy Corp.	5.000%	6/15/45	5,250	3,373
Devon Financing Co. LLC	7.875%	9/30/31	7,950	5,916
Diamondback Energy Inc.	2.875%	12/1/24	7,000	4,970
Diamondback Energy Inc.	3.250%	12/1/26	9,000	6,345
Diamondback Energy Inc.	3.500%	12/1/29	12,250	8,636
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	10,529	10,755
Dominion Energy Gas Holdings LLC	2.500%	11/15/24	4,500	4,370
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	1,700	1,734
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	5,000	4,699
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	4,000	3,948
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	2,978	2,908
Enable Midstream Partners LP	3.900%	5/15/24	6,100	3,690
Enable Midstream Partners LP	4.400%	3/15/27	8,500	5,281
Enable Midstream Partners LP	4.950%	5/15/28	10,200	7,242
Enable Midstream Partners LP	5.000%	5/15/44	2,775	1,110
Enbridge Energy Partners LP	4.200%	9/15/21	7,185	7,327
Enbridge Energy Partners LP	5.875%	10/15/25	8,825	8,162
Enbridge Energy Partners LP	7.500%	4/15/38	4,725	5,269
Enbridge Energy Partners LP	5.500%	9/15/40	3,573	3,074
Enbridge Energy Partners LP	7.375%	10/15/45	2,480	2,785
Enbridge Inc.	2.900%	7/15/22	8,200	7,586
Enbridge Inc.	3.500%	6/10/24	6,425	6,259
Enbridge Inc.	2.500%	1/15/25	4,500	4,048
Enbridge Inc.	3.700%	7/15/27	6,675	6,619
Enbridge Inc.	3.125%	11/15/29	8,795	8,155
Enbridge Inc.	4.500%	6/10/44	4,200	3,550
Enbridge Inc.	4.000%	11/15/49	4,750	4,295
Energy Transfer Operating LP	4.650%	6/1/21	3,977	3,875
Energy Transfer Operating LP	3.600%	2/1/23	6,888	6,130
Energy Transfer Operating LP	4.250%	3/15/23	18,860	17,115
Energy Transfer Operating LP	4.200%	9/15/23	3,200	2,784
Energy Transfer Operating LP	4.900%	2/1/24	1,620	1,462
Energy Transfer Operating LP	4.050%	3/15/25	15,986	14,088
Energy Transfer Operating LP	2.900%	5/15/25	9,350	7,924
Energy Transfer Operating LP	4.750%	1/15/26	16,005	14,585
Energy Transfer Operating LP	4.200%	4/15/27	5,300	4,088
Energy Transfer Operating LP	5.500%	6/1/27	11,805	10,300
Energy Transfer Operating LP	5.250%	4/15/29	10,600	8,969
Energy Transfer Operating LP	3.750%	5/15/30	8,725	6,816
Energy Transfer Operating LP	4.900%	3/15/35	3,350	2,550
Energy Transfer Operating LP	6.250%	4/15/49	14,600	12,355
Energy Transfer Operating LP	5.000%	5/15/50	16,500	12,767
Energy Transfer Partners LP	4.950%	6/15/28	10,260	8,413
Energy Transfer Partners LP	6.625%	10/15/36	1,950	1,699
Energy Transfer Partners LP	5.800%	6/15/38	5,790	4,668
Energy Transfer Partners LP	7.500%	7/1/38	4,932	5,006
Energy Transfer Partners LP	6.050%	6/1/41	5,690	5,007

Energy Transfer Partners LP	6.500%	2/1/42	11,326	10,208
Energy Transfer Partners LP	5.150%	2/1/43	5,900	4,147
Energy Transfer Partners LP	5.150%	3/15/45	1,780	1,380
Energy Transfer Partners LP	6.125%	12/15/45	13,950	11,509
Energy Transfer Partners LP	5.300%	4/15/47	9,890	7,566
Energy Transfer Partners LP	6.000%	6/15/48	6,110	4,835
Eni USA Inc.	7.300%	11/15/27	1,095	1,256
Enterprise Products Operating LLC	2.850%	4/15/21	1,000	1,011
Enterprise Products Operating LLC	3.500%	2/1/22	6,075	6,188
Enterprise Products Operating LLC	4.050%	2/15/22	625	622
Enterprise Products Operating LLC	3.350%	3/15/23	10,929	10,721
Enterprise Products Operating LLC	3.900%	2/15/24	7,720	7,854
Enterprise Products Operating LLC	3.750%	2/15/25	7,925	7,880
Enterprise Products Operating LLC	3.700%	2/15/26	6,518	6,506
Enterprise Products Operating LLC	3.950%	2/15/27	1,300	1,237
Enterprise Products Operating LLC	4.150%	10/16/28	10,000	10,138
Enterprise Products Operating LLC	3.125%	7/31/29	12,500	11,602
Enterprise Products Operating LLC	2.800%	1/31/30	5,245	4,757
Enterprise Products Operating LLC	6.875%	3/1/33	8,843	10,376
Enterprise Products Operating LLC	6.650%	10/15/34	235	272
Enterprise Products Operating LLC	7.550%	4/15/38	3,330	4,238
Enterprise Products Operating LLC	6.125%	10/15/39	5,845	6,464
Enterprise Products Operating LLC	5.950%	2/1/41	7,465	8,078
Enterprise Products Operating LLC	5.700%	2/15/42	3,065	2,994
Enterprise Products Operating LLC	4.850%	8/15/42	12,293	11,383
Enterprise Products Operating LLC	4.450%	2/15/43	8,712	8,231
Enterprise Products Operating LLC	4.850%	3/15/44	16,520	16,832
Enterprise Products Operating LLC	5.100%	2/15/45	5,490	5,471
Enterprise Products Operating LLC	4.900%	5/15/46	10,385	10,037
Enterprise Products Operating LLC	4.250%	2/15/48	12,700	11,861
Enterprise Products Operating LLC	4.800%	2/1/49	10,270	10,320
Enterprise Products Operating LLC	4.200%	1/31/50	10,000	9,475
Enterprise Products Operating LLC	4.950%	10/15/54	2,265	2,213
Enterprise Products Operating LLC	3.950%	1/31/60	9,300	7,827
3 Enterprise Products Operating LLC	5.250%	8/16/77	2,100	1,449
3 Enterprise Products Operating LLC	5.375%	2/15/78	5,315	3,649
EOG Resources Inc.	2.625%	3/15/23	15,165	14,859
EOG Resources Inc.	3.150%	4/1/25	700	682
EOG Resources Inc.	4.150%	1/15/26	6,750	6,979
EOG Resources Inc.	3.900%	4/1/35	4,840	4,721
Exxon Mobil Corp.	2.222%	3/1/21	23,375	23,310
Exxon Mobil Corp.	2.397%	3/6/22	27,250	27,486
Exxon Mobil Corp.	2.726%	3/1/23	43,696	44,470
Exxon Mobil Corp.	2.019%	8/16/24	3,300	3,300
Exxon Mobil Corp.	2.709%	3/6/25	4,600	4,778
Exxon Mobil Corp.	2.992%	3/19/25	2,500	2,630
Exxon Mobil Corp.	3.043%	3/1/26	6,373	6,736
Exxon Mobil Corp.	2.275%	8/16/26	4,000	3,996
Exxon Mobil Corp.	2.440%	8/16/29	14,500	14,817
Exxon Mobil Corp.	3.482%	3/19/30	2,500	2,744
Exxon Mobil Corp.	2.995%	8/16/39	8,504	8,490
Exxon Mobil Corp.	4.227%	3/19/40	3,000	3,464
Exxon Mobil Corp.	3.567%	3/6/45	13,153	13,611
Exxon Mobil Corp.	4.114%	3/1/46	10,000	11,767
Exxon Mobil Corp.	3.095%	8/16/49	10,655	10,832
Exxon Mobil Corp.	4.327%	3/19/50	22,645	27,475
Halliburton Co.	3.250%	11/15/21	5,005	4,811

Halliburton Co.	3.500%	8/1/23	284	268
Halliburton Co.	3.800%	11/15/25	1,510	1,338
Halliburton Co.	2.920%	3/1/30	5,000	3,912
Halliburton Co.	4.850%	11/15/35	13,981	10,381
Halliburton Co.	6.700%	9/15/38	12,580	10,929
Halliburton Co.	4.500%	11/15/41	2,000	1,590
Halliburton Co.	4.750%	8/1/43	8,875	6,512
Halliburton Co.	5.000%	11/15/45	15,183	11,878
Helmerich & Payne Inc.	4.650%	3/15/25	3,975	4,150
Hess Corp.	3.500%	7/15/24	2,750	2,186
Hess Corp.	4.300%	4/1/27	4,515	3,330
Hess Corp.	7.875%	10/1/29	2,075	1,674
Hess Corp.	7.300%	8/15/31	1,000	823
Hess Corp.	7.125%	3/15/33	2,430	1,962
Hess Corp.	6.000%	1/15/40	14,600	10,548
Hess Corp.	5.600%	2/15/41	9,122	6,271
HollyFrontier Corp.	5.875%	4/1/26	5,008	4,332
Husky Energy Inc.	3.950%	4/15/22	21,900	20,529
Husky Energy Inc.	4.000%	4/15/24	8,905	7,382
Husky Energy Inc.	4.400%	4/15/29	6,500	4,596
Husky Energy Inc.	6.800%	9/15/37	4,135	3,095
Kinder Morgan Energy Partners LP	5.000%	10/1/21	11,840	11,510
Kinder Morgan Energy Partners LP	4.150%	3/1/22	4,411	4,320
Kinder Morgan Energy Partners LP	3.950%	9/1/22	15,185	14,738
Kinder Morgan Energy Partners LP	3.450%	2/15/23	8,645	8,507
Kinder Morgan Energy Partners LP	3.500%	9/1/23	12,000	11,853
Kinder Morgan Energy Partners LP	4.150%	2/1/24	2,695	2,700
Kinder Morgan Energy Partners LP	4.300%	5/1/24	5,900	5,879
Kinder Morgan Energy Partners LP	4.250%	9/1/24	11,783	11,653
Kinder Morgan Energy Partners LP	7.400%	3/15/31	1,930	2,177
Kinder Morgan Energy Partners LP	7.300%	8/15/33	2,810	2,999
Kinder Morgan Energy Partners LP	5.800%	3/15/35	5,000	5,020
Kinder Morgan Energy Partners LP	6.500%	2/1/37	6,250	5,594
Kinder Morgan Energy Partners LP	6.950%	1/15/38	7,446	7,930
Kinder Morgan Energy Partners LP	6.500%	9/1/39	9,675	8,565
Kinder Morgan Energy Partners LP	6.550%	9/15/40	4,500	4,314
Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,750	1,946
Kinder Morgan Energy Partners LP	6.375%	3/1/41	4,100	4,265
Kinder Morgan Energy Partners LP	5.625%	9/1/41	8,954	8,770
Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,380	4,049
Kinder Morgan Energy Partners LP	4.700%	11/1/42	6,600	6,199
Kinder Morgan Energy Partners LP	5.000%	3/1/43	3,617	3,219
Kinder Morgan Energy Partners LP	5.500%	3/1/44	3,900	3,564
Kinder Morgan Energy Partners LP	5.400%	9/1/44	49	47
Kinder Morgan Inc.	3.150%	1/15/23	1,620	1,602
Kinder Morgan Inc.	4.300%	3/1/28	5,000	4,905
Kinder Morgan Inc.	7.800%	8/1/31	2,730	3,134
Kinder Morgan Inc.	7.750%	1/15/32	7,956	9,086
Kinder Morgan Inc.	5.300%	12/1/34	5,500	5,283
Kinder Morgan Inc.	5.550%	6/1/45	12,825	13,110
Kinder Morgan Inc.	5.050%	2/15/46	5,935	5,917
Magellan Midstream Partners LP	5.000%	3/1/26	9,075	9,056
Magellan Midstream Partners LP	5.150%	10/15/43	2,885	2,755
Magellan Midstream Partners LP	4.250%	9/15/46	3,025	3,178
Magellan Midstream Partners LP	4.200%	10/3/47	8,510	6,967
Magellan Midstream Partners LP	3.950%	3/1/50	2,450	2,086
Marathon Oil Corp.	2.800%	11/1/22	8,000	6,140

Marathon Oil Corp.	3.850%	6/1/25	10,114	7,017
Marathon Oil Corp.	4.400%	7/15/27	7,400	4,921
Marathon Oil Corp.	6.800%	3/15/32	6,355	4,290
Marathon Oil Corp.	6.600%	10/1/37	5,242	3,381
Marathon Petroleum Corp.	5.125%	3/1/21	8,850	8,562
Marathon Petroleum Corp.	5.375%	10/1/22	2,000	1,807
Marathon Petroleum Corp.	4.750%	12/15/23	5,530	5,226
Marathon Petroleum Corp.	5.125%	4/1/24	4,057	4,169
Marathon Petroleum Corp.	3.625%	9/15/24	5,300	4,492
Marathon Petroleum Corp.	5.125%	12/15/26	8,000	8,360
Marathon Petroleum Corp.	3.800%	4/1/28	3,725	3,050
Marathon Petroleum Corp.	6.500%	3/1/41	9,569	8,744
Marathon Petroleum Corp.	4.750%	9/15/44	3,901	3,043
Marathon Petroleum Corp.	4.500%	4/1/48	4,275	3,281
Marathon Petroleum Corp.	5.000%	9/15/54	3,225	2,128
6 MPLX LP	3.500%	12/1/22	1,925	1,889
MPLX LP	3.375%	3/15/23	4,000	3,915
MPLX LP	4.500%	7/15/23	15,455	13,562
MPLX LP	4.875%	12/1/24	20,658	18,050
6 MPLX LP	5.250%	1/15/25	4,936	4,708
MPLX LP	4.000%	2/15/25	3,000	2,280
MPLX LP	4.875%	6/1/25	6,400	5,464
MPLX LP	4.125%	3/1/27	6,525	5,579
6 MPLX LP	4.250%	12/1/27	10,960	9,028
MPLX LP	4.000%	3/15/28	13,650	11,108
MPLX LP	4.500%	4/15/38	10,000	7,212
MPLX LP	5.200%	3/1/47	8,700	6,936
6 MPLX LP	5.200%	12/1/47	8,325	6,681
MPLX LP	4.700%	4/15/48	7,300	5,055
MPLX LP	5.500%	2/15/49	5,135	4,339
MPLX LP	4.900%	4/15/58	5,150	2,935
National Fuel Gas Co.	3.950%	9/15/27	1,900	1,749
National Fuel Gas Co.	4.750%	9/1/28	11,000	10,052
National Oilwell Varco Inc.	2.600%	12/1/22	6,654	6,421
National Oilwell Varco Inc.	3.600%	12/1/29	5,000	3,937
National Oilwell Varco Inc.	3.950%	12/1/42	2,700	1,701
Newfield Exploration Co.	5.750%	1/30/22	11,625	7,905
Newfield Exploration Co.	5.625%	7/1/24	3,000	1,515
Newfield Exploration Co.	5.375%	1/1/26	5,238	2,737
Noble Energy Inc.	3.900%	11/15/24	1,549	1,239
Noble Energy Inc.	3.850%	1/15/28	4,789	3,155
Noble Energy Inc.	3.250%	10/15/29	5,000	3,206
Noble Energy Inc.	6.000%	3/1/41	7,425	5,346
Noble Energy Inc.	5.250%	11/15/43	9,000	5,130
Noble Energy Inc.	5.050%	11/15/44	7,248	4,231
Noble Energy Inc.	4.950%	8/15/47	4,000	2,435
Occidental Petroleum Corp.	2.600%	8/13/21	6,250	5,000
Occidental Petroleum Corp.	3.125%	2/15/22	7,640	5,615
Occidental Petroleum Corp.	2.700%	8/15/22	5,000	3,562
Occidental Petroleum Corp.	2.900%	8/15/24	7,375	4,075
Occidental Petroleum Corp.	3.500%	6/15/25	1,470	750
Occidental Petroleum Corp.	3.400%	4/15/26	6,850	3,288
Occidental Petroleum Corp.	3.200%	8/15/26	1,750	849
Occidental Petroleum Corp.	3.500%	8/15/29	6,345	3,030
Occidental Petroleum Corp.	4.300%	8/15/39	2,500	1,063
Occidental Petroleum Corp.	4.500%	7/15/44	5,330	2,185
Occidental Petroleum Corp.	4.625%	6/15/45	6,400	2,736

Occidental Petroleum Corp.	4.400%	4/15/46	7,650	3,270
Occidental Petroleum Corp.	4.100%	2/15/47	5,275	2,229
ONEOK Inc.	4.250%	2/1/22	5,000	4,713
ONEOK Inc.	7.500%	9/1/23	4,293	4,144
ONEOK Inc.	2.750%	9/1/24	2,000	1,773
ONEOK Inc.	4.000%	7/13/27	4,125	3,343
ONEOK Inc.	4.550%	7/15/28	9,150	7,691
ONEOK Inc.	4.350%	3/15/29	4,900	4,036
ONEOK Inc.	3.400%	9/1/29	13,025	9,834
ONEOK Inc.	6.000%	6/15/35	550	546
ONEOK Inc.	4.950%	7/13/47	7,864	6,188
ONEOK Inc.	5.200%	7/15/48	7,100	5,541
ONEOK Inc.	4.450%	9/1/49	6,450	4,990
ONEOK Partners LP	3.375%	10/1/22	16,259	15,362
ONEOK Partners LP	4.900%	3/15/25	3,000	2,633
ONEOK Partners LP	6.650%	10/1/36	8,653	7,658
ONEOK Partners LP	6.850%	10/15/37	6,725	6,237
ONEOK Partners LP	6.125%	2/1/41	750	692
ONEOK Partners LP	6.200%	9/15/43	3,200	2,646
Ovintiv Inc.	3.900%	11/15/21	3,975	2,718
Ovintiv Inc.	8.125%	9/15/30	1,400	714
Ovintiv Inc.	7.375%	11/1/31	5,464	2,732
Ovintiv Inc.	6.500%	8/15/34	5,136	2,414
Ovintiv Inc.	6.625%	8/15/37	5,005	2,302
Ovintiv Inc.	6.500%	2/1/38	5,095	2,293
Petro-Canada	5.350%	7/15/33	2,625	2,589
Petro-Canada	5.950%	5/15/35	5,995	5,563
Petro-Canada	6.800%	5/15/38	7,815	8,220
Phillips 66	4.300%	4/1/22	14,230	14,289
Phillips 66	3.900%	3/15/28	7,250	6,929
Phillips 66	4.650%	11/15/34	1,650	1,591
Phillips 66	5.875%	5/1/42	11,007	10,127
Phillips 66	4.875%	11/15/44	10,000	9,811
Phillips 66 Partners LP	2.450%	12/15/24	1,964	1,728
Phillips 66 Partners LP	3.605%	2/15/25	4,900	4,574
Phillips 66 Partners LP	3.550%	10/1/26	4,075	3,680
Phillips 66 Partners LP	3.750%	3/1/28	2,000	1,864
Phillips 66 Partners LP	4.680%	2/15/45	4,435	3,645
Phillips 66 Partners LP	4.900%	10/1/46	4,480	3,666
Pioneer Natural Resources Co.	3.950%	7/15/22	8,803	8,430
Pioneer Natural Resources Co.	4.450%	1/15/26	10,010	9,885
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	3,940	3,600
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	6,697	5,785
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	2,596	2,346
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	14,960	12,305
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	6,715	5,406
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	7,250	5,818
Plains All American Pipeline LP / PAA
Finance Corp.	3.550%	12/15/29	5,000	3,525
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	1,200	930

Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	4,875	3,242
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	5,920	3,693
Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	6,080	4,074
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	1,200	831
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	7,950	7,624
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	14,300	13,102
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	7,185	6,466
Sabine Pass Liquefaction LLC	6.250%	3/15/22	12,110	11,747
Sabine Pass Liquefaction LLC	5.625%	4/15/23	14,109	13,121
Sabine Pass Liquefaction LLC	5.750%	5/15/24	9,730	9,098
Sabine Pass Liquefaction LLC	5.625%	3/1/25	21,505	19,785
Sabine Pass Liquefaction LLC	5.875%	6/30/26	10,000	9,200
Sabine Pass Liquefaction LLC	4.200%	3/15/28	11,000	9,515
Schlumberger Investment SA	3.650%	12/1/23	12,338	12,251
Shell International Finance BV	1.875%	5/10/21	18,225	18,125
Shell International Finance BV	1.750%	9/12/21	10,050	10,008
Shell International Finance BV	2.375%	8/21/22	8,765	8,786
Shell International Finance BV	2.250%	1/6/23	9,405	9,429
Shell International Finance BV	3.400%	8/12/23	7,080	7,378
Shell International Finance BV	3.500%	11/13/23	7,300	7,585
Shell International Finance BV	2.000%	11/7/24	10,000	9,880
Shell International Finance BV	3.250%	5/11/25	24,400	25,579
Shell International Finance BV	2.875%	5/10/26	13,980	14,405
Shell International Finance BV	2.500%	9/12/26	7,897	8,014
Shell International Finance BV	3.875%	11/13/28	13,825	15,042
Shell International Finance BV	2.375%	11/7/29	13,000	12,813
Shell International Finance BV	4.125%	5/11/35	15,541	17,541
Shell International Finance BV	6.375%	12/15/38	16,967	24,199
Shell International Finance BV	3.625%	8/21/42	12,227	12,625
Shell International Finance BV	4.550%	8/12/43	11,425	13,095
Shell International Finance BV	4.375%	5/11/45	22,171	25,412
Shell International Finance BV	4.000%	5/10/46	24,425	27,121
Shell International Finance BV	3.750%	9/12/46	6,150	6,480
Shell International Finance BV	3.125%	11/7/49	6,195	6,125
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	5,165	5,233
Spectra Energy Partners LP	4.750%	3/15/24	8,305	7,838
Spectra Energy Partners LP	3.500%	3/15/25	9,100	8,327
Spectra Energy Partners LP	3.375%	10/15/26	5,145	4,745
Spectra Energy Partners LP	5.950%	9/25/43	2,840	3,101
Spectra Energy Partners LP	4.500%	3/15/45	5,580	5,035
Suncor Energy Inc.	3.600%	12/1/24	861	840
Suncor Energy Inc.	7.150%	2/1/32	3,550	4,315
Suncor Energy Inc.	5.950%	12/1/34	1,095	1,103
Suncor Energy Inc.	6.500%	6/15/38	8,720	8,477
Suncor Energy Inc.	6.850%	6/1/39	4,183	4,192
Suncor Energy Inc.	4.000%	11/15/47	7,132	5,841
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	4,450	4,405
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	2,965	2,635
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	5,975	5,758

Sunoco Logistics Partners Operations LP	5.950%	12/1/25	3,375	3,109
Sunoco Logistics Partners Operations LP	3.900%	7/15/26	4,975	4,219
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	3,700	2,928
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	2,500	2,150
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	2,050	1,517
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	10,575	8,830
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	7,225	5,572
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	4,450	3,515
TC PipeLines LP	3.900%	5/25/27	2,600	2,461
TechnipFMC plc	3.450%	10/1/22	4,770	4,543
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	825	885
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	233
Texas Eastern Transmission LP	7.000%	7/15/32	3,205	3,961
Total Capital Canada Ltd.	2.750%	7/15/23	11,342	11,138
Total Capital International SA	2.750%	6/19/21	9,825	9,860
Total Capital International SA	2.218%	7/12/21	7,000	7,024
Total Capital International SA	2.875%	2/17/22	11,175	11,189
Total Capital International SA	2.700%	1/25/23	11,290	11,326
Total Capital International SA	3.700%	1/15/24	12,666	13,150
Total Capital International SA	3.750%	4/10/24	4,291	4,503
Total Capital International SA	2.434%	1/10/25	8,500	8,482
Total Capital International SA	3.455%	2/19/29	11,775	12,426
Total Capital International SA	2.829%	1/10/30	9,000	9,093
Total Capital SA	3.883%	10/11/28	5,100	5,533
TransCanada PipeLines Ltd.	2.500%	8/1/22	6,105	5,787
TransCanada PipeLines Ltd.	3.750%	10/16/23	4,575	4,444
TransCanada PipeLines Ltd.	4.875%	1/15/26	4,971	5,329
TransCanada PipeLines Ltd.	4.250%	5/15/28	10,100	10,311
TransCanada PipeLines Ltd.	4.625%	3/1/34	13,731	13,028
TransCanada PipeLines Ltd.	5.600%	3/31/34	3,115	3,386
TransCanada PipeLines Ltd.	5.850%	3/15/36	3,025	3,580
TransCanada PipeLines Ltd.	6.200%	10/15/37	16,575	19,320
TransCanada PipeLines Ltd.	4.750%	5/15/38	9,100	9,016
TransCanada PipeLines Ltd.	6.100%	6/1/40	14,924	16,424
TransCanada PipeLines Ltd.	5.000%	10/16/43	6,400	6,595
TransCanada PipeLines Ltd.	4.875%	5/15/48	9,425	10,007
TransCanada PipeLines Ltd.	5.100%	3/15/49	5,375	6,030
Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	10,000	9,969
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	4,200	3,841
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	500	494
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	2,323	2,107
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,250	2,903
Valero Energy Corp.	3.650%	3/15/25	100	97
Valero Energy Corp.	3.400%	9/15/26	14,000	12,693
Valero Energy Corp.	4.350%	6/1/28	14,488	13,631
Valero Energy Corp.	4.000%	4/1/29	3,000	2,845
Valero Energy Corp.	7.500%	4/15/32	6,981	7,906
Valero Energy Corp.	6.625%	6/15/37	12,055	12,429
Valero Energy Corp.	4.900%	3/15/45	2,000	2,049
Valero Energy Partners LP	4.375%	12/15/26	5,800	5,529
Valero Energy Partners LP	4.500%	3/15/28	3,090	3,250
Western Midstream Operating LP	5.450%	4/1/44	11,420	4,254
Western Midstream Operating LP	5.300%	3/1/48	2,825	1,130
Williams Cos. Inc.	4.000%	11/15/21	4,500	4,084
Williams Cos. Inc.	3.600%	3/15/22	10,530	10,188
Williams Cos. Inc.	3.350%	8/15/22	6,300	5,985
Williams Cos. Inc.	3.700%	1/15/23	6,950	6,420

Williams Cos. Inc.	4.500%	11/15/23	3,650	3,376
Williams Cos. Inc.	4.300%	3/4/24	4,400	4,009
Williams Cos. Inc.	4.550%	6/24/24	12,050	10,965
Williams Cos. Inc.	3.900%	1/15/25	22,560	19,317
Williams Cos. Inc.	4.000%	9/15/25	7,275	6,420
Williams Cos. Inc.	3.750%	6/15/27	14,600	13,395
Williams Cos. Inc.	7.500%	1/15/31	550	606
Williams Cos. Inc.	6.300%	4/15/40	5,320	5,400
Williams Cos. Inc.	5.800%	11/15/43	10,825	10,514
Williams Cos. Inc.	5.400%	3/4/44	5,000	4,600
Williams Cos. Inc.	4.900%	1/15/45	1,950	1,772
Williams Cos. Inc.	5.100%	9/15/45	7,988	7,828
Williams Cos. Inc.	4.850%	3/1/48	2,075	1,927

Other Industrial (0.1%)
3 American University	3.672%	4/1/49	4,150	4,934
3 Boston University	4.061%	10/1/48	3,035	3,451
California Institute of Technology	4.321%	8/1/45	1,025	1,237
California Institute of Technology	4.700%	11/1/11	5,575	6,148
CBRE Services Inc.	5.250%	3/15/25	4,950	5,018
CBRE Services Inc.	4.875%	3/1/26	9,533	9,962
Cintas Corp. No. 2	2.900%	4/1/22	3,600	3,596
Cintas Corp. No. 2	3.250%	6/1/22	1,025	1,046
Cintas Corp. No. 2	3.700%	4/1/27	8,475	8,706
Cintas Corp. No. 2	6.150%	8/15/36	259	322
Fluor Corp.	3.500%	12/15/24	13,622	9,672
Fluor Corp.	4.250%	9/15/28	1,819	1,273
Georgetown University	4.315%	4/1/49	2,959	3,308
Georgetown University	2.943%	4/1/50	2,725	2,519
Georgetown University	5.215%	10/1/18	2,589	3,581
Hillenbrand Inc.	4.500%	9/15/26	3,025	3,170
3 Johns Hopkins University	4.083%	7/1/53	4,950	5,502
Leland Stanford Junior University	3.647%	5/1/48	14,275	14,939
3 Massachusetts Institute of Technology	3.959%	7/1/38	145	166
Massachusetts Institute of Technology	2.989%	7/1/50	3,080	3,139
Massachusetts Institute of Technology	5.600%	7/1/11	7,896	12,490
Massachusetts Institute of Technology	4.678%	7/1/14	8,775	11,669
3 Northwestern University	4.643%	12/1/44	4,775	5,970
3 Northwestern University	3.662%	12/1/57	2,100	2,228
President & Fellows of Harvard College	3.619%	10/1/37	2,700	3,047
President & Fellows of Harvard College	4.875%	10/15/40	3,680	4,665
President & Fellows of Harvard College	3.150%	7/15/46	3,800	3,907
President & Fellows of Harvard College	3.300%	7/15/56	300	306
Steelcase Inc.	5.125%	1/18/29	3,700	4,186
3 Trustees of Boston College	3.129%	7/1/52	3,500	3,666
3 University of Chicago	4.003%	10/1/53	5,300	6,057
3 University of Notre Dame du Lac	3.438%	2/15/45	7,925	8,037
University of Notre Dame du Lac	3.394%	2/15/48	2,700	2,947
University of Pennsylvania	4.674%	9/1/12	6,298	8,761
University of Pennsylvania	3.610%	2/15/19	4,000	4,235
3 University of Southern California	3.028%	10/1/39	7,751	7,683
3 University of Southern California	3.841%	10/1/47	9,550	10,836
University of Southern California	3.226%	10/1/20	1,500	1,370
3 William Marsh Rice University	3.574%	5/15/45	20,700	21,264

Technology (2.3%)
Adobe Inc.	1.700%	2/1/23	3,200	3,237

Adobe Inc.	1.900%	2/1/25	1,000	1,012
Adobe Inc.	3.250%	2/1/25	10,958	11,704
Adobe Inc.	2.150%	2/1/27	800	826
Adobe Inc.	2.300%	2/1/30	12,500	12,537
Alphabet Inc.	3.625%	5/19/21	3,075	3,166
Alphabet Inc.	1.998%	8/15/26	7,650	8,076
Altera Corp.	4.100%	11/15/23	6,000	6,465
Amphenol Corp.	2.050%	3/1/25	6,244	5,949
Amphenol Corp.	2.800%	2/15/30	2,405	2,210
Analog Devices Inc.	2.500%	12/5/21	6,025	5,974
Analog Devices Inc.	2.875%	6/1/23	6,700	6,759
Analog Devices Inc.	3.125%	12/5/23	7,475	7,573
Analog Devices Inc.	3.500%	12/5/26	5,965	6,053
Analog Devices Inc.	5.300%	12/15/45	100	126
Apple Inc.	2.850%	5/6/21	31,010	31,634
Apple Inc.	1.550%	8/4/21	100	101
Apple Inc.	2.150%	2/9/22	11,115	11,355
Apple Inc.	2.500%	2/9/22	12,935	13,289
Apple Inc.	2.300%	5/11/22	6,030	6,178
Apple Inc.	2.700%	5/13/22	16,055	16,754
Apple Inc.	2.400%	1/13/23	8,371	8,637
Apple Inc.	2.850%	2/23/23	18,992	19,845
Apple Inc.	2.400%	5/3/23	49,823	51,729
Apple Inc.	3.000%	2/9/24	15,735	16,559
Apple Inc.	3.450%	5/6/24	9,375	10,116
Apple Inc.	2.850%	5/11/24	24,251	25,646
Apple Inc.	1.800%	9/11/24	3,000	3,053
Apple Inc.	2.750%	1/13/25	15,273	16,152
Apple Inc.	2.500%	2/9/25	17,788	18,725
Apple Inc.	3.200%	5/13/25	9,694	10,526
Apple Inc.	3.250%	2/23/26	36,175	39,356
Apple Inc.	2.450%	8/4/26	22,100	23,184
Apple Inc.	2.050%	9/11/26	8,000	8,255
Apple Inc.	3.350%	2/9/27	21,601	23,596
Apple Inc.	3.200%	5/11/27	26,000	28,177
Apple Inc.	2.900%	9/12/27	25,470	27,198
Apple Inc.	2.200%	9/11/29	10,625	10,858
Apple Inc.	4.500%	2/23/36	9,180	11,383
Apple Inc.	3.850%	5/4/43	23,048	27,449
Apple Inc.	4.450%	5/6/44	5,675	7,269
Apple Inc.	3.450%	2/9/45	6,300	7,141
Apple Inc.	4.375%	5/13/45	19,735	25,293
Apple Inc.	4.650%	2/23/46	32,100	42,584
Apple Inc.	3.850%	8/4/46	13,750	16,573
Apple Inc.	4.250%	2/9/47	7,300	9,510
Apple Inc.	3.750%	9/12/47	10,324	12,683
Apple Inc.	3.750%	11/13/47	10,000	11,936
Apple Inc.	2.950%	9/11/49	6,360	6,736
Applied Materials Inc.	4.300%	6/15/21	5,100	5,255
Applied Materials Inc.	3.900%	10/1/25	13,905	14,716
Applied Materials Inc.	3.300%	4/1/27	9,200	9,790
Applied Materials Inc.	5.100%	10/1/35	5,475	7,005
Applied Materials Inc.	5.850%	6/15/41	5,905	8,429
Applied Materials Inc.	4.350%	4/1/47	6,000	7,683
Arrow Electronics Inc.	3.500%	4/1/22	2,500	2,535
Arrow Electronics Inc.	4.500%	3/1/23	3,350	3,490
Arrow Electronics Inc.	3.250%	9/8/24	7,315	6,926

Arrow Electronics Inc.	4.000%	4/1/25	3,070	2,972
Arrow Electronics Inc.	3.875%	1/12/28	3,525	3,387
Autodesk Inc.	3.600%	12/15/22	825	849
Autodesk Inc.	4.375%	6/15/25	2,600	2,823
Autodesk Inc.	3.500%	6/15/27	4,150	4,288
Autodesk Inc.	2.850%	1/15/30	4,300	4,251
Avnet Inc.	3.750%	12/1/21	2,025	2,064
Avnet Inc.	4.875%	12/1/22	3,845	4,071
Avnet Inc.	4.625%	4/15/26	4,625	4,618
Baidu Inc.	2.875%	7/6/22	9,875	9,995
Baidu Inc.	3.500%	11/28/22	7,325	7,618
Baidu Inc.	3.875%	9/29/23	8,400	8,682
Baidu Inc.	4.375%	5/14/24	7,300	7,798
Baidu Inc.	4.125%	6/30/25	100	107
Baidu Inc.	3.625%	7/6/27	5,375	5,588
Baidu Inc.	4.375%	3/29/28	4,025	4,338
Baidu Inc.	4.875%	11/14/28	2,400	2,695
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.000%	1/15/22	28,625	28,348
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	2.650%	1/15/23	8,425	8,210
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	20,790	20,627
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.125%	1/15/25	17,100	16,044
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	35,357	33,617
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.500%	1/15/28	8,600	7,954
6 Broadcom Inc.	3.125%	4/15/21	16,200	16,001
6 Broadcom Inc.	3.125%	10/15/22	12,900	12,772
6 Broadcom Inc.	3.625%	10/15/24	21,520	21,111
6 Broadcom Inc.	4.250%	4/15/26	18,200	18,296
6 Broadcom Inc.	4.750%	4/15/29	30,480	30,944
Broadridge Financial Solutions Inc.	3.400%	6/27/26	2,725	2,736
Broadridge Financial Solutions Inc.	2.900%	12/1/29	4,200	3,659
Cadence Design Systems Inc.	4.375%	10/15/24	3,263	3,461
Cisco Systems Inc.	1.850%	9/20/21	6,275	6,324
Cisco Systems Inc.	2.600%	2/28/23	5,250	5,411
Cisco Systems Inc.	2.200%	9/20/23	5,000	5,115
Cisco Systems Inc.	3.625%	3/4/24	8,482	9,100
Cisco Systems Inc.	2.950%	2/28/26	12,290	12,939
Cisco Systems Inc.	2.500%	9/20/26	3,225	3,412
Cisco Systems Inc.	5.900%	2/15/39	7,100	10,495
Cisco Systems Inc.	5.500%	1/15/40	15,242	21,915
Citrix Systems Inc.	4.500%	12/1/27	3,250	3,299
Citrix Systems Inc.	3.300%	3/1/30	3,125	2,900
Corning Inc.	2.900%	5/15/22	4,675	4,709
Corning Inc.	4.700%	3/15/37	4,475	4,866
Corning Inc.	5.750%	8/15/40	7,460	9,056
Corning Inc.	4.750%	3/15/42	2,195	2,406
Corning Inc.	4.375%	11/15/57	4,250	4,417
Corning Inc.	5.450%	11/15/79	6,900	7,248
6 Dell International LLC / EMC Corp.	5.450%	6/15/23	30,700	31,410
6 Dell International LLC / EMC Corp.	4.000%	7/15/24	5,000	5,046
6 Dell International LLC / EMC Corp.	6.020%	6/15/26	67,417	70,036
6 Dell International LLC / EMC Corp.	4.900%	10/1/26	10,000	9,959

6 Dell International LLC / EMC Corp.	8.100%	7/15/36	14,450	16,632
6 Dell International LLC / EMC Corp.	8.350%	7/15/46	14,236	16,831
6 Dell International LLC/EMC Corp.	4.420%	6/15/21	36,350	36,574
DXC Technology Co.	4.250%	4/15/24	14,375	14,843
DXC Technology Co.	4.750%	4/15/27	2,170	2,187
Equifax Inc.	2.300%	6/1/21	9,550	9,277
Equifax Inc.	3.600%	8/15/21	1,300	1,278
Equifax Inc.	3.950%	6/15/23	2,000	1,940
Equifax Inc.	2.600%	12/1/24	2,200	2,121
Equinix Inc.	2.625%	11/18/24	13,750	12,995
Equinix Inc.	2.900%	11/18/26	10,000	9,255
Equinix Inc.	3.200%	11/18/29	11,000	10,184
Fidelity National Information Services Inc.	3.500%	4/15/23	6,551	6,737
Fidelity National Information Services Inc.	3.875%	6/5/24	2,820	3,009
Fidelity National Information Services Inc.	3.000%	8/15/26	11,005	11,237
Fidelity National Information Services Inc.	3.750%	5/21/29	10,000	10,857
Fiserv Inc.	3.800%	10/1/23	11,243	11,751
Fiserv Inc.	2.750%	7/1/24	18,000	17,893
Fiserv Inc.	3.850%	6/1/25	9,469	10,068
Fiserv Inc.	3.200%	7/1/26	13,000	13,402
Fiserv Inc.	4.200%	10/1/28	2,000	2,171
Fiserv Inc.	3.500%	7/1/29	22,932	23,819
Fiserv Inc.	4.400%	7/1/49	16,150	17,172
Flex Ltd.	5.000%	2/15/23	2,730	2,733
Flex Ltd.	4.750%	6/15/25	75	75
Flex Ltd.	4.875%	6/15/29	6,500	6,208
FLIR Systems Inc.	3.125%	6/15/21	1,500	1,501
Global Payments Inc.	2.650%	2/15/25	14,475	14,253
Global Payments Inc.	3.200%	8/15/29	10,975	10,713
Global Payments Inc.	4.150%	8/15/49	4,775	4,612
Hewlett Packard Enterprise Co.	3.500%	10/5/21	260	261
Hewlett Packard Enterprise Co.	4.400%	10/15/22	17,850	18,070
Hewlett Packard Enterprise Co.	2.250%	4/1/23	2,000	1,958
Hewlett Packard Enterprise Co.	4.900%	10/15/25	18,954	19,341
Hewlett Packard Enterprise Co.	6.200%	10/15/35	7,942	8,800
Hewlett Packard Enterprise Co.	6.350%	10/15/45	11,785	13,687
HP Inc.	6.000%	9/15/41	7,820	8,482
IBM Credit LLC	2.200%	9/8/22	6,500	6,536
IBM Credit LLC	3.000%	2/6/23	6,875	7,096
Intel Corp.	1.700%	5/19/21	10,225	10,247
Intel Corp.	3.300%	10/1/21	12,600	12,950
Intel Corp.	3.100%	7/29/22	6,100	6,329
Intel Corp.	2.700%	12/15/22	9,982	10,344
Intel Corp.	2.875%	5/11/24	26,646	27,913
Intel Corp.	3.400%	3/25/25	3,500	3,819
Intel Corp.	3.700%	7/29/25	28,275	30,512
Intel Corp.	2.600%	5/19/26	11,340	11,584
Intel Corp.	2.450%	11/15/29	22,500	22,970
Intel Corp.	3.900%	3/25/30	1,805	2,064
Intel Corp.	4.000%	12/15/32	6,700	7,650
Intel Corp.	4.800%	10/1/41	7,072	8,865
Intel Corp.	4.100%	5/19/46	13,225	15,564
Intel Corp.	4.100%	5/11/47	10,100	12,152
Intel Corp.	3.734%	12/8/47	17,550	20,430
Intel Corp.	3.250%	11/15/49	15,400	16,654
Intel Corp.	4.750%	3/25/50	12,140	16,136
Intel Corp.	3.100%	2/15/60	5,500	5,687

Intel Corp.	4.950%	3/25/60	3,930	5,317
International Business Machines Corp.	2.500%	1/27/22	6,575	6,725
International Business Machines Corp.	2.850%	5/13/22	24,350	25,002
International Business Machines Corp.	1.875%	8/1/22	7,485	7,549
International Business Machines Corp.	2.875%	11/9/22	33,085	34,223
International Business Machines Corp.	3.375%	8/1/23	12,075	12,674
International Business Machines Corp.	3.625%	2/12/24	17,085	18,209
International Business Machines Corp.	3.000%	5/15/24	25,100	26,400
International Business Machines Corp.	7.000%	10/30/25	2,850	3,501
International Business Machines Corp.	3.450%	2/19/26	2,464	2,633
International Business Machines Corp.	3.300%	5/15/26	35,800	38,392
International Business Machines Corp.	6.220%	8/1/27	1,975	2,430
International Business Machines Corp.	6.500%	1/15/28	50	63
International Business Machines Corp.	3.500%	5/15/29	35,800	38,886
International Business Machines Corp.	5.875%	11/29/32	5,075	6,961
International Business Machines Corp.	4.150%	5/15/39	14,200	16,044
International Business Machines Corp.	5.600%	11/30/39	5,623	7,487
International Business Machines Corp.	4.000%	6/20/42	8,500	9,651
International Business Machines Corp.	4.250%	5/15/49	27,606	32,447
Jabil Inc.	4.700%	9/15/22	1,500	1,540
Jabil Inc.	3.950%	1/12/28	4,000	3,850
Jabil Inc.	3.600%	1/15/30	4,000	3,534
Juniper Networks Inc.	4.350%	6/15/25	6,020	5,837
Juniper Networks Inc.	3.750%	8/15/29	5,000	4,894
Juniper Networks Inc.	5.950%	3/15/41	3,605	3,876
Keysight Technologies Inc.	4.550%	10/30/24	9,145	9,521
Keysight Technologies Inc.	4.600%	4/6/27	5,600	6,032
Keysight Technologies Inc.	3.000%	10/30/29	750	709
KLA Corp.	4.650%	11/1/24	10,775	11,496
KLA Corp.	4.100%	3/15/29	6,041	6,361
KLA Corp.	5.000%	3/15/49	4,325	5,126
KLA Corp.	3.300%	3/1/50	3,000	2,803
Lam Research Corp.	2.800%	6/15/21	7,400	7,497
Lam Research Corp.	3.800%	3/15/25	4,901	4,979
Lam Research Corp.	3.750%	3/15/26	11,500	12,202
Lam Research Corp.	4.000%	3/15/29	6,390	7,082
Lam Research Corp.	4.875%	3/15/49	5,700	7,394
Marvell Technology Group Ltd.	4.200%	6/22/23	4,950	5,012
Marvell Technology Group Ltd.	4.875%	6/22/28	3,758	3,880
Maxim Integrated Products Inc.	3.375%	3/15/23	4,275	4,359
Maxim Integrated Products Inc.	3.450%	6/15/27	625	626
Microchip Technology Inc.	3.922%	6/1/21	10,000	9,685
Microchip Technology Inc.	4.333%	6/1/23	5,000	4,993
Micron Technology Inc.	4.640%	2/6/24	3,000	3,030
Micron Technology Inc.	4.975%	2/6/26	350	357
Micron Technology Inc.	4.185%	2/15/27	8,000	8,090
Micron Technology Inc.	5.327%	2/6/29	5,950	6,486
Microsoft Corp.	1.550%	8/8/21	16,250	16,423
Microsoft Corp.	2.400%	2/6/22	19,359	19,882
Microsoft Corp.	2.375%	2/12/22	12,700	13,053
Microsoft Corp.	2.650%	11/3/22	25,986	27,262
Microsoft Corp.	2.375%	5/1/23	1,225	1,273
Microsoft Corp.	2.000%	8/8/23	18,050	18,645
Microsoft Corp.	2.875%	2/6/24	18,780	20,022
Microsoft Corp.	2.700%	2/12/25	6,425	6,932
Microsoft Corp.	3.125%	11/3/25	22,450	24,557
Microsoft Corp.	2.400%	8/8/26	29,107	30,925

Microsoft Corp.	3.300%	2/6/27	17,717	19,646
Microsoft Corp.	3.500%	2/12/35	17,825	20,825
Microsoft Corp.	4.200%	11/3/35	8,335	10,416
Microsoft Corp.	3.450%	8/8/36	15,588	17,400
Microsoft Corp.	4.100%	2/6/37	19,131	23,152
Microsoft Corp.	4.500%	10/1/40	16,426	21,412
Microsoft Corp.	3.500%	11/15/42	13,195	15,242
Microsoft Corp.	3.750%	5/1/43	3,840	4,567
Microsoft Corp.	4.875%	12/15/43	4,334	5,895
Microsoft Corp.	3.750%	2/12/45	12,035	14,500
Microsoft Corp.	4.450%	11/3/45	25,024	32,855
Microsoft Corp.	3.700%	8/8/46	34,325	40,648
Microsoft Corp.	4.250%	2/6/47	21,835	28,165
Microsoft Corp.	4.000%	2/12/55	18,317	23,137
Microsoft Corp.	3.950%	8/8/56	18,949	23,723
Microsoft Corp.	4.500%	2/6/57	14,000	19,300
Motorola Solutions Inc.	3.750%	5/15/22	3,611	3,611
Motorola Solutions Inc.	3.500%	3/1/23	7,715	7,592
Motorola Solutions Inc.	4.000%	9/1/24	5,094	5,063
Motorola Solutions Inc.	4.600%	2/23/28	6,000	6,131
Motorola Solutions Inc.	4.600%	5/23/29	6,000	6,300
Motorola Solutions Inc.	5.500%	9/1/44	2,995	3,092
NetApp Inc.	3.375%	6/15/21	4,350	4,359
NetApp Inc.	3.300%	9/29/24	4,475	4,509
NVIDIA Corp.	2.200%	9/16/21	8,550	8,619
NVIDIA Corp.	3.200%	9/16/26	8,080	8,749
NVIDIA Corp.	2.850%	4/1/30	11,500	11,976
NVIDIA Corp.	3.500%	4/1/40	8,000	8,446
NVIDIA Corp.	3.500%	4/1/50	10,885	11,703
NVIDIA Corp.	3.700%	4/1/60	4,007	4,454
6 NXP BV / NXP Funding LLC	4.875%	3/1/24	9,250	9,747
6 NXP BV / NXP Funding LLC	5.350%	3/1/26	10,506	11,071
6 NXP BV / NXP Funding LLC	5.550%	12/1/28	7,300	7,738
6 NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	2,000	1,935
6 NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/29	18,000	18,540
Oracle Corp.	2.800%	7/8/21	12,635	12,817
Oracle Corp.	1.900%	9/15/21	53,473	53,643
Oracle Corp.	2.500%	5/15/22	9,350	9,505
Oracle Corp.	2.500%	10/15/22	22,810	23,324
Oracle Corp.	2.625%	2/15/23	8,000	8,226
Oracle Corp.	2.400%	9/15/23	15,575	15,902
Oracle Corp.	3.400%	7/8/24	13,500	14,435
Oracle Corp.	2.950%	11/15/24	32,430	34,250
Oracle Corp.	2.500%	4/1/25	19,000	19,401
Oracle Corp.	2.950%	5/15/25	16,357	16,924
Oracle Corp.	2.650%	7/15/26	42,460	43,546
Oracle Corp.	2.800%	4/1/27	22,000	22,460
Oracle Corp.	3.250%	11/15/27	5,000	5,156
Oracle Corp.	2.950%	4/1/30	28,000	28,237
Oracle Corp.	3.250%	5/15/30	3,572	3,800
Oracle Corp.	4.300%	7/8/34	16,040	18,743
Oracle Corp.	3.900%	5/15/35	3,500	3,779
Oracle Corp.	3.850%	7/15/36	14,995	15,718
Oracle Corp.	3.800%	11/15/37	10,000	10,309
Oracle Corp.	6.125%	7/8/39	5,000	6,719
Oracle Corp.	3.600%	4/1/40	30,000	30,073
Oracle Corp.	5.375%	7/15/40	22,557	30,338

Oracle Corp.	4.500%	7/8/44	7,680	8,874
Oracle Corp.	4.125%	5/15/45	13,375	15,495
Oracle Corp.	4.000%	7/15/46	24,911	27,082
Oracle Corp.	4.000%	11/15/47	16,765	18,340
Oracle Corp.	3.600%	4/1/50	37,620	37,600
Oracle Corp.	4.375%	5/15/55	6,325	7,690
Oracle Corp.	3.850%	4/1/60	24,000	24,430
PayPal Holdings Inc.	2.200%	9/26/22	9,000	8,883
PayPal Holdings Inc.	2.400%	10/1/24	6,700	6,562
PayPal Holdings Inc.	2.650%	10/1/26	10,300	10,106
PayPal Holdings Inc.	2.850%	10/1/29	11,109	11,041
QUALCOMM Inc.	3.000%	5/20/22	17,225	17,580
QUALCOMM Inc.	2.600%	1/30/23	26,025	26,646
QUALCOMM Inc.	2.900%	5/20/24	19,415	20,029
QUALCOMM Inc.	3.450%	5/20/25	11,400	12,205
QUALCOMM Inc.	3.250%	5/20/27	12,500	13,176
QUALCOMM Inc.	4.650%	5/20/35	9,700	12,070
QUALCOMM Inc.	4.800%	5/20/45	10,870	13,821
QUALCOMM Inc.	4.300%	5/20/47	10,491	12,589
salesforce.com Inc.	3.250%	4/11/23	8,625	8,957
salesforce.com Inc.	3.700%	4/11/28	12,050	13,298
Seagate HDD Cayman	4.250%	3/1/22	3,103	3,095
Seagate HDD Cayman	4.750%	6/1/23	1,688	1,696
Seagate HDD Cayman	4.875%	3/1/24	7,350	7,203
Seagate HDD Cayman	4.750%	1/1/25	4,934	4,823
Seagate HDD Cayman	4.875%	6/1/27	4,600	4,525
Seagate HDD Cayman	5.750%	12/1/34	3,825	3,443
Tech Data Corp.	3.700%	2/15/22	4,350	4,431
Texas Instruments Inc.	2.750%	3/12/21	4,000	4,021
Texas Instruments Inc.	1.850%	5/15/22	4,400	4,466
Texas Instruments Inc.	2.625%	5/15/24	4,222	4,341
Texas Instruments Inc.	2.900%	11/3/27	4,425	4,607
Texas Instruments Inc.	2.250%	9/4/29	7,500	7,496
Texas Instruments Inc.	3.875%	3/15/39	7,500	8,689
Texas Instruments Inc.	4.150%	5/15/48	12,640	15,649
Total System Services Inc.	3.800%	4/1/21	6,530	6,703
Total System Services Inc.	3.750%	6/1/23	5,450	5,462
Total System Services Inc.	4.000%	6/1/23	4,595	4,651
Total System Services Inc.	4.800%	4/1/26	6,500	7,176
Total System Services Inc.	4.450%	6/1/28	2,000	2,109
Trimble Inc.	4.150%	6/15/23	1,025	1,102
Trimble Inc.	4.750%	12/1/24	3,826	4,137
Trimble Inc.	4.900%	6/15/28	4,000	4,309
Tyco Electronics Group SA	3.500%	2/3/22	3,900	3,950
Tyco Electronics Group SA	3.450%	8/1/24	1,425	1,488
Tyco Electronics Group SA	3.700%	2/15/26	3,100	3,069
Tyco Electronics Group SA	3.125%	8/15/27	2,950	3,043
Tyco Electronics Group SA	7.125%	10/1/37	7,145	9,584
Verisk Analytics Inc.	5.800%	5/1/21	4,410	4,554
Verisk Analytics Inc.	4.125%	9/12/22	8,500	8,858
Verisk Analytics Inc.	4.000%	6/15/25	1,550	1,653
Verisk Analytics Inc.	4.125%	3/15/29	7,090	7,484
Verisk Analytics Inc.	5.500%	6/15/45	3,500	4,362
VMware Inc.	2.950%	8/21/22	22,375	22,244
VMware Inc.	3.900%	8/21/27	23,225	22,990
Xilinx Inc.	3.000%	3/15/21	9,450	9,381

Xilinx Inc.	2.950%	6/1/24	6,483	6,539

Transportation (0.6%)
3 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	2,598	2,581
3 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	654	602
3 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	2,902	2,727
3 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	1,508	1,342
3 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	5,229	4,515
3 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	1,016	925
3 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	851	781
3 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	1,750	1,511
3 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	2,624	2,258
3 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	3,696	3,225
3 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	4,580	4,167
3 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	1,940	1,658
3 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	6,112	5,338
3 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	2,387	2,178
3 American Airlines 2017-1B Class B Pass
Through Trust	4.950%	2/15/25	1,113	957
3 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	5,053	4,558
3 American Airlines 2019-1 Class AA Pass
Through Trust	3.150%	8/15/33	1,969	1,712
Burlington Northern Santa Fe LLC	3.450%	9/15/21	2,540	2,581
Burlington Northern Santa Fe LLC	3.050%	3/15/22	1,025	1,033
Burlington Northern Santa Fe LLC	3.050%	9/1/22	6,360	6,482
Burlington Northern Santa Fe LLC	3.000%	3/15/23	6,190	6,304
Burlington Northern Santa Fe LLC	3.850%	9/1/23	9,785	10,400
Burlington Northern Santa Fe LLC	3.750%	4/1/24	5,983	6,212
Burlington Northern Santa Fe LLC	3.400%	9/1/24	8,460	8,905
Burlington Northern Santa Fe LLC	3.000%	4/1/25	12,300	12,696
Burlington Northern Santa Fe LLC	3.650%	9/1/25	200	210
Burlington Northern Santa Fe LLC	3.250%	6/15/27	13,550	14,684
Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,650	2,177
Burlington Northern Santa Fe LLC	5.750%	5/1/40	6,775	8,747
Burlington Northern Santa Fe LLC	5.050%	3/1/41	4,425	5,256
Burlington Northern Santa Fe LLC	5.400%	6/1/41	4,025	4,985
Burlington Northern Santa Fe LLC	4.950%	9/15/41	3,680	4,427
Burlington Northern Santa Fe LLC	4.400%	3/15/42	6,604	7,484
Burlington Northern Santa Fe LLC	4.375%	9/1/42	9,591	10,812
Burlington Northern Santa Fe LLC	4.450%	3/15/43	6,140	7,177
Burlington Northern Santa Fe LLC	5.150%	9/1/43	6,200	7,875
Burlington Northern Santa Fe LLC	4.900%	4/1/44	7,380	9,175

Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,305	6,325
Burlington Northern Santa Fe LLC	4.150%	4/1/45	3,790	4,390
Burlington Northern Santa Fe LLC	4.700%	9/1/45	4,800	5,775
Burlington Northern Santa Fe LLC	3.900%	8/1/46	8,700	9,571
Burlington Northern Santa Fe LLC	4.125%	6/15/47	3,075	3,561
Burlington Northern Santa Fe LLC	4.050%	6/15/48	5,915	6,882
Burlington Northern Santa Fe LLC	4.150%	12/15/48	6,070	7,062
Canadian National Railway Co.	2.850%	12/15/21	13,385	13,427
Canadian National Railway Co.	2.950%	11/21/24	1,319	1,299
Canadian National Railway Co.	2.750%	3/1/26	1,800	1,941
Canadian National Railway Co.	6.900%	7/15/28	300	371
Canadian National Railway Co.	6.250%	8/1/34	370	513
Canadian National Railway Co.	6.200%	6/1/36	5,425	7,719
Canadian National Railway Co.	6.375%	11/15/37	145	217
Canadian National Railway Co.	3.650%	2/3/48	8,485	9,533
Canadian Pacific Railway Co.	4.500%	1/15/22	3,291	3,469
Canadian Pacific Railway Co.	4.450%	3/15/23	4,630	4,984
Canadian Pacific Railway Co.	2.900%	2/1/25	5,625	5,712
Canadian Pacific Railway Co.	2.050%	3/5/30	3,500	3,247
Canadian Pacific Railway Co.	7.125%	10/15/31	2,031	2,916
Canadian Pacific Railway Co.	5.750%	3/15/33	100	142
Canadian Pacific Railway Co.	5.950%	5/15/37	11,110	15,688
Canadian Pacific Railway Co.	4.800%	8/1/45	100	119
Canadian Pacific Railway Co.	6.125%	9/15/15	9,231	12,498
CH Robinson Worldwide Inc.	4.200%	4/15/28	4,175	4,619
3 Continental Airlines 2010-1 Class A Pass
Through Trust	4.750%	7/12/22	2,162	2,141
3 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	5,297	5,190
3 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	962	960
CSX Corp.	4.250%	6/1/21	7,340	7,476
CSX Corp.	3.700%	11/1/23	2,800	2,884
CSX Corp.	3.400%	8/1/24	4,000	4,163
CSX Corp.	3.350%	11/1/25	3,650	3,899
CSX Corp.	2.600%	11/1/26	3,400	3,419
CSX Corp.	3.250%	6/1/27	12,250	12,542
CSX Corp.	3.800%	3/1/28	13,350	14,183
CSX Corp.	4.250%	3/15/29	12,000	13,138
CSX Corp.	2.400%	2/15/30	8,500	8,174
CSX Corp.	6.000%	10/1/36	150	189
CSX Corp.	6.150%	5/1/37	4,500	5,833
CSX Corp.	6.220%	4/30/40	7,279	9,519
CSX Corp.	5.500%	4/15/41	4,900	5,930
CSX Corp.	4.750%	5/30/42	790	889
CSX Corp.	4.100%	3/15/44	5,325	5,319
CSX Corp.	3.800%	11/1/46	2,550	2,582
CSX Corp.	4.300%	3/1/48	6,725	7,322
CSX Corp.	4.750%	11/15/48	3,000	3,446
CSX Corp.	4.500%	3/15/49	8,450	9,415
CSX Corp.	3.800%	4/15/50	1,500	1,579
CSX Corp.	4.500%	8/1/54	235	236
CSX Corp.	4.250%	11/1/66	5,875	5,822
CSX Corp.	4.650%	3/1/68	2,845	2,938
3 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	5,062	5,209

3 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	845	831
3 Delta Air Lines 2019-1 Class AA Pass
Through Trust	3.204%	4/25/24	4,000	3,857
3 Delta Air Lines 2020-1 Class AA Pass
Through Trust	2.000%	6/10/28	7,000	6,361
Delta Air Lines Inc.	2.600%	12/4/20	5,400	5,143
Delta Air Lines Inc.	3.400%	4/19/21	4,945	4,450
Delta Air Lines Inc.	3.625%	3/15/22	6,900	6,451
Delta Air Lines Inc.	3.800%	4/19/23	7,275	6,838
Delta Air Lines Inc.	2.900%	10/28/24	7,000	5,600
Delta Air Lines Inc.	4.375%	4/19/28	3,800	3,049
Delta Air Lines Inc.	3.750%	10/28/29	2,990	2,392
FedEx Corp.	2.625%	8/1/22	4,083	3,989
FedEx Corp.	4.000%	1/15/24	3,250	3,365
FedEx Corp.	3.200%	2/1/25	3,350	3,395
FedEx Corp.	3.250%	4/1/26	3,637	3,682
FedEx Corp.	3.300%	3/15/27	3,550	3,528
FedEx Corp.	3.400%	2/15/28	10,000	9,897
FedEx Corp.	3.100%	8/5/29	9,375	9,255
FedEx Corp.	4.900%	1/15/34	1,700	1,771
FedEx Corp.	3.900%	2/1/35	4,100	3,825
FedEx Corp.	3.875%	8/1/42	275	243
FedEx Corp.	4.100%	4/15/43	2,275	2,097
FedEx Corp.	5.100%	1/15/44	7,502	7,445
FedEx Corp.	4.750%	11/15/45	11,725	11,257
FedEx Corp.	4.550%	4/1/46	9,610	8,822
FedEx Corp.	4.400%	1/15/47	8,400	7,687
FedEx Corp.	4.050%	2/15/48	4,300	3,715
FedEx Corp.	4.950%	10/17/48	4,775	4,664
FedEx Corp.	4.500%	2/1/65	785	676
JB Hunt Transport Services Inc.	3.300%	8/15/22	6,000	6,139
JB Hunt Transport Services Inc.	3.875%	3/1/26	5,500	5,706
3 JetBlue 2019-1 Class AA Pass Through
Trust	2.750%	5/15/32	10,000	8,719
Kansas City Southern	3.000%	5/15/23	3,949	3,892
Kansas City Southern	2.875%	11/15/29	4,000	3,877
Kansas City Southern	4.300%	5/15/43	4,140	4,299
Kansas City Southern	4.950%	8/15/45	10,525	11,414
Kirby Corp.	4.200%	3/1/28	14,217	14,343
3 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	2,506	2,005
Norfolk Southern Corp.	3.250%	12/1/21	4,000	4,044
Norfolk Southern Corp.	3.000%	4/1/22	5,180	5,156
Norfolk Southern Corp.	2.903%	2/15/23	9,053	9,197
Norfolk Southern Corp.	3.850%	1/15/24	3,341	3,488
Norfolk Southern Corp.	3.650%	8/1/25	1,400	1,396
Norfolk Southern Corp.	2.900%	6/15/26	250	252
Norfolk Southern Corp.	7.800%	5/15/27	1,345	1,860
Norfolk Southern Corp.	3.150%	6/1/27	4,793	4,885
Norfolk Southern Corp.	3.800%	8/1/28	6,058	6,502
Norfolk Southern Corp.	2.550%	11/1/29	1,840	1,772
Norfolk Southern Corp.	7.050%	5/1/37	800	1,105
Norfolk Southern Corp.	4.837%	10/1/41	11,598	13,547
Norfolk Southern Corp.	3.950%	10/1/42	2,125	2,239
Norfolk Southern Corp.	4.450%	6/15/45	5,320	5,752
Norfolk Southern Corp.	4.650%	1/15/46	4,400	5,215
Norfolk Southern Corp.	3.942%	11/1/47	1,156	1,205

Norfolk Southern Corp.	4.150%	2/28/48	2,625	2,764
Norfolk Southern Corp.	4.100%	5/15/49	3,550	3,687
Norfolk Southern Corp.	3.400%	11/1/49	1,500	1,452
Norfolk Southern Corp.	6.000%	3/15/05	1,513	1,822
Ryder System Inc.	3.500%	6/1/21	5,000	5,032
Ryder System Inc.	2.250%	9/1/21	350	350
Ryder System Inc.	2.875%	6/1/22	2,500	2,420
Ryder System Inc.	3.400%	3/1/23	5,400	5,461
Ryder System Inc.	3.750%	6/9/23	12,000	12,007
Ryder System Inc.	3.650%	3/18/24	7,775	7,893
Ryder System Inc.	2.500%	9/1/24	3,475	3,305
Ryder System Inc.	2.900%	12/1/26	2,000	1,960
Southwest Airlines Co.	2.750%	11/16/22	1,000	924
Southwest Airlines Co.	3.000%	11/15/26	3,475	3,023
Southwest Airlines Co.	3.450%	11/16/27	2,650	2,403
Southwest Airlines Co.	2.625%	2/10/30	3,000	2,519
3 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	1,561	1,642
3 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	1,989	1,751
Union Pacific Corp.	3.200%	6/8/21	5,350	5,400
Union Pacific Corp.	2.950%	3/1/22	2,700	2,739
Union Pacific Corp.	4.163%	7/15/22	9,996	10,339
Union Pacific Corp.	2.750%	4/15/23	7,240	7,252
Union Pacific Corp.	3.500%	6/8/23	10,025	10,365
Union Pacific Corp.	3.646%	2/15/24	6,303	6,514
Union Pacific Corp.	3.150%	3/1/24	4,300	4,477
Union Pacific Corp.	3.250%	1/15/25	4,200	4,291
Union Pacific Corp.	3.750%	7/15/25	5,950	6,365
Union Pacific Corp.	3.250%	8/15/25	4,200	4,467
Union Pacific Corp.	2.750%	3/1/26	6,929	6,891
Union Pacific Corp.	2.150%	2/5/27	2,000	1,947
Union Pacific Corp.	3.000%	4/15/27	2,275	2,261
Union Pacific Corp.	3.950%	9/10/28	12,310	13,250
Union Pacific Corp.	3.700%	3/1/29	8,275	8,843
Union Pacific Corp.	2.400%	2/5/30	1,700	1,642
Union Pacific Corp.	3.375%	2/1/35	4,400	4,492
Union Pacific Corp.	3.600%	9/15/37	8,815	9,185
Union Pacific Corp.	4.375%	9/10/38	4,500	5,126
Union Pacific Corp.	4.300%	6/15/42	600	680
Union Pacific Corp.	4.250%	4/15/43	525	590
Union Pacific Corp.	4.150%	1/15/45	350	386
Union Pacific Corp.	4.050%	11/15/45	7,225	7,826
Union Pacific Corp.	4.050%	3/1/46	190	203
Union Pacific Corp.	3.350%	8/15/46	6,900	6,927
Union Pacific Corp.	4.300%	3/1/49	1,500	1,670
Union Pacific Corp.	3.250%	2/5/50	2,600	2,575
Union Pacific Corp.	3.799%	10/1/51	16,224	17,513
Union Pacific Corp.	3.875%	2/1/55	2,069	2,082
Union Pacific Corp.	3.950%	8/15/59	4,650	4,867
6 Union Pacific Corp.	3.839%	3/20/60	9,927	10,548
Union Pacific Corp.	4.375%	11/15/65	10,960	11,884
Union Pacific Corp.	4.100%	9/15/67	4,045	4,154
Union Pacific Corp.	3.750%	2/5/70	3,000	3,163
3 Union Pacific Railroad Co. 2007-3 Pass
Through Trust	6.176%	1/2/31	301	349

3 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	1,910	1,995
3 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	4,187	4,170
3 United Airlines 2014-2 Class A Pass Through
Trust	3.750%	3/3/28	1,939	1,908
3 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	1,750	1,736
3 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	3,468	3,363
3 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	2,170	1,926
3 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	20,508	18,721
3 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	1,140	1,009
3 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	3,953	3,540
3 United Airlines 2018-1 Class AA Pass
Through Trust	3.500%	3/1/30	303	325
3 United Airlines 2019-1 Class AA Pass
Through Trust	4.150%	8/25/31	5,333	4,853
3 United Airlines 2019-2 Class AA Pass
Through Trust	2.700%	11/1/33	4,500	4,362
United Parcel Service Inc.	2.050%	4/1/21	11,900	11,883
United Parcel Service Inc.	2.350%	5/16/22	6,000	6,076
United Parcel Service Inc.	2.450%	10/1/22	14,776	14,738
United Parcel Service Inc.	2.500%	4/1/23	11,081	11,226
United Parcel Service Inc.	2.800%	11/15/24	4,500	4,676
United Parcel Service Inc.	2.400%	11/15/26	10,550	10,759
United Parcel Service Inc.	3.050%	11/15/27	9,000	9,180
United Parcel Service Inc.	3.400%	3/15/29	1,550	1,631
United Parcel Service Inc.	2.500%	9/1/29	4,450	4,155
United Parcel Service Inc.	6.200%	1/15/38	9,675	13,268
United Parcel Service Inc.	4.875%	11/15/40	3,825	4,495
United Parcel Service Inc.	3.625%	10/1/42	2,400	2,366
United Parcel Service Inc.	3.400%	11/15/46	2,825	2,768
United Parcel Service Inc.	3.750%	11/15/47	375	394
United Parcel Service Inc.	4.250%	3/15/49	970	1,064
United Parcel Service Inc.	5.300%	4/1/50	4,650	6,059
United Parcel Service of America Inc.	8.375%	4/1/30	500	690
				26,096,614
Utilities (1.9%)
Electric (1.7%)
AEP Texas Inc.	2.400%	10/1/22	2,400	2,410
AEP Texas Inc.	3.950%	6/1/28	4,275	4,596
AEP Texas Inc.	3.800%	10/1/47	3,000	2,904
AEP Transmission Co. LLC	4.000%	12/1/46	3,721	3,866
AEP Transmission Co. LLC	3.750%	12/1/47	4,150	4,292
AEP Transmission Co. LLC	4.250%	9/15/48	4,350	4,668
AEP Transmission Co. LLC	3.800%	6/15/49	2,925	2,956
AEP Transmission Co. LLC	3.150%	9/15/49	2,985	2,712
AEP Transmission Co. LLC	3.650%	4/1/50	4,000	4,139
Alabama Power Co.	2.450%	3/30/22	6,500	6,579
Alabama Power Co.	3.550%	12/1/23	8,800	9,119
Alabama Power Co.	6.125%	5/15/38	900	1,176
Alabama Power Co.	6.000%	3/1/39	2,290	2,976

Alabama Power Co.	3.850%	12/1/42	1,850	1,646
Alabama Power Co.	4.150%	8/15/44	4,900	5,300
Alabama Power Co.	3.750%	3/1/45	6,115	6,307
Alabama Power Co.	4.300%	1/2/46	4,950	5,576
Alabama Power Co.	3.700%	12/1/47	4,475	4,690
Alabama Power Co.	3.450%	10/1/49	3,800	3,863
Ameren Corp.	3.650%	2/15/26	2,775	2,775
Ameren Illinois Co.	2.700%	9/1/22	3,170	3,163
Ameren Illinois Co.	3.250%	3/1/25	2,020	2,018
Ameren Illinois Co.	3.800%	5/15/28	4,850	5,217
Ameren Illinois Co.	4.150%	3/15/46	775	856
Ameren Illinois Co.	3.700%	12/1/47	4,325	4,538
Ameren Illinois Co.	4.500%	3/15/49	3,950	4,752
Ameren Illinois Co.	3.250%	3/15/50	3,155	3,159
American Electric Power Co. Inc.	3.650%	12/1/21	3,000	2,911
American Electric Power Co. Inc.	3.200%	11/13/27	2,875	2,853
American Electric Power Co. Inc.	4.300%	12/1/28	654	697
Appalachian Power Co.	4.600%	3/30/21	13,750	13,827
Appalachian Power Co.	7.000%	4/1/38	1,880	2,531
Appalachian Power Co.	4.400%	5/15/44	6,795	7,221
Appalachian Power Co.	4.450%	6/1/45	2,100	2,233
Appalachian Power Co.	4.500%	3/1/49	8,420	9,030
Arizona Public Service Co.	3.150%	5/15/25	2,265	2,327
Arizona Public Service Co.	2.950%	9/15/27	5,300	5,324
Arizona Public Service Co.	5.050%	9/1/41	1,505	1,742
Arizona Public Service Co.	4.500%	4/1/42	4,875	5,496
Arizona Public Service Co.	4.350%	11/15/45	1,600	1,788
Arizona Public Service Co.	3.750%	5/15/46	5,750	6,016
Arizona Public Service Co.	4.200%	8/15/48	2,000	2,129
Avangrid Inc.	3.150%	12/1/24	5,495	5,420
Avangrid Inc.	3.800%	6/1/29	4,400	4,509
Avista Corp.	4.350%	6/1/48	3,200	3,507
Baltimore Gas & Electric Co.	3.500%	11/15/21	4,825	4,647
Baltimore Gas & Electric Co.	3.350%	7/1/23	3,150	3,179
Baltimore Gas & Electric Co.	2.400%	8/15/26	8,600	8,200
Baltimore Gas & Electric Co.	6.350%	10/1/36	1,551	1,970
Baltimore Gas & Electric Co.	3.750%	8/15/47	2,850	3,004
Berkshire Hathaway Energy Co.	2.800%	1/15/23	6,725	6,764
Berkshire Hathaway Energy Co.	3.750%	11/15/23	7,161	7,469
Berkshire Hathaway Energy Co.	3.500%	2/1/25	7,975	8,333
Berkshire Hathaway Energy Co.	3.250%	4/15/28	775	798
6 Berkshire Hathaway Energy Co.	3.700%	7/15/30	10,500	11,229
Berkshire Hathaway Energy Co.	6.125%	4/1/36	12,525	15,897
Berkshire Hathaway Energy Co.	5.950%	5/15/37	3,292	3,776
Berkshire Hathaway Energy Co.	5.150%	11/15/43	6,275	7,633
Berkshire Hathaway Energy Co.	4.500%	2/1/45	4,475	5,154
Berkshire Hathaway Energy Co.	3.800%	7/15/48	3,360	3,472
Berkshire Hathaway Energy Co.	4.450%	1/15/49	3,535	4,143
6 Berkshire Hathaway Energy Co.	4.250%	10/15/50	5,000	5,707
Black Hills Corp .	3.950%	1/15/26	4,300	4,310
Black Hills Corp.	3.150%	1/15/27	3,375	3,291
Black Hills Corp.	3.050%	10/15/29	2,905	2,758
Black Hills Corp.	4.350%	5/1/33	4,745	5,357
Black Hills Corp.	4.200%	9/15/46	3,200	2,991
Black Hills Corp.	3.875%	10/15/49	1,865	1,591
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	5,800	5,775
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	700	662

CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	9,900	9,851
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	202
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	100	140
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	4,950	4,361
CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	450	523
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	3,775	4,233
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	3,050	3,600
CenterPoint Energy Inc.	3.600%	11/1/21	2,400	2,395
CenterPoint Energy Inc.	2.500%	9/1/22	8,525	8,210
CenterPoint Energy Inc.	3.850%	2/1/24	11,850	11,923
CenterPoint Energy Inc.	2.500%	9/1/24	2,500	2,453
CenterPoint Energy Inc.	4.250%	11/1/28	3,700	3,876
CenterPoint Energy Inc.	2.950%	3/1/30	7,230	6,833
CenterPoint Energy Inc.	3.700%	9/1/49	2,075	1,993
Cleco Corporate Holdings LLC	3.743%	5/1/26	6,100	5,852
Cleco Corporate Holdings LLC	4.973%	5/1/46	2,975	3,139
Cleveland Electric Illuminating Co.	5.500%	8/15/24	2,275	2,581
Cleveland Electric Illuminating Co.	5.950%	12/15/36	3,270	3,946
CMS Energy Corp.	5.050%	3/15/22	50	52
CMS Energy Corp.	3.000%	5/15/26	1,975	1,970
CMS Energy Corp.	3.450%	8/15/27	2,975	2,975
CMS Energy Corp.	4.875%	3/1/44	6,955	7,405
Commonwealth Edison Co.	3.400%	9/1/21	2,100	2,107
Commonwealth Edison Co.	2.550%	6/15/26	2,625	2,596
Commonwealth Edison Co.	2.950%	8/15/27	3,000	3,037
Commonwealth Edison Co.	3.700%	8/15/28	11,073	11,864
Commonwealth Edison Co.	5.900%	3/15/36	3,895	4,849
Commonwealth Edison Co.	6.450%	1/15/38	3,770	4,941
Commonwealth Edison Co.	3.800%	10/1/42	5,035	5,318
Commonwealth Edison Co.	4.600%	8/15/43	2,500	2,893
Commonwealth Edison Co.	3.700%	3/1/45	4,650	4,849
Commonwealth Edison Co.	4.350%	11/15/45	3,925	4,448
Commonwealth Edison Co.	3.650%	6/15/46	6,595	6,970
Commonwealth Edison Co.	3.750%	8/15/47	4,800	5,148
Commonwealth Edison Co.	4.000%	3/1/49	5,900	6,453
Commonwealth Edison Co.	3.200%	11/15/49	7,525	7,391
Commonwealth Edison Co.	3.000%	3/1/50	3,250	3,210
Connecticut Light & Power Co.	2.500%	1/15/23	10,748	11,103
Connecticut Light & Power Co.	3.200%	3/15/27	5,200	5,398
Connecticut Light & Power Co.	4.300%	4/15/44	5,130	5,793
Connecticut Light & Power Co.	4.150%	6/1/45	2,650	2,940
Connecticut Light & Power Co.	4.000%	4/1/48	8,355	9,319
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	3,175	3,210
Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	1,500	1,547
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	2,050	2,653
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,690	11,531
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,653	2,041
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	740	1,003
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	525	693
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	4,525	5,624
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	5,460	6,573
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	118	124
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	5,548	5,638
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	11,646	12,738
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	3,232	3,633
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,500	7,496
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	15,025	14,979

Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,175	2,315
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	7,430	7,663
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	2,800	2,698
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	6,875	7,656
Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,500	1,430
Consolidated Edison Inc.	2.000%	5/15/21	7,675	7,539
Consumers Energy Co.	2.850%	5/15/22	3,441	3,469
Consumers Energy Co.	3.375%	8/15/23	925	953
Consumers Energy Co.	3.800%	11/15/28	3,000	3,195
Consumers Energy Co.	3.950%	5/15/43	4,150	4,560
Consumers Energy Co.	3.250%	8/15/46	3,275	3,290
Consumers Energy Co.	3.950%	7/15/47	2,900	3,247
Consumers Energy Co.	4.350%	4/15/49	2,400	2,917
Consumers Energy Co.	3.100%	8/15/50	3,300	3,271
Consumers Energy Co.	3.500%	8/1/51	5,000	5,396
Delmarva Power & Light Co.	3.500%	11/15/23	2,175	2,242
Delmarva Power & Light Co.	4.150%	5/15/45	5,425	5,967
Dominion Energy Inc.	2.000%	8/15/21	5,100	5,076
Dominion Energy Inc.	2.715%	8/15/21	2,000	1,974
Dominion Energy Inc.	2.750%	1/15/22	3,825	3,777
Dominion Energy Inc.	2.750%	9/15/22	450	447
Dominion Energy Inc.	3.071%	8/15/24	2,000	2,007
Dominion Energy Inc.	3.900%	10/1/25	3,550	3,603
Dominion Energy Inc.	2.850%	8/15/26	5,650	5,955
Dominion Energy Inc.	6.300%	3/15/33	2,675	3,276
Dominion Energy Inc.	5.950%	6/15/35	6,275	7,173
Dominion Energy Inc.	7.000%	6/15/38	3,550	4,447
Dominion Energy Inc.	4.900%	8/1/41	5,935	6,148
Dominion Energy Inc.	4.050%	9/15/42	3,947	3,897
Dominion Energy Inc.	4.700%	12/1/44	2,375	2,500
Dominion Energy Inc.	4.600%	3/15/49	9,000	8,612
3 Dominion Energy Inc.	5.750%	10/1/54	625	591
Dominion Energy South Carolina Inc.	6.625%	2/1/32	2,525	3,418
Dominion Energy South Carolina Inc.	6.050%	1/15/38	7,692	8,632
Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,525	1,869
Dominion Energy South Carolina Inc.	4.600%	6/15/43	5,458	6,602
Dominion Energy South Carolina Inc.	5.100%	6/1/65	3,800	4,772
DTE Electric Co.	3.650%	3/15/24	5,485	5,688
DTE Electric Co.	3.375%	3/1/25	150	156
7 DTE Electric Co.	2.625%	3/1/31	1,250	1,248
DTE Electric Co.	4.000%	4/1/43	1,971	2,131
DTE Electric Co.	3.700%	3/15/45	4,250	4,545
DTE Electric Co.	3.750%	8/15/47	5,650	5,938
DTE Electric Co.	3.950%	3/1/49	8,800	10,064
DTE Electric Co.	2.950%	3/1/50	3,450	3,110
DTE Energy Co.	2.600%	6/15/22	2,000	1,960
DTE Energy Co.	3.300%	6/15/22	3,100	3,125
DTE Energy Co.	2.250%	11/1/22	3,290	3,243
DTE Energy Co.	3.700%	8/1/23	5,325	5,374
DTE Energy Co.	3.500%	6/1/24	13,900	14,283
DTE Energy Co.	2.850%	10/1/26	22,200	22,095
DTE Energy Co.	3.800%	3/15/27	15,450	15,617
DTE Energy Co.	3.400%	6/15/29	2,000	2,087
DTE Energy Co.	2.950%	3/1/30	2,625	2,468
DTE Energy Co.	6.375%	4/15/33	975	1,197
Duke Energy Carolinas LLC	3.900%	6/15/21	8,718	8,864
Duke Energy Carolinas LLC	2.500%	3/15/23	225	228

Duke Energy Carolinas LLC	3.050%	3/15/23	9,000	9,221
Duke Energy Carolinas LLC	2.950%	12/1/26	625	643
Duke Energy Carolinas LLC	6.000%	12/1/28	3,694	4,455
Duke Energy Carolinas LLC	2.450%	8/15/29	1,000	986
Duke Energy Carolinas LLC	2.450%	2/1/30	5,000	4,986
Duke Energy Carolinas LLC	6.450%	10/15/32	6,575	8,662
Duke Energy Carolinas LLC	6.100%	6/1/37	5,525	7,001
Duke Energy Carolinas LLC	6.000%	1/15/38	3,975	5,447
Duke Energy Carolinas LLC	6.050%	4/15/38	3,675	4,718
Duke Energy Carolinas LLC	5.300%	2/15/40	7,515	9,133
Duke Energy Carolinas LLC	4.250%	12/15/41	6,825	7,627
Duke Energy Carolinas LLC	4.000%	9/30/42	6,470	7,270
Duke Energy Carolinas LLC	3.750%	6/1/45	4,340	4,721
Duke Energy Carolinas LLC	3.875%	3/15/46	4,524	4,890
Duke Energy Carolinas LLC	3.700%	12/1/47	4,055	4,473
Duke Energy Carolinas LLC	3.950%	3/15/48	3,100	3,470
Duke Energy Carolinas LLC	3.200%	8/15/49	6,852	7,276
Duke Energy Corp.	3.550%	9/15/21	100	101
Duke Energy Corp.	2.400%	8/15/22	11,385	11,434
Duke Energy Corp.	3.050%	8/15/22	5,090	5,069
Duke Energy Corp.	3.950%	10/15/23	3,850	3,925
Duke Energy Corp.	3.750%	4/15/24	7,025	7,218
Duke Energy Corp.	2.650%	9/1/26	12,480	12,390
Duke Energy Corp.	3.150%	8/15/27	7,775	7,761
Duke Energy Corp.	4.800%	12/15/45	6,466	7,244
Duke Energy Corp.	3.750%	9/1/46	11,412	11,263
Duke Energy Florida LLC	3.200%	1/15/27	10,425	10,816
Duke Energy Florida LLC	3.800%	7/15/28	4,825	5,181
Duke Energy Florida LLC	2.500%	12/1/29	7,000	6,936
Duke Energy Florida LLC	6.350%	9/15/37	775	1,043
Duke Energy Florida LLC	6.400%	6/15/38	4,975	7,182
Duke Energy Florida LLC	5.650%	4/1/40	4,100	5,316
Duke Energy Florida LLC	3.850%	11/15/42	1,000	1,059
Duke Energy Florida LLC	3.400%	10/1/46	5,465	5,578
Duke Energy Florida LLC	4.200%	7/15/48	3,550	4,070
3 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	1,605	1,608
3 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	3,312	3,481
Duke Energy Indiana LLC	6.120%	10/15/35	2,740	3,774
Duke Energy Indiana LLC	6.350%	8/15/38	3,725	5,007
Duke Energy Indiana LLC	6.450%	4/1/39	200	267
Duke Energy Indiana LLC	4.900%	7/15/43	3,060	3,655
Duke Energy Indiana LLC	3.750%	5/15/46	14,840	15,710
Duke Energy Indiana LLC	3.250%	10/1/49	3,870	3,904
Duke Energy Ohio Inc.	3.800%	9/1/23	100	106
Duke Energy Ohio Inc.	3.650%	2/1/29	7,265	7,800
Duke Energy Ohio Inc.	3.700%	6/15/46	3,275	3,497
Duke Energy Ohio Inc.	4.300%	2/1/49	4,000	4,629
Duke Energy Progress Llc	3.000%	9/15/21	5,706	5,776
Duke Energy Progress Llc	2.800%	5/15/22	10,695	10,822
Duke Energy Progress LLC	3.375%	9/1/23	1,625	1,674
Duke Energy Progress LLC	3.250%	8/15/25	3,050	3,217
Duke Energy Progress LLC	3.700%	9/1/28	5,625	5,962
Duke Energy Progress LLC	3.450%	3/15/29	4,275	4,592
Duke Energy Progress LLC	6.300%	4/1/38	4,220	5,430
Duke Energy Progress LLC	4.100%	5/15/42	3,925	4,507
Duke Energy Progress LLC	4.100%	3/15/43	5,045	4,854
Duke Energy Progress LLC	4.375%	3/30/44	5,250	5,879

Duke Energy Progress LLC	4.150%	12/1/44	3,825	4,211
Duke Energy Progress LLC	4.200%	8/15/45	2,350	2,577
Duke Energy Progress LLC	3.700%	10/15/46	3,500	3,751
Duke Energy Progress LLC	3.600%	9/15/47	1,025	1,082
Edison International	2.400%	9/15/22	6,200	5,947
Edison International	2.950%	3/15/23	7,875	7,386
Edison International	5.750%	6/15/27	1,000	1,040
El Paso Electric Co.	6.000%	5/15/35	800	894
El Paso Electric Co.	5.000%	12/1/44	3,200	3,408
Emera US Finance LP	2.700%	6/15/21	4,975	4,993
Emera US Finance LP	3.550%	6/15/26	1,049	1,007
Emera US Finance LP	4.750%	6/15/46	11,075	10,303
Enel Americas SA	4.000%	10/25/26	4,115	3,825
Enel Chile SA	4.875%	6/12/28	7,075	6,890
Entergy Arkansas Inc.	3.700%	6/1/24	100	105
Entergy Arkansas Inc.	3.500%	4/1/26	4,125	4,299
Entergy Corp.	4.000%	7/15/22	6,075	6,170
Entergy Corp.	2.950%	9/1/26	4,900	4,865
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	2,130	2,455
Entergy Louisiana LLC	4.050%	9/1/23	5,650	5,806
Entergy Louisiana LLC	5.400%	11/1/24	3,077	3,474
Entergy Louisiana LLC	2.400%	10/1/26	4,235	4,164
Entergy Louisiana LLC	3.120%	9/1/27	4,600	4,703
Entergy Louisiana LLC	3.250%	4/1/28	3,700	3,853
Entergy Louisiana LLC	3.050%	6/1/31	4,755	4,749
Entergy Louisiana LLC	4.000%	3/15/33	9,845	10,947
Entergy Louisiana LLC	4.950%	1/15/45	5,250	5,591
Entergy Louisiana LLC	4.200%	9/1/48	3,875	4,335
Entergy Louisiana LLC	4.200%	4/1/50	2,550	2,935
Entergy Mississippi LLC	2.850%	6/1/28	8,225	8,303
Entergy Mississippi LLC	3.850%	6/1/49	3,750	3,737
Entergy Texas Inc.	3.550%	9/30/49	7,585	7,682
Evergy Inc.	2.900%	9/15/29	10,500	10,011
Eversource Energy	2.500%	3/15/21	2,000	1,975
Eversource Energy	2.750%	3/15/22	3,425	3,473
Eversource Energy	3.800%	12/1/23	3,500	3,802
Eversource Energy	2.900%	10/1/24	4,151	4,263
Eversource Energy	3.300%	1/15/28	8,750	8,684
Eversource Energy	4.250%	4/1/29	4,205	4,397
Exelon Corp.	2.450%	4/15/21	1,000	991
Exelon Corp.	3.497%	6/1/22	7,925	7,682
Exelon Corp.	3.950%	6/15/25	18,790	19,268
Exelon Corp.	3.400%	4/15/26	7,075	6,982
Exelon Corp.	4.050%	4/15/30	2,400	2,451
Exelon Corp.	4.950%	6/15/35	5,700	6,080
Exelon Corp.	5.625%	6/15/35	3,775	4,321
Exelon Corp.	5.100%	6/15/45	2,225	2,401
Exelon Corp.	4.450%	4/15/46	7,626	7,666
Exelon Corp.	4.700%	4/15/50	2,150	2,256
Exelon Generation Co. LLC	3.400%	3/15/22	6,400	5,920
Exelon Generation Co. LLC	4.250%	6/15/22	4,225	4,063
Exelon Generation Co. LLC	6.250%	10/1/39	2,485	2,331
Exelon Generation Co. LLC	5.750%	10/1/41	7,500	6,747
Exelon Generation Co. LLC	5.600%	6/15/42	9,448	8,355
FirstEnergy Corp.	2.850%	7/15/22	5,476	5,458
FirstEnergy Corp.	4.250%	3/15/23	4,450	4,432
FirstEnergy Corp.	3.900%	7/15/27	8,909	9,057

FirstEnergy Corp.	2.650%	3/1/30	2,000	1,900
FirstEnergy Corp.	7.375%	11/15/31	14,122	18,861
FirstEnergy Corp.	4.850%	7/15/47	11,584	12,930
Florida Power & Light Co.	2.750%	6/1/23	2,400	2,477
Florida Power & Light Co.	3.250%	6/1/24	2,800	2,874
Florida Power & Light Co.	5.625%	4/1/34	1,950	2,541
Florida Power & Light Co.	5.650%	2/1/37	3,379	4,407
Florida Power & Light Co.	5.950%	2/1/38	3,250	4,355
Florida Power & Light Co.	5.960%	4/1/39	9,900	13,437
Florida Power & Light Co.	5.250%	2/1/41	975	1,204
Florida Power & Light Co.	4.125%	2/1/42	5,425	6,157
Florida Power & Light Co.	4.050%	6/1/42	4,600	5,041
Florida Power & Light Co.	3.800%	12/15/42	2,935	3,090
Florida Power & Light Co.	4.050%	10/1/44	2,973	3,376
Florida Power & Light Co.	3.950%	3/1/48	7,745	9,143
Florida Power & Light Co.	4.125%	6/1/48	3,550	4,073
Florida Power & Light Co.	3.990%	3/1/49	7,155	8,170
Florida Power & Light Co.	3.150%	10/1/49	6,675	6,919
Fortis Inc.	3.055%	10/4/26	13,973	13,369
Georgia Power Co.	2.400%	4/1/21	2,150	2,157
Georgia Power Co.	2.850%	5/15/22	1,900	1,889
Georgia Power Co.	2.100%	7/30/23	5,100	4,980
Georgia Power Co.	3.250%	4/1/26	8,250	8,370
Georgia Power Co.	3.250%	3/30/27	3,500	3,570
Georgia Power Co.	2.650%	9/15/29	3,000	3,269
Georgia Power Co.	4.750%	9/1/40	4,625	4,599
Georgia Power Co.	4.300%	3/15/42	9,115	9,785
Georgia Power Co.	4.300%	3/15/43	6,555	6,937
Georgia Power Co.	3.700%	1/30/50	2,400	2,460
Gulf Power Co.	3.300%	5/30/27	2,325	2,389
Iberdrola International BV	6.750%	7/15/36	3,735	5,259
Indiana Michigan Power Co.	3.850%	5/15/28	3,000	3,182
Indiana Michigan Power Co.	6.050%	3/15/37	3,135	3,906
Indiana Michigan Power Co.	4.550%	3/15/46	2,995	3,304
Indiana Michigan Power Co.	3.750%	7/1/47	5,100	4,967
Indiana Michigan Power Co.	4.250%	8/15/48	1,275	1,350
Interstate Power & Light Co.	3.250%	12/1/24	5,730	5,940
Interstate Power & Light Co.	4.100%	9/26/28	4,570	4,929
Interstate Power & Light Co.	3.600%	4/1/29	8,774	8,914
Interstate Power & Light Co.	6.250%	7/15/39	2,475	3,121
Interstate Power & Light Co.	3.700%	9/15/46	2,925	2,824
ITC Holdings Corp.	2.700%	11/15/22	4,445	4,414
ITC Holdings Corp.	3.650%	6/15/24	3,589	3,581
ITC Holdings Corp.	3.250%	6/30/26	1,865	1,886
ITC Holdings Corp.	3.350%	11/15/27	6,485	6,580
ITC Holdings Corp.	5.300%	7/1/43	5,431	5,927
3 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	2,744	3,297
Kansas City Power & Light Co.	3.150%	3/15/23	2,600	2,588
Kansas City Power & Light Co.	5.300%	10/1/41	4,795	5,756
Kansas City Power & Light Co.	4.200%	6/15/47	2,600	2,881
Kentucky Utilities Co.	5.125%	11/1/40	6,180	7,590
Kentucky Utilities Co.	4.375%	10/1/45	4,900	5,443
Louisville Gas & Electric Co.	3.300%	10/1/25	2,400	2,522
Louisville Gas & Electric Co.	4.250%	4/1/49	9,900	11,179
MidAmerican Energy Co.	3.500%	10/15/24	10,000	10,525
MidAmerican Energy Co.	3.100%	5/1/27	3,050	3,130

MidAmerican Energy Co.	6.750%	12/30/31	4,050	5,680
MidAmerican Energy Co.	5.750%	11/1/35	1,575	2,148
MidAmerican Energy Co.	5.800%	10/15/36	2,925	3,806
MidAmerican Energy Co.	4.800%	9/15/43	3,510	4,105
MidAmerican Energy Co.	4.400%	10/15/44	3,550	4,201
MidAmerican Energy Co.	4.250%	5/1/46	4,130	4,751
MidAmerican Energy Co.	3.950%	8/1/47	1,500	1,635
MidAmerican Energy Co.	3.650%	8/1/48	6,575	7,068
MidAmerican Energy Co.	4.250%	7/15/49	6,405	7,485
Mississippi Power Co.	4.250%	3/15/42	4,400	4,499
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	2,475	2,478
National Rural Utilities Cooperative Finance
Corp.	1.750%	1/21/22	2,000	2,005
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	6,510	6,487
National Rural Utilities Cooperative Finance
Corp.	2.400%	4/25/22	6,056	5,771
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	3,050	3,039
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	3,350	3,369
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	6,200	6,269
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	4,500	4,572
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	3,000	3,064
National Rural Utilities Cooperative Finance
Corp.	3.050%	4/25/27	2,150	2,155
National Rural Utilities Cooperative Finance
Corp.	3.400%	2/7/28	11,525	11,943
National Rural Utilities Cooperative Finance
Corp.	3.900%	11/1/28	3,000	3,201
National Rural Utilities Cooperative Finance
Corp.	3.700%	3/15/29	5,730	6,039
National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	4,700	4,445
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	1,513	2,194
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	10,452	11,587
3 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	50	47
3 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	2,900	2,783
National Rural Utilities Cooperative Finance
Corp.	4.400%	11/1/48	8,666	9,897
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	5,200	5,839
Nevada Power Co.	3.700%	5/1/29	5,575	5,888
Nevada Power Co.	2.400%	5/1/30	3,200	3,099
Nevada Power Co.	6.650%	4/1/36	965	1,276
Nevada Power Co.	6.750%	7/1/37	1,475	1,930
Nevada Power Co.	3.125%	8/1/50	3,300	3,080
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,835	1,848
NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	3,500	3,531

NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	12,780	12,588
NextEra Energy Capital Holdings Inc.	3.150%	4/1/24	2,935	3,004
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	1,100	1,128
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	10,485	10,704
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	13,394	13,827
3 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	4,940	4,125
3 NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,100	2,868
Northern States Power Co.	2.150%	8/15/22	75	75
Northern States Power Co.	2.600%	5/15/23	1,280	1,295
Northern States Power Co.	6.250%	6/1/36	840	1,127
Northern States Power Co.	6.200%	7/1/37	2,205	2,966
Northern States Power Co.	5.350%	11/1/39	3,295	4,312
Northern States Power Co.	4.000%	8/15/45	2,100	2,112
Northern States Power Co.	3.600%	5/15/46	3,075	3,198
Northern States Power Co.	3.600%	9/15/47	1,000	1,091
Northern States Power Co.	2.900%	3/1/50	2,225	2,206
NorthWestern Corp.	4.176%	11/15/44	2,425	2,486
NSTAR Electric Co.	2.375%	10/15/22	5,475	5,452
NSTAR Electric Co.	3.200%	5/15/27	6,000	6,045
NSTAR Electric Co.	3.250%	5/15/29	1,430	1,477
NSTAR Electric Co.	5.500%	3/15/40	5,005	5,997
Oglethorpe Power Corp.	5.950%	11/1/39	500	601
Oglethorpe Power Corp.	5.375%	11/1/40	6,720	7,434
Oglethorpe Power Corp.	5.250%	9/1/50	2,355	2,554
Ohio Edison Co.	6.875%	7/15/36	4,180	5,587
Ohio Power Co.	5.375%	10/1/21	5,975	6,230
Ohio Power Co.	4.000%	6/1/49	4,118	4,307
Oklahoma Gas & Electric Co.	3.800%	8/15/28	3,500	3,706
Oklahoma Gas & Electric Co.	3.250%	4/1/30	2,000	2,005
Oklahoma Gas & Electric Co.	4.150%	4/1/47	2,215	2,445
Oklahoma Gas & Electric Co.	3.850%	8/15/47	3,475	3,562
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	3,615	3,694
Oncor Electric Delivery Co. LLC	2.750%	6/1/24	5,000	5,056
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	2,975	3,032
Oncor Electric Delivery Co. LLC	3.700%	11/15/28	1,000	1,071
Oncor Electric Delivery Co. LLC	5.750%	3/15/29	2,560	3,026
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	4,420	6,165
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	150	214
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	2,405	3,554
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,500	4,342
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	7,725	8,793
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	3,825	5,084
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	4,893	5,212
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	2,650	2,891
Oncor Electric Delivery Co. LLC	4.100%	11/15/48	4,185	4,729
Oncor Electric Delivery Co. LLC	3.800%	6/1/49	7,545	8,009
Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,255	1,250
PacifiCorp	2.950%	2/1/22	5,875	5,981
PacifiCorp	2.950%	6/1/23	4,807	4,876
PacifiCorp	3.600%	4/1/24	4,910	4,909
PacifiCorp	3.500%	6/15/29	6,500	6,815
PacifiCorp	7.700%	11/15/31	985	1,369
PacifiCorp	5.250%	6/15/35	2,875	3,437
PacifiCorp	6.100%	8/1/36	3,875	4,890
PacifiCorp	5.750%	4/1/37	5,100	6,386
PacifiCorp	6.250%	10/15/37	8,310	10,730
PacifiCorp	6.350%	7/15/38	2,650	3,467

PacifiCorp	6.000%	1/15/39	360	489
PacifiCorp	4.100%	2/1/42	1,760	1,711
PECO Energy Co.	2.375%	9/15/22	6,354	6,188
PECO Energy Co.	5.950%	10/1/36	2,500	3,265
PECO Energy Co.	4.150%	10/1/44	2,040	2,231
PECO Energy Co.	3.000%	9/15/49	2,740	2,640
PNM Resources Inc.	3.250%	3/9/21	2,290	2,297
Potomac Electric Power Co.	3.600%	3/15/24	6,983	7,260
Potomac Electric Power Co.	6.500%	11/15/37	4,118	5,592
Potomac Electric Power Co.	4.150%	3/15/43	4,200	4,668
PPL Capital Funding Inc.	4.200%	6/15/22	6,646	6,653
PPL Capital Funding Inc.	3.500%	12/1/22	415	412
PPL Capital Funding Inc.	3.400%	6/1/23	11,120	11,177
PPL Capital Funding Inc.	3.950%	3/15/24	275	293
PPL Capital Funding Inc.	3.100%	5/15/26	1,779	1,735
PPL Capital Funding Inc.	4.700%	6/1/43	2,630	2,636
PPL Capital Funding Inc.	5.000%	3/15/44	5,749	5,915
PPL Capital Funding Inc.	4.000%	9/15/47	2,025	1,907
PPL Electric Utilities Corp.	3.000%	9/15/21	3,055	3,090
PPL Electric Utilities Corp.	6.250%	5/15/39	2,275	3,135
PPL Electric Utilities Corp.	4.125%	6/15/44	1,825	2,021
PPL Electric Utilities Corp.	4.150%	10/1/45	4,030	4,540
PPL Electric Utilities Corp.	3.950%	6/1/47	4,450	4,838
PPL Electric Utilities Corp.	4.150%	6/15/48	2,795	3,287
Progress Energy Inc.	3.150%	4/1/22	12,800	12,690
Progress Energy Inc.	7.750%	3/1/31	250	338
Progress Energy Inc.	7.000%	10/30/31	3,650	4,598
Progress Energy Inc.	6.000%	12/1/39	6,382	7,694
PSEG Power LLC	3.000%	6/15/21	1,675	1,680
PSEG Power LLC	3.850%	6/1/23	11,050	11,784
PSEG Power LLC	8.625%	4/15/31	3,295	4,435
Public Service Co. of Colorado	3.700%	6/15/28	4,245	4,513
Public Service Co. of Colorado	6.500%	8/1/38	75	105
Public Service Co. of Colorado	3.600%	9/15/42	2,116	2,134
Public Service Co. of Colorado	4.300%	3/15/44	2,675	2,995
Public Service Co. of Colorado	4.100%	6/15/48	3,695	4,211
Public Service Co. of Colorado	4.050%	9/15/49	4,000	4,522
Public Service Co. of Colorado	3.200%	3/1/50	3,800	3,769
Public Service Co. of New Hampshire	3.500%	11/1/23	875	909
Public Service Co. of New Hampshire	3.600%	7/1/49	2,900	2,962
Public Service Electric & Gas Co.	1.900%	3/15/21	6,575	6,512
Public Service Electric & Gas Co.	3.000%	5/15/25	1,170	1,197
Public Service Electric & Gas Co.	2.250%	9/15/26	3,055	3,040
Public Service Electric & Gas Co.	3.000%	5/15/27	3,000	3,052
Public Service Electric & Gas Co.	3.200%	5/15/29	7,230	7,227
Public Service Electric & Gas Co.	2.450%	1/15/30	2,500	2,495
Public Service Electric & Gas Co.	5.800%	5/1/37	875	1,140
Public Service Electric & Gas Co.	3.950%	5/1/42	4,295	4,645
Public Service Electric & Gas Co.	3.650%	9/1/42	650	717
Public Service Electric & Gas Co.	3.800%	3/1/46	9,100	9,784
Public Service Electric & Gas Co.	3.600%	12/1/47	2,175	2,247
Public Service Electric & Gas Co.	3.850%	5/1/49	6,000	6,499
Public Service Electric & Gas Co.	3.150%	1/1/50	2,750	2,842
Public Service Enterprise Group Inc.	2.650%	11/15/22	4,775	4,782
Public Service Enterprise Group Inc.	2.875%	6/15/24	3,000	2,995
Puget Energy Inc.	6.000%	9/1/21	3,825	3,922
Puget Energy Inc.	5.625%	7/15/22	9,501	9,583

Puget Energy Inc.	3.650%	5/15/25	4,280	4,125
Puget Sound Energy Inc.	6.274%	3/15/37	3,840	5,115
Puget Sound Energy Inc.	5.757%	10/1/39	5,540	7,101
Puget Sound Energy Inc.	5.795%	3/15/40	1,510	1,925
Puget Sound Energy Inc.	5.638%	4/15/41	925	1,169
Puget Sound Energy Inc.	4.300%	5/20/45	3,705	4,281
Puget Sound Energy Inc.	4.223%	6/15/48	5,225	6,034
San Diego Gas & Electric Co.	3.000%	8/15/21	1,335	1,339
San Diego Gas & Electric Co.	6.000%	6/1/39	2,461	3,188
San Diego Gas & Electric Co.	4.500%	8/15/40	3,970	4,243
San Diego Gas & Electric Co.	3.750%	6/1/47	5,750	5,795
San Diego Gas & Electric Co.	4.150%	5/15/48	5,100	5,457
7 San Diego Gas & Electric Co.	3.320%	4/15/50	3,875	3,888
Sierra Pacific Power Co.	2.600%	5/1/26	3,175	3,180
Southern California Edison Co.	2.900%	3/1/21	10,000	9,967
Southern California Edison Co.	3.875%	6/1/21	3,814	3,875
3 Southern California Edison Co.	1.845%	2/1/22	1,000	985
Southern California Edison Co.	2.400%	2/1/22	2,650	2,588
Southern California Edison Co.	3.400%	6/1/23	6,250	6,430
Southern California Edison Co.	3.500%	10/1/23	10,600	10,947
Southern California Edison Co.	3.700%	8/1/25	12,075	12,420
Southern California Edison Co.	3.650%	3/1/28	3,875	4,389
Southern California Edison Co.	4.200%	3/1/29	8,000	8,490
Southern California Edison Co.	6.650%	4/1/29	850	980
Southern California Edison Co.	2.850%	8/1/29	7,005	6,736
Southern California Edison Co.	6.000%	1/15/34	3,655	4,564
Southern California Edison Co.	5.750%	4/1/35	800	998
Southern California Edison Co.	5.350%	7/15/35	4,085	4,902
Southern California Edison Co.	5.625%	2/1/36	2,445	2,813
Southern California Edison Co.	5.950%	2/1/38	2,800	3,354
Southern California Edison Co.	6.050%	3/15/39	1,460	1,778
Southern California Edison Co.	5.500%	3/15/40	5,472	6,366
Southern California Edison Co.	4.500%	9/1/40	6,882	7,318
Southern California Edison Co.	4.050%	3/15/42	16,446	17,252
Southern California Edison Co.	3.900%	3/15/43	2,975	2,912
Southern California Edison Co.	4.650%	10/1/43	5,575	6,149
Southern California Edison Co.	3.600%	2/1/45	1,400	1,324
Southern California Edison Co.	4.000%	4/1/47	13,531	14,131
Southern California Edison Co.	4.125%	3/1/48	6,470	6,718
Southern California Edison Co.	4.875%	3/1/49	6,400	7,379
Southern Co.	2.350%	7/1/21	11,100	11,118
Southern Co.	2.950%	7/1/23	3,200	3,228
Southern Co.	3.250%	7/1/26	9,159	9,223
Southern Co.	4.250%	7/1/36	4,245	4,346
Southern Co.	4.400%	7/1/46	17,255	17,643
3 Southern Co.	5.500%	3/15/57	1,400	1,302
Southern Power Co.	2.500%	12/15/21	5,125	4,983
Southern Power Co.	4.150%	12/1/25	4,525	4,669
Southern Power Co.	5.150%	9/15/41	4,990	4,836
Southern Power Co.	5.250%	7/15/43	2,635	2,548
Southern Power Co.	4.950%	12/15/46	3,425	3,159
Southwestern Electric Power Co.	2.750%	10/1/26	4,800	4,755
Southwestern Electric Power Co.	4.100%	9/15/28	4,950	5,326
Southwestern Electric Power Co.	6.200%	3/15/40	5,475	6,764
Southwestern Electric Power Co.	3.900%	4/1/45	3,491	3,308
Southwestern Electric Power Co.	3.850%	2/1/48	7,024	6,565
Southwestern Public Service Co.	3.300%	6/15/24	200	204

Southwestern Public Service Co.	4.500%	8/15/41	4,164	4,554
Southwestern Public Service Co.	3.400%	8/15/46	6,960	6,968
Southwestern Public Service Co.	3.700%	8/15/47	5,600	5,874
Southwestern Public Service Co.	4.400%	11/15/48	610	655
Southwestern Public Service Co.	3.750%	6/15/49	5,000	5,225
Tampa Electric Co.	4.100%	6/15/42	1,950	1,983
Tampa Electric Co.	4.350%	5/15/44	2,300	2,456
Tampa Electric Co.	4.300%	6/15/48	4,065	4,257
Tampa Electric Co.	3.625%	6/15/50	2,000	2,027
Toledo Edison Co.	6.150%	5/15/37	2,769	3,656
Tucson Electric Power Co.	3.050%	3/15/25	2,000	2,054
Union Electric Co.	3.500%	4/15/24	4,990	5,110
Union Electric Co.	2.950%	6/15/27	15,375	15,683
Union Electric Co.	3.500%	3/15/29	3,650	3,894
Union Electric Co.	5.300%	8/1/37	3,244	4,040
Union Electric Co.	8.450%	3/15/39	2,300	3,696
Union Electric Co.	3.900%	9/15/42	175	189
Union Electric Co.	3.650%	4/15/45	1,825	1,842
Union Electric Co.	4.000%	4/1/48	3,500	3,837
Union Electric Co.	3.250%	10/1/49	2,840	2,700
Virginia Electric & Power Co.	2.950%	1/15/22	2,025	2,035
Virginia Electric & Power Co.	3.450%	9/1/22	14,234	13,930
Virginia Electric & Power Co.	2.750%	3/15/23	6,075	5,970
Virginia Electric & Power Co.	3.450%	2/15/24	4,489	4,646
Virginia Electric & Power Co.	3.100%	5/15/25	3,450	3,637
Virginia Electric & Power Co.	3.150%	1/15/26	11,145	11,543
Virginia Electric & Power Co.	2.950%	11/15/26	3,532	3,759
Virginia Electric & Power Co.	3.500%	3/15/27	6,550	6,859
Virginia Electric & Power Co.	3.800%	4/1/28	11,552	12,489
Virginia Electric & Power Co.	2.875%	7/15/29	1,682	1,670
Virginia Electric & Power Co.	6.000%	1/15/36	2,940	3,685
Virginia Electric & Power Co.	6.000%	5/15/37	4,835	6,134
Virginia Electric & Power Co.	6.350%	11/30/37	3,150	4,380
Virginia Electric & Power Co.	8.875%	11/15/38	570	905
Virginia Electric & Power Co.	4.000%	1/15/43	14,975	15,760
Virginia Electric & Power Co.	4.650%	8/15/43	5,505	6,250
Virginia Electric & Power Co.	4.450%	2/15/44	6,015	6,821
Virginia Electric & Power Co.	4.200%	5/15/45	1,380	1,489
Virginia Electric & Power Co.	4.000%	11/15/46	7,500	8,304
Virginia Electric & Power Co.	3.800%	9/15/47	6,604	7,069
Virginia Electric & Power Co.	4.600%	12/1/48	7,875	8,984
WEC Energy Group Inc.	3.375%	6/15/21	4,250	4,275
Westar Energy Inc.	2.550%	7/1/26	6,250	6,398
Westar Energy Inc.	3.100%	4/1/27	4,500	4,283
Westar Energy Inc.	4.125%	3/1/42	5,160	5,455
Westar Energy Inc.	4.100%	4/1/43	4,055	4,550
Westar Energy Inc.	4.250%	12/1/45	3,010	3,361
Westar Energy Inc.	3.250%	9/1/49	2,700	2,753
Wisconsin Electric Power Co.	2.050%	12/15/24	2,000	1,999
Wisconsin Electric Power Co.	5.625%	5/15/33	150	197
Wisconsin Electric Power Co.	5.700%	12/1/36	100	131
Wisconsin Electric Power Co.	4.300%	10/15/48	2,725	3,028
Wisconsin Power & Light Co.	3.050%	10/15/27	2,300	2,337
Wisconsin Power & Light Co.	6.375%	8/15/37	2,150	2,861
Wisconsin Power & Light Co.	3.650%	4/1/50	3,000	3,076
Wisconsin Public Service Corp.	3.350%	11/21/21	3,500	3,521
Wisconsin Public Service Corp.	3.671%	12/1/42	2,650	2,694

Wisconsin Public Service Corp.	4.752%	11/1/44	4,375	4,737
Xcel Energy Inc.	2.400%	3/15/21	3,325	3,301
Xcel Energy Inc.	2.600%	3/15/22	4,250	4,250
Xcel Energy Inc.	3.300%	6/1/25	9,900	10,125
Xcel Energy Inc.	4.000%	6/15/28	7,400	7,795
Xcel Energy Inc.	2.600%	12/1/29	7,005	6,673
Xcel Energy Inc.	3.400%	6/1/30	1,300	1,327
Xcel Energy Inc.	6.500%	7/1/36	986	1,296
Xcel Energy Inc.	3.500%	12/1/49	4,440	4,055

Natural Gas (0.2%)
Atmos Energy Corp.	3.000%	6/15/27	5,800	5,916
Atmos Energy Corp.	2.625%	9/15/29	1,500	1,487
Atmos Energy Corp.	5.500%	6/15/41	4,110	5,146
Atmos Energy Corp.	4.150%	1/15/43	3,435	3,681
Atmos Energy Corp.	4.125%	10/15/44	3,000	3,220
Atmos Energy Corp.	4.125%	3/15/49	7,938	8,786
Atmos Energy Corp.	3.375%	9/15/49	3,440	3,356
CenterPoint Energy Resources Corp.	3.550%	4/1/23	2,500	2,485
CenterPoint Energy Resources Corp.	4.000%	4/1/28	7,040	7,567
CenterPoint Energy Resources Corp.	5.850%	1/15/41	2,775	3,314
KeySpan Corp.	5.803%	4/1/35	2,817	2,923
NiSource Finance Corp.	3.490%	5/15/27	7,350	7,438
NiSource Finance Corp.	5.950%	6/15/41	10,447	12,029
NiSource Finance Corp.	5.250%	2/15/43	3,120	3,290
NiSource Finance Corp.	4.800%	2/15/44	3,300	3,740
NiSource Finance Corp.	5.650%	2/1/45	767	861
NiSource Finance Corp.	4.375%	5/15/47	7,375	7,287
NiSource Inc.	2.650%	11/17/22	4,775	4,819
NiSource Inc.	3.650%	6/15/23	3,455	3,531
NiSource Inc.	2.950%	9/1/29	2,020	1,965
ONE Gas Inc.	4.658%	2/1/44	4,525	5,381
ONE Gas Inc.	4.500%	11/1/48	3,000	3,309
Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	4,975	5,129
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	1,225	1,341
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	4,595	4,211
Sempra Energy	2.900%	2/1/23	2,625	2,608
Sempra Energy	4.050%	12/1/23	11,835	12,013
Sempra Energy	3.750%	11/15/25	12,905	12,939
Sempra Energy	3.250%	6/15/27	7,595	7,382
Sempra Energy	3.400%	2/1/28	9,458	9,638
Sempra Energy	3.800%	2/1/38	10,875	10,287
Sempra Energy	6.000%	10/15/39	8,000	9,295
Sempra Energy	4.000%	2/1/48	3,770	3,614
Southern California Gas Co.	3.150%	9/15/24	4,200	4,164
Southern California Gas Co.	3.200%	6/15/25	560	554
Southern California Gas Co.	2.600%	6/15/26	11,376	11,234
Southern California Gas Co.	2.550%	2/1/30	4,000	3,917
Southern California Gas Co.	3.750%	9/15/42	2,975	3,008
Southern California Gas Co.	4.125%	6/1/48	5,000	5,455
Southern California Gas Co.	4.300%	1/15/49	4,500	4,965
Southern California Gas Co.	3.950%	2/15/50	2,900	3,260
Southern Co. Gas Capital Corp.	3.500%	9/15/21	630	632
Southern Co. Gas Capital Corp.	3.250%	6/15/26	5,775	5,770
Southern Co. Gas Capital Corp.	5.875%	3/15/41	6,325	7,223
Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,000	973
Southern Co. Gas Capital Corp.	3.950%	10/1/46	4,425	4,004

Southern Co. Gas Capital Corp.	4.400%	5/30/47	12,295	11,966
Southwest Gas Corp.	3.700%	4/1/28	2,500	2,614
Southwest Gas Corp.	3.800%	9/29/46	2,600	2,519
Southwest Gas Corp.	4.150%	6/1/49	2,300	2,283
Washington Gas Light Co.	3.796%	9/15/46	3,550	3,611
Washington Gas Light Co.	3.650%	9/15/49	1,285	1,244

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	5,075	5,237
American Water Capital Corp.	3.400%	3/1/25	4,500	4,510
American Water Capital Corp.	2.950%	9/1/27	11,000	10,918
American Water Capital Corp.	3.450%	6/1/29	2,120	2,157
American Water Capital Corp.	6.593%	10/15/37	6,650	8,645
American Water Capital Corp.	4.300%	9/1/45	1,025	1,079
American Water Capital Corp.	4.000%	12/1/46	600	601
American Water Capital Corp.	3.750%	9/1/47	9,825	9,495
American Water Capital Corp.	4.200%	9/1/48	8,000	8,291
American Water Capital Corp.	4.150%	6/1/49	4,800	5,339
Essential Utilities Inc.	3.566%	5/1/29	3,000	3,052
Essential Utilities Inc.	4.276%	5/1/49	4,000	4,321
United Utilities plc	6.875%	8/15/28	75	93
Veolia Environnement SA	6.750%	6/1/38	1,643	2,154

				3,343,608
Total Corporate Bonds (Cost $42,335,560)				43,465,523
Sovereign Bonds (4.2%)
African Development Bank	2.625%	3/22/21	7,375	7,521
African Development Bank	1.250%	7/26/21	10,750	10,855
African Development Bank	2.375%	9/23/21	13,500	13,869
African Development Bank	1.625%	9/16/22	14,500	14,863
African Development Bank	2.125%	11/16/22	31,950	33,218
African Development Bank	3.000%	9/20/23	12,900	13,939
Asian Development Bank	1.625%	3/16/21	8,300	8,378
Asian Development Bank	1.750%	6/8/21	25,000	25,340
Asian Development Bank	2.000%	2/16/22	38,025	39,028
Asian Development Bank	1.875%	2/18/22	17,415	17,825
Asian Development Bank	1.875%	7/19/22	43,920	45,112
Asian Development Bank	1.875%	8/10/22	6,000	6,179
Asian Development Bank	1.750%	9/13/22	26,015	26,723
Asian Development Bank	1.625%	1/24/23	22,600	23,227
Asian Development Bank	2.750%	3/17/23	26,500	28,138
Asian Development Bank	2.625%	1/30/24	16,550	17,792
Asian Development Bank	1.500%	10/18/24	27,500	28,465
Asian Development Bank	2.000%	1/22/25	13,225	14,021
Asian Development Bank	2.125%	3/19/25	13,404	14,291
Asian Development Bank	2.000%	4/24/26	1,700	1,818
Asian Development Bank	2.625%	1/12/27	7,250	8,099
Asian Development Bank	2.375%	8/10/27	5,265	5,839
Asian Development Bank	6.220%	8/15/27	2,175	2,939
Asian Development Bank	2.500%	11/2/27	46,115	51,717
Asian Development Bank	2.750%	1/19/28	450	513
Asian Development Bank	3.125%	9/26/28	15,188	17,817
Asian Development Bank	1.750%	9/19/29	6,040	6,441
Asian Development Bank	1.875%	1/24/30	10,865	11,707
Asian Infrastructure Investment Bank	2.250%	5/16/24	12,785	13,603
Canada	2.625%	1/25/22	11,000	11,451

Canada	2.000%	11/15/22	25,890	27,012
Canada	1.625%	1/22/25	26,500	27,613
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	15,380	15,699
CNOOC Finance 2013 Ltd.	2.875%	9/30/29	5,300	5,471
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	500	580
CNOOC Finance 2013 Ltd.	3.300%	9/30/49	8,500	8,575
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	16,900	17,710
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,200	1,336
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	10,075	10,736
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	8,865	11,050
Corp. Andina de Fomento	3.250%	2/11/22	2,000	2,070
Corp. Andina de Fomento	4.375%	6/15/22	23,269	24,655
Corp. Andina de Fomento	2.750%	1/6/23	11,350	11,783
Corp. Andina de Fomento	3.750%	11/23/23	9,500	10,355
Council Of Europe Development Bank	1.625%	3/16/21	4,600	4,647
Council Of Europe Development Bank	1.750%	9/26/22	8,300	8,548
Council Of Europe Development Bank	2.625%	2/13/23	18,475	19,521
Council Of Europe Development Bank	2.500%	2/27/24	1,825	1,955
Council Of Europe Development Bank	1.375%	2/27/25	11,435	11,810
Ecopetrol SA	5.875%	9/18/23	15,725	15,607
Ecopetrol SA	4.125%	1/16/25	16,775	15,202
Ecopetrol SA	5.375%	6/26/26	14,000	13,195
Ecopetrol SA	7.375%	9/18/43	5,900	5,907
Ecopetrol SA	5.875%	5/28/45	14,055	12,579
Equinor ASA	2.750%	11/10/21	10,400	10,371
Equinor ASA	3.150%	1/23/22	4,475	4,552
Equinor ASA	2.450%	1/17/23	17,667	17,920
Equinor ASA	2.650%	1/15/24	18,747	19,036
Equinor ASA	3.700%	3/1/24	9,856	10,154
Equinor ASA	3.250%	11/10/24	10,194	10,365
Equinor ASA	7.250%	9/23/27	4,350	5,439
Equinor ASA	3.625%	9/10/28	9,652	10,297
6 Equinor ASA	6.500%	12/1/28	225	270
Equinor ASA	5.100%	8/17/40	11,100	13,240
Equinor ASA	4.250%	11/23/41	3,100	3,391
Equinor ASA	3.950%	5/15/43	2,550	2,673
Equinor ASA	4.800%	11/8/43	12,295	13,980
Equinor ASA	3.250%	11/18/49	1,475	1,427
European Bank for Reconstruction &
Development	1.875%	7/15/21	5,200	5,289
European Bank for Reconstruction &
Development	1.500%	11/2/21	11,000	11,164
European Bank for Reconstruction &
Development	1.875%	2/23/22	14,300	14,656
European Bank for Reconstruction &
Development	2.750%	3/7/23	24,750	26,288
European Bank for Reconstruction &
Development	1.625%	9/27/24	2,000	2,082
European Bank for Reconstruction &
Development	1.500%	2/13/25	2,265	2,351
European Investment Bank	2.000%	3/15/21	32,090	32,522
European Investment Bank	2.500%	4/15/21	28,700	29,277
European Investment Bank	2.375%	5/13/21	21,500	21,942
European Investment Bank	1.625%	6/15/21	13,000	13,168
European Investment Bank	1.375%	9/15/21	2,000	2,025
European Investment Bank	2.125%	10/15/21	26,125	26,761
European Investment Bank	2.875%	12/15/21	31,890	33,155

European Investment Bank	2.250%	3/15/22	48,575	50,175
European Investment Bank	2.625%	5/20/22	22,000	22,966
European Investment Bank	2.375%	6/15/22	44,995	46,779
European Investment Bank	2.250%	8/15/22	14,470	15,046
European Investment Bank	1.375%	9/6/22	33,000	33,634
European Investment Bank	2.000%	12/15/22	867	900
European Investment Bank	2.500%	3/15/23	63,300	66,800
European Investment Bank	1.375%	5/15/23	32,390	33,157
European Investment Bank	2.875%	8/15/23	32,200	34,609
European Investment Bank	3.125%	12/14/23	12,000	13,094
European Investment Bank	3.250%	1/29/24	59,480	65,366
European Investment Bank	2.625%	3/15/24	52,370	56,456
European Investment Bank	2.250%	6/24/24	28,195	30,081
European Investment Bank	2.500%	10/15/24	9,922	10,735
European Investment Bank	1.875%	2/10/25	15,100	15,965
European Investment Bank	1.625%	3/14/25	22,000	23,006
European Investment Bank	2.125%	4/13/26	23,000	24,857
European Investment Bank	2.375%	5/24/27	8,000	8,860
European Investment Bank	1.625%	10/9/29	3,060	3,230
European Investment Bank	4.875%	2/15/36	14,460	21,530
Export Development Canada	1.500%	5/26/21	17,900	18,124
Export Development Canada	1.375%	10/21/21	18,040	18,287
Export Development Canada	1.750%	7/18/22	10,525	10,827
Export Development Canada	2.500%	1/24/23	5,250	5,482
Export Development Canada	1.375%	2/24/23	35,000	35,841
Export Development Canada	2.750%	3/15/23	8,850	9,396
Export Development Canada	2.625%	2/21/24	5,000	5,316
Export-Import Bank of Korea	2.500%	5/10/21	6,000	6,058
Export-Import Bank of Korea	1.875%	10/21/21	3,450	3,462
Export-Import Bank of Korea	3.500%	11/27/21	5,000	5,146
Export-Import Bank of Korea	2.750%	1/25/22	14,500	14,768
Export-Import Bank of Korea	5.000%	4/11/22	800	852
Export-Import Bank of Korea	3.625%	11/27/23	10,000	10,644
Export-Import Bank of Korea	4.000%	1/14/24	17,850	19,210
Export-Import Bank of Korea	2.875%	1/21/25	13,400	13,924
Export-Import Bank of Korea	1.875%	2/12/25	1,000	1,028
Export-Import Bank of Korea	3.250%	11/10/25	6,200	6,607
Export-Import Bank of Korea	2.625%	5/26/26	6,000	6,211
Export-Import Bank of Korea	3.250%	8/12/26	425	455
FMS Wertmanagement	2.000%	8/1/22	46,500	48,106
Hydro-Quebec	8.400%	1/15/22	4,215	4,744
Hydro-Quebec	8.050%	7/7/24	7,240	9,277
Hydro-Quebec	8.500%	12/1/29	3,940	6,331
Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	5,200	5,283
Industrial & Commercial Bank of China Ltd.	2.957%	11/8/22	6,250	6,530
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	9,212	10,225
Inter-American Development Bank	1.875%	3/15/21	3,400	3,443
Inter-American Development Bank	2.625%	4/19/21	24,089	24,617
Inter-American Development Bank	1.875%	7/23/21	5,000	5,088
Inter-American Development Bank	2.125%	1/18/22	51,750	53,211
Inter-American Development Bank	1.750%	4/14/22	25,600	26,225
Inter-American Development Bank	1.750%	9/14/22	20,850	21,429
Inter-American Development Bank	3.000%	9/26/22	24,000	25,383
Inter-American Development Bank	2.500%	1/18/23	57,275	60,225
Inter-American Development Bank	3.000%	10/4/23	34,050	36,859
Inter-American Development Bank	2.625%	1/16/24	28,201	30,307
Inter-American Development Bank	3.000%	2/21/24	13,000	14,184

Inter-American Development Bank	2.125%	1/15/25	21,000	22,392
Inter-American Development Bank	1.750%	3/14/25	25,500	26,770
Inter-American Development Bank	7.000%	6/15/25	4,575	5,943
Inter-American Development Bank	2.000%	6/2/26	27,625	29,731
Inter-American Development Bank	2.000%	7/23/26	5,600	6,019
Inter-American Development Bank	2.375%	7/7/27	28,500	31,549
Inter-American Development Bank	3.125%	9/18/28	25,000	29,251
Inter-American Development Bank	2.250%	6/18/29	5,300	5,846
Inter-American Development Bank	3.875%	10/28/41	350	489
Inter-American Development Bank	3.200%	8/7/42	3,375	4,318
Inter-American Development Bank	4.375%	1/24/44	4,600	6,986
International Bank for Reconstruction &
Development	1.625%	3/9/21	27,125	27,386
International Bank for Reconstruction &
Development	1.375%	5/24/21	34,500	34,827
International Bank for Reconstruction &
Development	2.250%	6/24/21	10,250	10,461
International Bank for Reconstruction &
Development	2.750%	7/23/21	49,669	51,117
International Bank for Reconstruction &
Development	1.375%	9/20/21	34,810	35,244
International Bank for Reconstruction &
Development	2.125%	12/13/21	15,270	15,683
International Bank for Reconstruction &
Development	2.000%	1/26/22	59,250	60,831
International Bank for Reconstruction &
Development	1.625%	2/10/22	60,885	62,114
International Bank for Reconstruction &
Development	2.125%	7/1/22	33,075	34,236
International Bank for Reconstruction &
Development	7.625%	1/19/23	19,955	23,845
International Bank for Reconstruction &
Development	1.750%	4/19/23	6,020	6,229
International Bank for Reconstruction &
Development	1.875%	6/19/23	64,975	67,614
International Bank for Reconstruction &
Development	3.000%	9/27/23	41,368	44,762
International Bank for Reconstruction &
Development	2.500%	3/19/24	34,720	37,267
International Bank for Reconstruction &
Development	1.500%	8/28/24	27,910	28,947
International Bank for Reconstruction &
Development	2.500%	11/25/24	47,197	51,134
International Bank for Reconstruction &
Development	1.625%	1/15/25	17,560	18,329
International Bank for Reconstruction &
Development	2.500%	7/29/25	47,450	51,871
International Bank for Reconstruction &
Development	3.125%	11/20/25	19,620	22,158
International Bank for Reconstruction &
Development	8.875%	3/1/26	450	643
International Bank for Reconstruction &
Development	2.500%	11/22/27	15,000	16,764
International Bank for Reconstruction &
Development	1.750%	10/23/29	12,680	13,483
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,500	3,607

International Finance Corp.	2.000%	10/24/22	21,204	21,992
International Finance Corp.	2.875%	7/31/23	13,914	14,952
International Finance Corp.	1.375%	10/16/24	12,260	12,655
International Finance Corp.	2.125%	4/7/26	15,290	16,497
8 Japan Bank for International Cooperation	1.875%	4/20/21	6,600	6,677
8 Japan Bank for International Cooperation	3.125%	7/20/21	7,225	7,443
8 Japan Bank for International Cooperation	1.500%	7/21/21	18,100	18,261
8 Japan Bank for International Cooperation	2.000%	11/4/21	8,250	8,412
8 Japan Bank for International Cooperation	2.500%	6/1/22	7,502	7,767
8 Japan Bank for International Cooperation	2.375%	7/21/22	9,340	9,643
8 Japan Bank for International Cooperation	1.625%	10/17/22	5,900	6,000
8 Japan Bank for International Cooperation	2.375%	11/16/22	22,180	22,766
8 Japan Bank for International Cooperation	1.750%	1/23/23	20,000	20,449
8 Japan Bank for International Cooperation	3.250%	7/20/23	18,223	19,571
8 Japan Bank for International Cooperation	3.375%	7/31/23	225	243
8 Japan Bank for International Cooperation	3.375%	10/31/23	18,900	20,510
8 Japan Bank for International Cooperation	2.500%	5/23/24	14,000	14,865
8 Japan Bank for International Cooperation	3.000%	5/29/24	16,250	17,595
8 Japan Bank for International Cooperation	1.750%	10/17/24	7,600	7,841
8 Japan Bank for International Cooperation	2.125%	2/10/25	14,500	15,283
8 Japan Bank for International Cooperation	2.375%	4/20/26	1,600	1,721
8 Japan Bank for International Cooperation	2.250%	11/4/26	18,000	19,226
8 Japan Bank for International Cooperation	2.875%	6/1/27	19,000	21,188
8 Japan Bank for International Cooperation	2.875%	7/21/27	12,700	14,190
8 Japan Bank for International Cooperation	2.750%	11/16/27	21,850	24,347
8 Japan Bank for International Cooperation	3.250%	7/20/28	12,150	13,985
8 Japan Bank for International Cooperation	3.500%	10/31/28	16,150	19,008
8 Japan Bank for International Cooperation	2.000%	10/17/29	7,000	7,411
8 Japan International Cooperation Agency	2.750%	4/27/27	8,400	9,308
8 Japan International Cooperation Agency	3.375%	6/12/28	4,500	5,238
9 KFW	1.625%	3/15/21	1,100	1,110
9 KFW	2.375%	3/24/21	36,720	37,353
9 KFW	2.625%	4/12/21	45,000	45,908
9 KFW	1.500%	6/15/21	50,400	50,966
9 KFW	2.375%	8/25/21	19,590	20,086
9 KFW	1.750%	9/15/21	33,300	33,877
9 KFW	2.000%	11/30/21	14,715	15,059
9 KFW	3.125%	12/15/21	54,665	56,234
9 KFW	2.625%	1/25/22	32,500	33,715
9 KFW	2.500%	2/15/22	58,700	60,773
9 KFW	2.125%	3/7/22	50,000	51,522
9 KFW	2.125%	6/15/22	52,200	54,000
9 KFW	1.750%	8/22/22	24,475	25,161
9 KFW	2.000%	10/4/22	24,875	25,748
9 KFW	2.375%	12/29/22	44,000	46,099
9 KFW	2.125%	1/17/23	23,700	24,728
9 KFW	2.625%	2/28/24	30,000	32,325
9 KFW	1.375%	8/5/24	5,200	5,277
9 KFW	2.500%	11/20/24	49,500	53,594
9 KFW	2.000%	5/2/25	16,640	17,732
9 KFW	2.875%	4/3/28	18,635	21,452
9 KFW	1.750%	9/14/29	7,225	7,327
9 KFW	0.000%	4/18/36	9,385	7,475
9 KFW	0.000%	6/29/37	23,742	18,657
Korea Development Bank	4.625%	11/16/21	625	657
Korea Development Bank	2.625%	2/27/22	13,069	13,295
Korea Development Bank	3.000%	9/14/22	30,650	31,463

	Korea Development Bank	3.375%	3/12/23	24,200	25,319
	Korea Development Bank	2.750%	3/19/23	3,100	3,212
	Korea Development Bank	3.750%	1/22/24	14,400	15,355
	Korea Development Bank	3.250%	2/19/24	1,000	1,050
	Korea Development Bank	2.125%	10/1/24	4,300	4,339
	Korea Development Bank	3.000%	1/13/26	1,100	1,183
	Kreditanstalt fuer Wiederaufbau	1.625%	2/15/23	40,970	41,883
9	Landwirtschaftliche Rentenbank	1.750%	9/24/21	8,000	8,122
9	Landwirtschaftliche Rentenbank	2.250%	10/1/21	18,885	19,411
9	Landwirtschaftliche Rentenbank	2.000%	12/6/21	3,345	3,427
9	Landwirtschaftliche Rentenbank	3.125%	11/14/23	5,000	5,450
9	Landwirtschaftliche Rentenbank	2.000%	1/13/25	16,300	17,307
9	Landwirtschaftliche Rentenbank	2.375%	6/10/25	14,575	15,775
9	Landwirtschaftliche Rentenbank	1.750%	7/27/26	9,095	9,689
9	Landwirtschaftliche Rentenbank	2.500%	11/15/27	23,105	25,828
	Nexen Energy ULC	7.875%	3/15/32	4,075	6,211
	Nexen Energy ULC	5.875%	3/10/35	690	917
	Nexen Energy ULC	6.400%	5/15/37	10,400	13,951
	Nexen Energy ULC	7.500%	7/30/39	4,275	6,699
	Nordic Investment Bank	1.250%	8/2/21	5,000	5,048
	Nordic Investment Bank	2.125%	2/1/22	9,000	9,257
	Nordic Investment Bank	1.375%	10/17/22	6,100	6,223
	Nordic Investment Bank	2.875%	7/19/23	8,750	9,401
	Nordic Investment Bank	2.250%	5/21/24	6,300	6,710
	North American Development Bank	2.400%	10/26/22	3,450	3,570
10	Oesterreichische Kontrollbank AG	2.875%	9/7/21	3,957	4,091
10	Oesterreichische Kontrollbank AG	2.375%	10/1/21	6,450	6,574
10	Oesterreichische Kontrollbank AG	2.625%	1/31/22	5,000	5,139
10	Oesterreichische Kontrollbank AG	1.625%	9/17/22	1,000	1,024
10	Oesterreichische Kontrollbank AG	2.875%	3/13/23	6,000	6,414
10	Oesterreichische Kontrollbank AG	3.125%	11/7/23	5,000	5,297
10	Oesterreichische Kontrollbank AG	1.500%	2/12/25	13,150	13,656
3	Oriental Republic of Uruguay	8.000%	11/18/22	3,155	3,100
3	Oriental Republic of Uruguay	4.500%	8/14/24	10,193	10,194
3	Oriental Republic of Uruguay	4.375%	10/27/27	9,195	9,758
3	Oriental Republic of Uruguay	4.375%	1/23/31	18,104	19,235
3	Oriental Republic of Uruguay	7.875%	1/15/33	200	269
3	Oriental Republic of Uruguay	7.625%	3/21/36	5,233	7,051
3	Oriental Republic of Uruguay	4.125%	11/20/45	6,629	6,604
3	Oriental Republic of Uruguay	5.100%	6/18/50	26,810	29,759
3	Oriental Republic of Uruguay	4.975%	4/20/55	20,382	22,675
3	Panama Government International Bond	4.500%	4/1/56	13,000	14,115
	Petroleos Mexicanos	4.875%	1/24/22	6,375	5,703
	Petroleos Mexicanos	5.375%	3/13/22	5,766	5,168
	Petroleos Mexicanos	3.500%	1/30/23	4,660	3,764
	Petroleos Mexicanos	4.625%	9/21/23	6,582	5,310
	Petroleos Mexicanos	4.875%	1/18/24	5,232	4,186
3	Petroleos Mexicanos	2.290%	2/15/24	600	611
	Petroleos Mexicanos	4.250%	1/15/25	6,424	4,771
	Petroleos Mexicanos	2.378%	4/15/25	1,045	1,070
	Petroleos Mexicanos	4.500%	1/23/26	4,240	3,082
	Petroleos Mexicanos	6.875%	8/4/26	24,433	18,618
6	Petroleos Mexicanos	6.490%	1/23/27	11,831	8,716
	Petroleos Mexicanos	6.500%	3/13/27	42,799	31,671
	Petroleos Mexicanos	5.350%	2/12/28	28,322	19,678
	Petroleos Mexicanos	6.500%	1/23/29	18,575	13,378
6	Petroleos Mexicanos	6.840%	1/23/30	35,772	25,849

6 Petroleos Mexicanos	5.950%	1/28/31	28,568	19,867
Petroleos Mexicanos	6.625%	6/15/35	22,000	14,857
Petroleos Mexicanos	6.625%	6/15/38	5,440	3,986
Petroleos Mexicanos	6.500%	6/2/41	8,915	5,669
Petroleos Mexicanos	5.500%	6/27/44	2,499	1,509
Petroleos Mexicanos	6.375%	1/23/45	13,850	8,789
Petroleos Mexicanos	5.625%	1/23/46	6,042	3,682
Petroleos Mexicanos	6.750%	9/21/47	54,134	35,276
Petroleos Mexicanos	6.350%	2/12/48	23,704	14,807
6 Petroleos Mexicanos	7.690%	1/23/50	52,469	36,195
6 Petroleos Mexicanos	6.950%	1/28/60	18,200	12,045
Province of Alberta	2.200%	7/26/22	20,105	20,743
Province of Alberta	3.350%	11/1/23	17,910	19,424
Province of Alberta	2.950%	1/23/24	12,350	13,283
Province of Alberta	1.875%	11/13/24	15,000	15,581
Province of Alberta	3.300%	3/15/28	14,000	15,801
Province of British Columbia	2.650%	9/22/21	13,150	13,529
Province of British Columbia	2.000%	10/23/22	17,150	17,651
Province of British Columbia	2.250%	6/2/26	1,150	1,226
Province of British Columbia	7.250%	9/1/36	2,681	4,667
Province of Manitoba	2.100%	9/6/22	7,100	7,326
Province of Manitoba	2.600%	4/16/24	9,700	10,351
Province of Manitoba	3.050%	5/14/24	4,800	5,207
Province of Manitoba	2.125%	6/22/26	9,782	10,431
Province of New Brunswick	2.500%	12/12/22	4,005	4,196
Province of New Brunswick	3.625%	2/24/28	5,300	6,182
Province of Nova Scotia	9.125%	5/1/21	1,280	1,389
Province of Ontario	2.500%	9/10/21	16,000	16,361
Province of Ontario	2.400%	2/8/22	16,000	16,447
Province of Ontario	2.550%	4/25/22	17,100	17,638
Province of Ontario	2.250%	5/18/22	27,900	28,642
Province of Ontario	2.450%	6/29/22	1,525	1,581
Province of Ontario	2.200%	10/3/22	16,725	17,298
Province of Ontario	1.750%	1/24/23	16,335	16,904
Province of Ontario	3.400%	10/17/23	35,765	38,879
Province of Ontario	3.050%	1/29/24	20,050	21,490
Province of Ontario	3.200%	5/16/24	10,000	10,898
Province of Ontario	2.500%	4/27/26	8,000	8,591
Province of Ontario	2.300%	6/15/26	20,000	20,928
Province of Ontario	2.000%	10/2/29	17,000	18,278
Province of Quebec	2.750%	8/25/21	13,725	14,102
Province of Quebec	2.375%	1/31/22	8,000	8,202
Province of Quebec	2.625%	2/13/23	34,919	36,645
Province of Quebec	7.125%	2/9/24	8,675	10,733
Province of Quebec	2.875%	10/16/24	9,400	10,184
Province of Quebec	2.500%	4/20/26	500	533
Province of Quebec	2.750%	4/12/27	43,050	47,436
Province of Quebec	7.500%	9/15/29	11,407	17,506
Province of Quebec	1.500%	2/11/25	14,745	15,173
Province of Saskatchewan	8.500%	7/15/22	2,707	3,182
Republic of Chile	3.250%	9/14/21	5,395	5,393
Republic of Chile	2.250%	10/30/22	1,000	992
Republic of Chile	3.125%	3/27/25	7,330	7,488
Republic of Chile	3.125%	1/21/26	8,894	9,165
3 Republic of Chile	3.240%	2/6/28	16,810	17,343
3 Republic of Chile	2.550%	1/27/32	6,600	6,587
Republic of Chile	3.625%	10/30/42	1,100	1,155

Republic of Chile	3.860%	6/21/47	10,200	10,861
3 Republic of Chile	3.500%	1/25/50	14,700	14,798
Republic of Colombia	4.375%	7/12/21	10,885	10,936
3 Republic of Colombia	2.625%	3/15/23	22,050	21,393
Republic of Colombia	4.000%	2/26/24	23,633	23,704
Republic of Colombia	8.125%	5/21/24	1,800	2,044
3 Republic of Colombia	4.500%	1/28/26	22,717	22,813
3 Republic of Colombia	3.875%	4/25/27	13,450	13,140
3 Republic of Colombia	4.500%	3/15/29	14,300	14,463
3 Republic of Colombia	3.000%	1/30/30	6,400	5,237
Republic of Colombia	10.375%	1/28/33	3,775	5,077
Republic of Colombia	7.375%	9/18/37	9,600	11,705
Republic of Colombia	6.125%	1/18/41	20,000	22,446
3 Republic of Colombia	5.625%	2/26/44	22,550	23,998
3 Republic of Colombia	5.000%	6/15/45	41,120	42,148
Republic of Colombia	5.200%	5/15/49	1,600	1,647
Republic of Finland	6.950%	2/15/26	1,000	1,311
Republic of Hungary	6.375%	3/29/21	20,199	20,904
Republic of Hungary	5.375%	2/21/23	26,900	28,850
Republic of Hungary	5.750%	11/22/23	175	192
Republic of Hungary	5.375%	3/25/24	10,000	10,982
Republic of Hungary	7.625%	3/29/41	9,665	14,862
Republic of Indonesia	2.950%	1/11/23	2,475	2,441
Republic of Indonesia	4.450%	2/11/24	6,900	7,150
Republic of Indonesia	3.500%	1/11/28	19,400	19,012
Republic of Indonesia	4.100%	4/24/28	7,850	7,978
Republic of Indonesia	4.750%	2/11/29	9,150	9,882
Republic of Indonesia	3.400%	9/18/29	3,250	3,193
Republic of Indonesia	2.850%	2/14/30	6,500	6,281
6 Republic of Indonesia	4.750%	7/18/47	4,400	4,532
Republic of Indonesia	4.350%	1/11/48	13,495	13,579
Republic of Indonesia	5.350%	2/11/49	6,750	7,628
Republic of Indonesia	3.700%	10/30/49	9,125	8,851
Republic of Italy	6.875%	9/27/23	24,693	28,392
Republic of Italy	2.375%	10/17/24	24,000	23,868
Republic of Italy	2.875%	10/17/29	20,600	19,803
Republic of Italy	5.375%	6/15/33	21,495	24,978
Republic of Italy	4.000%	10/17/49	21,600	20,305
Republic of Korea	3.875%	9/11/23	1,200	1,294
Republic of Korea	5.625%	11/3/25	575	701
Republic of Korea	2.750%	1/19/27	33,400	35,615
Republic of Korea	4.125%	6/10/44	5,635	7,826
Republic of Korea	3.875%	9/20/48	5,693	7,611
3 Republic of Panama	4.000%	9/22/24	12,467	12,841
3 Republic of Panama	3.750%	3/16/25	12,636	13,015
Republic of Panama	7.125%	1/29/26	7,622	9,089
Republic of Panama	8.875%	9/30/27	4,246	5,690
3 Republic of Panama	3.875%	3/17/28	9,690	10,271
Republic of Panama	9.375%	4/1/29	8,380	11,774
3 Republic of Panama	3.160%	1/23/30	6,100	6,069
3 Republic of Panama	6.700%	1/26/36	20,973	26,845
3 Republic of Panama	4.500%	5/15/47	6,643	7,141
3 Republic of Panama	4.500%	4/16/50	15,818	17,242
3 Republic of Panama	4.300%	4/29/53	12,650	13,409
3 Republic of Panama	3.870%	7/23/60	3,000	2,977
Republic of Peru	7.350%	7/21/25	900	1,130
Republic of Peru	4.125%	8/25/27	2,300	2,544

Republic of Peru	2.844%	6/20/30	7,325	7,552
Republic of Peru	8.750%	11/21/33	27,093	41,793
3 Republic of Peru	6.550%	3/14/37	10,180	14,206
Republic of Peru	5.625%	11/18/50	22,183	31,324
Republic of Poland	5.125%	4/21/21	4,650	4,807
Republic of Poland	5.000%	3/23/22	19,385	20,687
Republic of Poland	3.000%	3/17/23	24,675	25,433
Republic of Poland	4.000%	1/22/24	17,000	18,339
Republic of Poland	3.250%	4/6/26	14,350	15,368
Republic of the Philippines	4.200%	1/21/24	8,400	8,852
Republic of the Philippines	9.500%	10/21/24	2,170	2,658
Republic of the Philippines	10.625%	3/16/25	8,525	11,338
Republic of the Philippines	5.500%	3/30/26	9,350	10,729
Republic of the Philippines	3.000%	2/1/28	28,000	28,864
Republic of the Philippines	3.750%	1/14/29	14,000	15,312
Republic of the Philippines	9.500%	2/2/30	6,750	10,235
Republic of the Philippines	7.750%	1/14/31	13,300	18,620
Republic of the Philippines	6.375%	1/15/32	10,004	12,843
Republic of the Philippines	6.375%	10/23/34	16,540	22,081
Republic of the Philippines	5.000%	1/13/37	8,950	10,684
Republic of the Philippines	3.950%	1/20/40	19,599	21,193
Republic of the Philippines	3.700%	3/1/41	14,408	15,651
Republic of the Philippines	3.700%	2/2/42	11,588	12,855
6 Sinopec Group Overseas Development 2012
Ltd.	4.875%	5/17/42	450	564
State of Israel	4.000%	6/30/22	8,200	8,596
State of Israel	3.150%	6/30/23	2,400	2,491
State of Israel	2.875%	3/16/26	24,900	25,954
State of Israel	3.250%	1/17/28	6,795	7,222
State of Israel	2.500%	1/15/30	2,125	2,135
State of Israel	4.500%	1/30/43	6,580	7,236
State of Israel	4.125%	1/17/48	8,825	9,246
State of Israel	3.375%	1/15/50	21,550	20,591
Svensk Exportkredit AB	1.750%	3/10/21	15,500	15,652
Svensk Exportkredit AB	2.375%	4/9/21	3,700	3,754
Svensk Exportkredit AB	2.875%	5/22/21	2,200	2,253
Svensk Exportkredit AB	1.625%	9/12/21	20,900	21,126
Svensk Exportkredit AB	3.125%	11/8/21	3,950	4,090
Svensk Exportkredit AB	2.000%	8/30/22	18,520	18,984
Svensk Exportkredit AB	1.625%	11/14/22	8,800	8,901
Svensk Exportkredit AB	2.875%	3/14/23	8,395	8,867
Syngenta Finance NV	3.125%	3/28/22	9,895	8,658
United Mexican States	3.625%	3/15/22	41,912	41,109
United Mexican States	8.000%	9/24/22	360	402
United Mexican States	4.000%	10/2/23	15,073	15,374
United Mexican States	3.600%	1/30/25	21,771	21,046
United Mexican States	4.125%	1/21/26	25,790	25,867
United Mexican States	4.150%	3/28/27	35,155	35,619
United Mexican States	3.750%	1/11/28	22,600	22,188
United Mexican States	4.500%	4/22/29	16,300	16,547
3 United Mexican States	3.250%	4/16/30	9,000	8,449
United Mexican States	8.300%	8/15/31	4,390	6,105
United Mexican States	7.500%	4/8/33	4,100	5,530
United Mexican States	6.750%	9/27/34	6,810	8,955
United Mexican States	6.050%	1/11/40	26,002	30,192
United Mexican States	4.750%	3/8/44	36,833	37,293
United Mexican States	5.550%	1/21/45	12,575	13,801

United Mexican States	4.600%	1/23/46	22,691	21,900
United Mexican States	4.350%	1/15/47	17,260	16,524
United Mexican States	4.600%	2/10/48	15,596	15,431
3 United Mexican States	4.500%	1/31/50	19,400	18,800
United Mexican States	5.750%	10/12/10	26,137	27,235
Total Sovereign Bonds (Cost $7,194,941)				7,414,842
Taxable Municipal Bonds (0.7%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	2,195	2,267
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	2,105	3,121
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	3,625	5,276
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	400	569
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	6,245	8,620
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	2,005	2,676
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	750	1,164
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	2,850	4,809
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	2.574%	4/1/31	4,385	4,458
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	2,840	4,186
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	13,008	19,847
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	2,525	4,019
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	6,940	11,081
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	8,975	9,112
California GO	2.800%	4/1/21	8,000	8,115
California GO	5.700%	11/1/21	14,805	15,810
California GO	2.367%	4/1/22	9,245	9,415
California GO	3.375%	4/1/25	4,225	4,556
California GO	2.650%	4/1/26	5,000	5,224
California GO	3.500%	4/1/28	5,500	6,101
California GO	2.500%	10/1/29	3,230	3,334
California GO	4.500%	4/1/33	8,800	10,128
California GO	7.500%	4/1/34	25,880	40,815
California GO	4.600%	4/1/38	11,425	12,580
California GO	7.550%	4/1/39	7,345	11,919
California GO	7.300%	10/1/39	7,565	11,624
California GO	7.350%	11/1/39	3,220	4,977
California GO	7.625%	3/1/40	5,730	9,244
California GO	7.600%	11/1/40	1,845	3,070
California Institute of Technology Taxable	3.650%	9/1/19	2,945	2,982

California State University Systemwide
Revenue	3.899%	11/1/47	2,325	2,704
California State University Systemwide
Revenue	2.975%	11/1/51	4,325	4,307
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	660	756
Chicago IL GO	7.045%	1/1/29	4,950	5,688
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	5,110	6,894
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	1,570	2,198
Chicago IL O'Hare International Airport
Revenue	4.472%	1/1/49	6,655	7,452
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	2,475	2,974
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	4,835	6,489
Clark County NV Airport System Revenue	6.820%	7/1/45	3,375	4,479
Commonwealth Financing Authority
Pennsylvania Revenue	3.807%	6/1/41	7,450	8,430
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	5,050	5,574
Connecticut GO	5.632%	12/1/29	1,610	2,028
Connecticut GO	5.090%	10/1/30	800	949
Connecticut GO	5.850%	3/15/32	9,890	12,141
Cook County IL GO	6.229%	11/15/34	2,695	3,620
Dallas County TX Hospital District Revenue	5.621%	8/15/44	850	1,165
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,850	2,673
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	2,960	3,951
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	6,950	9,813
Dallas TX Independent School District GO	6.450%	2/15/35	1,500	1,510
Dallas-Fort Worth TX International Airport
Revenue	2.994%	11/1/38	12,500	11,819
Dallas-Fort Worth TX International Airport
Revenue	3.144%	11/1/45	3,575	3,333
District of Columbia Income Tax Revenue	5.591%	12/1/34	10,090	12,555
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	3,750	4,856
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	2,390	3,363
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	5,000	5,005
Foothill-Eastern Transportation Corridor
Agency California Toll Road Revenue	4.094%	1/15/49	2,250	2,278
George Washington University DC	4.300%	9/15/44	1,575	1,808
George Washington University DC	4.868%	9/15/45	1,742	2,107
George Washington University DC	4.126%	9/15/48	11,446	12,272
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	7,151	9,362
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	6,576	8,780
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	5,024	6,608
Grand Parkway Transportation Corp Texas	3.236%	10/1/52	6,885	6,686
Houston TX GO	6.290%	3/1/32	11,480	14,219
Illinois GO	4.950%	6/1/23	1,855	1,871

	Illinois GO	5.100%	6/1/33	54,770	54,366
	Illinois GO	6.630%	2/1/35	5,475	5,893
	Illinois GO	6.725%	4/1/35	3,550	3,837
	Illinois GO	7.350%	7/1/35	7,500	8,415
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	4,220	5,571
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	3.985%	1/1/29	5,090	5,222
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	4.532%	1/1/35	2,285	2,736
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.833%	1/1/38	3,165	3,084
	Kansas Department of Transportation
	Highway Revenue	4.596%	9/1/35	2,750	3,345
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	135	168
11	Kansas Development Finance Authority
	Revenue (Public Employees Retirement
	System)	5.501%	5/1/34	2,025	2,571
	Los Angeles CA Community College District
	GO	6.750%	8/1/49	4,605	7,489
	Los Angeles CA Department of Water &
	Power Revenue	5.716%	7/1/39	1,650	2,283
	Los Angeles CA Department of Water &
	Power Revenue	6.166%	7/1/40	600	605
	Los Angeles CA Department of Water &
	Power Revenue	6.574%	7/1/45	6,555	10,072
	Los Angeles CA Department of Water &
	Power Revenue	6.603%	7/1/50	735	1,182
	Los Angeles CA Unified School District GO	5.755%	7/1/29	3,530	4,226
	Los Angeles CA Unified School District GO	5.750%	7/1/34	14,920	19,159
	Los Angeles CA Unified School District GO	6.758%	7/1/34	3,225	4,452
	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax
	Revenue	5.735%	6/1/39	6,375	8,536
	Los Angeles County CA Public Works
	Financing Authority Lease Revenue	7.618%	8/1/40	895	1,424
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	840	1,171
	Massachusetts GO	4.200%	12/1/21	8,085	8,204
	Massachusetts GO	4.500%	8/1/31	350	413
	Massachusetts GO	5.456%	12/1/39	5,250	6,438
	Massachusetts GO	2.813%	9/1/43	7,000	6,615
	Massachusetts GO	2.900%	9/1/49	3,425	3,216
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	2,780	3,758
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	2,800	2,868
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	3,375	4,523
	Metropolitan Government of Nashville &
	Davidson County Tennessee Convention
	Center Authority Tourism Tax Revenue	6.731%	7/1/43	1,540	2,230
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	4,625	6,782
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	6,155	6,571

	Miami-Dade County FL Water & Sewer
	Revenue	3.490%	10/1/42	865	876
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.084%	12/1/34	13,050	13,572
	Michigan Finance Authority Revenue (Trinity
	Health Credit Group)	3.384%	12/1/40	7,000	7,298
	Michigan State University Revenue	4.496%	8/15/48	2,025	2,262
	Mississippi GO	5.245%	11/1/34	2,020	2,429
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	3,500	4,089
12	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	10,800	12,884
	New Jersey Transportation Trust Fund
	Authority Transportation Program
	Revenue	4.081%	6/15/39	4,145	4,017
	New Jersey Transportation Trust Fund
	Authority Transportation Program
	Revenue	4.131%	6/15/42	5,370	5,199
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	5.754%	12/15/28	7,680	9,047
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	3,680	3,784
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	3,550	4,741
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	11,010	16,119
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	16,751	23,862
	New York City NY GO	6.646%	12/1/31	100	101
	New York City NY GO	6.246%	6/1/35	950	952
	New York City NY GO	5.517%	10/1/37	3,225	3,883
	New York City NY GO	6.271%	12/1/37	5,425	7,084
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	580	832
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.724%	6/15/42	795	1,148
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	1,000	1,476
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	350	519
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.282%	6/15/42	2,275	2,337
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	1,070	1,509
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	10,990	16,393
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	2,925	3,712
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	3,800	4,964
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	1,080	1,396
	New York City NY Water & Sewer System
	Revenue	5.790%	6/15/41	2,400	2,417
	New York City NY Water & Sewer System
	Revenue	5.790%	6/15/41	1,600	1,609

	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,100	1,574
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	975	1,277
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	6,870	8,961
	New York State Dormitory Authority Revenue	3.142%	7/1/43	7,035	6,980
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.110%	2/15/39	3,240	3,331
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	1,150	1,360
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.600%	3/15/40	3,085	3,738
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.190%	2/15/43	2,100	2,078
	New York State Thruway Authority	2.900%	1/1/35	2,050	2,025
	New York State Thruway Authority	3.500%	1/1/42	1,500	1,516
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	3.900%	3/15/33	3,040	3,436
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	2,375	2,597
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	7,225	11,438
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	1,575	1,875
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	4,500	4,581
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	5,431	6,542
	Ohio Turnpike Commision Revenue	3.216%	2/15/48	3,075	3,091
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	1,100	1,229
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	2,500	3,435
	Oregon GO	5.762%	6/1/23	507	538
	Oregon GO	5.892%	6/1/27	8,130	9,546
11	Oregon School Boards Association GO	5.528%	6/30/28	375	426
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	1,947	2,259
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	3,050	4,284
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	2,060	2,727
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	4,900	6,589
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	3,080	4,142
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	5,025	6,236
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	3,370	3,573
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	1,800	1,890
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	17,410	19,233

Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	7,385	8,818
Port Authority of New York & New Jersey
Revenue	3.287%	8/1/69	4,300	3,990
Port of Morrow OR Transmission Facilities
Revenue (Bonneville Cooperation Project)	2.987%	9/1/36	105	107
Princeton University New Jersey	5.700%	3/1/39	6,600	8,924
Regents of the University of California
Revenue	3.063%	7/1/25	9,060	9,712
Regional Transportation District of Colorado
Sales Tax Revenue	5.844%	11/1/50	1,500	2,250
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	2,900	3,833
Rutgers State University New Jersey
Revenue	3.915%	5/1/19	2,395	2,860
Rutgers The State University of New Jersey	3.270%	5/1/43	1,050	1,051
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	8,400	8,641
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	3,000	3,099
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	3,235	4,317
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	1,650	2,310
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	7,000	9,982
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	1,410	1,680
San Diego CA Regional Transportation
Commission Revenue	3.248%	4/1/48	1,225	1,201
San Diego County CA Regional
Transportation Commission Sales Tax
Revenue	5.911%	4/1/48	1,760	2,489
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	6,180	8,526
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	5,795	8,216
San Jose California Redevelopment Agency
Successor Agency Tax Allocation	3.375%	8/1/34	3,600	3,632
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	3,390	4,214
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	2,760	2,823
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	7,000	10,653
Texas A&M University System Revenue
Financing System Revenue	3.100%	7/1/49	4,725	4,766
Texas GO	5.517%	4/1/39	7,690	10,565
Texas GO	3.211%	4/1/44	4,370	4,495
Texas Private Activity Surface Transportation
Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	6,825	6,745
Texas Transportation Commission Revenue	5.178%	4/1/30	4,970	5,983
Texas Transportation Commission Revenue	4.681%	4/1/40	1,645	2,054
University of California Regents Medical
Center Revenue	6.548%	5/15/48	4,925	6,587
University of California Regents Medical
Center Revenue	6.583%	5/15/49	1,180	1,576

University of California Revenue	4.601%	5/15/31	8,330	9,690
University of California Revenue	5.946%	5/15/45	5,510	7,410
University of California Revenue	4.858%	5/15/12	8,768	11,344
University of California Revenue	4.767%	5/15/15	2,975	3,734
University of Nebraska Student Fee Revenue	3.037%	10/1/49	1,740	1,621
University of North Carolina University
System Revenue	3.327%	12/1/36	90	94
University of Pittsburgh of the
Commonwealth System of Pennsylvania
Higher Education	3.555%	9/15/19	11,425	11,392
University of Southern California Revenue	5.250%	10/1/11	1,840	2,968
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	4,400	4,450
University of Texas Revenue	3.354%	8/15/47	2,375	2,540
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	1,700	1,974
University of Virginia Revenue	4.179%	9/1/17	2,100	2,496
Utah GO	4.554%	7/1/24	7,680	8,097
Utah GO	3.539%	7/1/25	2,920	3,066
Washington GO	5.140%	8/1/40	3,320	4,556
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	9,400	10,215
Wisconsin General Fund Annual
Appropriation Revenue	3.154%	5/1/27	3,050	3,023
11 Wisconsin GO	5.700%	5/1/26	2,780	3,154
Total Taxable Municipal Bonds (Cost $1,068,433)				1,192,182
			Shares
Temporary Cash Investment (2.9%)
Money Market Fund (2.9%)
13 Vanguard Market Liquidity Fund (Cost
$5,009,434)	0.943%		50,129,445	5,006,929
Total Investments (100.4%) (Cost $165,810,773)				175,385,715
Other Assets and Liabilities -Net (-0.4%)				(689,150)
Net Assets (100%)				174,696,565
Cost rounded to $000.

* Securities with a value of $57,390,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
1 U.S. government-guaranteed.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of March 31, 2020.
5 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the aggregate value of these securities was $1,427,137,000, representing 0.8% of net assets.
7 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2020.
8 Guaranteed by the Government of Japan.
9 Guaranteed by the Federal Republic of Germany.
10 Guaranteed by the Republic of Austria.

11 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
12 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
CMT —Constant Maturing Treasury Rate.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
UMBS —Uniform Mortgage-Backed Securities.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The fund had no open futures contracts at March 31, 2020.

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction

Total Bond Market II Index Fund

Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2020, counterparties had deposited in segregated accounts securities with a value of
$1,857,000 and cash of $3,484,000 in connection with TBA transactions.

D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on t he proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage -dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	113,500,965	—	113,500,965
Asset-Backed/Commercial Mortgage-Backed
Securities	—	4,805,274	—	4,805,274
Corporate Bonds	—	43,465,523	—	43,465,523
Sovereign Bonds	—	7,414,842	—	7,414,842
Taxable Municipal Bonds	—	1,192,182	—	1,192,182
Temporary Cash Investments	5,006,929	—	—	5,006,929

Total Bond Market II Index Fund

Total	5,006,929	170,378,786	—	175,385,715